UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices)    (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:               (713) 626-1919

Date of fiscal year end:       12/31

Date of reporting period:       06/30/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	June 30, 2022

Invesco Active Allocation Fund

Nasdaq:

A: OAAAX ∎ C: OAACX ∎ R: OAANX ∎ Y: OAAYX ∎ R5: PAAJX ∎ R6: PAAQX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

21	Fund Expenses

22	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-20.62%
Class C Shares	-20.92
Class R Shares	-20.71
Class Y Shares	-20.57
Class R5 Shares	-20.47
Class R6 Shares	-20.60
Bloomberg Global Aggregate USD Hedged Index▼	-9.06
Custom Invesco Active Allocation Index∎	-17.93
MSCI All Country World Index▼	-20.18

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

  The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Custom Invesco Active Allocation Index is composed of 80% MSCI All Country World Index and 20% Bloomberg Global Aggregate USD Hedged Index.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Active Allocation Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	4.23%
10 Years	6.15
5 Years	3.03
1 Year	-22.31

Class C Shares
Inception (4/5/05)	4.20%
10 Years	6.10
5 Years	3.41
1 Year	-19.18

Class R Shares
Inception (4/5/05)	4.33%
10 Years	6.49
5 Years	3.95
1 Year	-18.03

Class Y Shares
Inception (4/5/05)	4.89%
10 Years	7.01
5 Years	4.44
1 Year	-17.64

Class R5 Shares
10 Years	6.84%
5 Years	4.38
1 Year	-17.55

Class R6 Shares
10 Years	6.84%
5 Years	4.38
1 Year	-17.67

Effective May 24, 2019, Class A, Class C, Class R, and Class Y shares of the Oppenheimer Portfolio Series: Active Allocation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Active Allocation Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Active Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Active Allocation Fund

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Active Allocation Fund

Schedule of Investments in Affiliated Issuers–99.24%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/22	Value 06/30/22

Alternative Funds–5.03%
Invesco Global Real Estate Income Fund, Class R6	2.48%	$52,999,438	$2,285,604	$–	$(9,459,752)	$–	$590,155	5,541,148	$45,825,290

Invesco Macro Allocation Strategy Fund, Class R6	2.55%	77,928,029	–	(24,697,871)	(3,358,469)	(2,759,405)	–	6,055,564	47,112,284

Total Alternative Funds		130,927,467	2,285,604	(24,697,871)	(12,818,221)	(2,759,405)	590,155		92,937,574

Domestic Equity Funds–43.25%
Invesco Discovery Mid Cap Growth Fund, Class R6	5.81%	209,641,660	21,890,265	(60,176,660)	(55,201,872)	(8,778,638)	–	4,406,022	107,374,755

Invesco Main Street Small Cap Fund, Class R6	5.96%	202,769,725	–	(59,201,022)	(44,907,111)	11,475,454	–	6,463,442	110,137,046

Invesco Russell 1000 Dynamic Multifactor ETF	11.50%	178,872,541	84,055,649	(5,313,520)	(44,952,858)	(254,209)	1,305,010	5,156,776	212,407,603

Invesco S&P 500® Low Volatility ETF	8.20%	171,006,263	15,434,121	(17,654,303)	(20,300,189)	2,969,444	1,573,347	2,442,828	151,455,336

Invesco S&P 500® Pure Growth ETF	5.25%	122,178,412	13,710,990	–	(38,904,391)	–	197,123	656,902	96,985,011

Invesco S&P SmallCap Low Volatility ETF	3.57%	182,237,438	–	(95,936,311)	(46,166,022)	25,905,468	1,279,347	1,483,058	66,040,573

Invesco Value Opportunities Fund, Class R6	2.96%	–	61,735,212	–	(6,997,179)	–	–	3,547,507	54,738,033

Total Domestic Equity Funds		1,066,706,039	196,826,237	(238,281,816)	(257,429,622)	31,317,519	4,354,827		799,138,357

Fixed Income Funds–17.57%
Invesco 1-30 Laddered Treasury ETF	2.06%	48,568,059	–	(3,383,045)	(6,680,094)	(509,720)	323,957	1,218,576	37,995,200

Invesco Core Plus Bond Fund, Class R6	7.66%	179,831,649	3,680,533	(17,142,464)	(22,609,689)	(2,251,209)	2,028,353	14,990,341	141,508,820

Invesco Income Fund, Class R6	1.09%	42,124,979	543,030	(19,765,054)	(2,929,778)	180,390	537,112	2,803,000	20,153,567

Invesco Master Loan Fund, Class R6	0.80%	–	15,922,085	–	(1,058,999)	–	268,606	993,097	14,863,086

Invesco Senior Floating Rate Fund, Class R6	1.07%	–	21,064,064	–	(1,306,072)	–	210,492	2,989,106	19,757,992

Invesco Taxable Municipal Bond ETF(b)	3.89%	89,858,749	3,665,376	(7,750,951)	(12,925,227)	(881,976)	1,128,946	2,596,175	71,965,971

Invesco Variable Rate Investment Grade ETF	1.00%	23,885,363	–	(5,135,303)	(334,491)	(18,584)	98,499	746,328	18,396,985

Total Fixed Income Funds		384,268,799	44,875,088	(53,176,817)	(47,844,350)	(3,481,099)	4,595,965		324,641,621

Foreign Equity Funds–32.55%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	3.31%	69,306,630	10,329,739	(3,025,948)	(13,923,816)	(1,458,646)	–	2,045,022	61,227,959

Invesco Developing Markets Fund, Class R6	3.65%	108,765,465	–	(14,823,066)	(19,484,105)	(7,057,917)	–	1,918,599	67,400,377

Invesco Global Fund, Class R6	10.64%	259,017,765	24,626,071	(2,032,501)	(83,991,476)	(954,874)	–	2,290,798	196,664,985

Invesco Global Infrastructure Fund, Class R6	1.05%	16,367,471	4,155,037	–	(1,226,028)	–	159,447	1,580,383	19,296,480

Invesco International Select Equity Fund, Class R6	1.79%	67,646,310	13,486,555	(32,518,954)	(9,016,452)	(6,490,612)	–	3,430,761	33,106,847

Invesco International Small-Mid Company Fund, Class R6	3.23%	88,140,852	1,083,615	–	(29,529,017)	–	–	1,572,174	59,695,450

Invesco RAFI™ Strategic Developed ex-US ETF	4.21%	69,642,948	25,337,460	(5,399,826)	(11,607,372)	(173,474)	1,584,562	2,959,853	77,799,736

Invesco S&P Emerging Markets Low Volatility ETF	3.67%	54,913,593	26,329,828	(7,594,814)	(6,610,319)	747,539	978,861	2,914,266	67,785,827

Invesco S&P International Developed Low Volatility ETF	1.00%	73,482,713	–	(50,725,679)	(8,694,579)	4,480,973	873,756	671,620	18,543,428

Total Foreign Equity Funds		807,283,747	105,348,305	(116,120,788)	(184,083,164)	(10,907,011)	3,596,626		601,521,089

Money Market Funds–0.84%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)	0.29%	4,221,702	49,845,833	(48,655,981)	–	–	1,052	5,411,554	5,411,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)

Schedule of Investments in Affiliated Issuers–99.24%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 06/30/22	Value 06/30/22
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)	0.21%	$3,015,499	$35,604,167	$(34,753,433)	$–	$(838)	$2,810		3,865,782	$3,865,395

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)	0.34%	4,824,802	56,966,667	(55,606,837)	–	–	4,175		6,184,632	6,184,632

Total Money Market Funds		12,062,003	142,416,667	(139,016,251)	–	(838)	8,037			15,461,581

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,788,013,443)	99.24%	2,401,248,055	491,751,901	(571,293,543)	(502,175,357)	14,169,166	13,145,610			1,833,700,222

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.63%
Invesco Private Government Fund, 1.38%(d)(e)	0.18%	–	62,784,084	(59,501,449)	–	–	12,112	(f)	3,282,635	3,282,635

Invesco Private Prime Fund, 1.66%(d)(e)	0.45%	–	143,061,495	(134,624,961)	–	4,527	33,703	(f)	8,441,061	8,441,061

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,723,696)	0.63%	–	205,845,579	(194,126,410)	–	4,527	45,815			11,723,696

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,799,737,139)	99.87%	$2,401,248,055	$697,597,480	$(765,419,953)	$(502,175,357)	$14,173,693	$13,191,425			$1,845,423,918

OTHER ASSETS LESS LIABILITIES	0.13%									2,345,984

NET ASSETS	100.00%									$1,847,769,902

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	45	September-2022	$8,526,375	$41,281	$ 41,281
Nikkei 225 Index	25	September-2022	4,860,702	(72,000)	(72,000)
S&P/ASX 200 Index	26	September-2022	2,898,809	(67,841)	(67,841)
S&P/TSX 60 Index	17	September-2022	3,017,791	(47,303)	(47,303)
STOXX Europe 600 Index	611	September-2022	12,959,620	(201,893)	(201,893)
Subtotal–Long Futures Contracts				(347,756)	(347,756)

Short Futures Contracts
Equity Risk
MSCI Emerging Markets Index	204	September-2022	(10,227,540)	43,378	43,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Active Allocation Fund

Open Futures Contracts(a)–(continued)

					Unrealized
	Number of	Expiration	Notional		Appreciation
Short Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	385	September-2022	$(45,634,531)	$ 625,625	$ 625,625

Subtotal–Short Futures Contracts				669,003	669,003

Total Futures Contracts				$ 321,247	$ 321,247

(a)	Futures contracts collateralized by $4,492,820 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

09/21/2022	Bank Of America, N. A.	JPY	243,040,000	USD	1,821,641	$20,575

09/21/2022	Bank Of America, N. A.	ZAR	11,575,000	USD	734,034	28,199

09/21/2022	Barclays Bank PLC	THB	199,500,000	USD	5,742,494	79,305

09/21/2022	Deutsche Bank AG	GBP	2,875,000	USD	3,599,833	94,860

09/21/2022	Deutsche Bank AG	MXN	7,325,000	USD	366,295	7,241

09/21/2022	Deutsche Bank AG	PHP	277,080,000	USD	5,155,936	147,069

09/21/2022	JP Morgan Chase Bank, N.A.	AUD	7,210,000	USD	5,140,514	160,567

09/21/2022	JP Morgan Chase Bank, N.A.	IDR	81,635,000,000	USD	5,589,524	145,440

09/21/2022	JP Morgan Chase Bank, N.A.	KRW	9,889,630,000	USD	7,736,185	49,450

09/21/2022	JP Morgan Chase Bank, N.A.	TWD	257,195,000	USD	8,760,048	55,406

09/21/2022	JP Morgan Chase Bank, N.A.	ZAR	83,000,000	USD	5,368,609	307,328

09/21/2022	Morgan Stanley and Co. International PLC	CAD	13,900,000	USD	11,058,894	258,688

09/21/2022	Morgan Stanley and Co. International PLC	CLP	205,000,000	USD	239,887	20,076

09/21/2022	Morgan Stanley and Co. International PLC	INR	195,760,000	USD	2,483,634	22,157

09/21/2022	Morgan Stanley and Co. International PLC	NZD	8,740,000	USD	5,581,818	128,103

Subtotal–Appreciation						1,524,464

Currency Risk
09/21/2022	Bank Of America, N. A.	USD	445,200	DKK	3,090,000	(7,342)

09/02/2022	Barclays Bank PLC	USD	4,590,393	BRL	22,835,000	(301,128)

09/21/2022	BNP Paribas S.A.	USD	5,563,426	CZK	129,900,000	(117,091)

09/21/2022	BNP Paribas S.A.	USD	5,324,371	HUF	2,030,000,000	(26,745)

09/21/2022	BNP Paribas S.A.	USD	5,829,399	PLN	25,680,000	(160,751)

09/21/2022	Goldman Sachs International	USD	11,092,881	JPY	1,480,000,000	(125,236)

09/21/2022	Goldman Sachs International	USD	5,666,553	TWD	166,200,000	(41,593)

09/21/2022	JP Morgan Chase Bank, N.A.	CNY	20,965,000	USD	3,123,883	(6,216)

09/21/2022	JP Morgan Chase Bank, N.A.	USD	5,130,441	IDR	75,320,000,000	(107,492)

09/21/2022	JP Morgan Chase Bank, N.A.	USD	5,865,974	SEK	57,790,000	(198,248)

09/21/2022	JP Morgan Chase Bank, N.A.	USD	5,742,834	SGD	7,930,000	(32,218)

09/21/2022	Morgan Stanley and Co. International PLC	CHF	3,895,000	USD	4,009,023	(93,746)

09/21/2022	Morgan Stanley and Co. International PLC	USD	7,321,923	CAD	9,280,000	(111,427)

09/21/2022	Morgan Stanley and Co. International PLC	USD	5,653,146	COP	22,508,000,000	(301,628)

09/21/2022	Morgan Stanley and Co. International PLC	USD	10,284,896	EUR	9,600,000	(168,587)

09/21/2022	Standard Chartered Bank PLC	USD	5,581,036	NOK	53,270,000	(163,398)

Subtotal–Depreciation						(1,962,846)

Total Forward Foreign Currency Contracts						$(438,382)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Active Allocation Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
(Pay)/
		Receive			Implied		Upfront
	Buy/Sell	Fixed	Payment		Credit		Payments Paid		Unrealized
Reference Entity	Protection	Rate	Frequency	Maturity Date	Spread(b)	Notional Value	(Received)	Value	Appreciation
Credit Risk
Markit CDX North America Investment Grade Index, Series 37, Version 1	Buy	(1.00)%	Quarterly	12/20/2031	1.297%	USD 65,000,000	$(26,547)	$1,461,330	$1,487,877

(a)	Centrally cleared swap agreements collateralized by $1,585,656 cash held with J.P. Morgan Chase Bank, N.A..
(b)

Implied credit spreads represent the current level, as of June 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PHP	– Philippines Peso
PLN	– Polish Zloty
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– U.S. Dollar
ZAR	– South African Rand

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2022

Equity Funds	75.89%
Fixed Income Funds	17.59
Alternative Funds	5.04
Money Market Funds	1.48

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Active Allocation Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in affiliated underlying funds, at value (Cost $1,799,737,139)*	$1,845,423,918

Other investments:
Variation margin receivable – futures contracts	9,331,326

Variation margin receivable–centrally cleared swap agreements	3,823

Unrealized appreciation on forward foreign currency contracts outstanding	1,524,464

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	4,492,820

Cash collateral – centrally cleared swap agreements	1,585,656

Cash collateral – OTC Derivatives	630,000

Cash	22,228

Receivable for:
Fund shares sold	328,425

Dividends - affiliated underlying funds	602,309

Investment for trustee deferred compensation and retirement plans	114,335

Other assets	167,021

Total assets	1,864,226,325

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,962,846

Payable for:
Investments purchased - affiliated underlying funds	588,356

Fund shares reacquired	1,190,455

Collateral upon return of securities loaned	11,723,696

Accrued fees to affiliates	802,354

Accrued trustees’ and officers’ fees and benefits	48,194

Accrued other operating expenses	26,187

Trustee deferred compensation and retirement plans	114,335

Total liabilities	16,456,423

Net assets applicable to shares outstanding	$1,847,769,902

Net assets consist of:

Shares of beneficial interest	$1,728,113,963

Distributable earnings	119,655,939

$1,847,769,902

Net Assets:
Class A	$1,514,334,000

Class C	$178,179,853

Class R	$128,718,196

Class Y	$26,512,332

Class R5	$9,915

Class R6	$15,606

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	123,762,782

Class C	15,013,833

Class R	10,607,359

Class Y	2,125,859

Class R5	810

Class R6	1,277

Class A:
Net asset value per share	$12.24

Maximum offering price per share (Net asset value of $12.24 ÷ 94.50%)	$12.95

Class C:
Net asset value and offering price per share	$11.87

Class R:
Net asset value and offering price per share	$12.13

Class Y:
Net asset value and offering price per share	$12.47

Class R5:
Net asset value and offering price per share	$12.24

Class R6:
Net asset value and offering price per share	$12.22

*	At June 30, 2022, securities with an aggregate value of $11,680,200 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Active Allocation Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends from affiliated underlying funds (includes securities lending income of $ 106,013)	$13,251,623

Interest	342,117

Total investment income	13,593,740

Expenses:

Advisory fees	893,095

Administrative services fees	150,014

Custodian fees	44,810

Distribution fees:
Class A	2,059,729

Class C	1,039,775

Class R	361,636

Transfer agent fees – A, C, R and Y	995,987

Transfer agent fees – R6	7

Trustees’ and officers’ fees and benefits	22,415

Registration and filing fees	67,081

Reports to shareholders	54,886

Professional services fees	18,391

Other	23,787

Total expenses	5,731,613

Less: Fees waived and/or expense offset arrangement(s)	(4,539)

Net expenses	5,727,074

Net investment income	7,866,666

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Affiliated underlying fund shares	14,172,594

Foreign currencies	17

Forward foreign currency contracts	448,596

Futures contracts	(9,377,874)

Swap agreements	(4,457,362)

785,971

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(502,175,357)

Foreign currencies	744,869

Forward foreign currency contracts	34,800

Futures contracts	(1,193,780)

Swap agreements	1,039,674

(501,549,794)

Net realized and unrealized gain (loss)	(500,763,823)

Net increase (decrease) in net assets resulting from operations	$(492,897,157)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Active Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:

Net investment income	$7,866,666	$13,254,181

Net realized gain	785,971	200,051,488

Change in net unrealized appreciation (depreciation)	(501,549,794)	106,402,626

Net increase (decrease) in net assets resulting from operations	(492,897,157)	319,708,295

Distributions to shareholders from distributable earnings:

Class A	–	(153,175,119)

Class C	–	(18,154,278)

Class R	–	(12,616,970)

Class Y	–	(2,531,897)

Class R5	–	(943)

Class R6	–	(1,184)

Total distributions from distributable earnings	–	(186,480,391)

Share transactions–net:

Class A	(57,445,982)	(109,520,434)

Class C	(19,677,965)	(29,604,925)

Class R	(3,912,775)	11,774,429

Class Y	1,229,813	2,145,797

Class R5	1,496	–

Class R6	5,220	3,174

Net increase (decrease) in net assets resulting from share transactions	(79,800,193)	(125,201,959)

Net increase (decrease) in net assets	(572,697,350)	8,025,945

Net assets:

Beginning of period	2,420,467,252	2,412,441,307

End of period	$1,847,769,902	$2,420,467,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Active Allocation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$15.42	$0.06	$(3.24)	$(3.18)	$–	$–	$–	$12.24	(20.62	)%(f)	$1,514,334	0.46	%(f)(g)	0.46	%(f)(g)	0.84	%(f)(g)	17%
Year ended 12/31/21	14.70	0.10	1.92	2.02	(0.32)	(0.98)	(1.30)	15.42	13.92	(f)	1,973,745	0.45	(f)	0.47	(f)	0.64	(f)	16
Year ended 12/31/20	14.66	0.13	1.76	1.89	(0.14)	(1.71)	(1.85)	14.70	13.04	(f)	1,973,119	0.44	(f)	0.48	(f)	0.94	(f)	70
Eleven months ended 12/31/19	13.89	0.21	1.85	2.06	(0.44)	(0.85)	(1.29)	14.66	14.84		1,867,751	0.52	(g)	0.56	(g)	1.52	(g)	24
Year ended 01/31/19	15.25	0.15	(1.27)	(1.12)	(0.24)	–	(0.24)	13.89	(7.22)		1,636,759	0.53		0.57		1.04		38
Year ended 01/31/18	12.68	0.10	2.63	2.73	(0.16)	–	(0.16)	15.25	21.62		1,888,596	0.53		0.59		0.75		9
Year ended 01/31/17	11.38	0.15	1.27	1.42	(0.12)	–	(0.12)	12.68	12.50		1,645,373	0.56		0.60		1.20		5
Class C
Six months ended 06/30/22	15.01	0.01	(3.15)	(3.14)	–	–	–	11.87	(20.92)		178,180	1.22	(g)	1.22	(g)	0.08	(g)	17
Year ended 12/31/21	14.34	(0.02)	1.86	1.84	(0.19)	(0.98)	(1.17)	15.01	13.01		247,857	1.21		1.23		(0.12)		16
Year ended 12/31/20	14.35	0.02	1.70	1.72	(0.02)	(1.71)	(1.73)	14.34	12.18		263,343	1.20		1.24		0.18		70
Eleven months ended 12/31/19	13.60	0.10	1.81	1.91	(0.31)	(0.85)	(1.16)	14.35	14.09		342,957	1.28	(g)	1.32	(g)	0.76	(g)	24
Year ended 01/31/19	14.92	0.04	(1.23)	(1.19)	(0.13)	–	(0.13)	13.60	(7.92)		489,474	1.28		1.32		0.28		38
Year ended 01/31/18	12.41	(0.00)	2.57	2.57	(0.06)	–	(0.06)	14.92	20.72		579,999	1.28		1.34		(0.03)		9
Year ended 01/31/17	11.14	0.05	1.25	1.30	(0.03)	–	(0.03)	12.41	11.66		535,568	1.31		1.35		0.44		5
Class R
Six months ended 06/30/22	15.31	0.04	(3.22)	(3.18)	–	–	–	12.13	(20.77)		128,718	0.72	(g)	0.72	(g)	0.58	(g)	17
Year ended 12/31/21	14.60	0.06	1.91	1.97	(0.28)	(0.98)	(1.26)	15.31	13.64		166,900	0.71		0.73		0.38		16
Year ended 12/31/20	14.58	0.09	1.74	1.83	(0.10)	(1.71)	(1.81)	14.60	12.70		147,675	0.70		0.74		0.68		70
Eleven months ended 12/31/19	13.82	0.17	1.83	2.00	(0.39)	(0.85)	(1.24)	14.58	14.54		139,693	0.77	(g)	0.81	(g)	1.27	(g)	24
Year ended 01/31/19	15.17	0.11	(1.26)	(1.15)	(0.20)	–	(0.20)	13.82	(7.44)		125,162	0.78		0.82		0.78		38
Year ended 01/31/18	12.62	0.07	2.61	2.68	(0.13)	–	(0.13)	15.17	21.28		134,457	0.78		0.84		0.49		9
Year ended 01/31/17	11.32	0.11	1.28	1.39	(0.09)	–	(0.09)	12.62	12.29		117,356	0.81		0.85		0.94		5
Class Y
Six months ended 06/30/22	15.70	0.07	(3.30)	(3.23)	–	–	–	12.47	(20.57)		26,512	0.22	(g)	0.22	(g)	1.08	(g)	17
Year ended 12/31/21	14.94	0.14	1.96	2.10	(0.36)	(0.98)	(1.34)	15.70	14.24		31,941	0.21		0.23		0.88		16
Year ended 12/31/20	14.88	0.17	1.77	1.94	(0.17)	(1.71)	(1.88)	14.94	13.22		28,284	0.20		0.24		1.18		70
Eleven months ended 12/31/19	14.08	0.24	1.88	2.12	(0.47)	(0.85)	(1.32)	14.88	15.11		26,168	0.28	(g)	0.32	(g)	1.76	(g)	24
Year ended 01/31/19	15.42	0.19	(1.29)	(1.10)	(0.24)	–	(0.24)	14.08	(7.00)		24,190	0.29		0.33		1.28		38
Year ended 01/31/18	12.81	0.13	2.68	2.81	(0.20)	–	(0.20)	15.42	21.98		63,523	0.28		0.34		0.90		9
Year ended 01/31/17	11.51	0.20	1.26	1.46	(0.16)	–	(0.16)	12.81	12.69		56,496	0.31		0.35		1.65		5
Class R5
Six months ended 06/30/22	15.39	0.08	(3.23)	(3.15)	–	–	–	12.24	(20.47)		10	0.11	(g)	0.11	(g)	1.19	(g)	17
Year ended 12/31/21	14.68	0.14	1.92	2.06	(0.37)	(0.98)	(1.35)	15.39	14.19		11	0.19		0.21		0.90		16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.18)	(1.71)	(1.89)	14.68	13.29		10	0.18		0.22		1.20		70
Period ended 12/31/19(h)	14.28	0.16	1.54	1.70	(0.48)	(0.85)	(1.33)	14.65	11.94		10	0.22	(g)	0.26	(g)	1.82	(g)	24
Class R6
Six months ended 06/30/22	15.39	0.07	(3.24)	(3.17)	–	–	–	12.22	(20.60)		16	0.22	(g)	0.22	(g)	1.08	(g)	17
Year ended 12/31/21	14.67	0.14	1.93	2.07	(0.37)	(0.98)	(1.35)	15.39	14.29		14	0.19		0.21		0.90		16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.19)	(1.71)	(1.90)	14.67	13.25		10	0.17		0.22		1.21		70
Period ended 12/31/19(h)	14.28	0.17	1.54	1.71	(0.49)	(0.85)	(1.34)	14.65	12.02		10	0.14	(g)	0.18	(g)	1.90	(g)	24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.53%, 0.53% and 0.63% for the six months ended June 30, 2022 and the years ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.62%, 0.63%, 0.63% and 0.63% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2022 and the years ended December 31, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Active Allocation Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1– Significant Accounting Policies

Invesco Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

13	Invesco Active Allocation Fund

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending

14	Invesco Active Allocation Fund

transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $8,164 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated underlying funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the

15	Invesco Active Allocation Fund

seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

P.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2– Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $ 3 billion	0.100%

Over $3 billion	0.080%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.09%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the

16	Invesco Active Allocation Fund

Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $1,850.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $119,867 in front-end sales commissions from the sale of Class A shares and $5,854 and $3,110 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3– Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$1,818,238,641	$–	$–	$1,818,238,641

Money Market Funds	15,461,581	11,723,696	–	27,185,277

Total Investments in Securities	1,833,700,222	11,723,696	–	1,845,423,918

Other Investments - Assets*

Futures Contracts	710,284	–	–	710,284

Forward Foreign Currency Contracts	–	1,524,464	–	1,524,464

Swap Agreements	–	1,487,877	–	1,487,877

	710,284	3,012,341	–	3,722,625

17	Invesco Active Allocation Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(389,037)	$–	$–	$(389,037)

Forward Foreign Currency Contracts	–	(1,962,846)	–	(1,962,846)

	(389,037)	(1,962,846)	–	(2,351,883)

Total Other Investments	321,247	1,049,495	–	1,370,742

Total Investments	$1,834,021,469	$12,773,191	$–	$1,846,794,660

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

	Value
	Credit	Currency	Equity	Interest
Derivative Assets	Risk	Risk	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$–	$–	$84,659	$625,625	$710,284

Unrealized appreciation on swap agreements – Centrally Cleared(a)	1,487,877	–	–	–	1,487,877

Unrealized appreciation on forward foreign currency contracts outstanding	–	1,524,464	–	–	1,524,464

Total Derivative Assets	1,487,877	1,524,464	84,659	625,625	3,722,625

Derivatives not subject to master netting agreements	(1,487,877)	–	(84,659)	(625,625)	(2,198,161)

Total Derivative Assets subject to master netting agreements	$–	$1,524,464	$–	$–	$1,524,464

			Value
			Currency	Equity
Derivative Liabilities			Risk	Risk	Total

Unrealized depreciation on futures contracts –Exchange-Traded(a)			$–	$(389,037)	$(389,037)

Unrealized depreciation on forward foreign currency contracts outstanding			(1,962,846)	–	(1,962,846)

Total Derivative Liabilities			(1,962,846)	(389,037)	(2,351,883)

Derivatives not subject to master netting agreements			–	389,037	389,037

Total Derivative Liabilities subject to master netting agreements			$(1,962,846)	$–	$(1,962,846)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2022.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank Of America, N. A.	$ 48,774	$ (7,342)	$41,432	$–	$–	$41,432

Barclays Bank PLC	79,305	(301,128)	(221,823)	–	–	(221,823)

BNP Paribas S.A.	–	(304,587)	(304,587)	–	–	(304,587)

Deutsche Bank AG	249,170	–	249,170	–	–	249,170

Goldman Sachs International	–	(166,829)	(166,829)	–	–	(166,829)

JP Morgan Chase Bank, N.A.	718,191	(344,174)	374,017	–	–	374,017

Morgan Stanley and Co. International PLC	429,024	(675,388)	(246,364)	–	–	(246,364)

Standard Chartered Bank PLC	–	(163,398)	(163,398)	–	–	(163,398)

Total	$1,524,464	$(1,962,846)	$(438,382)	$–	$–	$(438,382)

18	Invesco Active Allocation Fund

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$448,596	$-	$-	$448,596

Futures contracts	-	-	(6,621,112)	(2,756,762)	(9,377,874)

Swap agreements	(4,457,362)	-	-	-	(4,457,362)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	34,800	-	-	34,800

Futures contracts	-	-	(1,136,932)	(56,848)	(1,193,780)

Swap agreements	1,039,674	-	-	-	1,039,674

Total	$(3,417,688)	$483,396	$(7,758,044)	$(2,813,610)	$(13,505,946)

        The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures	Swap
	Contracts	Contracts	Agreements

Average notional value	$219,722,011	$98,076,518	$114,633,333

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,689.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $349,335,234 and $432,277,292, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$135,941,484

Aggregate unrealized (depreciation) of investments	(95,327,037)

Net unrealized appreciation of investments	$40,614,447

Cost of investments for tax purposes is $1,806,153,665.

19	Invesco Active Allocation Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	4,335,213	$59,636,342	8,832,942	$140,484,176

Class C	1,052,460	14,008,083	2,197,410	33,956,657

Class R	674,630	9,162,973	1,489,640	23,441,103

Class Y	491,267	6,744,176	694,604	11,234,495

Class R5	110	1,496	-	-

Class R6	392	5,330	187	3,084

Issued as reinvestment of dividends:
Class A	-	-	9,938,765	150,174,792

Class C	-	-	1,224,066	18,017,957

Class R	-	-	839,744	12,604,545

Class Y	-	-	137,354	2,112,494

Class R6	-	-	16	239

Automatic conversion of Class C shares to Class A shares:
Class A	1,052,008	14,230,460	1,918,277	30,399,976

Class C	(1,082,587)	(14,230,460)	(1,973,199)	(30,399,976)

Reacquired:
Class A	(9,618,079)	(131,312,784)	(26,939,310)	(430,579,378)

Class C	(1,465,438)	(19,455,588)	(3,308,921)	(51,179,563)

Class R	(966,495)	(13,075,748)	(1,542,987)	(24,271,219)

Class Y	(400,078)	(5,514,363)	(690,148)	(11,201,192)

Class R6	(9)	(110)	(9)	(149)

Net increase (decrease) in share activity	(5,926,606)	$(79,800,193)	(7,181,569)	$(125,201,959)

20	Invesco Active Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/22)	(06/30/22)[1]	Period[2]	(06/30/22)	Period[2]	Ratio
Class A	$1,000.00	$793.80	$2.05	$1,022.51	$2.31	0.46%
Class C	1,000.00	790.80	5.42	1,018.74	6.11	1.22
Class R	1,000.00	792.90	3.20	1,021.22	3.61	0.72
Class Y	1,000.00	794.30	0.98	1,023.70	1.10	0.22
Class R5	1,000.00	795.30	0.49	1,024.25	0.55	0.11
Class R6	1,000.00	794.00	0.98	1,023.70	1.10	0.22

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21	Invesco Active Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Active Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Active Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund underwent a change in portfolio management and investment process in 2020. The Board recognized that the performance data reflects a

22	Invesco Active Allocation Fund

snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

23	Invesco Active Allocation Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSAA-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Convertible Securities Fund

Nasdaq:

A: CNSAX ∎ C: CNSCX ∎ Y: CNSDX ∎ R5: CNSIX ∎ R6: CNSFX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-18.48%
Class C Shares	-18.78
Class Y Shares	-18.38
Class R5 Shares	-18.36
Class R6 Shares	-18.33
ICE BofA US Convertible Index▼ (Broad Market/Style-Specific Index)	-20.21
Lipper Convertible Securities Funds Index∎ (Peer Group Index)	-19.19
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The ICE BofA US Convertible Index tracks the performance of US-dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

The Lipper Convertible Securities Funds Index is an unmanaged index considered representative of convertible securities funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Convertible Securities Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	6.76%
10 Years	7.80
5 Years	7.78
1 Year	-21.77

Class C Shares
Inception (7/28/97)	6.74%
10 Years	7.79
5 Years	8.21
1 Year	-18.45

Class Y Shares
Inception (7/28/97)	7.26%
10 Years	8.67
5 Years	9.27
1 Year	-17.03

Class R5 Shares
Inception (5/23/11)	7.45%
10 Years	8.72
5 Years	9.29
1 Year	-17.00

Class R6 Shares
10 Years	8.79%
5 Years	9.39
1 Year	-16.93

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Convertible Securities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–77.79%
Aerospace & Defense–0.86%
Parsons Corp., Conv., 0.25%, 08/15/2025	$8,000,000	$ 8,444,000

Airlines–1.70%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	4,568,000	4,822,348
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	2,142,000	1,586,151
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	6,731,000	7,950,994
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	2,620,000	2,375,030
		16,734,523

Apparel Retail–0.58%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025	5,710,000	5,656,469

Application Software–11.84%
Avalara, Inc., Conv., 0.25%, 08/01/2026(b)	10,300,000	8,039,150
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	8,674,000	7,516,021
Bill.com Holdings, Inc., Conv., 0.00%, 04/01/2027(b)(c)	14,831,000	11,464,363
Blackline, Inc., Conv., 0.00%, 03/15/2026(c)	2,221,000	1,770,137
Box, Inc., Conv., 0.00%, 01/15/2026(c)	5,000,000	5,702,500
Coupa Software, Inc., Conv., 0.38%, 06/15/2026	7,530,000	5,685,150
Datadog, Inc., Conv., 0.13%, 06/15/2025	4,279,000	5,432,191
Dropbox, Inc., Conv., 0.00%, 03/01/2026(c)	7,883,000	7,138,056
Five9, Inc., Conv., 0.50%, 06/01/2025	9,501,000	9,291,978
HubSpot, Inc., Conv., 0.38%, 06/01/2025	2,700,000	3,484,688
Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(c)	8,825,000	8,714,687
RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	9,750,000	8,019,375
Splunk, Inc., Conv., 1.13%, 06/15/2027	14,793,000	12,278,190
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	11,015,000	10,381,637
Workday, Inc., Conv., 0.25%, 10/01/2022	4,000,000	4,192,000
Zendesk, Inc., Conv., 0.63%, 06/15/2025	7,400,000	7,203,900
		116,314,023

Asset Management & Custody Banks–0.88%
Ares Capital Corp., Conv., 4.63%, 03/01/2024	8,300,000	8,663,125

	Principal Amount	Value
Automobile Manufacturers–1.51%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	$16,172,000	$ 14,829,724

Biotechnology–3.05%
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027	6,000,000	5,992,800
Exact Sciences Corp., Conv., 0.38%, 03/15/2027	6,371,000	4,674,721
Insmed, Inc.,
Conv., 1.75%, 01/15/2025	3,283,000	3,067,964
0.75%, 06/01/2028	5,000,000	4,185,000
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	10,200,000	12,010,500
		29,930,985

Cable & Satellite–2.48%
Cable One, Inc., Conv., 1.13%, 03/15/2028	7,500,000	6,322,500
DISH Network Corp., Conv., 0.00%, 12/15/2025(c)	9,900,000	6,980,490
Liberty Broadband Corp.,
Conv., 1.25%, 10/05/2023(b)(d)	5,290,000	4,967,310
2.75%, 10/05/2023(b)(d)	6,375,000	6,079,719
		24,350,019

Coal & Consumable Fuels–0.40%
Peabody Energy Corp., Conv., 3.25%, 03/01/2028(b)	3,000,000	3,963,000

Communications Equipment–0.88%
Lumentum Holdings, Inc.,
Conv., 0.50%, 12/15/2026	6,550,000	6,742,570
0.50%, 06/15/2028(b)	2,230,000	1,922,260
		8,664,830

Construction Machinery & Heavy Trucks–0.67%
Greenbrier Cos., Inc. (The), Conv., 2.88%, 04/15/2028	7,000,000	6,545,000

Data Processing & Outsourced Services–1.28%
Block, Inc., Conv., 0.00%, 05/01/2026(c)	11,653,000	9,275,788
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(c)	4,115,000	3,318,747
		12,594,535

Diversified Metals & Mining–0.77%
Ivanhoe Mines Ltd. (Canada), Conv., 2.50%, 04/15/2026(b)	5,733,000	5,919,323
Lithium Americas Corp. (Canada), Conv., 1.75%, 01/15/2027(b)	2,000,000	1,667,000
		7,586,323

Electric Utilities–3.75%
NextEra Energy, Inc., Conv. Investment Units, 5.28%, 03/01/2023	408,611	20,287,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Convertible Securities Fund

	Principal Amount	Value
Electric Utilities–(continued)
Southern Co. (The), Conv. Investment Units, 6.75%, 08/01/2022	$313,073	$ 16,586,608
		36,874,144

Gas Utilities–0.60%
UGI Corp., Conv. Investment Units, 7.25%, 06/01/2024	64,300	5,857,730

Health Care Equipment–3.69%
CONMED Corp., Conv., 2.25%, 06/15/2027(b)	9,000,000	8,442,000
CryoPort, Inc., Conv., 0.75%, 12/01/2026(b)	3,500,000	2,712,500
DexCom, Inc., Conv., 0.25%, 11/15/2025	15,080,000	13,873,600
Insulet Corp., Conv., 0.38%, 09/01/2026	9,800,000	11,221,000
		36,249,100

Health Care Services–0.14%
Guardant Health, Inc., Conv., 0.00%, 11/15/2027(c)	2,163,000	1,346,468

Hotel & Resort REITs–1.13%
Pebblebrook Hotel Trust, Conv., 1.75%, 12/15/2026	12,376,000	11,082,708

Hotels, Resorts & Cruise Lines–4.75%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(c)	11,450,000	9,572,200
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	9,504,000	11,440,915
Expedia Group, Inc., Conv., 0.00%, 02/15/2026(c)	13,034,000	11,828,355
Marriott Vacations Worldwide Corp., Conv., 0.00%, 01/15/2026(c)	9,000,000	8,212,500
Royal Caribbean Cruises Ltd., Conv., 4.25%, 06/15/2023	5,846,000	5,612,160
		46,666,130

Industrial Machinery–0.62%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	6,600,000	6,111,600

Interactive Home Entertainment–1.31%
Sea Ltd. (Singapore), Conv., 0.25%, 09/15/2026	9,900,000	7,276,500
Spotify USA, Inc., Conv., 0.00%, 03/15/2026(c)	7,000,000	5,558,000
		12,834,500

Interactive Media & Services–1.58%
Snap, Inc.,
Conv., 0.00%, 05/01/2027(c)	15,100,000	10,532,250
0.13%, 03/01/2028(b)	4,000,000	2,802,000
Twitter, Inc., Conv., 0.00%, 03/15/2026(c)	2,500,000	2,225,157
		15,559,407

	Principal Amount	Value
Internet & Direct Marketing Retail–0.64%
Etsy, Inc.,
Conv., 0.13%, 09/01/2027	$4,778,000	$ 3,719,673
0.25%, 06/15/2028	3,450,000	2,544,375
		6,264,048

Internet Services & Infrastructure–3.46%
Akamai Technologies, Inc.,
Conv., 0.13%, 05/01/2025	6,600,000	7,256,700
0.38%, 09/01/2027	2,500,000	2,496,250
Cloudflare, Inc., Conv., 0.00%, 08/15/2026(b)(c)	11,560,000	8,980,964
Okta, Inc., Conv., 0.38%, 06/15/2026	7,582,000	6,346,134
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	10,577,000	8,858,237
		33,938,285

Investment Banking & Brokerage–1.37%
JPMorgan Chase Financial Co. LLC, Conv., 0.25%, 05/01/2023(b)	10,378,000	10,767,175
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(b)	2,500,000	2,716,250
		13,483,425

Leisure Facilities–1.13%
NCL Corp. Ltd., Conv., 5.38%, 08/01/2025	3,065,000	2,961,710
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(c)	9,262,000	8,104,250
		11,065,960

Life Sciences Tools & Services–0.93%
Illumina, Inc., Conv., 0.00%, 08/15/2023(c)	5,500,000	5,255,250
NeoGenomics, Inc., Conv., 0.25%, 01/15/2028	6,275,000	3,923,714
		9,178,964

Mortgage REITs–0.19%
Blackstone Mortgage Trust, Inc., Conv., 5.50%, 03/15/2027	2,000,000	1,828,000

Movies & Entertainment–2.42%
IMAX Corp., Conv., 0.50%, 04/01/2026	5,260,000	4,691,920
Liberty Media Corp.,
Conv., 1.38%, 10/15/2023	4,500,000	5,289,750
0.50%, 09/01/2024(b)(d)	12,300,000	13,794,450
		23,776,120

Multi-Utilities–1.77%
NiSource, Inc., Conv. Investment Units, 7.75%, 03/01/2024	152,700	17,365,044

Oil & Gas Exploration & Production–4.70%
EQT Corp., Conv., 1.75%, 05/01/2026	9,584,000	22,623,032
Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025	10,878,000	23,572,626
		46,195,658

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Convertible Securities Fund

	Principal Amount	Value
Pharmaceuticals–0.69%
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	$6,500,000	$ 6,747,000

Renewable Electricity–0.95%
NextEra Energy Partners L.P., Conv., 0.00%, 11/15/2025(b)(c)	9,023,000	9,370,386

Research & Consulting Services–1.27%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	12,429,190

Restaurants–0.93%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	7,298,000	5,601,215
Shake Shack, Inc., Conv., 0.00%, 03/01/2028(c)	5,111,000	3,503,591
		9,104,806

Semiconductor Equipment–0.91%
Enphase Energy, Inc., Conv., 0.00%, 03/01/2028(c)	8,950,000	8,927,625

Semiconductors–6.31%
Impinj, Inc., Conv., 1.13%, 05/15/2027(b)	5,200,000	4,346,367
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026	7,200,000	6,300,000
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	24,324,000	24,324,000
ON Semiconductor Corp., Conv., 0.00%, 05/01/2027(c)	9,700,000	11,213,200
Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025	5,275,000	6,844,313
Wolfspeed, Inc., Conv., 0.25%, 02/15/2028(b)	10,700,000	8,907,750
		61,935,630

Systems Software–3.10%
Palo Alto Networks, Inc., Conv., 0.75%, 07/01/2023	12,100,000	22,523,053
Rapid7, Inc., Conv., 0.25%, 03/15/2027	8,775,000	7,950,150
		30,473,203

Technology Hardware, Storage & Peripherals–1.12%
Western Digital Corp., Conv., 1.50%, 02/01/2024	11,500,000	10,982,500

Trucking–1.43%
Lyft, Inc., Conv., 1.50%, 05/15/2025	2,650,000	2,256,475
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(c)	14,650,000	11,759,814
		14,016,289
Total U.S. Dollar Denominated Bonds & Notes (Cost $828,465,452)		763,940,476

	Shares
Preferred Stocks–16.67%
Asset Management & Custody Banks–1.28%
KKR & Co., Inc., 6.00%, Series C, Conv. Pfd.	214,213	12,525,034

	Shares	Value
Auto Parts & Equipment–0.36%
Aptiv PLC, 5.50%, Series A, Conv. Pfd.	33,466	$ 3,526,982

Broadcasting–0.32%
Paramount Global, 5.75%, Series A, Conv. Pfd.	78,875	3,113,985

Diversified Banks–4.02%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	16,200	19,512,900
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	16,400	19,934,364
		39,447,264

Health Care Equipment–3.33%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	363,014	17,954,672
Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	145,481	14,757,593
		32,712,265

Independent Power Producers & Energy Traders–0.79%
AES Corp. (The), 6.88%, Conv. Pfd.	90,000	7,769,700

Industrial Machinery–1.20%
RBC Bearings, Inc., 5.00%, Series A, Conv. Pfd.	123,544	11,773,743

Life Sciences Tools & Services–1.40%
Danaher Corp., 5.00%, Series B, Conv. Pfd.	10,400	13,761,384

Semiconductors–2.53%
Broadcom, Inc., 8.00%, Series A, Conv. Pfd.	16,540	24,862,101

Wireless Telecommunication Services–1.44%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	12,340	14,179,894
Total Preferred Stocks (Cost $161,678,423)		163,672,352

Money Market Funds–5.46%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(e)(f)	18,613,326	18,613,326
Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(e)(f)	13,727,436	13,726,063
Invesco Treasury Portfolio, Institutional Class, 1.35%(e)(f)	21,272,373	21,272,373
Total Money Market Funds (Cost $53,609,140)		53,611,762
TOTAL INVESTMENTS IN SECURITIES–99.92% (Cost $1,043,753,015)		981,224,590
OTHER ASSETS LESS LIABILITIES–0.08%		751,309
NET ASSETS–100.00%		$981,975,899

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Convertible Securities Fund

Investment Abbreviations:

Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $131,041,861, which represented 13.34% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,593,320	$53,979,150	$(44,959,144)	$-	$-	$18,613,326	$36,470
Invesco Liquid Assets Portfolio, Institutional Class	7,285,927	38,556,536	(32,113,676)	1,637	(4,361)	13,726,063	26,024
Invesco Treasury Portfolio, Institutional Class	10,963,794	61,690,457	(51,381,878)	-	-	21,272,373	33,600
Total	$27,843,041	$154,226,143	$(128,454,698)	$1,637	$(4,361)	$53,611,762	$96,094

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Information Technology	31.44%
Health Care	13.23
Consumer Discretionary	9.89
Communication Services	9.55
Utilities	7.87
Industrials	7.74
Financials	7.73
Energy	5.11
Other Sectors, Each Less than 2% of Net Assets	1.90
Money Market Funds Plus Other Assets Less Liabilities	5.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $ 990,143,875)	$927,612,828

Investments in affiliated money market funds, at value (Cost $ 53,609,140)	53,611,762

Receivable for:
Fund shares sold	262,082

Dividends	740,690

Interest	1,062,507

Investment for trustee deferred compensation and retirement plans	100,095

Other assets	81,718

Total assets	983,471,682

Liabilities:

Payable for:
Fund shares reacquired	818,958

Accrued fees to affiliates	436,495

Accrued trustees’ and officers’ fees and benefits	3,573

Accrued other operating expenses	82,997

Trustee deferred compensation and retirement plans	153,760

Total liabilities	1,495,783

Net assets applicable to shares outstanding	$981,975,899

Net assets consist of:

Shares of beneficial interest	$1,009,886,337

Distributable earnings (loss)	(27,910,438)

$981,975,899

Net Assets:
Class A	$511,514,386

Class C	$26,619,374

Class Y	$398,715,335

Class R5	$548,096

Class R6	$44,578,708

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	24,284,959

Class C	1,274,113

Class Y	18,893,006

Class R5	26,024

Class R6	2,115,835

Class A:
Net asset value per share	$21.06

Maximum offering price per share (Net asset value of $21.06 ÷ 94.50%)	$22.29

Class C:
Net asset value and offering price per share	$20.89

Class Y:
Net asset value and offering price per share	$21.10

Class R5:
Net asset value and offering price per share	$21.06

Class R6:
Net asset value and offering price per share	$21.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Interest	$2,213,384

Dividends	6,942,388

Dividends from affiliated money market funds	96,094

Total investment income	9,251,866

Expenses:

Advisory fees	2,817,082

Administrative services fees	94,867

Custodian fees	5,188

Distribution fees:
Class A	725,375

Class C	172,901

Transfer agent fees – A, C and Y	736,734

Transfer agent fees – R5	307

Transfer agent fees – R6	8,029

Trustees’ and officers’ fees and benefits	14,085

Registration and filing fees	52,073

Reports to shareholders	30,275

Professional services fees	28,389

Other	12,280

Total expenses	4,697,585

Less: Fees waived and/or expense offset arrangement(s)	(19,878)

Net expenses	4,677,707

Net investment income	4,574,159

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	6,098,151

Affiliated investment securities	(4,361)

6,093,790

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(244,058,168)

Affiliated investment securities	1,637

(244,056,531)

Net realized and unrealized gain (loss)	(237,962,741)

Net increase (decrease) in net assets resulting from operations	$(233,388,582)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:

Net investment income	$4,574,159	$7,385,681

Net realized gain	6,093,790	308,607,088

Change in net unrealized appreciation (depreciation)	(244,056,531)	(250,679,173)

Net increase (decrease) in net assets resulting from operations	(233,388,582)	65,313,596

Distributions to shareholders from distributable earnings:

Class A	(2,047,335)	(151,866,092)

Class C	(1,052)	(10,126,673)

Class Y	(2,220,850)	(133,876,860)

Class R5	(3,035)	(163,041)

Class R6	(244,011)	(11,990,219)

Total distributions from distributable earnings	(4,516,283)	(308,022,885)

Share transactions–net:

Class A	(33,615,851)	113,132,118

Class C	(10,773,984)	(8,545,267)

Class Y	(64,929,571)	18,943,866

Class R5	(11,536)	(1,040,071)

Class R6	3,004,729	5,015,733

Net increase (decrease) in net assets resulting from share transactions	(106,326,213)	127,506,379

Net increase (decrease) in net assets	(344,231,078)	(115,202,910)

Net assets:

Beginning of period	1,326,206,977	1,441,409,887

End of period	$981,975,899	$1,326,206,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Convertible Securities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/22	$25.93	$0.08	$(4.87)	$(4.79)	$(0.08)	$ –	$(0.08)	$21.06	(18.48)%		$511,514	0.93	%(d)	0.93	%(d)	0.70	%(d)	17%
Year ended 12/31/21	31.91	0.14	1.17	1.31	(0.23)	(7.06)	(7.29)	25.93	4.68		666,916	0.88		0.88		0.43		61
Year ended 12/31/20	24.64	0.23	10.47	10.70	(0.37)	(3.06)	(3.43)	31.91	44.35		675,347	0.91		0.91		0.84		65
Year ended 12/31/19	21.42	0.28	4.28	4.56	(0.36)	(0.98)	(1.34)	24.64	21.42	(e)	473,599	0.90	(e)	0.90	(e)	1.13	(e)	57
Year ended 12/31/18	24.41	0.28	(0.62)	(0.34)	(0.57)	(2.08)	(2.65)	21.42	(1.71	)(f)	407,548	0.90	(f)	0.90	(f)	1.09	(f)	62
Year ended 12/31/17	23.10	0.33	2.04	2.37	(1.01)	(0.05)	(1.06)	24.41	10.42	(f)	653,121	0.93	(f)	0.93	(f)	1.36	(f)	39
Class C
Six months ended 06/30/22	25.72	(0.00)	(4.83)	(4.83)	(0.00)	–	(0.00)	20.89	(18.78	)(g)	26,619	1.65	(d)(g)	1.65	(d)(g)	(0.02	)(d)(g)	17
Year ended 12/31/21	31.73	(0.09)	1.16	1.07	(0.02)	(7.06)	(7.08)	25.72	3.94	(g)	44,798	1.60	(g)	1.60	(g)	(0.29	)(g)	61
Year ended 12/31/20	24.51	0.03	10.41	10.44	(0.16)	(3.06)	(3.22)	31.73	43.25		61,221	1.66		1.66		0.09		65
Year ended 12/31/19	21.31	0.10	4.26	4.36	(0.18)	(0.98)	(1.16)	24.51	20.54	(e)	65,607	1.63	(e)	1.63	(e)	0.40	(e)	57
Year ended 12/31/18	24.30	0.08	(0.62)	(0.54)	(0.37)	(2.08)	(2.45)	21.31	(2.48	)(f)	81,529	1.66	(f)	1.66	(f)	0.33	(f)	62
Year ended 12/31/17	23.00	0.15	2.03	2.18	(0.83)	(0.05)	(0.88)	24.30	9.57	(f)	95,218	1.69	(f)	1.69	(f)	0.60	(f)	39
Class Y
Six months ended 06/30/22	25.98	0.11	(4.88)	(4.77)	(0.11)	–	(0.11)	21.10	(18.38)		398,715	0.68	(d)	0.68	(d)	0.95	(d)	17
Year ended 12/31/21	31.96	0.22	1.17	1.39	(0.31)	(7.06)	(7.37)	25.98	4.93		562,488	0.63		0.63		0.68		61
Year ended 12/31/20	24.68	0.30	10.48	10.78	(0.44)	(3.06)	(3.50)	31.96	44.69		647,484	0.66		0.66		1.09		65
Year ended 12/31/19	21.44	0.33	4.30	4.63	(0.41)	(0.98)	(1.39)	24.68	21.73		582,112	0.67		0.67		1.36		57
Year ended 12/31/18	24.44	0.33	(0.62)	(0.29)	(0.63)	(2.08)	(2.71)	21.44	(1.51)		583,289	0.66		0.66		1.33		62
Year ended 12/31/17	23.13	0.39	2.04	2.43	(1.07)	(0.05)	(1.12)	24.44	10.68		594,284	0.69		0.69		1.60		39
Class R5
Six months ended 06/30/22	25.93	0.12	(4.87)	(4.75)	(0.12)	–	(0.12)	21.06	(18.36)		548	0.64	(d)	0.64	(d)	0.99	(d)	17
Year ended 12/31/21	31.91	0.23	1.17	1.40	(0.32)	(7.06)	(7.38)	25.93	4.96		688	0.60		0.60		0.71		61
Year ended 12/31/20	24.65	0.31	10.46	10.77	(0.45)	(3.06)	(3.51)	31.91	44.70		1,773	0.64		0.64		1.11		65
Year ended 12/31/19	21.43	0.34	4.29	4.63	(0.43)	(0.98)	(1.41)	24.65	21.74		1,334	0.64		0.64		1.39		57
Year ended 12/31/18	24.43	0.34	(0.62)	(0.28)	(0.64)	(2.08)	(2.72)	21.43	(1.49)		1,081	0.64		0.64		1.35		62
Year ended 12/31/17	23.11	0.39	2.06	2.45	(1.08)	(0.05)	(1.13)	24.43	10.78		1,585	0.64		0.64		1.65		39
Class R6
Six months ended 06/30/22	25.94	0.12	(4.87)	(4.75)	(0.12)	–	(0.12)	21.07	(18.33)		44,579	0.57	(d)	0.57	(d)	1.06	(d)	17
Year ended 12/31/21	31.92	0.25	1.17	1.42	(0.34)	(7.06)	(7.40)	25.94	5.06		51,316	0.52		0.52		0.79		61
Year ended 12/31/20	24.65	0.33	10.47	10.80	(0.47)	(3.06)	(3.53)	31.92	44.86		55,585	0.56		0.56		1.19		65
Year ended 12/31/19	21.43	0.36	4.29	4.65	(0.45)	(0.98)	(1.43)	24.65	21.82		42,492	0.56		0.56		1.47		57
Year ended 12/31/18	24.43	0.36	(0.62)	(0.26)	(0.66)	(2.08)	(2.74)	21.43	(1.41)		47,908	0.56		0.56		1.43		62
Year ended 12/31/17	23.12	0.42	2.04	2.46	(1.10)	(0.05)	(1.15)	24.43	10.82		36,751	0.57		0.57		1.72		39

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% and 0.96% for Class A and Class C shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 1.00% for Class A and Class C shares, respectively.

(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for Class C shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Convertible Securities Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

13	Invesco Convertible Securities Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Other Risks – The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social

14	Invesco Convertible Securities Fund

and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 750 million	0.520%

Next $250 million	0.470%

Next $500 million	0.420%

Next $500 million	0.395%

Next $1 billion	0.370%

Over $3 billion	0.345%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $19,563.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A – up to 0.25% of the average daily net assets of Class A shares; and (2) Class C – up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $34,729 in front-end sales commissions from the sale of Class A shares and $384 and $1,067 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15	Invesco Convertible Securities Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$763,940,476	$–	$763,940,476

Preferred Stocks	163,672,352	–	–	163,672,352

Money Market Funds	53,611,762	–	–	53,611,762

Total Investments	$217,284,114	$763,940,476	$–	$981,224,590

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $315.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $185,204,157 and $321,006,410, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$60,366,021

Aggregate unrealized (depreciation) of investments	(122,981,753)

Net unrealized appreciation (depreciation) of investments	$(62,615,732)

Cost of investments for tax purposes is $1,043,840,322.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	775,934	$18,390,390	2,225,201	$71,875,399

Class C	59,794	1,402,917	253,145	8,233,496

Class Y	2,645,165	62,520,520	3,594,448	115,396,099

Class R5	304	7,105	3,002	97,564

Class R6	364,671	8,292,790	243,871	7,971,409

16	Invesco Convertible Securities Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	75,594	$1,704,798	5,045,961	$128,254,323

Class C	46	957	364,490	9,148,278

Class Y	68,092	1,540,705	4,066,152	103,633,142

Class R5	105	2,356	6,184	159,008

Class R6	8,896	200,542	394,754	10,058,666

Automatic conversion of Class C shares to Class A shares:
Class A	235,642	5,456,309	440,478	14,352,361

Class C	(237,708)	(5,456,309)	(443,296)	(14,352,361)

Reacquired:
Class A	(2,520,779)	(59,167,348)	(3,159,375)	(101,349,965)

Class C	(289,769)	(6,721,549)	(362,087)	(11,574,680)

Class Y	(5,468,983)	(128,990,796)	(6,272,312)	(200,085,375)

Class R5	(936)	(20,997)	(38,183)	(1,296,643)

Class R6	(236,009)	(5,488,603)	(401,808)	(13,014,342)

Net increase (decrease) in share activity	(4,519,941)	$(106,326,213)	5,960,625	$127,506,379

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$815.20	$4.19	$1,020.18	$4.66	0.93%
Class C	1,000.00	812.20	7.41	1,016.61	8.25	1.65
Class Y	1,000.00	816.20	3.06	1,021.42	3.41	0.68
Class R5	1,000.00	816.40	2.88	1,021.62	3.21	0.64
Class R6	1,000.00	816.70	2.57	1,021.97	2.86	0.57

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Convertible Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against ICE BofA U.S. Convertible Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the comparative performance data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds and the Index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

19	Invesco Convertible Securities Fund

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20	Invesco Convertible Securities Fund

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Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	MS-CSEC-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Income Advantage International Fund

Nasdaq:

A: GTNDX ∎ C: GNDCX ∎ R: GTNRX ∎ Y: GTNYX ∎ R5: GNDIX ∎ R6:GNDSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
25	Fund Expenses
26	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-13.32%
Class C Shares	-13.56
Class R Shares	-13.40
Class Y Shares	-13.17
Class R5 Shares	-13.16
Class R6 Shares	-13.18
MSCI All Country World ex USA Index▼ (Broad Market/Style-Specific Index)	-18.42
Lipper Global Equity Income Funds Index∎ (Peer Group Index)	-12.79

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Equity Income Funds Index is an unmanaged index considered representative of global equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Income Advantage International Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges
Class A Shares
Inception (9/15/97)	4.61%
10 Years	3.84
5 Years	-0.25
1 Year	-17.58

Class C Shares
Inception (1/2/98)	4.85%
10 Years	3.80
5 Years	0.14
1 Year	-14.25

Class R Shares
Inception (10/31/05)	2.92%
10 Years	4.17
5 Years	0.64
1 Year	-13.03

Class Y Shares
Inception (10/3/08)	4.59%
10 Years	4.69
5 Years	1.15
1 Year	-12.57

Class R5 Shares
Inception (4/30/04)	4.49%
10 Years	4.85
5 Years	1.27
1 Year	-12.56

Class R6 Shares
10 Years	4.63%
5 Years	1.26
1 Year	-12.51

Effective July 15, 2021, Invesco Global Low Volatility Fund was renamed Invesco Income Advantage International Fund.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Income Advantage International Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Income Advantage International Fund

Schedule of Investments

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–51.39%
Australia–2.17%
APA Group	3,801	$ 29,549
Aristocrat Leisure Ltd.	1,343	31,896
Aurizon Holdings Ltd.	7,101	18,661
BHP Group Ltd.	5,578	160,661
BlueScope Steel Ltd.	1,599	17,543
Brambles Ltd.	4,619	34,120
Coles Group Ltd.	1,315	16,173
CSL Ltd.	653	121,333
Dexus	1,386	8,486
Endeavour Group Ltd.	2,649	13,846
Fortescue Metals Group Ltd.	6,608	81,282
Glencore PLC	6,253	33,884
Goodman Group	2,203	27,101
Macquarie Group Ltd.	71	8,069
Ramsay Health Care Ltd.	213	10,772
Rio Tinto Ltd.	2,309	165,410
Rio Tinto PLC	3,780	226,025
Scentre Group	8,061	14,395
Sonic Healthcare Ltd.	1,492	34,014
South32 Ltd.	17,014	46,967
Telstra Corp. Ltd.	17,444	46,335
Transurban Group	4,654	46,218
Wesfarmers Ltd.	1,528	44,227
Woodside Energy Group Ltd.	1,007	22,052
Woolworths Group Ltd.	1,705	41,884
		1,300,903

Austria–0.03%
OMV AG	384	18,033

Belgium–0.08%
D’Ieteren Group	71	10,401
Groupe Bruxelles Lambert S.A.	181	15,121
Proximus SADP	639	9,421
UCB S.A.	142	12,027
		46,970

Brazil–1.19%
B3 S.A. - Brasil, Bolsa, Balcao	12,500	26,178
Petroleo Brasileiro S.A., Preference Shares	67,200	358,635
Telefonica Brasil S.A., ADR	2,700	24,462
Vale S.A.	18,300	267,710
WEG S.A.	7,300	36,894
		713,879

Canada–5.64%
Algonquin Power & Utilities Corp.	1,613	21,679
Alimentation Couche-Tard, Inc.	2,286	89,170
AltaGas Ltd.	1,172	24,729
Atco Ltd., Class I	499	17,096
BCE, Inc.	1,560	76,679
Brookfield Asset Management, Inc., Class A	1,850	82,296

	Shares	Value
Canada–(continued)
Canadian National Railway Co.	1,015	$ 114,172
Canadian Natural Resources Ltd.	6,346	341,014
Canadian Pacific Railway Ltd.	1,669	116,578
Canadian Tire Corp. Ltd., Class A	213	26,873
Canadian Utilities Ltd., Class A	653	19,475
Cenovus Energy, Inc.	1,847	35,141
CGI, Inc., Class A(a)	726	57,834
CI Financial Corp.	888	9,431
Constellation Software, Inc.	145	215,255
Dollarama, Inc.	1,563	90,001
Emera, Inc.	782	36,633
Enbridge, Inc.	2,903	122,597
Fairfax Financial Holdings Ltd.	254	134,597
Finning International, Inc.	1,015	21,361
Fortis, Inc.	1,421	67,175
Franco-Nevada Corp.	178	23,414
George Weston Ltd.	249	29,088
GFL Environmental, Inc.	284	7,316
Great-West Lifeco, Inc.	345	8,424
H&R REIT	1,400	13,541
Hydro One Ltd.(b)	1,386	37,267
Imperial Oil Ltd.	568	26,776
Intact Financial Corp.	320	45,136
Kinross Gold Corp.	4,299	15,296
Loblaw Cos. Ltd.	568	51,227
Magna International, Inc.	2,612	143,425
Manulife Financial Corp.	9,069	157,256
Metro, Inc.	1,524	81,800
Nutrien Ltd.	746	59,410
Onex Corp.	320	15,935
Open Text Corp.	355	13,428
Pembina Pipeline Corp.	355	12,549
Power Corp. of Canada	1,990	51,203
Quebecor, Inc., Class B	798	17,055
Rogers Communications, Inc., Class B	1,488	71,302
Shaw Communications, Inc., Class B	1,137	33,504
Shopify, Inc., Class A(a)	710	22,185
Sun Life Financial, Inc.	834	38,214
Suncor Energy, Inc.	5,740	201,382
TC Energy Corp.	1,488	77,082
Teck Resources Ltd., Class B	2,032	62,135
TELUS Corp.	4,389	97,757
TFI International, Inc.	249	19,989
Thomson Reuters Corp.	762	79,438
Tourmaline Oil Corp.	1,492	77,579
West Fraser Timber Co. Ltd.	711	54,557
WSP Global, Inc.	181	20,465
		3,384,921

Chile–0.02%
Lundin Mining Corp.	2,345	14,866

China–2.89%
Anhui Conch Cement Co. Ltd., H Shares	5,500	24,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Income Advantage International Fund

	Shares	Value
China–(continued)
Baidu, Inc., ADR(a)	782	$ 116,307
BeiGene Ltd., ADR(a)	76	12,301
BYD Co. Ltd., H Shares	7,500	302,102
China Coal Energy Co. Ltd., H Shares	19,000	16,301
China Life Insurance Co. Ltd., H Shares	9,000	15,620
China Longyuan Power Group Corp. Ltd., H Shares	5,000	9,753
China Medical System Holdings Ltd.	7,000	10,941
China Mengniu Dairy Co. Ltd.	2,000	9,995
China National Building Material Co. Ltd., H Shares	12,000	12,851
China Overseas Land & Investment Ltd.	11,000	35,190
China Petroleum & Chemical Corp., H Shares	138,000	62,015
China Power International Development Ltd.	22,000	14,008
China Resources Power Holdings Co. Ltd.	10,000	20,710
China Shenhua Energy Co. Ltd., H Shares	6,500	18,839
China Taiping Insurance Holdings Co. Ltd.	10,200	12,612
China Tower Corp. Ltd., H Shares(b)	198,000	25,512
CITIC Ltd.	41,000	41,617
COSCO SHIPPING Holdings Co. Ltd., H Shares	7,500	10,494
CSPC Pharmaceutical Group Ltd.	26,000	25,880
Dongfeng Motor Group Co. Ltd., H Shares	20,000	15,220
Dongyue Group Ltd.	7,000	8,790
ENN Energy Holdings Ltd.	700	11,515
Futu Holdings Ltd., ADR(a)	345	18,012
Genscript Biotech Corp.(a)	6,000	21,809
Great Wall Motor Co. Ltd., H Shares	5,000	10,344
Hengan International Group Co. Ltd.	2,500	11,744
Huaneng Power International, Inc., H Shares	28,000	14,102
Kanzhun Ltd., ADR(a)	320	8,410
Kingboard Holdings Ltd.	3,000	11,347
Kunlun Energy Co. Ltd.	14,000	11,490
Legend Holdings Corp., H Shares(b)	7,500	9,988
Lenovo Group Ltd.	22,000	20,608
Li Auto, Inc., ADR(a)	746	28,579
Li Ning Co. Ltd.	10,500	99,252
Lufax Holding Ltd., ADR	8,455	50,730
Nongfu Spring Co. Ltd., H Shares(b)	2,000	11,628
NXP Semiconductors N.V.	617	91,335
PetroChina Co. Ltd., H Shares	194,000	91,313
Pinduoduo, Inc., ADR(a)	1,457	90,043
Ping An Insurance (Group) Co. of China Ltd., H Shares	18,500	128,050
Sinopharm Group Co. Ltd., H Shares	8,800	21,507
SITC International Holdings Co. Ltd.	3,000	8,500
Sunny Optical Technology Group Co. Ltd.	900	14,645
Tencent Music Entertainment Group, ADR(a)	2,736	13,735
Weichai Power Co. Ltd., H Shares	7,000	11,294
Wharf Holdings Ltd. (The)	4,000	14,588
XPeng, Inc., ADR(a)	497	15,775
Yankuang Energy Group Co. Ltd., H Shares	10,000	31,752
Yum China Holdings, Inc.	533	25,850
ZTO Express Cayman, Inc., ADR	533	14,631
		1,733,679

Denmark–1.91%
AP Moller - Maersk A/S, Class B	37	86,902
Carlsberg A/S, Class B	178	22,706
Coloplast A/S, Class B	213	24,328

	Shares	Value
Denmark–(continued)
Demant A/S(a)	391	$ 14,677
DSV A/S	115	16,102
Genmab A/S(a)	71	23,030
GN Store Nord A/S	178	6,279
H Lundbeck A/S	2,904	14,128
H Lundbeck A/S, Class A(a)	726	3,484
Novo Nordisk A/S, Class B	7,772	862,625
Novozymes A/S, Class B	573	34,505
Orsted A/S(b)	76	7,947
Pandora A/S	115	7,267
Tryg A/S	462	10,381
Vestas Wind Systems A/S	497	10,532
		1,144,893

Finland–0.37%
Elisa OYJ	254	14,277
Fortum OYJ	1,343	20,177
Kesko OYJ, Class B	345	8,144
Kone OYJ, Class B	320	15,302
Neste OYJ	568	25,168
Nokia OYJ	7,851	36,571
Sampo OYJ, Class A	1,741	75,816
Stora Enso OYJ, Class R	1,172	18,402
Wartsila OYJ Abp	1,066	8,310
		222,167

France–4.16%
Air Liquide S.A.	958	129,485
Airbus SE	284	27,885
Atos SE	639	8,575
AXA S.A.	1,560	35,451
Bollore SE	2,725	12,713
Bouygues S.A.	768	23,751
Bureau Veritas S.A.	345	8,845
Capgemini SE	213	36,834
Carrefour S.A.	2,167	38,449
Cie de Saint-Gobain	1,160	50,389
Cie Generale des Etablissements Michelin S.C.A.	1,420	39,046
Covivio	142	7,954
Danone S.A.	466	26,189
Dassault Systemes SE	1,030	38,165
Eiffage S.A.	533	48,404
ENGIE S.A.	653	7,579
EssilorLuxottica S.A.	1,284	194,215
Euroapi S.A.(a)	274	4,323
Eutelsat Communications S.A.	921	10,405
Gecina S.A.	213	20,038
Hermes International	36	40,670
Ipsen S.A.	107	10,101
Kering S.A.	143	74,297
Klepierre S.A.	853	16,428
La Francaise des Jeux SAEM(b)	269	9,371
Legrand S.A.	355	26,421
L’Oreal S.A.	362	125,074
LVMH Moet Hennessy Louis Vuitton SE	356	219,699
Orange S.A.	12,951	152,302
Pernod Ricard S.A.	320	59,275
Publicis Groupe S.A.	762	37,619

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Income Advantage International Fund

	Shares	Value
France–(continued)
Rubis S.C.A.	746	$ 17,540
Sanofi	6,204	627,384
Sartorius Stedim Biotech	17	5,382
Schneider Electric SE	762	90,273
Teleperformance	107	32,917
TotalEnergies SE	1,560	82,231
Veolia Environnement S.A.	711	17,590
Vinci S.A.	230	20,663
Vivendi SE	5,755	58,733
		2,492,665

Germany–2.95%
adidas AG	76	13,441
Allianz SE	907	173,141
BASF SE	320	13,925
Bayerische Motoren Werke AG	1,208	93,000
Beiersdorf AG	109	11,134
Brenntag SE	154	10,023
Continental AG	107	7,457
Deutsche Bank AG	998	8,696
Deutsche Boerse AG	213	35,625
Deutsche Post AG	675	25,289
Deutsche Telekom AG	4,317	85,713
Deutsche Wohnen SE	1,101	25,327
E.ON SE	3,695	31,001
Fresenius Medical Care AG & Co. KGaA	1,234	61,631
Fresenius SE & Co. KGaA	3,591	108,808
GEA Group AG	391	13,474
Hannover Rueck SE	71	10,300
HeidelbergCement AG	178	8,551
Henkel AG & Co. KGaA, Preference Shares	269	16,570
Infineon Technologies AG	675	16,332
Knorr-Bremse AG	115	6,561
LANXESS AG	391	14,005
LEG Immobilien SE	249	20,643
Mercedes-Benz Group AG	2,612	151,156
Merck KGaA	426	71,900
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	436	102,459
Nemetschek SE	213	12,893
Porsche Automobil Holding SE, Preference Shares	834	55,167
Puma SE	107	7,047
RWE AG	1,379	50,824
SAP SE	2,104	191,680
Sartorius AG, Preference Shares	17	5,938
Scout24 SE(b)	326	16,749
Siemens AG	290	29,516
Siemens Healthineers AG(b)	345	17,538
Symrise AG	213	23,181
Telefonica Deutschland Holding AG	5,028	14,441
United Internet AG	307	8,761
Volkswagen AG, Preference Shares	1,391	185,747
Vonovia SE	460	14,176
		1,769,820

Greece–0.04%
Hellenic Telecommunications Organization S.A.	689	12,009

	Shares	Value
Greece–(continued)
JUMBO S.A.	782	$ 11,391
		23,400

Hong Kong–0.73%
AIA Group Ltd.	5,200	57,118
CK Asset Holdings Ltd.	6,500	46,041
CK Hutchison Holdings Ltd.	7,500	51,006
CLP Holdings Ltd.	4,000	33,208
Henderson Land Development Co. Ltd.	3,000	11,292
Hong Kong & China Gas Co. Ltd. (The)	17,000	18,314
Hong Kong Exchanges & Clearing Ltd.	600	29,951
Jardine Matheson Holdings Ltd.	400	21,053
Kerry Properties Ltd.	5,000	13,902
Link REIT	5,400	44,102
New World Development Co. Ltd.	3,000	10,829
Power Assets Holdings Ltd.	2,000	12,597
Sino Land Co. Ltd.	10,000	14,768
Sun Hung Kai Properties Ltd.	4,000	47,330
Techtronic Industries Co. Ltd.	1,000	10,455
WH Group Ltd.	18,875	14,603
		436,569

Hungary–0.02%
MOL Hungarian Oil & Gas PLC	1,270	9,838

Indonesia–0.09%
PT Astra International Tbk	42,200	18,752
PT Telkom Indonesia (Persero) Tbk	122,200	32,838
		51,590

Ireland–0.06%
AerCap Holdings N.V.(a)	888	36,355

Israel–0.11%
Check Point Software Technologies Ltd.(a)	320	38,970
ICL Group Ltd.	1,492	13,625
Nice Ltd.(a)	71	13,682
		66,277

Italy–0.48%
Assicurazioni Generali S.p.A.	3,229	51,718
Davide Campari-Milano N.V.	675	7,127
Enel S.p.A.	12,442	68,386
Eni S.p.A.	1,954	23,213
Ferrari N.V.	142	26,191
Italgas S.p.A.	1,634	9,542
Poste Italiane S.p.A.(b)	1,728	16,234
Recordati Industria Chimica e Farmaceutica S.p.A.	254	11,098
Snam S.p.A.	4,299	22,564
Telecom Italia S.p.A.(a)	112,053	29,360
Terna Rete Elettrica Nazionale S.p.A.	2,949	23,178
		288,611

Japan–8.44%
AGC, Inc.	500	17,593
Aisin Corp.	400	12,393
Ajinomoto Co., Inc.	1,100	26,768
Amada Co. Ltd.	1,300	9,562
Asahi Group Holdings Ltd.	1,000	32,779
Astellas Pharma, Inc.	7,700	119,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Income Advantage International Fund

	Shares	Value
Japan–(continued)
Bridgestone Corp.	2,700	$ 98,569
Brother Industries Ltd.	1,000	17,594
Canon, Inc.	2,300	52,325
Chubu Electric Power Co., Inc.	2,900	29,202
CyberAgent, Inc.	600	5,981
Dai Nippon Printing Co. Ltd.	700	15,106
Dai-ichi Life Holdings, Inc.	600	11,076
Daiichi Sankyo Co. Ltd.	1,700	42,914
Daikin Industries Ltd.	200	32,099
Daito Trust Construction Co. Ltd.	400	34,495
Daiwa House Industry Co. Ltd.	2,000	46,646
Daiwa Securities Group, Inc.	1,700	7,596
Denso Corp.	700	37,234
Ebara Corp.	300	11,245
ENEOS Holdings, Inc.	17,500	66,062
FANUC Corp.	100	15,674
FUJIFILM Holdings Corp.	1,500	80,545
Fujitsu Ltd.	300	37,552
Hitachi Ltd.	2,700	127,929
Honda Motor Co. Ltd.	5,800	140,299
Hoya Corp.	1,000	85,485
Iida Group Holdings Co. Ltd.	500	7,702
Inpex Corp.	4,400	47,487
Isuzu Motors Ltd.	1,600	17,641
ITOCHU Corp.	3,400	91,953
Japan Exchange Group, Inc.	500	7,221
Japan Post Holdings Co. Ltd.	22,700	162,188
Japan Real Estate Investment Corp.	2	9,199
Japan Tobacco, Inc.	4,100	70,917
Kajima Corp.	2,300	26,409
Kao Corp.	700	28,250
KDDI Corp.	4,900	154,946
Keyence Corp.	200	68,446
Kirin Holdings Co. Ltd.	1,400	22,064
Kyocera Corp.	300	16,058
Lasertec Corp.	100	11,807
Marubeni Corp.	3,900	35,205
MINEBEA MITSUMI, Inc.	400	6,820
MISUMI Group, Inc.	400	8,442
Mitsubishi Chemical Holdings Corp.	3,400	18,433
Mitsubishi Corp.	6,400	190,306
Mitsubishi Electric Corp.	4,200	44,955
Mitsubishi Estate Co. Ltd.	1,800	26,139
Mitsui & Co. Ltd.	6,700	147,955
Mitsui Chemicals, Inc.	500	10,660
Mitsui Fudosan Co. Ltd.	800	17,215
Mitsui OSK Lines Ltd.	1,700	39,044
MS&AD Insurance Group Holdings, Inc.	600	18,395
Murata Manufacturing Co. Ltd.	600	32,496
NEC Corp.	1,700	66,090
NGK Insulators Ltd.	800	10,788
Nihon M&A Center Holdings, Inc.	1,200	12,783
Nintendo Co. Ltd.	100	43,219
Nippon Building Fund, Inc.	2	9,951
Nippon Prologis REIT, Inc.	3	7,379
Nippon Steel Corp.	600	8,375
Nippon Telegraph & Telephone Corp.	10,600	304,349
Nippon Yusen K.K.	800	54,880

	Shares	Value
Japan–(continued)
Nissan Motor Co. Ltd.	4,000	$ 15,591
Nitori Holdings Co. Ltd.	100	9,493
Nitto Denko Corp.	200	12,955
Nomura Holdings, Inc.	6,100	22,311
Nomura Research Institute Ltd.	900	23,968
NTT Data Corp.	900	12,358
Obayashi Corp.	2,200	15,982
Olympus Corp.	4,700	94,521
Omron Corp.	400	20,341
Ono Pharmaceutical Co. Ltd.	1,200	30,807
Oriental Land Co. Ltd.	100	13,927
ORIX Corp.	4,100	68,827
Otsuka Holdings Co. Ltd.	1,200	42,635
Panasonic Holdings Corp.	8,300	67,143
Recruit Holdings Co. Ltd.	2,900	85,519
Resona Holdings, Inc.	5,200	19,481
Secom Co. Ltd.	200	12,363
Seiko Epson Corp.	1,400	19,826
Sekisui Chemical Co. Ltd.	800	10,959
Sekisui House Ltd.	1,800	31,503
Seven & i Holdings Co. Ltd.	700	27,135
Shimano, Inc.	100	16,916
Shimizu Corp.	1,700	9,403
Shin-Etsu Chemical Co. Ltd.	100	11,289
Shionogi & Co. Ltd.	500	25,276
Softbank Corp.	10,900	120,979
SoftBank Group Corp.	2,600	100,480
Sojitz Corp.	1,300	18,475
Sompo Holdings, Inc.	1,000	44,118
Sony Group Corp.	800	65,379
Subaru Corp.	500	8,895
Sumitomo Chemical Co. Ltd.	4,600	17,957
Sumitomo Corp.	2,900	39,663
Sumitomo Pharma Co. Ltd.	1,200	9,654
Sysmex Corp.	100	6,025
T&D Holdings, Inc.	2,100	25,099
Taisei Corp.	600	18,695
Takeda Pharmaceutical Co. Ltd.	7,000	196,718
TDK Corp.	400	12,371
Terumo Corp.	600	18,093
Tokio Marine Holdings, Inc.	2,200	128,204
Tokyo Electric Power Co. Holdings, Inc.(a)	3,100	12,959
Tokyo Electron Ltd.	100	32,436
Tokyo Gas Co. Ltd.	700	14,483
Toppan, Inc.	1,200	20,063
Toshiba Corp.	900	36,605
Toyota Industries Corp.	300	18,596
Toyota Motor Corp.	15,100	232,551
Toyota Tsusho Corp.	500	16,344
Trend Micro, Inc.	200	9,735
Yamada Holdings Co. Ltd.	5,000	18,063
Yamaha Corp.	300	12,348
Yaskawa Electric Corp.	300	9,676
ZOZO, Inc.	300	5,412
		5,061,466

Luxembourg–0.04%
ArcelorMittal S.A.	533	12,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Income Advantage International Fund

	Shares	Value
Luxembourg–(continued)
Eurofins Scientific SE	145	$ 11,463
		23,566

Malaysia–0.09%
IHH Healthcare Bhd.	13,400	19,667
MISC Bhd.	7,000	11,279
Sime Darby Bhd.	18,300	8,849
Tenaga Nasional Bhd.	5,600	10,138
Top Glove Corp. Bhd.	25,000	5,902
		55,835

Mexico–0.24%
Fibra Uno Administracion S.A. de C.V.	11,800	11,753
Fomento Economico Mexicano, S.A.B. de C.V., ADR	345	23,284
Grupo Bimbo S.A.B. de C.V., Series A	4,500	14,628
Grupo Televisa S.A.B., ADR	1,420	11,616
Wal-Mart de Mexico S.A.B. de C.V., Series V	24,600	84,812
		146,093

Netherlands–2.49%
Adyen N.V.(a)(b)	36	52,921
Akzo Nobel N.V.	508	33,563
ASM International N.V.	107	27,022
ASML Holding N.V.	1,141	550,678
Euronext N.V.(b)	142	11,635
EXOR N.V.	537	33,703
Heineken Holding N.V.	192	14,044
Heineken N.V.	269	24,635
IMCD N.V.	142	19,619
Koninklijke Ahold Delhaize N.V.	6,421	167,342
Koninklijke DSM N.V.	249	35,970
Koninklijke KPN N.V.	3,304	11,786
Koninklijke Philips N.V.	3,156	68,477
NN Group N.V.	2,032	92,937
Prosus N.V.	675	44,610
Randstad N.V.	307	14,971
Shell PLC	7,451	194,437
Wolters Kluwer N.V.	959	93,293
		1,491,643

New Zealand–0.05%
Fisher & Paykel Healthcare Corp. Ltd.	998	12,433
Spark New Zealand Ltd.	3,992	11,966
Xero Ltd.(a)	115	6,119
		30,518

Norway–0.10%
Lundin Energy MergerCo AB(c)	1,535	59,573

Philippines–0.04%
International Container Terminal Services, Inc.	3,980	13,317
SM Prime Holdings, Inc.	16,500	10,967
		24,284

Poland–0.08%
Cyfrowy Polsat S.A.	1,315	6,240
KGHM Polska Miedz S.A.	284	7,562
LPP S.A.	4	8,059

	Shares	Value
Poland–(continued)
Powszechny Zaklad Ubezpieczen S.A.	3,766	$ 25,257
		47,118

Russia–0.00%
Tatneft PJSC, ADR(c)	576	0
X5 Retail Group N.V., GDR(b)(c)	422	0
		0

Singapore–0.19%
Ascendas REIT	6,300	12,931
Sea Ltd., ADR(a)	462	30,889
Singapore Exchange Ltd.	1,900	12,952
Singapore Telecommunications Ltd.	9,800	17,860
STMicroelectronics N.V.	1,208	38,180
		112,812

South Africa–0.48%
Anglo American PLC	1,524	54,414
Aspen Pharmacare Holdings Ltd.	1,670	14,303
Bidvest Group Ltd. (The)	1,420	18,299
Clicks Group Ltd.	746	12,591
Exxaro Resources Ltd.	1,382	16,862
FirstRand Ltd.	5,336	20,504
Impala Platinum Holdings Ltd.	1,279	14,251
Life Healthcare Group Holdings Ltd.	9,250	10,204
Naspers Ltd., Class N	254	37,155
Remgro Ltd.	2,687	21,473
Sasol Ltd.(a)	2,345	54,175
Shoprite Holdings Ltd.	1,350	16,445
		290,676

South Korea–1.27%
CJ CheilJedang Corp.	39	11,402
DB Insurance Co. Ltd.	249	11,768
E-MART, Inc.	154	12,540
GS Holdings Corp.	399	12,888
Hankook Tire & Technology Co. Ltd.	345	8,772
HMM Co. Ltd.	1,030	19,537
Hyundai Engineering & Construction Co. Ltd.	345	11,013
Hyundai Mobis Co. Ltd.	178	27,310
Kakao Corp.	269	14,502
Kia Corp.	462	27,564
Korea Electric Power Corp.(a)	768	13,430
KT Corp.	1,270	35,695
KT&G Corp.	501	31,714
LG Corp.	462	27,797
LG Electronics, Inc.	422	28,766
LG Uplus Corp.(a)	817	8,032
NCSoft Corp.	39	10,510
POSCO Holdings, Inc.	284	50,531
Samsung C&T Corp.	192	18,225
Samsung Electronics Co. Ltd.	6,631	290,469
SK Hynix, Inc.	497	34,763
SK Telecom Co. Ltd.	959	38,457
SK, Inc.	115	19,137
		764,822

Spain–1.06%
Acciona S.A.	36	6,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Income Advantage International Fund

	Shares	Value
Spain–(continued)
ACS Actividades de Construccion y Servicios S.A.	1,151	$ 27,923
Cellnex Telecom S.A.(b)	817	31,827
Enagas S.A.	746	16,478
Endesa S.A.	497	9,379
Ferrovial S.A.	1,066	27,183
Grifols S.A.	1,243	23,512
Iberdrola S.A.	15,236	158,101
Industria de Diseno Textil S.A.	568	12,864
Merlin Properties SOCIMI S.A.	2,177	21,013
Naturgy Energy Group S.A.	462	13,308
Red Electrica Corp. S.A.	1,350	25,560
Repsol S.A.	6,372	93,827
Telefonica S.A.	32,903	167,699
		635,327

Sweden–0.79%
Assa Abloy AB, Class B	1,036	22,170
Atlas Copco AB, Class A	3,336	31,217
Electrolux AB, Class B	497	6,694
Epiroc AB, Class A	1,741	26,911
EQT AB	1,457	30,288
Essity AB, Class B	422	11,018
Evolution AB(b)	142	12,929
Getinge AB, Class B	576	13,322
Hexagon AB, Class B	2,665	27,711
Industrivarden AB, Class C	284	6,323
Investor AB, Class B	4,099	67,461
Kinnevik AB, Class B(a)	729	11,759
Nibe Industrier AB, Class B	3,482	26,176
Orron Energy AB	1,535	1,046
Securitas AB, Class B	960	8,335
Skanska AB, Class B	1,229	18,858
SKF AB, Class B	746	10,991
Swedish Match AB	5,116	52,240
Tele2 AB, Class B	2,487	28,337
Telefonaktiebolaget LM Ericsson, Class B	3,126	23,331
Telia Co. AB	3,872	14,835
Trelleborg AB, Class B	497	10,026
Volvo AB, Class B	853	13,222
		475,200

Switzerland–2.32%
ABB Ltd.	1,611	43,056
Adecco Group AG	384	13,062
Alcon, Inc.	391	27,313
Belimo Holding AG	36	12,685
Chocoladefabriken Lindt & Spruengli AG, PC	1	10,171
Cie Financiere Richemont S.A.	362	38,552
Credit Suisse Group AG	11,536	65,686
Geberit AG	107	51,464
Givaudan S.A.	36	127,232
Holcim AG	1,421	60,865
Julius Baer Group Ltd.	384	17,741
Kuehne + Nagel International AG, Class R	76	17,993
Lonza Group AG	71	37,859
Novartis AG	3,958	334,815
Partners Group Holding AG	71	64,050
PSP Swiss Property AG	76	8,455

	Shares	Value
Switzerland–(continued)
Schindler Holding AG, PC	36	$ 6,572
SGS S.A.	14	32,070
SIG Group AG	355	7,822
Sika AG	142	32,759
Sonova Holding AG, Class A	71	22,611
Straumann Holding AG	360	43,305
Swiss Life Holding AG	39	19,014
Swiss Prime Site AG	107	9,391
Swisscom AG	71	39,300
UBS Group AG	9,795	158,112
VAT Group AG(b)	36	8,597
Zurich Insurance Group AG	181	78,781
		1,389,333

Taiwan–2.25%
Acer, Inc.	15,000	10,953
Asustek Computer, Inc.	1,000	10,435
Catcher Technology Co. Ltd.	6,000	33,510
Cathay Financial Holding Co. Ltd.	16,000	27,405
Chailease Holding Co. Ltd.	3,150	22,107
China Development Financial Holding Corp.	23,000	11,360
China Steel Corp.	22,000	21,037
Chunghwa Telecom Co. Ltd.	11,000	45,236
Compal Electronics, Inc.	21,000	16,135
Delta Electronics, Inc.	3,000	22,225
Evergreen Marine Corp. Taiwan Ltd.	7,000	19,891
Far EasTone Telecommunications Co. Ltd.	6,000	16,862
Formosa Plastics Corp.	5,000	18,237
Fubon Financial Holding Co. Ltd.	20,000	40,190
Hon Hai Precision Industry Co. Ltd.	50,000	182,905
Inventec Corp.	13,000	10,974
Kinsus Interconnect Technology Corp.	1,000	4,763
Lite-On Technology Corp.	7,000	13,600
MediaTek, Inc.	1,000	21,779
Nan Ya Plastics Corp.	6,000	16,740
Novatek Microelectronics Corp.	1,000	10,101
President Chain Store Corp.	1,000	9,159
Quanta Computer, Inc.	14,000	37,488
Realtek Semiconductor Corp.	1,000	12,192
Taiwan Cement Corp.	9,000	11,952
Taiwan Mobile Co. Ltd.	5,000	18,192
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	589,285
Unimicron Technology Corp.	1,000	5,303
Uni-President Enterprises Corp.	8,000	18,033
Wan Hai Lines Ltd.	5,000	20,029
WPG Holdings Ltd.	9,000	16,735
Yang Ming Marine Transport Corp.	6,000	16,586
Yuanta Financial Holding Co. Ltd.	27,000	17,878
		1,349,277

Thailand–0.04%
Advanced Info Service PCL, NVDR	2,900	15,966
Charoen Pokphand Foods PCL, NVDR	13,700	10,084
		26,050

Turkey–0.02%
Turkcell Iletisim Hizmetleri A.S.	12,790	12,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Income Advantage International Fund

	Shares	Value
United Kingdom–4.54%
3i Group PLC	533	$ 7,201
abrdn PLC	3,685	7,180
Admiral Group PLC	320	8,746
Ashtead Group PLC	1,015	42,580
AstraZeneca PLC	2,210	289,691
Aviva PLC	2,133	10,421
BAE Systems PLC	3,126	31,617
Barratt Developments PLC	3,126	17,425
Bellway PLC	391	10,224
Berkeley Group Holdings PLC	230	10,436
BP PLC	21,403	100,806
British American Tobacco PLC	9,662	414,089
BT Group PLC	22,311	50,628
Bunzl PLC	391	12,948
CNH Industrial N.V.	533	6,186
Coca-Cola Europacific Partners PLC	355	18,322
Compass Group PLC	675	13,819
Croda International PLC	249	19,636
Diageo PLC	6,240	269,205
Entain PLC(a)	639	9,696
Experian PLC	1,315	38,549
Halma PLC	639	15,752
Howden Joinery Group PLC	1,305	9,635
Imperial Brands PLC	2,807	62,739
Inchcape PLC	998	8,459
J Sainsbury PLC	4,529	11,250
Kingfisher PLC	9,722	28,915
Legal & General Group PLC	3,224	9,411
London Stock Exchange Group PLC	145	13,479
M&G PLC	8,271	19,603
Man Group PLC	6,359	19,356
Meggitt PLC(a)	1,421	13,649
National Grid PLC	9,867	126,448
Next PLC	178	12,709
Pearson PLC	2,629	24,013
Pennon Group PLC	1,243	14,461
Persimmon PLC	614	13,938
Phoenix Group Holdings PLC	3,730	26,831
Reckitt Benckiser Group PLC	501	37,631
RELX PLC	3,192	86,197
Rentokil Initial PLC	2,274	13,143
Rightmove PLC	2,274	15,736
Rolls-Royce Holdings PLC(a)	5,684	5,748
Royal Mail PLC	6,075	20,084
Sage Group PLC (The)	1,670	12,916
Segro PLC	2,793	33,213
Severn Trent PLC	581	19,239
Spirax-Sarco Engineering PLC	107	12,878
SSE PLC	4,353	86,059
St James’s Place PLC	538	7,231
Tate & Lyle PLC	1,157	10,555
Tesco PLC	46,544	144,768
Unilever PLC	5,491	249,918
United Utilities Group PLC	1,234	15,328
Vodafone Group PLC	87,028	134,253
		2,724,950

	Shares	Value
United States–3.92%
Atlassian Corp. PLC, Class A(a)	284	$ 53,221
Ferguson PLC	604	67,631
GSK PLC	17,185	369,519
James Hardie Industries PLC, CDI	284	6,221
JBS S.A.	2,200	13,279
Nestle S.A.	7,702	903,608
Roche Holding AG	2,496	833,234
Signify N.V.	460	15,383
Stellantis N.V.	1,804	22,466
Swiss Re AG	853	66,150
		2,350,712
Total Common Stocks & Other Equity Interests (Cost $35,894,339)		30,827,118
	Principal Amount
Equity Linked Notes–32.21%
Canada–11.26%
Bank of Montreal (MSCI EAFE Index), 27.79%, 07/25/2022(b)	$2,422,000	2,402,519
Canadian Imperial Bank of Commerce (MSCI Emerging Markets Index), 20.50%, 07/18/2022(b)	2,501,000	2,188,010
Royal Bank of Canada (MSCI Emerging Markets Index), Conv., 25.94%, 07/12/2022(b)	1,136,000	1,061,538
Royal Bank of Canada (MSCI Emerging Markets Index), Conv., 26.49%, 08/02/2022(b)	1,108,000	1,102,481
		6,754,548

France–5.62%
BNP Paribas Issuance B.V. (MSCI Emerging Markets Index), 23.94%, 07/19/2022(b)	1,191,000	1,097,806
Societe Generale S.A. (MSCI EAFE Index), 19.78%, 07/11/2022(b)	2,583,000	2,271,729
		3,369,535

Switzerland–3.83%
Credit Suisse AG (MSCI EAFE Index), 20.85%, 08/01/2022(b)	2,318,000	2,298,239

United States–11.50%
Citigroup Global Markets Holdings, Inc. (MSCI EAFE Index), Series 1, 19.26%, 07/05/2022(b)	2,517,000	2,332,112
GS Finance Corp. (MSCI EAFE Index), 21.09%, 08/08/2022(b)	2,396,000	2,342,923
HSBC Bank USA N.A. (MSCI Emerging Markets Index), 22.65%, 07/06/2022(b)	1,120,000	1,100,546
JPMorgan Chase Bank N.A. (MSCI Emerging Markets Index), 29.75%, 07/26/2022(b)	1,137,000	1,124,360
		6,899,941
Total Equity Linked Notes (Cost $20,429,000)		19,322,263

U.S. Dollar Denominated Bonds & Notes–1.92%
United States–1.92%
Citigroup Global Markets Holdings, Inc., 23.00%, 08/09/2022(b) (Cost $1,150,000)	1,150,000	1,150,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Income Advantage International Fund

	Shares	Value

Money Market Funds–18.21%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	3,826,132	$3,826,132

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	2,724,256	2,723,984

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	4,372,722	4,372,722

Total Money Market Funds (Cost $10,922,289)		10,922,838

TOTAL INVESTMENTS IN SECURITIES–103.73% (Cost $68,395,628)		62,222,219

OTHER ASSETS LESS LIABILITIES–(3.73)%		(2,235,043)

NET ASSETS–100.00%		$59,987,176

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Conv.	– Convertible
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $20,742,406, which represented 34.58% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,444,739	$32,832,623	$(34,451,230)	$-	$-	$3,826,132	$8,005
Invesco Liquid Assets Portfolio, Institutional Class	3,881,117	23,451,874	(24,608,021)	733	(1,719)	2,723,984	5,479
Invesco Treasury Portfolio, Institutional Class	6,222,558	37,522,998	(39,372,834)	-	-	4,372,722	7,282
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	24,622	(24,622)	-	-	-	1*
Invesco Private Prime Fund	-	45,348	(45,342)	-	(6)	-	3*
Total	$15,548,414	$93,877,465	$(98,502,049)	$733	$(1,725)	$10,922,838	$20,770

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Income Advantage International Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Financials	39.13%
Health Care	8.26
Industrials	6.01
Consumer Staples	5.92
Information Technology	5.83
Consumer Discretionary	5.52
Communication Services	4.28
Energy	3.72
Materials	3.66
Utilities	2.08
Real Estate	1.11
Money Market Funds Plus Other Assets Less Liabilities	14.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Income Advantage International Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $57,473,339)	$51,299,381

Investments in affiliated money market funds, at value (Cost $10,922,289)	10,922,838

Cash	1,120,790

Foreign currencies, at value (Cost $179,485)	176,654

Receivable for:
Fund shares sold	378

Dividends	194,042

Interest	169,136

Cash segregated as collateral	800,000

Investment for trustee deferred compensation and retirement plans	55,787

Other assets	46,557

Total assets	64,785,563

Liabilities:
Payable for:
Investments purchased	4,654,000

Fund shares reacquired	19,232

Accrued foreign taxes	73

Accrued fees to affiliates	15,496

Accrued trustees’ and officers’ fees and benefits	2,796

Accrued other operating expenses	44,043

Trustee deferred compensation and retirement plans	62,747

Total liabilities	4,798,387

Net assets applicable to shares outstanding	$59,987,176

Net assets consist of:
Shares of beneficial interest	$71,486,196

Distributable earnings (loss)	(11,499,020)

$59,987,176

Net Assets:
Class A	$53,221,312

Class C	$969,045

Class R	$1,552,502

Class Y	$3,687,822

Class R5	$538,258

Class R6	$18,237

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,358,357

Class C	83,909

Class R	126,911

Class Y	301,294

Class R5	43,579

Class R6	1,478

Class A:
Net asset value per share	$12.21

Maximum offering price per share (Net asset value of $12.21 ÷ 94.50%)	$12.92

Class C:
Net asset value and offering price per share	$11.55

Class R:
Net asset value and offering price per share	$12.23

Class Y:
Net asset value and offering price per share	$12.24

Class R5:
Net asset value and offering price per share	$12.35

Class R6:
Net asset value and offering price per share	$12.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Income Advantage International Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $7,663)	$2,016,474

Dividends (net of foreign withholding taxes of $86,467)	800,591

Dividends from affiliated money market funds (includes securities lending income of $5)	20,771

Total investment income	2,837,836

Expenses:
Advisory fees	245,094

Administrative services fees	5,127

Custodian fees	10,905

Distribution fees:
Class A	73,567

Class C	5,445

Class R	4,084

Transfer agent fees – A, C, R and Y	62,641

Transfer agent fees – R5	256

Transfer agent fees – R6	3

Trustees’ and officers’ fees and benefits	8,965

Registration and filing fees	36,672

Reports to shareholders	6,519

Professional services fees	35,499

Other	15,572

Total expenses	510,349

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(111,969)

Net expenses	398,380

Net investment income	2,439,456

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(4,834,769)

Affiliated investment securities	(1,725)

Foreign currencies	(16,735)

Futures contracts	(25)

(4,853,254)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $74)	(6,864,796)

Affiliated investment securities	733

Foreign currencies	(10,549)

(6,874,612)

Net realized and unrealized gain (loss)	(11,727,866)

Net increase (decrease) in net assets resulting from operations	$(9,288,410)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Income Advantage International Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$2,439,456	$2,376,165

Net realized gain (loss)	(4,853,254)	12,802,155

Change in net unrealized appreciation (depreciation)	(6,874,612)	(5,418,178)

Net increase (decrease) in net assets resulting from operations	(9,288,410)	9,760,142

Distributions to shareholders from distributable earnings:
Class A	(1,942,226)	(1,752,390)

Class C	(31,883)	(23,528)

Class R	(52,406)	(38,642)

Class Y	(115,903)	(62,439)

Class R5	(21,266)	(19,570)

Class R6	(689)	(646)

Total distributions from distributable earnings	(2,164,373)	(1,897,215)

Share transactions–net:
Class A	(607,734)	(5,302,795)

Class C	(16,467)	(274,092)

Class R	186,239	188,580

Class Y	1,930,330	122,744

Class R5	(31,893)	57,382

Class R6	43	205

Net increase (decrease) in net assets resulting from share transactions	1,460,518	(5,207,976)

Net increase (decrease) in net assets	(9,992,265)	2,654,951

Net assets:
Beginning of period	69,979,441	67,324,490

End of period	$59,987,176	$69,979,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Income Advantage International Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/22	$14.56	$0.50		$(2.41)	$(1.91)	$(0.44)	$ –	$(0.44)	$12.21	(13.32)%	$53,221	1.21	%(d)	1.55	%(d)	7.47	%(d)	23%
Year ended 12/31/21	13.02	0.48		1.45	1.93	(0.39)	–	(0.39)	14.56	14.84	64,112	1.43		1.55		3.33		115
Year ended 12/31/20	14.04	0.19		(0.95)	(0.76)	(0.21)	(0.05)	(0.26)	13.02	(5.16)	62,139	1.55		1.55		1.54		71
Year ended 12/31/19	12.23	0.29		1.81	2.10	(0.29)	–	(0.29)	14.04	17.26	74,917	1.59		1.59		2.19		103
Year ended 12/31/18	13.89	0.28	(e)	(1.70)	(1.42)	(0.24)	–	(0.24)	12.23	(10.39)	70,104	1.59		1.59		2.07	(e)	111
Year ended 12/31/17	12.37	0.38		1.55	1.93	(0.41)	–	(0.41)	13.89	15.77	88,550	1.65		1.65		2.83		78
Class C
Six months ended 06/30/22	13.76	0.43		(2.27)	(1.84)	(0.37)	–	(0.37)	11.55	(13.56)	969	1.96	(d)	2.30	(d)	6.72	(d)	23
Year ended 12/31/21	12.32	0.35		1.36	1.71	(0.27)	–	(0.27)	13.76	13.86	1,176	2.18		2.30		2.58		115
Year ended 12/31/20	13.27	0.09		(0.88)	(0.79)	(0.13)	(0.03)	(0.16)	12.32	(5.82)	1,302	2.30		2.30		0.79		71
Year ended 12/31/19	11.56	0.18		1.71	1.89	(0.18)	–	(0.18)	13.27	16.40	2,781	2.34		2.34		1.44		103
Year ended 12/31/18	13.13	0.17	(e)	(1.61)	(1.44)	(0.13)	–	(0.13)	11.56	(11.08)	6,782	2.34		2.34		1.32	(e)	111
Year ended 12/31/17	11.69	0.26		1.47	1.73	(0.29)	–	(0.29)	13.13	14.93	9,163	2.40		2.40		2.08		78
Class R
Six months ended 06/30/22	14.58	0.48		(2.40)	(1.92)	(0.43)	–	(0.43)	12.23	(13.40)	1,553	1.46	(d)	1.80	(d)	7.22	(d)	23
Year ended 12/31/21	13.04	0.45		1.44	1.89	(0.35)	–	(0.35)	14.58	14.55	1,655	1.68		1.80		3.08		115
Year ended 12/31/20	14.06	0.16		(0.95)	(0.79)	(0.18)	(0.05)	(0.23)	13.04	(5.41)	1,307	1.80		1.80		1.29		71
Year ended 12/31/19	12.25	0.26		1.81	2.07	(0.26)	–	(0.26)	14.06	16.95	1,818	1.84		1.84		1.94		103
Year ended 12/31/18	13.91	0.25	(e)	(1.71)	(1.46)	(0.20)	–	(0.20)	12.25	(10.60)	1,253	1.84		1.84		1.82	(e)	111
Year ended 12/31/17	12.38	0.35		1.56	1.91	(0.38)	–	(0.38)	13.91	15.55	1,496	1.90		1.90		2.58		78
Class Y
Six months ended 06/30/22	14.59	0.51		(2.40)	(1.89)	(0.46)	–	(0.46)	12.24	(13.17)	3,688	0.96	(d)	1.30	(d)	7.72	(d)	23
Year ended 12/31/21	13.05	0.52		1.45	1.97	(0.43)	–	(0.43)	14.59	15.10	2,335	1.18		1.30		3.58		115
Year ended 12/31/20	14.07	0.23		(0.96)	(0.73)	(0.23)	(0.06)	(0.29)	13.05	(4.89)	2,001	1.30		1.30		1.79		71
Year ended 12/31/19	12.26	0.33		1.80	2.13	(0.32)	–	(0.32)	14.07	17.52	2,910	1.34		1.34		2.44		103
Year ended 12/31/18	13.93	0.32	(e)	(1.72)	(1.40)	(0.27)	–	(0.27)	12.26	(10.21)	2,168	1.34		1.34		2.32	(e)	111
Year ended 12/31/17	12.39	0.41		1.58	1.99	(0.45)	–	(0.45)	13.93	16.20	4,714	1.40		1.40		3.08		78
Class R5
Six months ended 06/30/22	14.72	0.52		(2.42)	(1.90)	(0.47)	–	(0.47)	12.35	(13.16)	538	0.96	(d)	1.19	(d)	7.72	(d)	23
Year ended 12/31/21	13.17	0.53		1.46	1.99	(0.44)	–	(0.44)	14.72	15.15	679	1.10		1.16		3.66		115
Year ended 12/31/20	14.20	0.25		(0.97)	(0.72)	(0.25)	(0.06)	(0.31)	13.17	(4.74)	557	1.16		1.16		1.93		71
Year ended 12/31/19	12.38	0.35		1.83	2.18	(0.36)	–	(0.36)	14.20	17.69	594	1.17		1.17		2.61		103
Year ended 12/31/18	14.06	0.34	(e)	(1.73)	(1.39)	(0.29)	–	(0.29)	12.38	(10.05)	502	1.21		1.21		2.45	(e)	111
Year ended 12/31/17	12.52	0.44		1.57	2.01	(0.47)	–	(0.47)	14.06	16.27	1,042	1.24		1.24		3.24		78
Class R6
Six months ended 06/30/22	14.71	0.52		(2.42)	(1.90)	(0.47)	–	(0.47)	12.34	(13.18)	18	0.96	(d)	1.14	(d)	7.72	(d)	23
Year ended 12/31/21	13.16	0.53		1.46	1.99	(0.44)	–	(0.44)	14.71	15.16	22	1.10		1.15		3.66		115
Year ended 12/31/20	14.21	0.24		(0.98)	(0.74)	(0.25)	(0.06)	(0.31)	13.16	(4.88)	19	1.16		1.16		1.93		71
Year ended 12/31/19	12.38	0.35		1.84	2.19	(0.36)	–	(0.36)	14.21	17.77	1,494	1.17		1.17		2.61		103
Year ended 12/31/18	14.06	0.34	(e)	(1.73)	(1.39)	(0.29)	–	(0.29)	12.38	(10.03)	1,483	1.20		1.20		2.46	(e)	111
Period ended 12/31/17(f)	13.27	0.34		0.81	1.15	(0.36)	–	(0.36)	14.06	8.72	11	1.20	(d)	1.20	(d)	3.28	(d)	78

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.23 and 1.73%, $0.12 and 0.98%, $0.20 and 1.48%, $0.27 and 1.98%, $0.29 and 2.11% and $0.29 and 2.12% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Income Advantage International Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Income Advantage International Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

18	Invesco Income Advantage International Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, a Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance

19	Invesco Income Advantage International Fund

with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, there were no securities lending transactions with the Adviser. Fees Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.730%

Next $500 million	0.710%

Next $1.5 billion	0.690%

Next $2.5 billion	0.670%

Next $2.5 billion	0.650%

Next $2.5 billion	0.630%

Over $10 billion	0.610%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the

20	Invesco Income Advantage International Fund

“Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98% respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser reimbursed fund level expenses of $48,926 and reimbursed class level expenses of $56,988, $1,054, $1,581, $3,017, $256 and $3 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $1,027 in front-end sales commissions from the sale of Class A shares and $5 and $66 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$1,300,903	$–	$1,300,903

Austria	–	18,033	–	18,033

Belgium	–	46,970	–	46,970

Brazil	713,879	–	–	713,879

Canada	3,384,921	6,754,548	–	10,139,469

Chile	14,866	–	–	14,866

China	485,708	1,247,971	–	1,733,679

Denmark	3,484	1,141,409	–	1,144,893

Finland	–	222,167	–	222,167

France	4,323	5,857,877	–	5,862,200

21	Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total

Germany	$45,657	$1,724,163	$–	$1,769,820

Greece	–	23,400	–	23,400

Hong Kong	–	436,569	–	436,569

Hungary	–	9,838	–	9,838

Indonesia	–	51,590	–	51,590

Ireland	36,355	–	–	36,355

Israel	38,970	27,307	–	66,277

Italy	–	288,611	–	288,611

Japan	–	5,061,466	–	5,061,466

Luxembourg	–	23,566	–	23,566

Malaysia	–	55,835	–	55,835

Mexico	146,093	–	–	146,093

Netherlands	–	1,491,643	–	1,491,643

New Zealand	–	30,518	–	30,518

Norway	–	–	59,573	59,573

Philippines	–	24,284	–	24,284

Poland	–	47,118	–	47,118

Russia	–	–	–	–

Singapore	30,889	81,923	–	112,812

South Africa	–	290,676	–	290,676

South Korea	–	764,822	–	764,822

Spain	–	635,327	–	635,327

Sweden	–	475,200	–	475,200

Switzerland	–	3,687,572	–	3,687,572

Taiwan	–	1,349,277	–	1,349,277

Thailand	–	26,050	–	26,050

Turkey	–	12,427	–	12,427

United Kingdom	18,322	2,706,628	–	2,724,950

United States	66,500	10,334,153	–	10,400,653

Money Market Funds	10,922,838	–	–	10,922,838

Total Investments	$15,912,805	$46,249,841	$59,573	$62,222,219

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk

Realized Gain (Loss):
Futures contracts	$(25)

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $144.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

22	Invesco Income Advantage International Fund

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$1,262,027	$–	$1,262,027

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $8,073,398 and $8,070,049, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,173,974

Aggregate unrealized (depreciation) of investments	(7,463,911)

Net unrealized appreciation (depreciation) of investments	$(6,289,937)

Cost of investments for tax purposes is $68,512,156.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	75,910	$1,052,543	269,293	$3,817,303

Class C	5,711	74,536	22,642	303,273

Class R	15,977	218,102	23,072	327,618

Class Y	141,590	1,936,180	49,164	719,534

Class R5	845	11,540	4,310	63,093

Issued as reinvestment of dividends:
Class A	131,926	1,766,478	109,388	1,593,558

Class C	2,362	29,886	1,590	21,914

Class R	3,912	52,389	2,646	38,642

Class Y	8,050	106,568	3,828	55,912

Class R5	1,567	21,266	1,328	19,571

Class R6	3	43	14	205

Automatic conversion of Class C shares to Class A shares:
Class A	5,159	68,625	22,389	313,468

Class C	(5,454)	(68,625)	(23,693)	(313,468)

23	Invesco Income Advantage International Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(259,131)	$(3,495,380)	(767,767)	$(11,027,124)

Class C	(4,127)	(52,264)	(20,837)	(285,811)

Class R	(6,494)	(84,252)	(12,393)	(177,680)

Class Y	(8,358)	(112,418)	(46,278)	(652,702)

Class R5	(4,983)	(64,699)	(1,763)	(25,282)

Net increase (decrease) in share activity	104,465	$1,460,518	(363,067)	$(5,207,976)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24	Invesco Income Advantage International Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$866.80	$5.60	$1,018.79	$6.06	1.21%
Class C	1,000.00	864.40	9.06	1,015.08	9.79	1.96
Class R	1,000.00	866.00	6.75	1,017.55	7.30	1.46
Class Y	1,000.00	868.30	4.45	1,020.03	4.81	0.96
Class R5	1,000.00	868.40	4.45	1,020.03	4.81	0.96
Class R6	1,000.00	868.20	4.45	1,020.03	4.81	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25	Invesco Income Advantage International Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Advantage International Fund’s (formerly, Invesco Global Low Volatility Equity Yield Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the MSCI ACWI ex-USA Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the fourth quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund had changed its name, investment strategy and index against which future performance will be compared on July 15, 2021, and that performance results prior to such date reflected that of the Fund’s former strategy. As a result, the Board did not consider performance of the Fund prior to such date to be particularly relevant. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance

26	Invesco Income Advantage International Fund

period could produce different results. The Board considered information provided regarding the more recent performance of the Fund utilizing the new strategy as well as other metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective July 15, 2021 in connection with the Fund’s repositioning. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the

Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

27	Invesco Income Advantage International Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GLVEY-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Income Allocation Fund

Nasdaq:

A: ALAAX ∎ C: CLIAX ∎ R: RLIAX ∎ Y: ALAYX ∎ R5: ILAAX ∎ R6: IIASX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |    MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.42%
Class C Shares	-11.74
Class R Shares	-11.45
Class Y Shares	-11.23
Class R5 Shares	-11.22
Class R6 Shares	-11.30
S&P 500 Index▼ (Broad Market Index)	-19.96
Custom Invesco Income Allocation Index∎ (Style-Specific Index)	-13.82
Lipper Mixed-Asset Target Allocation Conservative Funds Index◆ (Peer Group Index)	-12.58

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

   The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500®, MSCI EAFE®, FTSE NAREIT Equity REITs and Bloomberg U.S. Universal. The composition of the index may change based on the Fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the Fund’s objective. The MSCI EAFE® Index is considered representative of stocks of Europe, Australasia and the Far East and is computed using the net return, which withholds applicable taxes for non-resident investors. The FTSE NAREIT Equity REITs Index is considered representative of US real estate investment trusts (REITs). The Bloomberg U.S. Universal Index is considered representative of US dollar-denominated, taxable bonds that are rated either investment-grade or below investment-grade.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

   The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Income Allocation Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges
Class A Shares
Inception (10/31/05)	4.28%
10 Years	3.74
5 Years	0.90
1 Year	-14.46
Class C Shares
Inception (10/31/05)	4.26%
10 Years	3.71
5 Years	1.29
1 Year	-11.00
Class R Shares
Inception (10/31/05)	4.38%
10 Years	4.08
5 Years	1.82
1 Year	-9.66
Class Y Shares
Inception (10/3/08)	5.51%
10 Years	4.59
5 Years	2.31
1 Year	-9.22
Class R5 Shares
Inception (10/31/05)	4.90%
10 Years	4.59
5 Years	2.31
1 Year	-9.21
Class R6 Shares
10 Years	4.45%
5 Years	2.29
1 Year	-9.22

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Income Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Income Allocation Fund

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.07%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 06/30/22	Value 06/30/22

Alternative Funds–17.13%
Invesco Global Real Estate Income Fund, Class R6	7.17%	$41,034,793	$2,024,390	$(2,170,669)	$ (7,114,778)	$95,796	$450,186		4,095,469	$33,869,532

Invesco Multi-Asset Income Fund, Class R6	9.96%	55,614,278	2,258,706	(1,006,334)	(9,497,660)	(264,780)	1,680,718		5,844,195	47,104,210

Total Alternative Funds		96,649,071	4,283,096	(3,177,003)	(16,612,438)	(168,984)	2,130,904			80,973,742

Domestic Equity Funds–17.96%
Invesco Dividend Income Fund, Class R6	5.67%	31,946,296	315,703	(3,704,676)	(2,393,424)	642,527	315,703		1,116,004	26,806,426

Invesco S&P 500® Enhanced Value ETF	5.46%	27,368,941	3,405,725	(1,514,397)	(3,654,166)	232,455	313,390		657,637	25,838,558

Invesco S&P 500® High Dividend Low Volatility ETF(b)	6.83%	35,582,790	2,830,551	(5,279,950)	(1,401,384)	554,373	632,535		731,454	32,286,380

Total Domestic Equity Funds		94,898,027	6,551,979	(10,499,023)	(7,448,974)	1,429,355	1,261,628			84,931,364

Fixed Income Funds–54.43%
Invesco 1-30 Laddered Treasury ETF	9.94%	–	51,085,896	(2,018,685)	(2,019,165)	(64,775)	198,734		1,506,840	46,983,271

Invesco Core Plus Bond Fund, Class R6	10.04%	68,716,297	2,199,516	(13,982,355)	(8,238,843)	(1,235,820)	760,950		5,027,415	47,458,795

Invesco Corporate Bond Fund, Class R6	7.24%	13,871,716	25,773,282	(1,249,113)	(3,943,929)	(210,013)	407,322		5,426,615	34,241,943

Invesco Fundamental High Yield® Corporate Bond ETF	6.94%	37,307,510	2,060,829	(1,542,855)	(4,847,359)	(153,230)	567,681		1,948,065	32,824,895

Invesco Income Fund, Class R6	6.24%	32,883,295	1,574,575	(2,094,942)	(2,726,433)	(139,034)	527,856		4,102,568	29,497,461

Invesco International Bond Fund, Class R6	2.91%	30,762,705	380,992	(12,914,430)	(2,778,081)	(1,708,975)	376,499		3,335,488	13,742,211

Invesco Master Loan Fund, Class R6	5.76%	49,377,632	1,133,639	(21,222,971)	(3,180,945)	1,141,403	1,131,922		1,820,662	27,248,758

Invesco Taxable Municipal Bond ETF	5.36%	65,514,262	3,144,933	(33,768,145)	(4,734,867)	(4,819,299)	630,169		914,029	25,336,884

Invesco Variable Rate Preferred ETF	–	24,787,866	–	(23,133,312)	(3,005,973)	1,351,419	273,412		–	–

Total Fixed Income Funds		323,221,283	87,353,662	(111,926,808)	(35,475,595)	(5,838,324)	4,874,545			257,334,218

Foreign Equity Funds–9.81%
Invesco RAFI™ Strategic Developed ex-US ETF	4.71%	–	26,152,344	(904,393)	(2,969,910)	(5,841)	270,427		847,335	22,272,200

Invesco S&P International Developed Low Volatility ETF(b)	5.10%	38,793,366	–	(10,652,261)	(4,060,961)	23,358	757,791		872,999	24,103,502

Total Foreign Equity Funds		38,793,366	26,152,344	(11,556,654)	(7,030,871)	17,517	1,028,218			46,375,702

Money Market Funds–0.74%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.26%	1,707,412	18,463,146	(18,955,879)	–	–	556		1,214,679	1,214,679

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.19%	1,249,536	13,187,962	(13,547,477)	(13)	296	744		890,394	890,304

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.29%	1,951,328	21,100,739	(21,663,862)	–	–	918		1,388,205	1,388,205

Total Money Market Funds		4,908,276	52,751,847	(54,167,218)	(13)	296	2,218			3,493,188

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $482,653,351)	100.07%	558,470,023	177,092,928	(191,326,706)	(66,567,891)	(4,560,140)	9,297,513			473,108,214

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.14%
Invesco Private Government Fund, 1.38%(c)(d)	0.04%	1,554,594	76,875,425	(78,245,862)	–	–	4,332	(e)	184,157	184,157

Invesco Private Prime Fund, 1.66%(c)(d)	0.10%	3,627,386	173,306,613	(176,460,129)	–	(323)	10,750	(e)	473,547	473,547

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $657,704)	0.14%	5,181,980	250,182,038	(254,705,991)	–	(323)	15,082			657,704

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $483,311,055)	100.21%	$563,652,003	$427,274,966	$(446,032,697)	$(66,567,891)	$(4,560,463)	$9,312,595			$473,765,918

OTHER ASSETS LESS LIABILITIES	(0.21)%									(979,276)

NET ASSETS	100.00%									$472,786,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Income Allocation Fund

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2022

Fixed Income Funds	54.31%

Equity Funds	27.72

Alternative Funds	17.09

Money Market Funds	0.88

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in affiliated underlying funds, at value (Cost $483,311,055)*	$473,765,918

Receivable for:
Dividends - affiliated underlying funds	457,838

Fund shares sold	554,923

Investment for trustee deferred compensation and retirement plans	37,220

Other assets	71,351

Total assets	474,887,250

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	491,207

Fund shares reacquired	621,211

Collateral upon return of securities loaned	657,704

Accrued fees to affiliates	224,468

Accrued trustees’ and officers’ fees and benefits	2,624

Accrued other operating expenses	58,368

Trustee deferred compensation and retirement plans	45,026

Total liabilities	2,100,608

Net assets applicable to shares outstanding	$472,786,642

Net assets consist of:
Shares of beneficial interest	$511,800,135

Distributable earnings (loss)	(39,013,493)

$472,786,642

Net Assets:

Class A	$397,894,961

Class C	$36,704,101

Class R	$3,991,044

Class Y	$33,975,590

Class R5	$96,968

Class R6	$123,978

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	38,553,304

Class C	3,551,870

Class R	386,438

Class Y	3,292,440

Class R5	9,398

Class R6	12,020

Class A:
Net asset value per share	$10.32

Maximum offering price per share (Net asset value of $10.32 ÷ 94.50%)	$10.92

Class C:
Net asset value and offering price per share	$10.33

Class R:
Net asset value and offering price per share	$10.33

Class Y:
Net asset value and offering price per share	$10.32

Class R5:
Net asset value and offering price per share	$10.32

Class R6:
Net asset value and offering price per share	$10.31

*	At June 30, 2022, securities with an aggregate value of $649,571 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends from affiliated underlying funds (includes securities lending income of $132,843)	$9,430,356

Interest	182,670

Total investment income	9,613,026

Expenses:
Administrative services fees	40,342

Custodian fees	1,941

Distribution fees:
Class A	537,103

Class C	209,045

Class R	11,430

Transfer agent fees – A, C, R and Y	296,382

Transfer agent fees – R5	46

Transfer agent fees – R6	20

Trustees’ and officers’ fees and benefits	9,859

Registration and filing fees	51,983

Reports to shareholders	13,583

Professional services fees	16,676

Other	7,359

Total expenses	1,195,769

Less: Expenses reimbursed	(297,939)

Net expenses	897,830

Net investment income	8,715,196

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(4,558,610)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(66,567,891)

Net realized and unrealized gain (loss)	(71,126,501)

Net increase (decrease) in net assets resulting from operations	$(62,411,305)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$8,715,196	$15,416,986

Net realized gain (loss)	(4,558,610)	4,345,968

Change in net unrealized appreciation (depreciation)	(66,567,891)	18,902,149

Net increase (decrease) in net assets resulting from operations	(62,411,305)	38,665,103’

Distributions to shareholders from distributable earnings:
Class A	(6,938,816)	(14,112,419)

Class C	(513,439)	(1,270,478)

Class R	(68,481)	(155,989)

Class Y	(713,521)	(1,678,129)

Class R5	(2,361)	(9,997)

Class R6	(2,353)	(357)

Total distributions from distributable earnings	(8,238,971)	(17,227,369)

Share transactions–net:
Class A	(1,389,275)	26,195,598

Class C	(3,998,933)	(13,200,059)

Class R	(488,585)	(71,581)

Class Y	(8,824,274)	(3,018,631)

Class R5	(19,774)	(241,468)

Class R6	2,981	129,006

Net increase (decrease) in net assets resulting from share transactions	(14,717,860)	9,792,865

Net increase (decrease) in net assets	(85,368,136)	31,230,599

Net assets:
Beginning of period	558,154,778	526,924,179

End of period	$472,786,642	$558,154,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Income Allocation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 06/30/22	$11.84	$0.19	$(1.53)	$(1.34)	$(0.18)	$ –	$(0.18)	$10.32	(11.42)%	$397,895	0.30	%(e)	0.41	%(e)	3.42	%(e)	24%
Year ended 12/31/21	11.37	0.34	0.51	0.85	(0.38)	–	(0.38)	11.84	7.56	458,085	0.25		0.42		2.90		16
Year ended 12/31/20	11.60	0.40	(0.17)	0.23	(0.46)	(0.00)	(0.46)	11.37	2.33	414,703	0.25		0.43		3.65		66
Year ended 12/31/19	10.76	0.49	1.12	1.61	(0.53)	(0.24)	(0.77)	11.60	15.19	434,337	0.25		0.44		4.28		14
Year ended 12/31/18	11.70	0.44	(0.96)	(0.52)	(0.42)	–	(0.42)	10.76	(4.53)	323,945	0.25		0.45		3.86		20
Year ended 12/31/17	11.21	0.38	0.50	0.88	(0.39)	–	(0.39)	11.70	7.99	391,850	0.25		0.46		3.32		8
Class C
Six months ended 06/30/22	11.85	0.15	(1.53)	(1.38)	(0.14)	–	(0.14)	10.33	(11.74)	36,704	1.05	(e)	1.16	(e)	2.67	(e)	24
Year ended 12/31/21	11.38	0.25	0.51	0.76	(0.29)	–	(0.29)	11.85	6.76	46,368	1.00		1.17		2.15		16
Year ended 12/31/20	11.61	0.31	(0.16)	0.15	(0.38)	(0.00)	(0.38)	11.38	1.56	57,434	1.00		1.18		2.90		66
Year ended 12/31/19	10.78	0.41	1.10	1.51	(0.44)	(0.24)	(0.68)	11.61	14.22	78,374	1.00		1.19		3.53		14
Year ended 12/31/18	11.71	0.35	(0.94)	(0.59)	(0.34)	–	(0.34)	10.78	(5.15)	110,370	1.00		1.20		3.11		20
Year ended 12/31/17	11.22	0.30	0.50	0.80	(0.31)	–	(0.31)	11.71	7.18	147,051	1.00		1.21		2.57		8
Class R
Six months ended 06/30/22	11.84	0.18	(1.52)	(1.34)	(0.17)	–	(0.17)	10.33	(11.45)	3,991	0.55	(e)	0.66	(e)	3.17	(e)	24
Year ended 12/31/21	11.38	0.31	0.50	0.81	(0.35)	–	(0.35)	11.84	7.20	5,115	0.50		0.67		2.65		16
Year ended 12/31/20	11.60	0.37	(0.16)	0.21	(0.43)	(0.00)	(0.43)	11.38	2.17	4,975	0.50		0.68		3.40		66
Year ended 12/31/19	10.77	0.46	1.11	1.57	(0.50)	(0.24)	(0.74)	11.60	14.80	6,847	0.50		0.69		4.03		14
Year ended 12/31/18	11.70	0.40	(0.94)	(0.54)	(0.39)	–	(0.39)	10.77	(4.68)	8,601	0.50		0.70		3.61		20
Year ended 12/31/17	11.22	0.35	0.49	0.84	(0.36)	–	(0.36)	11.70	7.63	6,949	0.50		0.71		3.07		8
Class Y
Six months ended 06/30/22	11.83	0.20	(1.52)	(1.32)	(0.19)	–	(0.19)	10.32	(11.23)	33,976	0.05	(e)	0.16	(e)	3.67	(e)	24
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	–	(0.41)	11.83	7.74	48,311	0.00		0.17		3.15		16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	49,435	0.00		0.18		3.90		66
Year ended 12/31/19	10.76	0.52	1.11	1.63	(0.55)	(0.24)	(0.79)	11.60	15.48	70,139	0.00		0.19		4.53		14
Year ended 12/31/18	11.70	0.47	(0.96)	(0.49)	(0.45)	–	(0.45)	10.76	(4.29)	57,009	0.00		0.20		4.11		20
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	–	(0.42)	11.70	8.26	76,898	0.00		0.21		3.57		8
Class R5
Six months ended 06/30/22	11.83	0.20	(1.52)	(1.32)	(0.19)	–	(0.19)	10.32	(11.22)	97	0.03	(e)	0.12	(e)	3.69	(e)	24
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	–	(0.41)	11.83	7.74	136	0.00		0.16		3.15		16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	367	0.00		0.16		3.90		66
Year ended 12/31/19	10.77	0.52	1.10	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	1,712	0.00		0.16		4.53		14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	1,807	0.00		0.18		4.11		20
Year ended 12/31/17	11.21	0.41	0.50	0.91	(0.42)	–	(0.42)	11.70	8.26	2,105	0.00		0.20		3.57		8
Class R6
Six months ended 06/30/22	11.83	0.20	(1.53)	(1.33)	(0.19)	–	(0.19)	10.31	(11.30)	124	0.03	(e)	0.08	(e)	3.69	(e)	24
Year ended 12/31/21	11.36	0.37	0.51	0.88	(0.41)	–	(0.41)	11.83	7.83	139	0.00		0.12		3.15		16
Year ended 12/31/20	11.60	0.45	(0.20)	0.25	(0.49)	(0.00)	(0.49)	11.36	2.50	10	0.00		0.14		3.90		66
Year ended 12/31/19	10.77	0.53	1.09	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	187	0.00		0.13		4.53		14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	145	0.00		0.15		4.11		20
Period ended 12/31/17(f)	11.42	0.31	0.28	0.59	(0.31)	–	(0.31)	11.70	5.25	10	0.00	(e)	0.17	(e)	3.57	(e)	8

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds 0.45%, 0.45%, 0.51%, 0.52%, 0.56% and 0.54% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date of April 04, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Income Allocation Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is current income and, secondarily, growth of capital.

    The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

11	Invesco Income Allocation Fund

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions - Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses - Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $4,756 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.	COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and

12	Invesco Income Allocation Fund

increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    Effective May 1, 2022, the Adviser has contractually agreed, through at least June 30, 2023, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed, through April 30, 2022, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.25%, 1.00%, 0.50%, 0.00%, 0.00% and 0.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the expense reimbursement agreement, it will terminate on June 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2022, the Adviser reimbursed fund level expenses of $1,363 and reimbursed class level expenses of $246,215, $23,958, $2,620, $23,589, $46 and $20 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $17,932 in front-end sales commissions from the sale of Class A shares and $53,963 and $100 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13	Invesco Income Allocation Fund

    The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$469,615,026	$–	$–	$469,615,026

Money Market Funds	3,493,188	657,704	–	4,150,892

Total Investments	$473,108,214	$657,704	$–	$473,765,918

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $128.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,065,669	$10,933,252	$15,998,921

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $124,341,079 and $137,159,488, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 24,244,171

Aggregate unrealized (depreciation) of investments	(43,145,244)

Net unrealized appreciation (depreciation) of investments	$(18,901,073)

    Cost of investments for tax purposes is $492,666,991.

14	Invesco Income Allocation Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	4,113,948	$45,994,219	9,211,409	$107,654,588

Class C	137,858	1,547,512	245,475	2,872,403

Class R	64,350	721,436	133,067	1,548,725

Class Y	312,658	3,545,867	1,272,294	14,840,514

Class R5	6,588	76,226	6,857	79,769

Class R6	757	8,525	10,905	129,006

Issued as reinvestment of dividends:
Class A	516,871	5,720,241	997,757	11,646,372

Class C	37,177	412,313	88,026	1,027,923

Class R	5,999	66,491	13,347	155,849

Class Y	38,463	427,013	92,095	1,074,528

Class R5	192	2,138	817	9,524

Class R6	197	2,182	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	144,313	1,598,060	286,043	3,335,367

Class C	(144,142)	(1,598,060)	(285,644)	(3,335,367)

Reacquired:
Class A	(4,923,800)	(54,701,795)	(8,270,318)	(96,440,729)

Class C	(391,947)	(4,360,698)	(1,180,531)	(13,765,018)

Class R	(115,755)	(1,276,512)	(151,892)	(1,776,155)

Class Y	(1,140,828)	(12,797,154)	(1,630,879)	(18,933,673)

Class R5	(8,843)	(98,138)	(28,467)	(330,761)

Class R6	(715)	(7,726)	-	-

Net increase (decrease) in share activity	(1,346,659)	$(14,717,860)	810,361	$9,792,865

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2],3	Ending Account Value (06/30/22)	Expenses Paid During Period[2],4	Annualized Expense Ratio[2]
Class A	$1,000.00	$885.80	$1.40	$1,023.31	$1.51	0.30%
Class C	1,000.00	882.60	4.90	1,019.59	5.26	1.05
Class R	1,000.00	885.50	2.57	1,022.07	2.76	0.55
Class Y	1,000.00	887.70	0.23	1,024.55	0.25	0.05
Class R5	1,000.00	887.80	0.14	1,024.65	0.15	0.03
Class R6	1,000.00	887.00	0.14	1,024.65	0.15	0.03

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective May 1, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25% , 1.25% and 1.25% of average daily net assets, respectively.

The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are to 0.41%, 1.16%, 0.66%, 0.16%, 0.12% and 0.08% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $1.92, $5.41, $3.09, $0.75, $0.56 and $0.37 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.06, $5.81, $3.31, $0.80, $0.60 and $0.40 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

16	Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Income Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Income Allocation Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent a change in portfolio management and investment process in 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

17	Invesco Income Allocation Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

18	Invesco Income Allocation Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	INCAL-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco International Diversified Fund

Nasdaq:

A: OIDAX ∎ C: OIDCX ∎ R: OIDNX ∎ Y: OIDYX ∎ R5: INDFX ∎ R6: OIDIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-27.17%
Class C Shares	-27.43
Class R Shares	-27.26
Class Y Shares	-27.07
Class R5 Shares	-27.02
Class R6 Shares	-27.03
MSCI All Country World ex USA Index▼	-18.42
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2 Invesco International Diversified Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (9/27/05)	4.73%
10 Years	5.12
5 Years	0.43
1 Year	-32.37

Class C Shares
Inception (9/27/05)	4.71%
10 Years	5.08
5 Years	0.82
1 Year	-29.63

Class R Shares
Inception (9/27/05)	4.79%
10 Years	5.44
5 Years	1.31
1 Year	-28.61

Class Y Shares
Inception (9/27/05)	5.39%
10 Years	5.99
5 Years	1.84
1 Year	-28.23

Class R5 Shares
10 Years	5.84%
5 Years	1.82
1 Year	-28.16

Class R6 Shares
Inception (8/28/12)	5.88%
5 Years	1.98
1 Year	-28.16

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Diversified Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Diversified Fund. The Fund was subsequently renamed the Invesco International Diversified Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3 Invesco International Diversified Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Programs administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Programs adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors” interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                                     Invesco International Diversified Fund

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco International Diversified Fund

Schedule of Investments in Affiliated Issuers–99.35%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/22	Value 06/30/22

Foreign Equity Funds–99.35%
Invesco Developing Markets Fund, Class R6	27.39%	$1,160,009,926	$63,945,580	$(184,860,666)	$(235,119,175)	$(42,863,022)	$–	21,665,603	$761,112,643

Invesco International Equity Fund, Class R6	24.68%	1,064,587,231	7,914,603	(196,566,260)	(204,915,456)	14,570,596	–	34,872,366	685,590,714

Invesco International Small-Mid Company Fund, Class R6	27.40%	1,188,096,083	74,409,847	(108,202,551)	(374,125,179)	(18,836,944)	–	20,051,126	761,341,256

Invesco Oppenheimer International Growth Fund, Class R6	19.88%	858,534,089	26,660,831	(75,444,792)	(239,839,787)	(17,494,344)	–	17,470,462	552,415,997

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,330,461,846)	99.35%	$4,271,227,329	$172,930,861	$(565,074,269)	$(1,053,999,597)	$(64,623,714)	$–		$2,760,460,610

OTHER ASSETS LESS LIABILITIES	0.65%								18,120,836

NET ASSETS	100.00%								$2,778,581,446

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

Portfolio Composition

% of total investments as of June 30, 2022

Invesco International Small-Mid Company Fund, Class R6	27.58%
Invesco Developing Markets Fund, Class R6	27.57
Invesco International Equity Fund, Class R6	24.84
Invesco Oppenheimer International Growth Fund, Class R6	20.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5 Invesco International Diversified Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in securities, at value (Cost $2,330,461,846)	$2,760,460,610

Cash	28,069,749
Receivable for:
Interest	60
Fund shares sold	931,111
Investment for trustee deferred compensation and retirement plans	165,857
Other assets	127,671
Total assets	2,789,755,058

Liabilities:
Payable for:
Fund shares reacquired	9,518,460
Accrued fees to affiliates	1,222,746
Accrued trustees’ and officers’ fees and benefits	32,615
Accrued other operating expenses	210,694
Trustee deferred compensation and retirement plans	189,097
Total liabilities	11,173,612
Net assets applicable to shares outstanding	$2,778,581,446

Net assets consist of:
Shares of beneficial interest	$2,225,739,704
Distributable earnings	552,841,742
$2,778,581,446

Net Assets:

Class A	$907,459,701
Class C	$101,793,499
Class R	$127,085,120
Class Y	$1,109,226,598
Class R5	$28,053
Class R6	$532,988,475

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	57,866,738
Class C	6,845,056
Class R	8,266,860
Class Y	69,696,007
Class R5	1,779
Class R6	33,289,996
Class A:
Net asset value per share	$15.68
Maximum offering price per share (Net asset value of $15.68 ÷ 94.50%)	$16.59
Class C:
Net asset value and offering price per share	$14.87
Class R:
Net asset value and offering price per share	$15.37
Class Y:
Net asset value and offering price per share	$15.92
Class R5:
Net asset value and offering price per share	$15.77
Class R6:
Net asset value and offering price per share	$16.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                                    Invesco International Diversified Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Expenses:
Distribution fees:
Class A	$ 1,342,394

Class C	643,712

Class R	370,770

Transfer agent fees – A, C, R and Y	2,298,142

Transfer agent fees – R5	21

Transfer agent fees – R6	120,694

Trustees’ and officers’ fees and benefits	26,302

Registration and filing fees	66,086

Reports to shareholders	85,469

Professional services fees	22,261

Other	9,787

Total expenses	4,985,638

Less: Expense offset arrangement(s)	(1,963)

Net expenses	4,983,675

Net investment income (loss)	(4,983,675)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(64,623,714)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(1,053,999,597)

Net realized and unrealized gain (loss)	(1,118,623,311)

Net increase (decrease) in net assets resulting from operations	$(1,123,606,986)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                                    Invesco International Diversified Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:

Net investment income (loss)	$(4,983,675)	$18,730,205

Net realized gain (loss)	(64,623,714)	423,490,627

Change in net unrealized appreciation (depreciation)	(1,053,999,597)	(251,343,538)

Net increase (decrease) in net assets resulting from operations	(1,123,606,986)	190,877,294

Distributions to shareholders from distributable earnings:
Class A	–	(98,881,156)

Class C	–	(12,098,183)

Class R	–	(12,997,978)

Class Y	–	(139,158,428)

Class R5	–	(6,642)

Class R6	–	(62,654,259)

Total distributions from distributable earnings	–	(325,796,646)

Share transactions–net:
Class A	(75,514,844)	(21,470,401)

Class C	(20,419,920)	(41,045,225)

Class R	(3,913,323)	(10,935,118)

Class Y	(248,368,622)	(142,025,694)

Class R5	(28,069)	54,174

Class R6	(67,340,066)	(5,182,975)

Net increase (decrease) in net assets resulting from share transactions	(415,584,844)	(220,605,239)

Net increase (decrease) in net assets	(1,539,191,830)	(355,524,591)

Net assets:
Beginning of period	4,317,773,276	4,673,297,867

End of period	$2,778,581,446	$4,317,773,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco International Diversified Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$21.53	$(0.04)	$(5.81)	$(5.85)	$–	$–	$–	$15.68	(27.17)%	$907,460	0.43	%(f)	0.43	%(f)	(0.43	)%(f)	5%
Year ended 12/31/21	22.41	0.06	0.77	0.83	(0.11)	(1.60)	(1.71)	21.53	3.89	1,337,605	0.42		0.42		0.26		20
Year ended 12/31/20	18.88	(0.01)	3.79	3.78	(0.19)	(0.06)	(0.25)	22.41	20.56	1,403,095	0.44		0.44		(0.04)		12
Eight months ended 12/31/19	18.00	0.14	1.14	1.28	(0.18)	(0.22)	(0.40)	18.88	7.16	1,279,901	0.44	(f)	0.44	(f)	1.16	(f)	5
Year ended 04/30/19	18.47	0.13	(0.47)	(0.34)	(0.13)	–	(0.13)	18.00	(1.73)	1,226,049	0.45		0.45		0.76		7
Year ended 04/30/18	15.75	0.08	2.71	2.79	(0.07)	–	(0.07)	18.47	17.73	1,406,336	0.47		0.48		0.48		30
Year ended 04/30/17	14.01	0.10	1.70	1.80	(0.06)	–	(0.06)	15.75	12.89	1,302,414	0.62		0.62		0.72		16
Class C
Six months ended 06/30/22	20.49	(0.10)	(5.52)	(5.62)	–	–	–	14.87	(27.43)	101,793	1.18	(f)	1.18	(f)	(1.18	)(f)	5
Year ended 12/31/21	21.46	(0.11)	0.74	0.63	–	(1.60)	(1.60)	20.49	3.11	164,886	1.17		1.17		(0.49)		20
Year ended 12/31/20	18.24	(0.14)	3.61	3.47	(0.19)	(0.06)	(0.25)	21.46	19.58	211,223	1.19		1.19		(0.79)		12
Eight months ended 12/31/19	17.48	0.05	1.11	1.16	(0.18)	(0.22)	(0.40)	18.24	6.68	282,376	1.19	(f)	1.19	(f)	0.40	(f)	5
Year ended 04/30/19	17.92	0.00	(0.44)	(0.44)	–	–	–	17.48	(2.46)	417,155	1.20		1.20		0.01		7
Year ended 04/30/18	15.34	(0.05)	2.63	2.58	–	–	–	17.92	16.82	480,204	1.22		1.23		(0.27)		30
Year ended 04/30/17	13.69	(0.01)	1.66	1.65	–	–	–	15.34	12.05	394,497	1.37		1.37		(0.04)		16
Class R
Six months ended 06/30/22	21.13	(0.06)	(5.70)	(5.76)	–	–	–	15.37	(27.26)	127,085	0.68	(f)	0.68	(f)	(0.68	)(f)	5
Year ended 12/31/21	22.02	0.00	0.76	0.76	(0.05)	(1.60)	(1.65)	21.13	3.62	179,362	0.67		0.67		0.01		20
Year ended 12/31/20	18.61	(0.05)	3.71	3.66	(0.19)	(0.06)	(0.25)	22.02	20.21	196,106	0.69		0.69		(0.29)		12
Eight months ended 12/31/19	17.77	0.11	1.13	1.24	(0.18)	(0.22)	(0.40)	18.61	7.03	187,607	0.69	(f)	0.69	(f)	0.90	(f)	5
Year ended 04/30/19	18.23	0.09	(0.46)	(0.37)	(0.09)	–	(0.09)	17.77	(1.96)	200,643	0.70		0.70		0.51		7
Year ended 04/30/18	15.56	0.04	2.66	2.70	(0.03)	–	(0.03)	18.23	17.38	215,588	0.72		0.73		0.23		30
Year ended 04/30/17	13.84	0.07	1.68	1.75	(0.03)	–	(0.03)	15.56	12.64	180,808	0.87		0.87		0.47		16
Class Y
Six months ended 06/30/22	21.83	(0.02)	(5.89)	(5.91)	–	–	–	15.92	(27.07)	1,109,227	0.18	(f)	0.18	(f)	(0.18	)(f)	5
Year ended 12/31/21	22.71	0.12	0.78	0.90	(0.18)	(1.60)	(1.78)	21.83	4.17	1,823,128	0.17		0.17		0.51		20
Year ended 12/31/20	19.10	0.04	3.84	3.88	(0.21)	(0.06)	(0.27)	22.71	20.83	2,019,871	0.19		0.19		0.21		12
Eight months ended 12/31/19	18.17	0.17	1.16	1.33	(0.18)	(0.22)	(0.40)	19.10	7.37	2,349,592	0.17	(f)	0.19	(f)	1.43	(f)	5
Year ended 04/30/19	18.65	0.18	(0.48)	(0.30)	(0.18)	–	(0.18)	18.17	(1.41)	2,386,585	0.16		0.20		1.05		7
Year ended 04/30/18	15.91	0.13	2.73	2.86	(0.12)	–	(0.12)	18.65	18.00	1,968,444	0.22		0.23		0.73		30
Year ended 04/30/17	14.16	0.15	1.70	1.85	(0.10)	–	(0.10)	15.91	13.16	825,180	0.37		0.37		1.00		16
Class R5
Six months ended 06/30/22	21.61	(0.01)	(5.83)	(5.84)	–	–	–	15.77	(27.02)	28	0.11	(f)	0.11	(f)	(0.11	)(f)	5
Year ended 12/31/21	22.50	0.15	0.78	0.93	(0.22)	(1.60)	(1.82)	21.61	4.32	73	0.07		0.07		0.61		20
Year ended 12/31/20	18.93	0.07	3.80	3.87	(0.24)	(0.06)	(0.30)	22.50	20.96	24	0.05		0.05		0.35		12
Period ended 12/31/19(g)	17.05	0.16	2.12	2.28	(0.18)	(0.22)	(0.40)	18.93	13.42	11	0.07	(f)	0.07	(f)	1.52	(f)	5
Class R6
Six months ended 06/30/22	21.94	(0.00)	(5.93)	(5.93)	–	–	–	16.01	(27.03)	532,988	0.05	(f)	0.05	(f)	(0.05	)(f)	5
Year ended 12/31/21	22.82	0.16	0.78	0.94	(0.22)	(1.60)	(1.82)	21.94	4.31	812,719	0.03		0.03		0.65		20
Year ended 12/31/20	19.19	0.07	3.86	3.93	(0.24)	(0.06)	(0.30)	22.82	20.99	842,979	0.04		0.04		0.36		12
Eight months ended 12/31/19	18.23	0.19	1.17	1.36	(0.18)	(0.22)	(0.40)	19.19	7.51	805,573	0.03	(f)	0.03	(f)	1.57	(f)	5
Year ended 04/30/19	18.73	0.20	(0.49)	(0.29)	(0.21)	–	(0.21)	18.23	(1.37)	734,849	0.04		0.04		1.17		7
Year ended 04/30/18	15.96	0.16	2.75	2.91	(0.14)	–	(0.14)	18.73	18.28	461,321	0.05		0.05		0.90		30
Year ended 04/30/17	14.20	0.17	1.71	1.88	(0.12)	–	(0.12)	15.96	13.39	197,537	0.18		0.18		1.15		16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82%, 0.82% and 0.81% for the six months ended June 30, 2022 and for the years ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.80%, 0.83%, 0.83% and 0.70% for the eight months ended December 31, 2019, and for the years ended April 30, 2019, 2018 and 2017, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $103,226,025 and sold of $86,850,094 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco International Allocation Fund into the Fund.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements. 9 Invesco International Diversified Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying Fund’s accounting policies are outlined in the underlying Fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities” (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities” prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

10 Invesco International Diversified Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on June 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these limits.

11 Invesco International Diversified Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $52,302 in front-end sales commissions from the sale of Class A shares and $3,411 and $2,648 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,963.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

12 Invesco International Diversified Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$383,695	$33,335,387	$33,719,082

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $172,930,861 and $565,074,268, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$348,210,172
Aggregate unrealized (depreciation) of investments	–
Net unrealized appreciation of investments	$348,210,172

    Cost of investments for tax purposes is $2,412,250,438.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021

	Shares	Amount	Shares	Amount
Sold:
Class A	2,404,760	$44,113,875	4,683,543	$108,807,493
Class C	308,376	5,338,540	775,949	17,195,667
Class R	678,175	12,065,150	1,025,896	23,339,785
Class Y	7,205,509	132,635,503	12,819,441	301,468,306
Class R5	-	-	3,177	73,511
Class R6	4,560,961	82,828,918	6,933,043	164,001,791

Issued as reinvestment of dividends:
Class A	-	-	4,363,527	91,459,528
Class C	-	-	569,107	11,359,379
Class R	-	-	630,030	12,966,001
Class Y	-	-	5,260,400	111,783,493
Class R5	-	-	102	2,155
Class R6	-	-	2,817,949	60,191,392

Automatic conversion of Class C shares to Class A shares:
Class A	533,554	9,541,620	1,330,763	30,886,743
Class C	(561,695)	(9,541,620)	(1,394,034)	(30,886,743)

Reacquired:
Class A	(7,192,936)	(129,170,339)	(10,866,190)	(252,624,165)
Class C	(946,944)	(16,216,840)	(1,746,279)	(38,713,528)
Class R	(898,222)	(15,978,473)	(2,073,729)	(47,240,904)
Class Y	(21,042,762)	(381,004,125)	(23,489,537)	(555,277,493)
Class R5	(1,609)	(28,069)	(939)	(21,492)
Class R6	(8,310,662)	(150,168,984)	(9,644,707)	(229,376,158)
Net increase (decrease) in share activity	(23,263,495)	$(415,584,844)	(8,002,488)	$(220,605,239)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13 Invesco International Diversified Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$728.30	$1.84	$1,022.66	$2.16	0.43%
Class C	1,000.00	725.70	5.05	1,018.94	5.91	1.18
Class R	1,000.00	727.40	2.91	1,021.42	3.41	0.68
Class Y	1,000.00	729.30	0.77	1,023.90	0.90	0.18
Class R5	1,000.00	729.80	0.47	1,024.25	0.55	0.11
Class R6	1,000.00	729.70	0.21	1,024.55	0.25	0.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14 Invesco International Diversified Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco International Diversified Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds” proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms” length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees” review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers” programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers” role as administrator of the Invesco Funds” liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers” global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers” systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers” parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers” expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex USA® Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund is a fund of funds that invests primarily in four underlying affiliated funds, and discussed how the performance of the underlying funds contributed to or detracted from the Fund’s

15 Invesco International Diversified Fund

performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each Fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers” ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers” investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers” relationships with the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers” securities lending platform and corporate governance structure for securities lending, including Invesco Advisers” Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

16 Invesco International Diversified Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-IDIV-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Main Street Mid Cap Fund®

Nasdaq:

A: OPMSX ∎ C: OPMCX ∎ R: OPMNX ∎ Y: OPMYX ∎ R5: MSMJX ∎ R6: OPMIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-19.75%
Class C Shares	-20.01
Class R Shares	-19.85
Class Y Shares	-19.64
Class R5 Shares	-19.62
Class R6 Shares	-19.59
Russell Midcap Index▼	-21.57

Source(s): ▼RIMES Technologies Corp.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street Mid Cap Fund®

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (8/2/99)	9.10%
10 Years	8.56
5 Years	4.71
1 Year	-19.40

Class C Shares
Inception (8/2/99)	9.09%
10 Years	8.52
5 Years	5.11
1 Year	-16.01

Class R Shares
Inception (3/1/01)	7.96%
10 Years	8.89
5 Years	5.64
1 Year	-14.93

Class Y Shares
Inception (8/2/99)	9.76%
10 Years	9.46
5 Years	6.17
1 Year	-14.52

Class R5 Shares
10 Years	9.29%
5 Years	6.13
1 Year	-14.48

Class R6 Shares
Inception (10/26/12)	9.77%
5 Years	6.33
1 Year	-14.41

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Mid Cap Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Mid Cap Fund®. The Fund was subsequently renamed the Invesco Main Street Mid Cap Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street Mid Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street Mid Cap Fund®

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.19%
Aerospace & Defense–1.39%
Curtiss-Wright Corp.	242,807	$32,065,092

Airlines–0.72%
Spirit Airlines, Inc.(b)(c)	696,445	16,603,249

Apparel Retail–0.72%
Ross Stores, Inc.(c)	236,056	16,578,213

Application Software–6.19%
HubSpot, Inc.(b)(c)	42,163	12,676,306

Manhattan Associates, Inc.(b)	248,720	28,503,312

Paylocity Holding Corp.(b)	147,179	25,670,961

Synopsys, Inc.(b)	159,208	48,351,470

Tyler Technologies, Inc.(b)	83,438	27,741,466

		142,943,515

Asset Management & Custody Banks–2.45%
Federated Hermes, Inc., Class B(c)	615,184	19,556,699

Northern Trust Corp.(c)	384,112	37,059,126

		56,615,825

Auto Parts & Equipment–2.09%
Aptiv PLC(b)	311,352	27,732,123

Visteon Corp.(b)(c)	197,416	20,448,349

		48,180,472

Automotive Retail–1.58%
O’Reilly Automotive, Inc.(b)	57,800	36,515,728

Biotechnology–1.26%
Seagen, Inc.(b)	163,790	28,981,003

Building Products–1.50%
Carrier Global Corp.	969,365	34,567,556

Cable & Satellite–0.59%
Altice USA, Inc., Class A(b)	1,464,920	13,550,510

Casinos & Gaming–0.53%
Boyd Gaming Corp.	245,418	12,209,546

Communications Equipment–1.58%
Motorola Solutions, Inc.	174,471	36,569,122

Construction & Engineering–0.94%
Valmont Industries, Inc.	96,648	21,710,040

Construction Materials–1.69%
Vulcan Materials Co.	274,749	39,041,833

Distillers & Vintners–0.90%
Constellation Brands, Inc., Class A	88,858	20,709,245

Electric Utilities–1.41%
American Electric Power Co., Inc.	338,446	32,470,509

Electrical Components & Equipment–3.25%
Hubbell, Inc.(c)	201,849	36,046,194

Rockwell Automation, Inc.(c)	149,858	29,868,198

	Shares	Value

Electrical Components & Equipment–(continued)
Vertiv Holdings Co.	1,122,354	$9,225,750

		75,140,142

Electronic Equipment & Instruments–1.81%
Keysight Technologies, Inc.(b)	302,522	41,702,658

Environmental & Facilities Services–1.69%
Republic Services, Inc.	298,740	39,096,104

Fertilizers & Agricultural Chemicals–1.28%
Mosaic Co. (The)	627,071	29,616,563

Financial Exchanges & Data–1.14%
Cboe Global Markets, Inc.	231,749	26,231,669

Food Distributors–1.41%
Sysco Corp.	384,488	32,569,978

Gas Utilities–1.82%
Atmos Energy Corp.(c)	373,747	41,897,039

General Merchandise Stores–1.60%
Dollar General Corp.	150,613	36,966,455

Health Care Equipment–0.96%
DexCom, Inc.(b)	297,912	22,203,381

Health Care Facilities–2.55%
Acadia Healthcare Co., Inc.(b)(c)	537,097	36,323,870

Tenet Healthcare Corp.(b)	429,695	22,584,769

		58,908,639

Health Care Services–0.36%
LHC Group, Inc.(b)(c)	52,793	8,221,982

Health Care Supplies–1.13%
Cooper Cos., Inc. (The)	83,445	26,128,298

Homebuilding–2.27%
D.R. Horton, Inc.	486,278	32,186,741

TopBuild Corp.(b)(c)	120,432	20,131,413

		52,318,154

Hotels, Resorts & Cruise Lines–2.26%
Choice Hotels International, Inc.	243,094	27,136,583

Expedia Group, Inc.(b)	263,207	24,959,920

		52,096,503

Human Resource & Employment Services–2.54%
ASGN, Inc.(b)	339,068	30,600,887

Korn Ferry	483,374	28,045,359

		58,646,246

Hypermarkets & Super Centers–1.52%
BJ’s Wholesale Club Holdings, Inc.(b)	564,126	35,156,332

Industrial Machinery–2.05%
Evoqua Water Technologies Corp.(b)	653,671	21,250,844

Otis Worldwide Corp.	370,409	26,176,804

		47,427,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street Mid Cap Fund®

	Shares	Value

Industrial REITs–1.63%
Duke Realty Corp.	686,049	$37,698,393

Insurance Brokers–1.74%
Arthur J. Gallagher & Co.	246,894	40,253,598

Interactive Home Entertainment–1.71%
Electronic Arts, Inc.	325,156	39,555,227

Internet Services & Infrastructure–0.62%
MongoDB, Inc.(b)(c)	55,400	14,376,300

Investment Banking & Brokerage–1.67%
Raymond James Financial, Inc.	430,465	38,487,876

Life Sciences Tools & Services–1.35%
Avantor, Inc.(b)	1,001,495	31,146,495

Managed Health Care–1.49%
Centene Corp.(b)	406,771	34,416,894

Metal & Glass Containers–2.41%
Crown Holdings, Inc.	270,008	24,886,637

Silgan Holdings, Inc.(c)	743,843	30,757,908

		55,644,545

Movies & Entertainment–0.84%
Endeavor Group Holdings, Inc., Class A(b)	943,842	19,405,392

Multi-Utilities–1.76%
CMS Energy Corp.	603,325	40,724,438

Office REITs–1.63%
Alexandria Real Estate Equities, Inc.	259,872	37,689,236

Oil & Gas Equipment & Services–1.46%
Baker Hughes Co., Class A(c)	1,170,633	33,796,175

Oil & Gas Exploration & Production–3.29%
APA Corp.	864,536	30,172,306

Chesapeake Energy Corp.(c)	400,157	32,452,733

Marathon Oil Corp.	589,436	13,250,521

		75,875,560

Other Diversified Financial Services–1.18%
Equitable Holdings, Inc.	1,048,335	27,330,093

Pharmaceuticals–1.75%
Catalent, Inc.(b)	376,476	40,392,110

Property & Casualty Insurance–1.57%
Allstate Corp. (The)	285,796	36,218,927

Regional Banks–3.71%
Comerica, Inc.	448,590	32,917,534

First Citizens BancShares, Inc., Class A	39,541	25,851,115

Webster Financial Corp.	638,211	26,900,594

		85,669,243

Research & Consulting Services–2.75%
CACI International, Inc., Class A(b)	142,781	40,232,830

Investment Abbreviations:

REIT – Real Estate Investment Trust

	Shares	Value

Research & Consulting Services–(continued)
TransUnion	290,598	$23,244,934

		63,477,764

Residential REITs–1.47%
American Homes 4 Rent, Class A(c)	958,964	33,985,684

Retail REITs–1.32%
Kimco Realty Corp.	1,538,354	30,413,259

Semiconductor Equipment–1.78%
KLA Corp.(c)	64,912	20,712,121

MKS Instruments, Inc.	198,831	20,406,026

		41,118,147

Semiconductors–1.28%
Microchip Technology, Inc.	508,276	29,520,670

Specialized REITs–1.24%
Lamar Advertising Co., Class A	325,250	28,612,243

Specialty Chemicals–1.09%
PPG Industries, Inc.	220,290	25,187,959

Specialty Stores–1.36%
Tractor Supply Co.	162,429	31,486,862

Systems Software–1.91%
VMware, Inc., Class A	385,840	43,978,043

Total Common Stocks & Other Equity Interests (Cost $2,140,807,423)		2,290,100,382

Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	4,249,211	4,249,211

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	4,380,467	4,380,029

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	4,856,242	4,856,242

Total Money Market Funds (Cost $13,485,482)		13,485,482

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $2,154,292,905)		2,303,585,864

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.07%
Invesco Private Government Fund, 1.38%(d)(e)(f)	45,739,383	45,739,383

Invesco Private Prime Fund, 1.66%(d)(e)(f)	117,615,556	117,615,556

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $163,357,570)		163,354,939

TOTAL INVESTMENTS IN SECURITIES–106.84% (Cost $2,317,650,475)		2,466,940,803

OTHER ASSETS LESS LIABILITIES–(6.84)%		(158,038,444)

NET ASSETS–100.00%		$2,308,902,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street Mid Cap Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,295,302	$77,489,309	$(76,535,400)	$-	$-	$4,249,211	$2,859
Invesco Liquid Assets Portfolio, Institutional Class	2,353,787	55,349,507	(53,322,473)	-	(792)	4,380,029	4,223
Invesco Treasury Portfolio, Institutional Class	6,164,818	88,559,211	(89,867,787)	-	-	4,856,242	4,333
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,977,397	211,535,834	(242,773,848)	-	-	45,739,383	92,437*
Invesco Private Prime Fund	179,613,921	456,801,945	(518,781,869)	386	(18,827)	117,615,556	257,711*
Total	$268,405,225	$889,735,806	$(981,281,377)	$386	$(19,619)	$176,840,421	$361,563

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Industrials	16.84%

Information Technology	15.17

Financials	13.46

Consumer Discretionary	12.40

Health Care	10.85

Real Estate	7.29

Materials	6.47

Utilities	4.98

Energy	4.75

Consumer Staples	3.83

Communication Services	3.14

Money Market Funds Plus Other Assets Less Liabilities	0.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street Mid Cap Fund®

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $2,140,807,423)*	$2,290,100,382

Investments in affiliated money market funds, at value (Cost $176,843,052)	176,840,421

Cash	5,004,552

Receivable for: Fund shares sold	1,368,454

Dividends	2,284,906

Investment for trustee deferred compensation and retirement plans	621,717

Other assets	155,852

Total assets	2,476,376,284

Liabilities:
Payable for:
Fund shares reacquired	1,933,786

Collateral upon return of securities loaned	163,357,570

Accrued fees to affiliates	1,343,337

Accrued trustees’ and officers’ fees and benefits	4,973

Accrued other operating expenses	171,251

Trustee deferred compensation and retirement plans	663,008

Total liabilities	167,473,925

Net assets applicable to shares outstanding	$2,308,902,359

Net assets consist of:
Shares of beneficial interest	$2,148,080,539

Distributable earnings	160,821,820

$2,308,902,359

Net Assets:
Class A	$1,687,153,630

Class C	$69,224,741

Class R	$140,011,447

Class Y	$323,027,757

Class R5	$12,947,296

Class R6	$76,537,488

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	74,278,697

Class C	4,265,327

Class R	6,743,233

Class Y	12,612,923

Class R5	564,321

Class R6	2,987,184

Class A:
Net asset value per share	$22.71

Maximum offering price per share (Net asset value of $22.71 ÷ 94.50%)	$24.03

Class C:
Net asset value and offering price per share	$16.23

Class R:
Net asset value and offering price per share	$20.76

Class Y:
Net asset value and offering price per share	$25.61

Class R5:
Net asset value and offering price per share	$22.94

Class R6:
Net asset value and offering price per share	$25.62

*	At June 30, 2022, securities with an aggregate value of $159,549,364 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street Mid Cap Fund®

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends	$18,320,885

Dividends from affiliated money market funds (includes securities lending income of $82,781)	94,196

Total investment income	18,415,081

Expenses:
Advisory fees	8,201,737

Administrative services fees	191,293

Custodian fees	11,556

Distribution fees:
Class A	2,380,625

Class C	414,346

Class R	404,018

Transfer agent fees – A, C, R and Y	2,088,134

Transfer agent fees – R5	7,438

Transfer agent fees – R6	12,354

Trustees’ and officers’ fees and benefits	17,567

Registration and filing fees	75,304

Reports to shareholders	65,884

Professional services fees	27,418

Other	16,905

Total expenses	13,914,579

Less: Fees waived and/or expense offset arrangement(s)	(5,501)

Net expenses	13,909,078

Net investment income	4,506,003

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(13,202,798)

Affiliated investment securities	(19,619)

(13,222,417)

Change in net unrealized appreciation (depreciation) of: Unaffiliated investment securities	(575,169,150)

Affiliated investment securities	386

Foreign currencies	(1,744)

(575,170,508)

Net realized and unrealized gain (loss)	(588,392,925)

Net increase (decrease) in net assets resulting from operations	$(583,886,922)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street Mid Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:

Net investment income (loss)	$4,506,003	$(3,532,891)

Net realized gain (loss)	(13,222,417)	547,870,236

Change in net unrealized appreciation (depreciation)	(575,170,508)	54,443,043

Net increase (decrease) in net assets resulting from operations	(583,886,922)	598,780,388

Distributions to shareholders from distributable earnings:

Class A	–	(355,543,435)

Class C	–	(20,334,419)

Class R	–	(31,376,253)

Class Y	–	(64,993,563)

Class R5	–	(2,762,491)

Class R6	–	(13,642,606)

Total distributions from distributable earnings	–	(488,652,767)

Share transactions-net:
Class A	(103,561,510)	193,467,001

Class C	(9,768,860)	8,056,833

Class R	(8,786,139)	16,826,232

Class Y	(31,313,599)	18,436,527

Class R5	(1,103,488)	2,020,487

Class R6	1,516,712	(58,471)

Net increase (decrease) in net assets resulting from share transactions	(153,016,884)	238,748,609

Net increase (decrease) in net assets	(736,903,806)	348,876,230

Net assets:

Beginning of period	3,045,806,165	2,696,929,935

End of period	$2,308,902,359	$3,045,806,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street Mid Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 06/30/22	$28.30	$ 0.04	$(5.63)	$(5.59)	$ –	$ –	$ –	$22.71	(19.75	)%(e)	$1,687,154	1.05	%(e)(f)	1.05	%(e)(f)	0.33	%(e)(f)	30%
Year ended 12/31/21	27.52	(0.04)	6.20	6.16	(0.07)	(5.31)	(5.38)	28.30	23.02		2,217,085	1.06		1.06		(0.13)		65
Year ended 12/31/20	26.13	0.06	2.06	2.12	–	(0.73)	(0.73)	27.52	9.13	(e)	1,946,102	1.10	(e)	1.11	(e)	0.27	(e)	76
Six months ended 12/31/19	25.18	0.07	2.18	2.25	–	(1.30)	(1.30)	26.13	8.95		1,326,188	1.10	(f)	1.12	(f)	0.51	(f)	27
Year ended 06/30/19	27.59	0.08	0.25	0.33	–	(2.74)	(2.74)	25.18	2.50		1,364,726	1.09		1.09		0.30		59
Year ended 06/30/18	28.59	0.02	2.84	2.86	(0.12)	(3.74)	(3.86)	27.59	10.67		1,383,592	1.09		1.10		0.08		60
Year ended 06/30/17	25.57	0.10	3.72	3.82	(0.23)	(0.57)	(0.80)	28.59	15.17		1,486,121	1.10		1.11		0.37		68
Class C
Six months ended 06/30/22	20.29	(0.04)	(4.02)	(4.06)	–	–	–	16.23	(20.01)		69,225	1.81	(f)	1.81	(f)	(0.43	)(f)	30
Year ended 12/31/21	21.11	(0.21)	4.70	4.49	–	(5.31)	(5.31)	20.29	22.08		97,388	1.81		1.81		(0.88)		65
Year ended 12/31/20	20.41	(0.09)	1.52	1.43	–	(0.73)	(0.73)	21.11	8.29		90,764	1.84		1.87		(0.47)		76
Six months ended 12/31/19	20.00	(0.02)	1.73	1.71	–	(1.30)	(1.30)	20.41	8.56		111,246	1.84	(f)	1.88	(f)	(0.23	)(f)	27
Year ended 06/30/19	22.69	(0.09)	0.14	0.05	–	(2.74)	(2.74)	20.00	1.75		123,764	1.84		1.85		(0.46)		59
Year ended 06/30/18	24.22	(0.16)	2.37	2.21	–	(3.74)	(3.74)	22.69	9.84		269,651	1.84		1.85		(0.68)		60
Year ended 06/30/17	21.79	(0.09)	3.17	3.08	(0.08)	(0.57)	(0.65)	24.22	14.32		301,630	1.85		1.86		(0.38)		68
Class R
Six months ended 06/30/22	25.90	0.01	(5.15)	(5.14)	–	–	–	20.76	(19.85)		140,011	1.31	(f)	1.31	(f)	0.07	(f)	30
Year ended 12/31/21	25.58	(0.11)	5.75	5.64	(0.01)	(5.31)	(5.32)	25.90	22.73		184,312	1.31		1.31		(0.38)		65
Year ended 12/31/20	24.41	0.01	1.89	1.90	–	(0.73)	(0.73)	25.58	8.87		163,178	1.34		1.37		0.03		76
Six months ended 12/31/19	23.63	0.03	2.05	2.08	–	(1.30)	(1.30)	24.41	8.81		145,346	1.34	(f)	1.38	(f)	0.27	(f)	27
Year ended 06/30/19	26.13	0.01	0.23	0.24	–	(2.74)	(2.74)	23.63	2.28		152,799	1.34		1.35		0.05		59
Year ended 06/30/18	27.28	(0.05)	2.69	2.64	(0.05)	(3.74)	(3.79)	26.13	10.37		171,923	1.34		1.35		(0.18)		60
Year ended 06/30/17	24.44	0.03	3.55	3.58	(0.17)	(0.57)	(0.74)	27.28	14.88		179,018	1.35		1.36		0.12		68
Class Y
Six months ended 06/30/22	31.87	0.08	(6.34)	(6.26)	–	–	–	25.61	(19.64)		323,028	0.81	(f)	0.81	(f)	0.57	(f)	30
Year ended 12/31/21	30.40	0.04	6.87	6.91	(0.13)	(5.31)	(5.44)	31.87	23.31		436,518	0.81		0.81		0.12		65
Year ended 12/31/20	28.69	0.14	2.30	2.44	–	(0.73)	(0.73)	30.40	9.44		395,290	0.84		0.87		0.53		76
Six months ended 12/31/19	27.49	0.11	2.39	2.50	–	(1.30)	(1.30)	28.69	9.11		458,670	0.84	(f)	0.88	(f)	0.77	(f)	27
Year ended 06/30/19	29.84	0.15	0.30	0.45	(0.06)	(2.74)	(2.80)	27.49	2.73		477,999	0.84		0.85		0.55		59
Year ended 06/30/18	30.62	0.10	3.05	3.15	(0.19)	(3.74)	(3.93)	29.84	10.96		596,309	0.84		0.85		0.32		60
Year ended 06/30/17	27.33	0.18	3.98	4.16	(0.30)	(0.57)	(0.87)	30.62	15.44		637,592	0.85		0.86		0.62		68
Class R5
Six months ended 06/30/22	28.54	0.08	(5.68)	(5.60)	–	–	–	22.94	(19.62)		12,947	0.75	(f)	0.75	(f)	0.63	(f)	30
Year ended 12/31/21	27.70	0.06	6.25	6.31	(0.16)	(5.31)	(5.47)	28.54	23.41		17,284	0.74		0.74		0.19		65
Year ended 12/31/20	26.19	0.16	2.08	2.24	–	(0.73)	(0.73)	27.70	9.58		14,535	0.72		0.72		0.65		76
Six months ended 12/31/19	25.18	0.11	2.20	2.31	–	(1.30)	(1.30)	26.19	9.19		11	0.72	(f)	0.72	(f)	0.88	(f)	27
Period ended 06/30/19(g)	23.91	0.02	1.25	1.27	–	–	–	25.18	5.31		11	0.72	(f)	0.74	(f)	0.66	(f)	59
Class R6
Six months ended 06/30/22	31.86	0.10	(6.34)	(6.24)	–	–	–	25.62	(19.59)		76,537	0.68	(f)	0.68	(f)	0.70	(f)	30
Year ended 12/31/21	30.38	0.09	6.87	6.96	(0.17)	(5.31)	(5.48)	31.86	23.50		93,221	0.67		0.68		0.26		65
Year ended 12/31/20	28.63	0.18	2.30	2.48	–	(0.73)	(0.73)	30.38	9.60		87,060	0.67		0.69		0.70		76
Six months ended 12/31/19	27.41	0.13	2.39	2.52	–	(1.30)	(1.30)	28.63	9.21		65,001	0.67	(f)	0.69	(f)	0.94	(f)	27
Year ended 06/30/19	29.77	0.20	0.29	0.49	(0.11)	(2.74)	(2.85)	27.41	2.92		123,716	0.67		0.68		0.71		59
Year ended 06/30/18	30.57	0.15	3.03	3.18	(0.24)	(3.74)	(3.98)	29.77	11.11		337,300	0.67		0.67		0.49		60
Year ended 06/30/17	27.28	0.23	3.98	4.21	(0.35)	(0.57)	(0.92)	30.57	15.72		383,913	0.67		0.67		0.79		68

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended December 31, 2019 and the years ended June 30, 2019, 2018 and 2017, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $96,615,194 in connection with the acquisition of Invesco Endeavor Fund into the Fund. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $654,478,527 in connection with the acquisition of Invesco Mid Cap Core Equity Fund into the Fund.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2022 and the year ended December 31, 2020.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street Mid Cap Fund®

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

12	Invesco Main Street Mid Cap Fund®

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in

13	Invesco Main Street Mid Cap Fund®

potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $3,415 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $200 million	0.735%

Next $200 million	0.730%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause

14	Invesco Main Street Mid Cap Fund®

the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $2,569.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $67,277 in front-end sales commissions from the sale of Class A shares and $5,648 and $521 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2022, the Fund incurred $13,694 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,290,100,382	$–	$–	$2,290,100,382

Money Market Funds	13,485,482	163,354,939	–	176,840,421

Total Investments	$2,303,585,864	$163,354,939	$–	$2,466,940,803

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,932.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

15	Invesco Main Street Mid Cap Fund®

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$25,640,899	$–	$25,640,899

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $778,705,384 and $933,793,485, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$355,518,309

Aggregate unrealized (depreciation) of investments	(239,529,695)

Net unrealized appreciation of investments	$115,988,614

Cost of investments for tax purposes is $2,350,952,189.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	2,006,126	$51,752,121	3,421,801	$105,800,038

Class C	267,298	4,914,131	506,268	11,911,844

Class R	411,991	9,704,985	896,841	25,697,898

Class Y	792,980	22,781,826	1,590,184	54,444,030

Class R5	26,632	690,774	77,474	2,381,041

Class R6	361,232	10,221,916	845,789	28,855,197

Issued as reinvestment of dividends:
Class A	-	-	12,497,060	342,419,420

Class C	-	-	1,018,476	20,023,231

Class R	-	-	1,248,067	31,301,522

Class Y	-	-	1,811,130	55,873,364

Class R5	-	-	99,808	2,758,684

Class R6	-	-	423,479	13,060,088

Automatic conversion of Class C shares to Class A shares:
Class A	218,898	5,550,624	372,438	11,488,958

Class C	(305,814)	(5,550,624)	(489,453)	(11,488,958)

16	Invesco Main Street Mid Cap Fund®

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Issued in connection with acquisitions:(b)
Class A	-	$-	2,902,068	$91,827,245

Class C	-	-	306,598	7,425,168

Class R	-	-	171,554	5,042,873

Class Y	-	-	242,109	8,468,470

Class R5	-	-	79,110	2,522,481

Class R6	-	-	32,587	1,139,863

Reacquired:
Class A	(6,296,361)	(160,864,255)	(11,562,288)	(358,068,660)

Class C	(494,837)	(9,132,367)	(842,550)	(19,814,452)

Class R	(785,101)	(18,491,124)	(1,578,093)	(45,216,061)

Class Y	(1,878,067)	(54,095,425)	(2,950,214)	(100,349,337)

Class R5	(67,933)	(1,794,262)	(175,522)	(5,641,719)

Class R6	(299,997)	(8,705,204)	(1,241,578)	(43,113,619)

Net increase (decrease) in share activity	(6,042,953)	$(153,016,884)	9,703,143	$238,748,609

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Endeavor Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,734,026 shares of the Fund for 7,018,765 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $116,426,100, including $20,639,418 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,979,176,587 and $3,095,602,688 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(3,735,493)

Net realized/unrealized gains	618,157,011

Change in net assets resulting from operations	$614,421,518

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

17	Invesco Main Street Mid Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$802.50	$4.69	$1,019.59	$5.26	1.05%
Class C	1,000.00	799.90	8.08	1,015.82	9.05	1.81
Class R	1,000.00	801.50	5.85	1,018.30	6.56	1.31
Class Y	1,000.00	803.60	3.62	1,020.78	4.06	0.81
Class R5	1,000.00	803.80	3.35	1,021.08	3.76	0.75
Class R6	1,000.00	804.10	3.04	1,021.42	3.41	0.68

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Mid Cap Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.

19	Invesco Main Street Mid Cap Fund®

The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund. The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20	Invesco Main Street Mid Cap Fund®

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSM-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Main Street Small Cap Fund®

Nasdaq:

A: OSCAX ∎ C: OSCCX ∎ R: OSCNX ∎ Y: OSCYX ∎ R5: MNSQX ∎ R6: OSSIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-20.36%
Class C Shares	-20.63
Class R Shares	-20.39
Class Y Shares	-20.22
Class R5 Shares	-20.18
Class R6 Shares	-20.23
Russell 2000 Index▼	-23.43

Source(s): ▼RIMES Technologies Corp.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Main Street Small Cap Fund®

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges
Class A Shares
Inception (5/17/13)	7.86%
5 Years	5.55
1 Year	-21.96
Class C Shares
Inception (5/17/13)	7.78%
5 Years	5.94
1 Year	-18.79
Class R Shares
Inception (5/17/13)	8.22%
5 Years	6.48
1 Year	-17.58
Class Y Shares
Inception (5/17/13)	8.86%
5 Years	7.05
1 Year	-17.17
Class R5 Shares
Inception	8.66%
5 Years	6.98
1 Year	-17.13
Class R6 Shares
Inception (5/17/13)	8.98%
5 Years	7.18
1 Year	-17.09

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Small Cap Fund®, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Small Cap Fund®. The Fund was subsequently renamed the Invesco Main Street Small Cap Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Main Street Small Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Main Street Small Cap Fund®

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.72%
Aerospace & Defense–2.12%
BWX Technologies, Inc.	188,146	$10,364,963

Curtiss-Wright Corp.	138,206	18,251,484

		28,616,447

Air Freight & Logistics–0.86%
Hub Group, Inc., Class A(b)	163,228	11,579,394

Airlines–0.73%
Spirit Airlines, Inc.(b)(c)	415,661	9,909,358

Aluminum–0.93%
Kaiser Aluminum Corp.(c)	158,837	12,562,418

Application Software–4.33%
Consensus Cloud Solutions, Inc.(b)	157,732	6,889,734

Envestnet, Inc.(b)(c)	138,611	7,314,503

Paycor HCM, Inc.(b)(c)	716,178	18,620,628

Q2 Holdings, Inc.(b)(c)	382,170	14,740,297

Sprout Social, Inc., Class A(b)(c)	188,134	10,924,941

		58,490,103

Asset Management & Custody Banks–2.07%
Federated Hermes, Inc., Class B(c)	472,421	15,018,264

Focus Financial Partners, Inc., Class A(b)(c)	380,816	12,970,593

		27,988,857

Auto Parts & Equipment–2.88%
Dorman Products, Inc.(b)	204,219	22,404,866

Visteon Corp.(b)	159,408	16,511,481

		38,916,347

Automotive Retail–2.00%
AutoNation, Inc.(b)(c)	242,511	27,103,029

Biotechnology–0.79%
Avid Bioservices, Inc.(b)(c)	696,013	10,621,158

Building Products–2.24%
Masonite International Corp.(b)	166,398	12,784,358

Zurn Elkay Water Solutions Corp.	642,317	17,496,715

		30,281,073

Casinos & Gaming–0.52%
Boyd Gaming Corp.	141,992	7,064,102

Construction & Engineering–1.54%
Primoris Services Corp.	351,213	7,642,395

Valmont Industries, Inc.	58,634	13,170,955

		20,813,350

Construction Machinery & Heavy Trucks–0.77%
Allison Transmission Holdings, Inc.	269,639	10,367,620

Construction Materials–1.18%
Summit Materials, Inc., Class A(b)(c)	687,163	16,004,026

	Shares	Value

Data Processing & Outsourced Services–1.05%
Paya Holdings, Inc., Class A(b)	1,025,855	$6,739,867

Payoneer Global, Inc.(b)(c)	1,908,820	7,482,575

		14,222,442

Diversified Banks–0.53%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	228,579	7,129,379

Diversified Metals & Mining–0.74%
Compass Minerals International, Inc.(c)	283,698	10,040,072

Electrical Components & Equipment–2.57%
Atkore, Inc.(b)	202,215	16,785,867

Regal Rexnord Corp.	114,301	12,975,449

Vertiv Holdings Co.	614,180	5,048,560

		34,809,876

Electronic Components–0.61%
Belden, Inc.	155,232	8,269,209

Gas Utilities–3.78%
National Fuel Gas Co.	309,688	20,454,892

Northwest Natural Holding Co.	306,787	16,290,390

Suburban Propane Partners L.P.	944,054	14,406,264

		51,151,546

Health Care Equipment–2.96%
AtriCure, Inc.(b)	301,800	12,331,548

CryoPort, Inc.(b)(c)	421,333	13,052,896

Heska Corp.(b)(c)	72,505	6,852,448

Tandem Diabetes Care, Inc.(b)	132,365	7,834,684

		40,071,576

Health Care Facilities–3.92%
Acadia Healthcare Co., Inc.(b)(c)	431,143	29,158,201

Tenet Healthcare Corp.(b)	453,034	23,811,467

		52,969,668

Health Care REITs–0.79%
Sabra Health Care REIT, Inc.(c)	768,983	10,742,693

Health Care Services–3.14%
Addus HomeCare Corp.(b)(c)	205,555	17,118,621

LHC Group, Inc.(b)	162,799	25,354,316

		42,472,937

Health Care Supplies–0.32%
BioLife Solutions, Inc.(b)(c)	311,975	4,308,375

Health Care Technology–1.58%
Inspire Medical Systems, Inc.(b)(c)	116,999	21,372,207

Homebuilding–1.82%
Skyline Champion Corp.(b)	145,328	6,891,454

TopBuild Corp.(b)(c)	106,363	17,779,639

		24,671,093

Hotel & Resort REITs–1.21%
DiamondRock Hospitality Co.(b)	2,000,780	16,426,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Main Street Small Cap Fund®

	Shares	Value

Human Resource & Employment Services–3.28%
ASGN, Inc.(b)	243,444	$21,970,821

Korn Ferry	385,260	22,352,785

		44,323,606

Hypermarkets & Super Centers–2.06%
BJ’s Wholesale Club Holdings, Inc.(b)	447,396	27,881,719

Industrial Machinery–2.26%
EnPro Industries, Inc.	184,925	15,150,905

Evoqua Water Technologies Corp.(b)(c)	474,764	15,434,578

		30,585,483

Interactive Media & Services–2.17%
Bumble, Inc., Class A(b)(c)	248,055	6,982,748

Ziff Davis, Inc.(b)(c)	300,446	22,392,241

		29,374,989

Investment Banking & Brokerage–1.82%
Stifel Financial Corp.	439,813	24,638,324

Leisure Facilities–0.92%
Cedar Fair L.P.(b)	283,882	12,465,259

Life Sciences Tools & Services–1.69%
Azenta, Inc.(c)	316,133	22,793,189

Metal & Glass Containers–0.93%
Silgan Holdings, Inc.(c)	305,195	12,619,813

Multi-Utilities–1.31%
Avista Corp.(c)	406,768	17,698,476

Office Services & Supplies–0.53%
ACCO Brands Corp.	1,094,260	7,145,518

Oil & Gas Drilling–1.00%
Helmerich & Payne, Inc.(c)	313,032	13,479,158

Oil & Gas Equipment & Services–0.83%
NOV, Inc.	662,417	11,201,471

Oil & Gas Exploration & Production–2.49%
Chesapeake Energy Corp.(c)	195,452	15,851,157

CNX Resources Corp.(b)(c)	1,081,466	17,800,931

		33,652,088

Oil & Gas Storage & Transportation–0.52%
Equitrans Midstream Corp.	1,110,391	7,062,087

Packaged Foods & Meats–1.69%
Simply Good Foods Co. (The)(b)(c)	604,314	22,824,940

Personal Products–1.32%
BellRing Brands, Inc.(b)(c)	718,980	17,895,412

Pharmaceuticals–1.10%
Collegium Pharmaceutical, Inc.(b)(c)	400,421	7,095,460

Intra-Cellular Therapies, Inc.(b)(c)	135,055	7,708,940

		14,804,400

Property & Casualty Insurance–1.28%
Definity Financial Corp. (Canada)	669,271	17,298,513

Regional Banks–8.38%
BankUnited, Inc.(c)	483,685	17,204,676

	Shares	Value

Regional Banks–(continued)
Berkshire Hills Bancorp, Inc.	407,535	$10,094,642

Cathay General Bancorp	404,900	15,851,835

Columbia Banking System, Inc.(c)	231,198	6,623,823

FB Financial Corp.(c)	220,479	8,647,186

Heritage Financial Corp.	383,828	9,657,113

OceanFirst Financial Corp.	483,578	9,250,847

Pacific Premier Bancorp, Inc.(c)	503,485	14,721,901

Silvergate Capital Corp., Class A(b)(c)	82,298	4,405,412

Webster Financial Corp.	400,108	16,864,552

		113,321,987

Research & Consulting Services–3.08%
CACI International, Inc., Class A(b)	74,257	20,924,137

KBR, Inc.	427,468	20,685,177

		41,609,314

Restaurants–1.02%
Texas Roadhouse, Inc.	188,085	13,767,822

Semiconductor Equipment–0.92%
MKS Instruments, Inc.(c)	121,538	12,473,445

Semiconductors–2.96%
Allegro MicroSystems, Inc. (Japan)(b)	418,781	8,664,579

Ambarella, Inc.(b)(c)	119,951	7,851,993

MACOM Technology Solutions Holdings, Inc.(b)(c)	166,799	7,689,434

Semtech Corp.(b)	287,858	15,823,554

		40,029,560

Specialized REITs–3.37%
Four Corners Property Trust, Inc.	837,286	22,263,435

National Storage Affiliates Trust	464,752	23,270,132

		45,533,567

Specialty Chemicals–0.62%
NewMarket Corp.(c)	27,963	8,415,744

Systems Software–0.61%
Progress Software Corp.(c)	182,806	8,281,112

Thrifts & Mortgage Finance–1.58%
WSFS Financial Corp.	534,569	21,430,871

Total Common Stocks & Other Equity Interests (Cost $1,105,643,688)		1,321,582,626

Money Market Funds–1.91%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	9,488,545	9,488,545

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	5,538,842	5,538,288

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	10,844,052	10,844,052

Total Money Market Funds (Cost $25,870,763)		25,870,885

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.63% (Cost $1,131,514,451)		1,347,453,511

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Main Street Small Cap Fund®

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.14%
Invesco Private Government Fund, 1.38%(d)(e)(f)	58,023,751	$58,023,751

Invesco Private Prime Fund, 1.66%(d)(e)(f)	146,747,232	146,747,232

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $204,777,264)		204,770,983

TOTAL INVESTMENTS IN SECURITIES–114.77% (Cost $1,336,291,715)		1,552,224,494

OTHER ASSETS LESS LIABILITIES–(14.77)%		(199,777,168)

NET ASSETS–100.00%		$1,352,447,326

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 9,178,802	$71,401,275	$(71,091,532)	$ -	$-	$9,488,545	$ 15,319
Invesco Liquid Assets Portfolio, Institutional Class	5,021,706	51,000,911	(50,484,149)	122	(302)	5,538,288	8,797
Invesco Treasury Portfolio, Institutional Class	10,490,060	81,601,457	(81,247,465)	-	-	10,844,052	13,978
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	56,111,634	184,280,442	(182,368,325)	-	-	58,023,751	121,769*
Invesco Private Prime Fund	130,927,142	386,989,006	(371,142,890)	2,400	(28,426)	146,747,232	344,306*
Total	$211,729,344	$775,273,091	$(756,334,361)	$2,522	$(28,728)	$230,641,868	$ 504,169

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Main Street Small Cap Fund®

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Industrials	19.97%

Financials	15.66

Health Care	15.48

Information Technology	10.48

Consumer Discretionary	9.17

Real Estate	5.38

Utilities	5.09

Consumer Staples	5.07

Energy	4.84

Materials	4.41

Communication Services	2.17

Money Market Funds Plus Other Assets Less Liabilities	2.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street Small Cap Fund®

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,105,643,688)*	$1,321,582,626

Investments in affiliated money market funds, at value (Cost $230,648,027)	230,641,868

Cash	514,978

Foreign currencies, at value (Cost $55,654)	55,693

Receivable for:
Investments sold	4,547,638

Fund shares sold	737,039

Dividends	735,801

Investment for trustee deferred compensation and retirement plans	145,048

Other assets	127,543

Total assets	1,559,088,234

Liabilities:
Payable for:
Fund shares reacquired	1,203,701

Collateral upon return of securities loaned	204,777,264

Accrued fees to affiliates	405,651

Accrued trustees’ and officers’ fees and benefits	3,233

Accrued other operating expenses	96,781

Trustee deferred compensation and retirement plans	154,278

Total liabilities	206,640,908

Net assets applicable to shares outstanding	$1,352,447,326

Net assets consist of:
Shares of beneficial interest	$1,220,300,893

Distributable earnings	132,146,433

$1,352,447,326

Net Assets:
Class A	$313,342,429

Class C	$31,026,323

Class R	$45,613,049

Class Y	$467,439,435

Class R5	$7,308,229

Class R6	$487,717,861

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,670,684

Class C	1,986,503

Class R	2,782,034

Class Y	27,551,151

Class R5	432,695

Class R6	28,614,847

Class A:
Net asset value per share	$16.78

Maximum offering price per share (Net asset value of $16.78 ÷ 94.50%)	$17.76

Class C:
Net asset value and offering price per share	$15.62

Class R:
Net asset value and offering price per share	$16.40

Class Y:
Net asset value and offering price per share	$16.97

Class R5:
Net asset value and offering price per share	$16.89

Class R6:
Net asset value and offering price per share	$17.04

*	At June 30, 2022, securities with an aggregate value of $199,419,632 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street Small Cap Fund®

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $24,209)	$8,294,116

Dividends from affiliated money market funds (includes securities lending income of $109,555)	147,649

Total investment income	8,441,765

Expenses:
Advisory fees	5,092,109

Administrative services fees	114,801

Custodian fees	11,919

Distribution fees:
Class A	441,929

Class C	181,028

Class R	127,181

Transfer agent fees – A, C, R and Y	697,559

Transfer agent fees – R5	1,354

Transfer agent fees – R6	91,603

Trustees’ and officers’ fees and benefits	13,385

Registration and filing fees	62,119

Reports to shareholders	40,028

Professional services fees	22,206

Other	11,534

Total expenses	6,908,755

Less: Fees waived and/or expense offset arrangement(s)	(8,114)

Net expenses	6,900,641

Net investment income	1,541,124

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(51,593,152)

Affiliated investment securities	(28,728)

Foreign currencies	2,184

(51,619,696)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(306,746,633)

Affiliated investment securities	2,522

Foreign currencies	39

(306,744,072)

Net realized and unrealized gain (loss)	(358,363,768)

Net increase (decrease) in net assets resulting from operations	$(356,822,644)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street Small Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income (loss)	$1,541,124	$(737,233)

Net realized gain (loss)	(51,619,696)	124,601,278

Change in net unrealized appreciation (depreciation)	(306,744,072)	136,088,245

Net increase (decrease) in net assets resulting from operations	(356,822,644)	259,952,290

Distributions to shareholders from distributable earnings:
Class A	–	(27,017,539)

Class C	–	(3,266,415)

Class R	–	(4,024,137)

Class Y	–	(38,612,277)

Class R5	–	(555,583)

Class R6	–	(51,598,150)

Total distributions from distributable earnings	–	(125,074,101)

Share transactions–net:
Class A	(13,293,531)	234,669,141

Class C	(2,983,977)	3,929,515

Class R	(218,368)	20,256,163

Class Y	18,535,802	273,706,951

Class R5	133,427	9,486,247

Class R6	(121,642,055)	(46,718,953)

Net increase (decrease) in net assets resulting from share transactions	(119,468,702)	495,329,064

Net increase (decrease) in net assets	(476,291,346)	630,207,253

Net assets:
Beginning of period	1,828,738,672	1,198,531,419

End of period	$1,352,447,326	$1,828,738,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street Small Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 06/30/22	$21.07	$(0.00)	$(4.29)	$(4.29)	$–	$–	$–	$16.78	(20.36)%	$313,342	1.06	%(e)	1.06	%(e)	(0.00	)%(e)	16%
Year ended 12/31/21	18.71	(0.06)	4.06	4.00	(0.01)	(1.63)	(1.64)	21.07	21.73	408,430	1.11		1.11		(0.28)		58
Year ended 12/31/20	15.68	0.01	3.10	3.11	–	(0.08)	(0.08)	18.71	19.82 (f)	158,769	1.20	(f)	1.23	(f)	0.03	(f)	43
Eight months ended 12/31/19	14.62	0.01	1.10	1.11	–	(0.05)	(0.05)	15.68	7.58	141,880	1.20	(e)	1.25	(e)	0.09	(e)	19
Year ended 04/30/19	15.09	0.00	0.58	0.58	–	(1.05)	(1.05)	14.62	4.46	140,651	1.17		1.17		0.01		46
Year ended 04/30/18	14.87	(0.01)	1.08	1.07	(0.04)	(0.81)	(0.85)	15.09	7.08	112,937	1.20		1.21		(0.06)		52
Year ended 04/30/17	12.08	0.00	2.82	2.82	(0.03)	–	(0.03)	14.87	23.49	108,776	1.22		1.23		0.02		67
Class C
Six months ended 06/30/22	19.68	(0.07)	(3.99)	(4.06)	–	–	–	15.62	(20.63)	31,026	1.81	(e)	1.81	(e)	(0.75	)(e)	16
Year ended 12/31/21	17.70	(0.21)	3.83	3.62	(0.01)	(1.63)	(1.64)	19.68	20.81	42,392	1.86		1.86		(1.03)		58
Year ended 12/31/20	14.95	(0.10)	2.93	2.83	–	(0.08)	(0.08)	17.70	18.92	34,635	1.94		1.99		(0.71)		43
Eight months ended 12/31/19	14.01	(0.06)	1.05	0.99	–	(0.05)	(0.05)	14.95	7.06	37,488	1.94	(e)	2.01	(e)	(0.66	)(e)	19
Year ended 04/30/19	14.62	(0.11)	0.55	0.44	–	(1.05)	(1.05)	14.01	3.62	44,391	1.93		1.93		(0.74)		46
Year ended 04/30/18	14.50	(0.12)	1.05	0.93	–	(0.81)	(0.81)	14.62	6.31	38,424	1.95		1.96		(0.83)		52
Year ended 04/30/17	11.84	(0.10)	2.76	2.66	–	–	–	14.50	22.55	33,274	1.97		1.98		(0.74)		67
Class R
Six months ended 06/30/22	20.60	(0.02)	(4.18)	(4.20)	–	–	–	16.40	(20.39)	45,613	1.31	(e)	1.31	(e)	(0.25	)(e)	16
Year ended 12/31/21	18.37	(0.11)	3.98	3.87	(0.01)	(1.63)	(1.64)	20.60	21.42	57,441	1.36		1.36		(0.53)		58
Year ended 12/31/20	15.45	(0.03)	3.03	3.00	–	(0.08)	(0.08)	18.37	19.40	33,457	1.45		1.49		(0.22)		43
Eight months ended 12/31/19	14.43	(0.02)	1.09	1.07	–	(0.05)	(0.05)	15.45	7.41	26,910	1.45	(e)	1.51	(e)	(0.16	)(e)	19
Year ended 04/30/19	14.95	(0.04)	0.57	0.53	–	(1.05)	(1.05)	14.43	4.16	24,188	1.43		1.43		(0.24)		46
Year ended 04/30/18	14.75	(0.05)	1.08	1.03	(0.02)	(0.81)	(0.83)	14.95	6.79	18,749	1.45		1.46		(0.35)		52
Year ended 04/30/17	12.00	(0.03)	2.79	2.76	(0.01)	–	(0.01)	14.75	23.17	10,343	1.48		1.49		(0.25)		67
Class Y
Six months ended 06/30/22	21.27	0.02	(4.32)	(4.30)	–	–	–	16.97	(20.22)	467,439	0.82	(e)	0.82	(e)	0.24	(e)	16
Year ended 12/31/21	18.83	(0.01)	4.09	4.08	(0.01)	(1.63)	(1.64)	21.27	22.03	566,299	0.86		0.86		(0.03)		58
Year ended 12/31/20	15.79	0.05	3.13	3.18	(0.06)	(0.08)	(0.14)	18.83	20.13	266,951	0.90		0.99		0.33		43
Eight months ended 12/31/19	14.69	0.04	1.11	1.15	–	(0.05)	(0.05)	15.79	7.82	152,406	0.90	(e)	1.01	(e)	0.38	(e)	19
Year ended 04/30/19	15.16	0.04	0.58	0.62	(0.04)	(1.05)	(1.09)	14.69	4.73	169,801	0.90		0.93		0.28		46
Year ended 04/30/18	14.93	0.03	1.09	1.12	(0.08)	(0.81)	(0.89)	15.16	7.35	149,641	0.90		0.96		0.18		52
Year ended 04/30/17	12.13	0.05	2.82	2.87	(0.07)	–	(0.07)	14.93	23.85	81,433	0.90		0.98		0.38		67
Class R5
Six months ended 06/30/22	21.16	0.03	(4.30)	(4.27)	–	–	–	16.89	(20.18)	7,308	0.70	(e)	0.70	(e)	0.36	(e)	16
Year ended 12/31/21	18.74	0.01	4.06	4.07	(0.02)	(1.63)	(1.65)	21.16	22.08	9,028	0.77		0.77		0.06		58
Year ended 12/31/20	15.71	0.07	3.12	3.19	(0.08)	(0.08)	(0.16)	18.74	20.30	13	0.77		0.77		0.46		43
Period ended 12/31/19(g)	13.89	0.04	1.83	1.87	–	(0.05)	(0.05)	15.71	13.45	11	0.82	(e)	0.82	(e)	0.47	(e)	19
Class R6
Six months ended 06/30/22	21.36	0.03	(4.35)	(4.32)	–	–	–	17.04	(20.23)	487,718	0.70	(e)	0.70	(e)	0.36	(e)	16
Year ended 12/31/21	18.88	0.03	4.10	4.13	(0.02)	(1.63)	(1.65)	21.36	22.23	745,149	0.68		0.68		0.15		58
Year ended 12/31/20	15.83	0.07	3.15	3.22	(0.09)	(0.08)	(0.17)	18.88	20.31	704,706	0.77		0.77		0.46		43
Eight months ended 12/31/19	14.72	0.05	1.11	1.16	–	(0.05)	(0.05)	15.83	7.87	271,711	0.77	(e)	0.78	(e)	0.52	(e)	19
Year ended 04/30/19	15.19	0.07	0.57	0.64	(0.06)	(1.05)	(1.11)	14.72	4.85	287,799	0.76		0.76		0.43		46
Year ended 04/30/18	14.95	0.06	1.08	1.14	(0.09)	(0.81)	(0.90)	15.19	7.58	256,221	0.77		0.77		0.38		52
Year ended 04/30/17	12.14	0.07	2.82	2.89	(0.08)	–	(0.08)	14.95	23.97	353,945	0.78		0.78		0.51		67

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eight months ended December 31, 2019 and the years ended April 30, 2019, 2018 and 2017, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $205,907,350 in connection with the acquisition of Invesco Select Companies Fund into the Fund.

(e)	Annualized.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31, 2020.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Main Street Small Cap Fund®

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

13	Invesco Main Street Small Cap Fund®

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in

14	Invesco Main Street Small Cap Fund®

potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $5,220 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.64%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective May 1, 2022, the Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent

15	Invesco Main Street Small Cap Fund®

necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.94%, 1.45%, 0.90%, 0.82% and 0.77%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $7,172.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $44,985 in front-end sales commissions from the sale of Class A shares and $782 and $579 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,321,582,626	$–	$–	$1,321,582,626

Money Market Funds	25,870,885	204,770,983	–	230,641,868

Total Investments	$1,347,453,511	$204,770,983	$–	$1,552,224,494

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $942.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

16	Invesco Main Street Small Cap Fund®

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$–	$18,635,233	$18,635,233

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $244,103,997 and $368,253,547, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$291,434,174

Aggregate unrealized (depreciation) of investments	(84,255,319)

Net unrealized appreciation of investments	$207,178,855

Cost of investments for tax purposes is $1,345,045,639.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,159,116	$22,160,914	2,905,027	$62,049,295

Class C	168,965	2,981,885	418,569	8,454,536

Class R	318,542	5,875,433	731,812	15,373,505

Class Y	5,772,235	110,906,332	17,684,044	391,590,406

Class R5	38,802	747,211	355,448	7,756,867

Class R6	2,022,411	41,566,027	10,003,137	224,483,238

Issued as reinvestment of dividends:
Class A	-	-	1,286,142	26,189,851

Class C	-	-	166,709	3,189,249

Class R	-	-	201,440	4,022,839

Class Y	-	-	1,795,962	36,988,599

Class R5	-	-	27,237	554,263

Class R6	-	-	2,413,107	49,922,746

Automatic conversion of Class C shares to Class A shares:
Class A	94,324	1,793,481	164,128	3,496,397

Class C	(101,150)	(1,793,481)	(174,253)	(3,496,397)

17	Invesco Main Street Small Cap Fund®

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Issued in connection with acquisitions:(b)
Class A	-	$-	9,626,098	$209,056,866

Class C	-	-	246,598	5,051,190

Class R	-	-	564,254	12,023,732

Class Y	-	-	2,013,436	44,060,733

Class R5	-	-	793,761	17,290,581

Class R6	-	-	76,583	1,680,846

Reacquired:
Class A	(1,969,895)	(37,247,926)	(3,082,179)	(66,123,268)

Class C	(235,480)	(4,172,381)	(460,267)	(9,269,063)

Class R	(324,327)	(6,093,801)	(530,697)	(11,163,913)

Class Y	(4,843,774)	(92,370,530)	(9,046,657)	(198,932,787)

Class R5	(32,688)	(613,784)	(750,585)	(16,115,464)

Class R6	(8,298,532)	(163,208,082)	(14,935,086)	(322,805,783)

Net increase (decrease) in share activity	(6,231,451)	$(119,468,702)	22,493,768	$495,329,064

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 21% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Select Companies Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,320,730 shares of the Fund for 17,970,769 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $289,163,948, including $79,421,792 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,250,800,438 and $1,539,964,385 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(1,351,555)

Net realized/unrealized gains	308,010,119

Change in net assets resulting from operations	$306,658,564

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

18	Invesco Main Street Small Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (01/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$796.40	$4.72	$1,019.54	$5.31	1.06%
Class C	1,000.00	793.70	8.05	1,015.82	9.05	1.81
Class R	1,000.00	796.10	5.83	1,018.30	6.56	1.31
Class Y	1,000.00	797.80	3.66	1,020.73	4.11	0.82
Class R5	1,000.00	798.20	3.12	1,021.32	3.51	0.70
Class R6	1,000.00	797.70	3.12	1,021.32	3.51	0.70

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19	Invesco Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Main Street Small Cap Fund®’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

20	Invesco Main Street Small Cap Fund®

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21	Invesco Main Street Small Cap Fund®

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSS-SAR-1

Semiannual Report to Shareholders	June 30, 2022
Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ Destination Fund

Invesco Peak Retirement™ 2010 Fund

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2050 Fund

Invesco Peak Retirement™ 2055 Fund

Invesco Peak Retirement™ 2060 Fund

Invesco Peak Retirement™ 2065 Fund

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Fund Performance

Performance summary - Invesco Peak Retirement™ Destination Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.49%
Class C Shares	-10.83
Class R Shares	-10.59
Class Y Shares	-10.28
Class R5 Shares	-10.28
Class R6 Shares	-10.28
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Custom Invesco Peak Retirement Destination Benchmark∎ (Style-Specific Index)	-13.48

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement Destination Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM Destination Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	1.11%
1 Year	-13.59

Class C Shares
Inception (12/29/17)	1.64%
1 Year	-10.09

Class R Shares
Inception (12/29/17)	2.14%
1 Year	-8.73

Class Y Shares
Inception (12/29/17)	2.66%
1 Year	-8.31

Class R5 Shares
Inception (12/29/17)	2.66%
1 Year	-8.31

Class R6 Shares
Inception (12/29/17)	2.66%
1 Year	-8.31

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ Destination Fund Nasdaq: A: PKTSX ∎ C: PKTTX ∎ R: PKTVX

Y: PKTUX ∎ R5: PKTWX ∎ R6: PKTZX

3                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2010 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.36%
Class C Shares	-10.67
Class R Shares	-10.46
Class Y Shares	-10.34
Class R5 Shares	-10.34
Class R6 Shares	-10.34
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Custom Invesco Peak Retirement 2010 Benchmark∎ (Style-Specific Index)	-13.79

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2010 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2010 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (4/30/21)	-11.06%
1 Year	-13.77

Class C Shares
Inception (4/30/21)	-7.30%
1 Year	-10.18

Class R Shares
Inception (4/30/21)	-6.87%
1 Year	-8.88

Class Y Shares
Inception (4/30/21)	-6.43%
1 Year	-8.47

Class R5 Shares
Inception (4/30/21)	-6.43%
1 Year	-8.47

Class R6 Shares
Inception (4/30/21)	-6.43%
1 Year	-8.47

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2010 Fund

Nasdaq: A: PKAFX ∎ C: PKCFX ∎ R: PEKRX

Y: PKYFX ∎ R5: PEKMX ∎ R6: PEKNX

4                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2015 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.67%
Class C Shares	-11.10
Class R Shares	-10.88
Class Y Shares	-10.54
Class R5 Shares	-10.63
Class R6 Shares	-10.63
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Custom Invesco Peak Retirement 2015 Benchmark∎ (Style-Specific Index)	-14.00

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2015 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2015 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	0.92%
1 Year	-14.06

Class C Shares
Inception (12/29/17)	1.42%
1 Year	-10.66

Class R Shares
Inception (12/29/17)	1.93%
1 Year	-9.28

Class Y Shares
Inception (12/29/17)	2.45%
1 Year	-8.83

Class R5 Shares
Inception (12/29/17)	2.43%
1 Year	-8.92

Class R6 Shares
Inception (12/29/17)	2.43%
1 Year	-8.92

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2015 Fund

Nasdaq: A: PKTMX ∎ C: PKTNX ∎ R: PKTPX

Y: PKTOX ∎ R5: PKTQX ∎ R6: PKTRX

5                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2020 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-13.07%
Class C Shares	-13.41
Class R Shares	-13.11
Class Y Shares	-12.99
Class R5 Shares	-12.99
Class R6 Shares	-12.99
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Custom Invesco Peak Retirement 2020 Benchmark∎ (Style-Specific Index)	-14.57

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2020 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2020 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Bellwethers (3 Month) Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	1.03%
1 Year	-16.07

Class C Shares
Inception (12/29/17)	1.57%
1 Year	-12.68

Class R Shares
Inception (12/29/17)	2.05%
1 Year	-11.38

Class Y Shares
Inception (12/29/17)	2.58%
1 Year	-11.02

Class R5 Shares
Inception (12/29/17)	2.58%
1 Year	-11.02

Class R6 Shares
Inception (12/29/17)	2.58%
1 Year	-11.02

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2020 Fund

Nasdaq: A: PKTGX ∎ C: PKTHX ∎ R: PKTJX

Y: PKTIX ∎ R5: PKTKX ∎ R6: PKTLX

6                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2025 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-15.68%
Class C Shares	-16.04
Class R Shares	-15.81
Class Y Shares	-15.60
Class R5 Shares	-15.54
Class R6 Shares	-15.53
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Custom Invesco Peak Retirement 2025 Benchmark∎ (Style-Specific Index)	-16.03

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2025 Benchmark was created by Invesco to serve as a style specific benchmark for Invesco Peak RetirementTM 2025 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	1.14%
1 Year	-18.06

Class C Shares
Inception (12/29/17)	1.63%
1 Year	-14.83

Class R Shares
Inception (12/29/17)	2.17%
1 Year	-13.58

Class Y Shares
Inception (12/29/17)	2.67%
1 Year	-13.10

Class R5 Shares
Inception (12/29/17)	2.65%
1 Year	-13.04

Class R6 Shares
Inception (12/29/17)	2.67%
1 Year	-13.02

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2025 Fund

Nasdaq: A: PKTAX ∎ C: PKTBX ∎ R: PKTDX

Y: PKTCX ∎ R5: PKTEX ∎ R6: PKTFX

7                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2030 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-17.05%
Class C Shares	-17.33
Class R Shares	-17.20
Class Y Shares	-16.96
Class R5 Shares	-16.96
Class R6 Shares	-16.96
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Custom Invesco Peak Retirement 2030 Benchmark∎ (Style-Specific Index)	-17.06

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2030 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2030 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	1.18%
1 Year	-19.22

Class C Shares
Inception (12/29/17)	1.68%
1 Year	-16.03

Class R Shares
Inception (12/29/17)	2.17%
1 Year	-14.79

Class Y Shares
Inception (12/29/17)	2.70%
1 Year	-14.35

Class R5 Shares
Inception (12/29/17)	2.70%
1 Year	-14.35

Class R6 Shares
Inception (12/29/17)	2.70%
1 Year	-14.35

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2030 Fund

Nasdaq: A: PKKSX ∎ C: PKKTX ∎ R: PKKVX

Y: PKKUX ∎ R5: PKKWX ∎ R6: PKKZX

8                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2035 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-18.17%
Class C Shares	-18.46
Class R Shares	-18.26
Class Y Shares	-18.09
Class R5 Shares	-18.02
Class R6 Shares	-18.09
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Custom Invesco Peak Retirement 2035 Benchmark∎ (Style-Specific Index)	-18.08

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2035 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2035 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	1.59%
1 Year	-19.87

Class C Shares
Inception (12/29/17)	2.09%
1 Year	-16.65

Class R Shares
Inception (12/29/17)	2.61%
1 Year	-15.43

Class Y Shares
Inception (12/29/17)	3.12%
1 Year	-15.03

Class R5 Shares
Inception (12/29/17)	3.12%
1 Year	-15.03

Class R6 Shares
Inception (12/29/17)	3.12%
1 Year	-15.03

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2035 Fund

Nasdaq: A: PKKMX ∎ C: PKKNX ∎ R: PKKPX

Y: PKKOX ∎ R5: PKKQX ∎ R6: PKKRX

9                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2040 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-19.56%
Class C Shares	-19.78
Class R Shares	-19.61
Class Y Shares	-19.47
Class R5 Shares	-19.41
Class R6 Shares	-19.40
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-10.35
Custom Invesco Peak Retirement 2040 Benchmark∎ (Style-Specific Index)	-19.10

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

  The Custom Invesco Peak Retirement 2040 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2040 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	1.56%
1 Year	-20.97

Class C Shares
Inception (12/29/17)	2.07%
1 Year	-17.82

Class R Shares
Inception (12/29/17)	2.55%
1 Year	-16.56

Class Y Shares
Inception (12/29/17)	3.08%
1 Year	-16.19

Class R5 Shares
Inception (12/29/17)	3.08%
1 Year	-16.19

Class R6 Shares
Inception (12/29/17)	3.11%
1 Year	-16.11

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2040 Fund

Nasdaq: A: PKKGX ∎ C: PKKHX ∎ R: PKKJX

Y: PKKIX ∎ R5: PKKKX ∎ R6: PKKLX

10                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2045 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-20.33%
Class C Shares	-20.64
Class R Shares	-20.45
Class Y Shares	-20.25
Class R5 Shares	-20.24
Class R6 Shares	-20.25
Russell 3000 Index▼ (Broad Market Index)	-21.10
Custom Invesco Peak Retirement 2045 Benchmark∎ (Style-Specific Index)	-19.61

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2045 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2045 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	1.78%
1 Year	-21.61

Class C Shares
Inception (12/29/17)	2.27%
1 Year	-18.44

Class R Shares
Inception (12/29/17)	2.78%
1 Year	-17.27

Class Y Shares
Inception (12/29/17)	3.30%
1 Year	-16.82

Class R5 Shares
Inception (12/29/17)	3.32%
1 Year	-16.87

Class R6 Shares
Inception (12/29/17)	3.30%
1 Year	-16.88

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2045 Fund

Nasdaq: A: PKKAX ∎ C: PKKBX ∎ R: PKKDX Y: PKKCX ∎ R5: PKKEX ∎ R6: PKKFX

11                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2050 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-20.58%
Class C Shares	-20.87
Class R Shares	-20.60
Class Y Shares	-20.41
Class R5 Shares	-20.41
Class R6 Shares	-20.41
Russell 3000 Index▼ (Broad Market Index)	-21.10
Custom Invesco Peak Retirement 2050 Benchmark∎ (Style-Specific Index)	-20.12

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2050 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2050 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	2.06%
1 Year	-21.68

Class C Shares
Inception (12/29/17)	2.57%
1 Year	-18.53

Class R Shares
Inception (12/29/17)	3.04%
1 Year	-17.29

Class Y Shares
Inception (12/29/17)	3.61%
1 Year	-16.87

Class R5 Shares
Inception (12/29/17)	3.61%
1 Year	-16.87

Class R6 Shares
Inception (12/29/17)	3.61%
1 Year	-16.81

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2050 Fund

Nasdaq: A: PKRSX ∎ C: PKRTX ∎ R: PKRVX

Y: PKRUX ∎ R5: PKRWX ∎ R6: PKRZX

12                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2055 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-20.68%
Class C Shares	-21.02
Class R Shares	-20.73
Class Y Shares	-20.56
Class R5 Shares	-20.61
Class R6 Shares	-20.61
Russell 3000 Index▼ (Broad Market Index)	-21.10
Custom Invesco Peak Retirement 2055 Benchmark∎ (Style-Specific Index)	-20.12

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2055 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2055 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	2.40%
1 Year	-21.84

Class C Shares
Inception (12/29/17)	2.91%
1 Year	-18.73

Class R Shares
Inception (12/29/17)	3.41%
1 Year	-17.52

Class Y Shares
Inception (12/29/17)	3.92%
1 Year	-17.12

Class R5 Shares
Inception (12/29/17)	3.94%
1 Year	-17.11

Class R6 Shares
Inception (12/29/17)	3.94%
1 Year	-17.11

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2055 Fund

Nasdaq: A: PKRMX ∎ C: PKRNX ∎ R: PKRPX

Y: PKROX ∎ R5: PKRQX ∎ R6: PKRRX

13                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2060 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-20.75%
Class C Shares	-21.08
Class R Shares	-20.86
Class Y Shares	-20.66
Class R5 Shares	-20.66
Class R6 Shares	-20.66
Russell 3000 Index▼ (Broad Market Index)	-21.10
Custom Invesco Peak Retirement 2060 Benchmark∎ (Style-Specific Index)	-20.12

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2060 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2060 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	2.18%
1 Year	-21.86

Class C Shares
Inception (12/29/17)	2.68%
1 Year	-18.74

Class R Shares
Inception (12/29/17)	3.18%
1 Year	-17.54

Class Y Shares
Inception (12/29/17)	3.74%
1 Year	-17.10

Class R5 Shares
Inception (12/29/17)	3.74%
1 Year	-17.10

Class R6 Shares
Inception (12/29/17)	3.74%
1 Year	-17.10

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2060 Fund

Nasdaq: A: PKRGX ∎ C: PKRHX ∎ R: PKRJX

Y: PKRIX ∎ R5: PKRKX ∎ R6: PKRLX

14                      Invesco Peak Retirement™ Funds

Fund Performance

Performance summary - Invesco Peak Retirement™ 2065 Fund

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-20.83%
Class C Shares	-21.16
Class R Shares	-20.89
Class Y Shares	-20.70
Class R5 Shares	-20.70
Class R6 Shares	-20.70
Russell 3000 Index▼ (Broad Market Index)	-21.10
Custom Invesco Peak Retirement 2065 Benchmark∎ (Style-Specific Index)	-20.12

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Custom Invesco Peak Retirement 2065 Benchmark was created by Invesco to serve as a style-specific benchmark for Invesco Peak RetirementTM 2065 Fund. The index is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, and Bloomberg U.S. Aggregate Bond Index. The current composition of the index will likely be altered in the future to better reflect the Fund’s objective.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (12/29/17)	2.84%
1 Year	-21.99

Class C Shares
Inception (12/29/17)	3.07%
1 Year	-18.85

Class R Shares
Inception (12/29/17)	3.62%
1 Year	-17.58

Class Y Shares
Inception (12/29/17)	4.16%
1 Year	-17.23

Class R5 Shares
Inception (12/29/17)	4.16%
1 Year	-17.17

Class R6 Shares
Inception (12/29/17)	4.16%
1 Year	-17.17

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

  The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

  Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Peak Retirement™ 2065 Fund

Nasdaq: A: PKRAX ∎ C: PKRBX ∎ R: PKRDX

Y: PKRCX ∎ R5: PKREX ∎ R6: PKRFX

15                      Invesco Peak Retirement™ Funds

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of each Fund’s liquidity risk that takes into account, as relevant to each Fund’s liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for each Fund during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Funds’ investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;
∎	Each Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Funds were able to meet requests for redemption without significant dilution of remaining investors’ interests in the Funds;
∎	The Funds did not breach the 15% limit on Illiquid Investments; and
∎	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

16                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ Destination Fund

Schedule of Investments in Affiliated Issuers–100.49%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Alternative Funds–11.42%
Invesco Global Real Estate Income Fund, Class R6	7.33%	$372,819	$93,037	$(53,807)	$(71,891)	$4,295	$4,376		41,651	$344,453

Invesco Multi-Asset Income Fund, Class R6	4.09%	201,619	43,265	(15,677)	(36,469)	(835)	6,455		23,809	191,903

Total Alternative Funds		574,438	136,302	(69,484)	(108,360)	3,460	10,831			536,356

Domestic Equity Funds–22.34%
Invesco PureBetaSM MSCI USA ETF	3.24%	–	178,244	–	(26,020)	–	629		4,041	152,224

Invesco S&P 500® Enhanced Value ETF	8.42%	432,173	84,762	(75,013)	(63,705)	17,198	4,795		10,064	395,415

Invesco S&P 500® High Dividend Low Volatility ETF(b)	10.68%	544,492	93,472	(126,742)	(30,497)	21,014	9,752		11,367	501,739

Total Domestic Equity Funds		976,665	356,478	(201,755)	(120,222)	38,212	15,176			1,049,378

Fixed Income Funds–53.21%
Invesco Core Plus Bond Fund, Class R6	8.49%	424,429	106,040	(65,828)	(59,457)	(6,337)	5,414		42,250	398,847

Invesco Floating Rate ESG Fund, Class R6	5.89%	300,333	51,270	(53,268)	(21,090)	(593)	5,603		40,925	276,652

Invesco High Yield Bond Factor ETF	5.17%	336,808	58,225	(101,834)	(42,745)	(7,505)	7,578		11,374	242,949

Invesco Income Fund, Class R6	5.91%	300,088	52,667	(48,242)	(25,469)	(1,468)	4,928		38,606	277,576

Invesco Intermediate Bond Factor Fund, Class R6	4.03%	199,563	48,408	(33,617)	(22,235)	(2,897)	1,921		19,793	189,222

Invesco International Bond Fund, Class R6	5.39%	277,190	72,924	(40,154)	(51,507)	(5,307)	4,545		61,443	253,146

Invesco Short Duration Inflation Protected Fund, Class R6	4.44%	225,495	42,668	(46,961)	(11,793)	(853)	7,507		20,387	208,556

Invesco Taxable Municipal Bond ETF	11.13%	545,686	155,512	(84,826)	(85,903)	(7,559)	7,808		18,864	522,910

Invesco Variable Rate Preferred ETF(b)	2.76%	225,763	40,304	(107,988)	(26,049)	(2,019)	4,699		5,859	130,011

Total Fixed Income Funds		2,835,355	628,018	(582,718)	(346,248)	(34,538)	50,003			2,499,869

Foreign Equity Funds–8.06%
Invesco S&P International Developed Low Volatility ETF	8.06%	404,075	75,801	(46,000)	(56,414)	1,126	10,385		13,712	378,588

Money Market Funds–5.46%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	2.59%	121,437	703,901	(703,750)	–	–	200		121,588	121,588

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	2.87%	135,061	703,901	(703,750)	14	(63)	224		135,177	135,163

Total Money Market Funds		256,498	1,407,802	(1,407,500)	14	(63)	424			256,751

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,097,626)	100.49%	5,047,031	2,604,401	(2,307,457)	(631,230)	8,197	86,819			4,720,942

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.75%
Invesco Private Government Fund, 1.38%(c)(d)	1.61%	–	1,262,643	(1,187,268)	–	–	148	(e)	75,375	75,375

Invesco Private Prime Fund, 1.66%(c)(d)	4.14%	–	2,940,333	(2,745,798)	(9)	42	395	(e)	194,568	194,568

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $269,952)	5.75%	–	4,202,976	(3,933,066)	(9)	42	543			269,943

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,367,578)	106.24%	$5,047,031	$6,807,377	$(6,240,523)	$(631,239)	$8,239	$87,362			$4,990,885

OTHER ASSETS LESS LIABILITIES	(6.24)%									(293,115)

NET ASSETS	100.00%									$4,697,770

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2010 Fund

Schedule of Investments in Affiliated Issuers–100.22%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/22	06/30/22

Alternative Funds–9.57%
Invesco Global Real Estate Income Fund, Class R6	6.36%	$34,489	$14,154	$(1,594)	$(6,556)	$(122)	$482	4,882	$40,371

Invesco Multi-Asset Income Fund, Class R6	3.21%	16,259	8,597	(996)	(3,377)	(104)	621	2,528	20,379

Total Alternative Funds		50,748	22,751	(2,590)	(9,933)	(226)	1,103		60,750

Domestic Equity Funds–24.49%
Invesco Main Street Small Cap Fund, Class R6	0.80%	5,121	1,957	(976)	(801)	(227)	–	298	5,074

Invesco PureBetaSM MSCI USA ETF	2.69%	–	19,686	–	(2,621)	–	73	453	17,065

Invesco S&P 500® Enhanced Value ETF	9.31%	53,844	18,088	(6,263)	(6,773)	196	664	1,504	59,092

Invesco S&P 500® High Dividend Low Volatility ETF	11.69%	65,249	20,585	(10,393)	(1,621)	335	1,247	1,680	74,155

Total Domestic Equity Funds		124,214	60,316	(17,632)	(11,816)	304	1,984		155,386

Fixed Income Funds–52.00%
Invesco Core Plus Bond Fund, Class R6	8.44%	47,477	16,517	(2,778)	(7,341)	(294)	641	5,676	53,581

Invesco Floating Rate ESG Fund, Class R6	5.84%	33,672	9,389	(3,320)	(2,555)	(96)	663	5,486	37,090

Invesco High Yield Bond Factor ETF	5.10%	36,478	9,275	(7,573)	(5,122)	(698)	866	1,515	32,360

Invesco Income Fund, Class R6	5.51%	30,889	9,105	(2,078)	(2,853)	(93)	541	4,864	34,970

Invesco Intermediate Bond Factor Fund, Class R6	4.02%	21,492	8,267	(1,394)	(2,753)	(105)	228	2,668	25,507

Invesco International Bond Fund, Class R6	4.95%	28,349	9,362	–	(6,293)	–	497	7,626	31,418

Invesco Short Duration Inflation Protected Fund, Class R6	4.37%	24,406	7,894	(3,011)	(1,532)	(58)	964	2,708	27,699

Invesco Taxable Municipal Bond ETF	11.06%	61,504	21,022	(1,628)	(10,505)	(178)	921	2,533	70,215

Invesco Variable Rate Preferred ETF	2.71%	22,628	5,915	(8,365)	(2,223)	(780)	504	774	17,175

Total Fixed Income Funds		306,895	96,746	(30,147)	(41,177)	(2,302)	5,825		330,015

Foreign Equity Funds–8.75%
Invesco Developing Markets Fund, Class R6	1.02%	6,304	1,841	–	(1,641)	–	–	185	6,504

Invesco S&P International Developed Low Volatility ETF	7.73%	43,954	14,044	(2,359)	(6,429)	(175)	1,292	1,776	49,035

Total Foreign Equity Funds		50,258	15,885	(2,359)	(8,070)	(175)	1,292		55,539

Money Market Funds–5.41%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(b)	1.89%	10,297	69,266	(67,553)	–	–	11	12,010	12,010

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(b)	1.35%	7,353	49,476	(48,252)	2	(5)	8	8,574	8,574

Invesco Treasury Portfolio, Institutional Class, 1.35%(b)	2.17%	11,768	79,161	(77,204)	–	–	9	13,725	13,725

Total Money Market Funds		29,418	197,903	(193,009)	2	(5)	28		34,309

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $704,366)	100.22%	561,533	393,601	(245,737)	(70,994)	(2,404)	10,232		635,999

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 1.38%(b)	–	–	4,632	(4,632)	–	–	–	–	–

Invesco Private Prime Fund, 1.66%(b)	–	–	10,806	(10,806)	–	–	–	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	15,438	(15,438)	–	–	–		–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $704,366)	100.22%	$561,533	$409,039	$(261,175)	$(70,994)	$(2,404)	$10,232		$635,999

OTHER ASSETS LESS LIABILITIES	(0.22)%								(1,369)

NET ASSETS	100.00%								$634,630

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2015 Fund

Schedule of Investments in Affiliated Issuers–100.58%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Alternative Funds–7.00%
Invesco Global Real Estate Income Fund, Class R6	4.78%	$74,415	$21,355	$(6,452)	$(14,990)	$473	$955		9,045	$74,801

Invesco Multi-Asset Income Fund, Class R6	2.22%	32,671	8,935	–	(6,821)	–	1,181		4,316	34,785

Total Alternative Funds		107,086	30,290	(6,452)	(21,811)	473	2,136			109,586

Domestic Equity Funds–26.57%
Invesco Main Street Small Cap Fund, Class R6	2.79%	54,735	10,218	(10,982)	(10,030)	(344)	–		2,558	43,597

Invesco PureBetaSM MSCI USA ETF	2.29%	–	41,847	–	(6,060)	–	153		950	35,787

Invesco S&P 500® Enhanced Value ETF	9.49%	165,264	11,965	(9,744)	(22,486)	3,556	1,858		3,781	148,555

Invesco S&P 500® High Dividend Low Volatility ETF	12.00%	203,307	16,089	(27,921)	(8,255)	4,507	3,653		4,253	187,727

Total Domestic Equity Funds		423,306	80,119	(48,647)	(46,831)	7,719	5,664			415,666

Fixed Income Funds–51.29%
Invesco Core Plus Bond Fund, Class R6	8.60%	139,327	22,444	(5,292)	(21,193)	(745)	1,802		14,252	134,541

Invesco Floating Rate ESG Fund, Class R6	6.06%	99,121	9,583	(6,781)	(7,050)	(80)	1,875		14,023	94,793

Invesco High Yield Bond Factor ETF	5.19%	102,530	14,111	(19,405)	(14,430)	(1,638)	2,407		3,800	81,168

Invesco Income Fund, Class R6	4.77%	73,977	11,155	(3,538)	(6,948)	(27)	1,287		10,378	74,619

Invesco Intermediate Bond Factor Fund, Class R6	4.08%	64,528	10,735	(2,984)	(8,049)	(326)	642		6,685	63,904

Invesco International Bond Fund, Class R6	4.42%	74,264	11,917	(1,097)	(15,639)	(285)	1,443		16,785	69,160

Invesco Short Duration Inflation Protected Fund, Class R6	4.59%	73,961	8,263	(6,252)	(4,165)	(76)	2,564		7,012	71,731

Invesco Taxable Municipal Bond ETF	11.20%	180,390	34,313	(8,066)	(30,213)	(1,149)	2,579		6,323	175,275

Invesco Variable Rate Preferred ETF(b)	2.38%	57,594	9,389	(22,179)	(6,970)	(577)	1,270		1,679	37,257

Total Fixed Income Funds		865,692	131,910	(75,594)	(114,657)	(4,903)	15,869			802,448

Foreign Equity Funds–9.87%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	1.20%	24,681	3,137	(4,543)	(3,881)	(692)	–		625	18,702

Invesco Developing Markets Fund, Class R6	1.47%	24,876	5,727	(831)	(6,612)	(140)	–		655	23,020

Invesco S&P International Developed Low Volatility ETF	7.20%	124,520	10,149	(4,445)	(17,474)	(74)	3,188		4,081	112,676

Total Foreign Equity Funds		174,077	19,013	(9,819)	(27,967)	(906)	3,188			154,398

Money Market Funds–5.85%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)	2.94%	43,354	141,836	(139,274)	–	–	77		45,916	45,916

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)	2.91%	43,051	141,836	(139,274)	6	(25)	77		45,599	45,594

Total Money Market Funds		86,405	283,672	(278,548)	6	(25)	154			91,510

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,708,570)	100.58%	1,656,566	545,004	(419,060)	(211,260)	2,358	27,011			1,573,608

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.38%
Invesco Private Government Fund, 1.38%(d)(e)	0.67%	–	52,497	(42,076)	–	–	8	(f)	10,421	10,421

Invesco Private Prime Fund, 1.66%(d)(e)	1.71%	–	104,371	(77,578)	–	2	24	(f)	26,795	26,795

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,216)	2.38%	–	156,868	(119,654)	–	2	32			37,216

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,745,786)	102.96%	$1,656,566	$701,872	$(538,714)	$(211,260)	$2,360	$27,043			$1,610,824

OTHER ASSETS LESS LIABILITIES	(2.96)%									(46,248)

NET ASSETS	100.00%									$1,564,576

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2020 Fund

Schedule of Investments in Affiliated Issuers–100.82%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/22	06/30/22

Alternative Funds–5.33%
Invesco Global Real Estate Income Fund, Class R6	3.30%	$382,843	$59,916	$(38,704)	$(72,271)	$2,610	$4,406	40,435	$334,394

Invesco Macro Allocation Strategy Fund, Class R6	0.83%	123,136	–	(30,577)	(5,977)	(3,121)	–	10,728	83,461

Invesco Multi-Asset Income Fund, Class R6	1.20%	125,351	35,674	(13,169)	(24,364)	(1,628)	4,473	15,119	121,864

Total Alternative Funds		631,330	95,590	(82,450)	(102,612)	(2,139)	8,879		539,719

Domestic Equity Funds–30.36%
Invesco Main Street Small Cap Fund, Class R6	4.10%	586,764	86,156	(150,311)	(94,905)	(12,231)	–	24,382	415,473

Invesco PureBetaSM MSCI USA ETF	6.44%	624,487	365,732	(180,741)	(188,393)	31,209	4,541	17,316	652,294

Invesco Russell 1000 Dynamic Multifactor ETF	4.91%	821,239	55,777	(259,138)	(166,544)	46,200	3,682	12,079	497,534

Invesco S&P 500® Enhanced Value ETF	4.15%	379,840	203,338	(102,221)	(81,892)	20,709	5,538	10,684	419,774

Invesco S&P 500® High Dividend Low Volatility ETF	5.57%	514,109	248,589	(185,953)	(41,288)	27,902	12,054	12,763	563,359

Invesco U.S. Managed Volatility Fund, Class R6	5.19%	820,799	59,149	(229,199)	(155,336)	29,709	–	43,398	525,122

Total Domestic Equity Funds		3,747,238	1,018,741	(1,107,563)	(728,358)	143,498	25,815		3,073,556

Fixed Income Funds–50.18%
Invesco Core Plus Bond Fund, Class R6	8.79%	1,060,678	139,709	(155,658)	(133,597)	(21,493)	12,547	94,242	889,639

Invesco Floating Rate ESG Fund, Class R6	5.33%	628,753	74,586	(121,569)	(40,812)	(1,066)	11,298	79,866	539,892

Invesco High Yield Bond Factor ETF	5.21%	749,467	56,078	(168,871)	(95,847)	(13,897)	16,368	24,669	526,930

Invesco Income Fund, Class R6	2.18%	186,630	96,160	(40,482)	(22,231)	658	3,990	30,700	220,735

Invesco Intermediate Bond Factor Fund, Class R6	4.19%	493,721	68,167	(78,036)	(51,929)	(7,654)	5,257	44,380	424,269

Invesco International Bond Fund, Class R6	3.22%	375,455	88,560	(59,581)	(68,951)	(9,721)	6,226	79,068	325,762

Invesco Short Duration Inflation Protected Fund, Class R6	4.68%	563,057	63,637	(123,629)	(26,199)	(3,055)	17,255	46,316	473,811

Invesco Taxable Municipal Bond ETF	11.55%	1,373,344	238,571	(218,057)	(188,779)	(35,324)	18,092	42,199	1,169,755

Invesco Variable Rate Investment Grade ETF	3.36%	499,346	23,041	(175,878)	(5,705)	(215)	1,684	13,817	340,589

Invesco Variable Rate Preferred ETF(b)	1.67%	185,898	59,625	(44,790)	(27,845)	(3,845)	5,077	7,618	169,043

Total Fixed Income Funds		6,116,349	908,134	(1,186,551)	(661,895)	(95,612)	97,794		5,080,425

Foreign Equity Funds–9.84%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	2.10%	407,005	73,008	(198,414)	(11,278)	(57,011)	–	7,125	213,310

Invesco Developing Markets Fund, Class R6	2.08%	409,798	64,493	(178,805)	(21,268)	(63,715)	–	5,992	210,503

Invesco International Small-Mid Company Fund, Class R6	1.15%	194,395	26,538	(48,301)	(58,434)	1,938	–	3,059	116,136

Invesco RAFI™ Strategic Developed ex-US ETF	1.86%	313,297	12,365	(108,327)	(34,224)	5,826	4,452	7,188	188,937

Invesco S&P International Developed Low Volatility ETF	2.65%	187,338	174,435	(50,145)	(43,524)	(39)	7,730	9,709	268,065

Total Foreign Equity Funds		1,511,833	350,839	(583,992)	(168,728)	(113,001)	12,182		996,951

Money Market Funds–5.11%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)	2.44%	319,469	1,943,246	(2,016,264)	–	–	397	246,451	246,451

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)	2.67%	343,753	1,943,246	(2,016,264)	22	(134)	436	270,649	270,623

Total Money Market Funds		663,222	3,886,492	(4,032,528)	22	(134)	833		517,074

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $11,272,842)	100.82%	12,669,972	6,259,796	(6,993,084)	(1,661,571)	(67,388)	145,503		10,207,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2020 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.82%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.69%
Invesco Private Government Fund, 1.38%(d)(e)	0.47%	$–	$798,506	$(750,678)	$–	$–	$71	(f)	47,828	$47,828

Invesco Private Prime Fund, 1.66%(d)(e)	1.22%	–	1,864,454	(1,741,511)	–	45	196	(f)	122,988	122,988

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $170,816)	1.69%	–	2,662,960	(2,492,189)	–	45	267			170,816

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $11,443,658)	102.51%	$12,669,972	$8,922,756	$(9,485,273)	$(1,661,571)	$(67,343)	$145,770			$10,378,541

OTHER ASSETS LESS LIABILITIES	(2.51)%									(254,387)

NET ASSETS	100.00%									$10,124,154

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2025 Fund

Schedule of Investments in Affiliated Issuers–100.46%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/22	06/30/22

Alternative Funds–5.02%
Invesco Global Real Estate Income Fund, Class R6	2.99%	$740,583	$114,255	$(29,689)	$(137,502)	$2,266	$8,889	83,424	$689,913

Invesco Macro Allocation Strategy Fund, Class R6	1.84%	492,821	23,268	(51,371)	(36,173)	(4,527)	–	54,501	424,018

Invesco Multi-Asset Income Fund, Class R6	0.19%	–	53,968	–	(8,654)	–	1,547	5,622	45,314

Total Alternative Funds		1,233,404	191,491	(81,060)	(182,329)	(2,261)	10,436		1,159,245

Domestic Equity Funds–37.44%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.31%	736,567	154,845	(120,401)	(257,886)	19,622	–	21,861	532,747

Invesco Main Street Small Cap Fund, Class R6	4.97%	1,289,724	266,665	(137,991)	(258,462)	(13,615)	–	67,272	1,146,321

Invesco PureBetaSM MSCI USA ETF	8.15%	1,476,437	887,721	(47,523)	(445,168)	10,564	13,252	49,961	1,882,031

Invesco Russell 1000 Dynamic Multifactor ETF	8.28%	2,150,998	339,661	(183,186)	(425,946)	29,318	12,793	46,391	1,910,845

Invesco S&P 500® Enhanced Value ETF	0.55%	–	149,618	–	(23,497)	–	1,605	3,210	126,121

Invesco S&P 500® High Dividend Low Volatility ETF	0.77%	–	199,454	(14,391)	(8,169)	725	3,604	4,024	177,619

Invesco U.S. Managed Volatility Fund, Class R6	12.41%	3,436,423	398,971	(352,240)	(666,878)	47,700	–	236,692	2,863,976

Total Domestic Equity Funds		9,090,149	2,396,935	(855,732)	(2,086,006)	94,314	31,254		8,639,660

Fixed Income Funds–44.86%
Invesco Core Plus Bond Fund, Class R6	7.51%	1,726,190	312,562	(28,899)	(272,271)	(4,363)	22,734	183,606	1,733,219

Invesco Floating Rate ESG Fund, Class R6	4.30%	991,922	86,235	(11,832)	(74,875)	(106)	19,267	146,648	991,344

Invesco High Yield Bond Factor ETF	4.95%	1,228,913	139,148	(14,029)	(210,495)	(1,268)	30,686	53,477	1,142,269

Invesco Income Fund, Class R6	1.94%	493,541	18,721	(24,295)	(44,618)	3,246	7,618	62,113	446,595

Invesco Intermediate Bond Factor Fund, Class R6	3.73%	863,932	106,966	–	(110,334)	–	8,533	90,017	860,564

Invesco International Bond Fund, Class R6	2.14%	493,458	110,399	–	(110,971)	–	8,690	119,632	492,886

Invesco Short Duration Inflation Protected Fund, Class R6	4.27%	984,485	88,041	(27,618)	(57,428)	(948)	35,080	96,435	986,532

Invesco Taxable Municipal Bond ETF	11.19%	2,706,477	572,503	(233,621)	(424,726)	(38,486)	38,281	93,151	2,582,147

Invesco Variable Rate Investment Grade ETF	4.54%	1,107,752	16,890	(58,632)	(17,513)	(256)	4,996	42,525	1,048,241

Invesco Variable Rate Preferred ETF(b)	0.29%	–	78,579	–	(10,966)	–	1,719	3,047	67,613

Total Fixed Income Funds		10,596,670	1,530,044	(398,926)	(1,334,197)	(42,181)	177,604		10,351,410

Foreign Equity Funds–11.59%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	2.65%	985,018	131,786	(311,485)	(90,132)	(104,756)	–	20,388	610,431

Invesco Developing Markets Fund, Class R6	2.44%	986,155	163,857	(355,415)	(88,658)	(143,648)	–	16,006	562,291

Invesco International Small-Mid Company Fund, Class R6	1.41%	368,952	98,367	–	(141,506)	–	–	8,581	325,813

Invesco PureBetaSM FTSE Developed ex-North America ETF	0.93%	245,879	66,840	(49,371)	(56,677)	7,916	4,410	9,243	214,587

Invesco RAFI™ Strategic Developed ex-US ETF	2.70%	738,383	13,310	(32,487)	(103,787)	8,823	14,072	23,749	624,242

Invesco S&P International Developed Low Volatility ETF	1.46%	369,187	20,521	–	(51,706)	–	9,420	12,242	338,002

Total Foreign Equity Funds		3,693,574	494,681	(748,758)	(532,466)	(231,665)	27,902		2,675,366

Money Market Funds–1.55%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)	0.54%	44	1,604,751	(1,479,709)	–	–	152	125,086	125,086

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)	0.39%	–	1,146,251	(1,056,911)	6	(32)	110	89,323	89,314

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)	0.62%	50	1,834,001	(1,691,096)	–	–	142	142,955	142,955

Total Money Market Funds		94	4,585,003	(4,227,716)	6	(32)	404		357,355

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $25,717,848)	100.46%	24,613,891	9,198,154	(6,312,192)	(4,134,992)	(181,825)	247,600		23,183,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2025 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.46%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.29%
Invesco Private Government Fund, 1.38%(d)(e)	0.08%	$–	$852,246	$(833,107)	$–	$–	$44	(f)	19,139	$19,139

Invesco Private Prime Fund, 1.66%(d)(e)	0.21%	–	1,526,817	(1,477,644)	–	43	132	(f)	49,216	49,216

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,355)	0.29%	–	2,379,063	(2,310,751)	–	43	176			68,355

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $25,786,203)	100.75%	$24,613,891	$11,577,217	$(8,622,943)	$(4,134,992)	$(181,782)	$247,776			$23,251,391

OTHER ASSETS LESS LIABILITIES	(0.75)%									(173,718)

NET ASSETS	100.00%									$23,077,673

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2030 Fund

Schedule of Investments in Affiliated Issuers–100.49%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/22	06/30/22

Alternative Funds–4.97%
Invesco Global Real Estate Income Fund, Class R6	2.95%	$1,205,879	$111,953	$–	$(218,266)	$–	$13,800	132,958	$1,099,566

Invesco Macro Allocation Strategy Fund, Class R6	2.02%	750,559	71,341	–	(71,219)	–	–	96,489	750,681

Total Alternative Funds		1,956,438	183,294	–	(289,485)	–	13,800		1,850,247

Domestic Equity Funds–45.43%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.52%	2,075,781	521,117	(178,859)	(742,086)	8,388	–	69,115	1,684,341

Invesco Main Street Small Cap Fund, Class R6	5.11%	2,074,596	325,840	(65,049)	(426,760)	(5,118)	–	111,708	1,903,509

Invesco PureBetaSM MSCI USA ETF	8.84%	2,383,831	1,639,552	–	(730,385)	–	22,162	87,417	3,292,998

Invesco Russell 1000 Dynamic Multifactor ETF	11.15%	4,728,485	739,420	(459,710)	(926,928)	70,644	28,556	100,799	4,151,911

Invesco S&P SmallCap Low Volatility ETF	0.78%	389,373	18,049	(72,804)	(72,842)	26,244	3,792	6,468	288,020

Invesco U.S. Managed Volatility Fund, Class R6	15.03%	6,249,164	736,394	(183,292)	(1,225,601)	19,814	–	462,518	5,596,479

Total Domestic Equity Funds		17,901,230	3,980,372	(959,714)	(4,124,602)	119,972	54,510		16,917,258

Fixed Income Funds–35.18%
Invesco Core Plus Bond Fund, Class R6	4.20%	1,378,230	433,628	–	(249,894)	–	20,685	165,462	1,561,964

Invesco Floating Rate ESG Fund, Class R6	3.16%	1,146,365	157,457	(35,105)	(90,116)	(311)	23,526	174,303	1,178,290

Invesco High Yield Bond Factor ETF	3.98%	1,570,595	186,013	(1,010)	(273,891)	(92)	39,788	69,364	1,481,615

Invesco Income Fund, Class R6	2.01%	776,409	42,549	–	(69,904)	–	12,880	104,180	749,054

Invesco Intermediate Bond Factor Fund, Class R6	3.17%	1,188,787	141,817	–	(149,914)	–	11,626	123,503	1,180,690

Invesco International Bond Fund, Class R6	1.88%	777,511	80,791	–	(159,736)	–	12,602	169,555	698,566

Invesco Short Duration Inflation Protected Fund, Class R6	2.47%	759,760	233,591	(18,843)	(53,837)	(548)	32,809	89,944	920,123

Invesco Taxable Municipal Bond ETF	10.08%	3,814,823	669,320	(74,734)	(651,899)	(3,640)	54,460	135,421	3,753,870

Invesco Variable Rate Investment Grade ETF	4.23%	1,551,690	90,653	(40,280)	(26,308)	(4)	7,410	63,925	1,575,751

Total Fixed Income Funds		12,964,170	2,035,819	(169,972)	(1,725,499)	(4,595)	215,786		13,099,923

Foreign Equity Funds–13.68%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	3.10%	1,795,416	214,981	(499,113)	(175,344)	(179,785)	–	38,616	1,156,155

Invesco Developing Markets Fund, Class R6	2.80%	1,698,746	286,956	(539,028)	(180,457)	(224,524)	–	29,653	1,041,693

Invesco International Select Equity Fund, Class R6	0.77%	793,839	72,500	(443,862)	40,196	(177,862)	–	29,514	284,811

Invesco International Small-Mid Company Fund, Class R6	1.31%	610,297	106,559	(6,333)	(222,094)	22	–	12,864	488,451

Invesco PureBetaSM FTSE Developed ex-North America ETF(c)	1.33%	384,122	220,161	–	(108,478)	–	9,768	21,356	495,805

Invesco RAFI™ Strategic Developed ex-US ETF	2.97%	1,165,228	99,176	–	(159,015)	–	23,372	42,054	1,105,389

Invesco S&P International Developed Low Volatility ETF	1.40%	581,902	22,686	–	(81,544)	–	14,776	18,944	523,044

Total Foreign Equity Funds		7,029,550	1,023,019	(1,488,336)	(886,736)	(582,149)	47,916		5,095,348

Money Market Funds–1.23%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)	0.42%	133,179	1,886,119	(1,865,794)	–	–	164	153,504	153,504

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)	0.34%	112,440	1,347,228	(1,332,710)	1	(56)	148	126,916	126,903

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)	0.47%	152,204	2,155,565	(2,132,336)	–	–	156	175,433	175,433

Total Money Market Funds		397,823	5,388,912	(5,330,840)	1	(56)	468		455,840

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $41,566,691)	100.49%	40,249,211	12,611,416	(7,948,862)	(7,026,321)	(466,828)	332,480		37,418,616

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2030 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.49%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.20%
Invesco Private Government Fund, 1.38%(d)(e)	0.34%	$2,658	$764,129	$(641,370)	$–	$–	$221	(f)	125,417	$125,417

Invesco Private Prime Fund, 1.66%(d)(e)	0.86%	6,341	1,784,447	(1,468,304)	(3)	20	616	(f)	322,501	322,501

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $447,921)	1.20%	8,999	2,548,576	(2,109,674)	(3)	20	837			447,918

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $42,014,612)	101.69%	$40,258,210	$15,159,992	$(10,058,536)	$(7,026,324)	$(466,808)	$333,317			$37,866,534

OTHER ASSETS LESS LIABILITIES	(1.69)%									(627,923)

NET ASSETS	100.00%									$37,238,611

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2035 Fund

Schedule of Investments in Affiliated Issuers–100.27%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/22	06/30/22

Alternative Funds–4.83%
Invesco Global Real Estate Income Fund, Class R6	2.90%	$629,536	$130,662	$–	$(120,756)	$–	$7,860	77,321	$639,442

Invesco Macro Allocation Strategy Fund, Class R6	1.93%	430,682	35,285	–	(38,734)	–	–	54,914	427,233

Total Alternative Funds		1,060,218	165,947	–	(159,490)	–	7,860		1,066,675

Domestic Equity Funds–53.08%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.28%	1,433,670	557,019	(68,878)	(539,010)	2,919	–	56,862	1,385,720

Invesco Main Street Small Cap Fund, Class R6	4.57%	992,003	249,656	(11,722)	(223,004)	1,172	–	59,161	1,008,105

Invesco PureBetaSM MSCI USA ETF	10.27%	1,503,774	1,359,732	(118,181)	(491,841)	13,045	14,895	60,168	2,266,529

Invesco Russell 1000 Dynamic Multifactor ETF	12.12%	2,631,685	749,734	(166,739)	(554,134)	14,580	17,601	64,946	2,675,126

Invesco S&P SmallCap Low Volatility ETF	2.56%	645,395	100,495	(93,823)	(117,175)	31,173	7,366	12,712	566,065

Invesco U.S. Managed Volatility Fund, Class R6	17.28%	3,842,374	947,559	(194,826)	(794,718)	13,635	–	315,208	3,814,024

Total Domestic Equity Funds		11,048,901	3,964,195	(654,169)	(2,719,882)	76,524	39,862		11,715,569

Fixed Income Funds–25.15%
Invesco Core Plus Bond Fund, Class R6	3.17%	643,001	162,152	–	(105,237)	–	8,710	74,144	699,916

Invesco Floating Rate ESG Fund, Class R6	1.33%	204,005	111,788	–	(22,442)	–	5,610	43,395	293,351

Invesco High Yield Bond Factor ETF	3.09%	644,373	158,563	–	(120,399)	–	17,227	31,954	682,537

Invesco Income Fund, Class R6	1.55%	307,053	66,771	(1,908)	(30,766)	(113)	5,676	47,432	341,037

Invesco Intermediate Bond Factor Fund, Class R6	2.70%	539,239	126,108	–	(70,173)	–	5,468	62,257	595,174

Invesco International Bond Fund, Class R6	1.53%	310,686	98,575	–	(72,649)	–	5,628	81,702	336,612

Invesco Short Duration Inflation Protected Fund, Class R6	1.58%	305,491	63,811	–	(20,196)	–	12,172	34,126	349,106

Invesco Taxable Municipal Bond ETF	6.96%	1,285,374	507,058	(8,491)	(245,459)	(1,353)	21,139	55,452	1,537,129

Invesco Variable Rate Investment Grade ETF	3.24%	628,079	99,772	–	(11,719)	–	3,270	29,052	716,132

Total Fixed Income Funds		4,867,301	1,394,598	(10,399)	(699,040)	(1,466)	84,900		5,550,994

Foreign Equity Funds–16.17%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	3.64%	1,172,252	269,638	(397,822)	(103,521)	(137,730)	–	26,814	802,817

Invesco Developing Markets Fund, Class R6	3.27%	1,137,371	264,120	(404,674)	(116,792)	(159,390)	–	20,513	720,635

Invesco International Select Equity Fund, Class R6	0.92%	427,096	80,792	(210,547)	(11,757)	(82,957)	–	20,998	202,627

Invesco International Small-Mid Company Fund, Class R6	1.77%	421,070	141,057	(11,054)	(161,087)	14	–	10,271	390,000

Invesco PureBetaSM FTSE Developed ex-North America ETF	1.80%	212,280	261,534	–	(76,144)	–	7,040	17,129	397,670

Invesco RAFI™ Strategic Developed ex-US ETF	2.96%	630,201	117,671	–	(94,295)	–	13,254	24,865	653,577

Invesco S&P International Developed Low Volatility ETF	1.81%	417,450	52,731	(10,336)	(59,955)	621	10,687	14,506	400,511

Total Foreign Equity Funds		4,417,720	1,187,543	(1,034,433)	(623,551)	(379,442)	30,981		3,567,837

Money Market Funds–1.04%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.36%	106,048	1,750,712	(1,777,721)	–	–	105	79,039	79,039

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.27%	80,014	1,250,509	(1,270,866)	2	(37)	81	59,628	59,622

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.41%	121,198	2,000,814	(2,031,682)	–	–	98	90,330	90,330

Total Money Market Funds		307,260	5,002,035	(5,080,269)	2	(37)	284		228,991

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $24,559,042)	100.27%	21,701,400	11,714,318	(6,779,270)	(4,201,961)	(304,421)	163,887		22,130,066

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2035 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.27%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 1.38%(c)	–	$–	$1,268,924	$(1,268,924)	$–	$–	$12	(d)	–	$–

Invesco Private Prime Fund, 1.66%(c)	–	–	2,805,601	(2,805,601)	–	–	27	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	4,074,525	(4,074,525)	–	–	39			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $24,559,042)	100.27%	$21,701,400	$15,788,843	$(10,853,795)	$(4,201,961)	$(304,421)	$163,926			$22,130,066

OTHER ASSETS LESS LIABILITIES	(0.27)%									(58,796)

NET ASSETS	100.00%									$22,071,270

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2040 Fund

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/22	06/30/22

Alternative Funds–2.55%
Invesco Global Real Estate Income Fund, Class R6	2.16%	$504,635	$110,991	$(1,743)	$(98,975)	$69	$6,459	62,271	$514,977

Invesco Macro Allocation Strategy Fund, Class R6	0.39%	–	101,522	–	(7,827)	–	–	12,043	93,695

Total Alternative Funds		504,635	212,513	(1,743)	(106,802)	69	6,459		608,672

Domestic Equity Funds–61.19%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.56%	2,314,564	842,631	(287,688)	(752,309)	(74,333)	–	83,827	2,042,865

Invesco Main Street Small Cap Fund, Class R6	5.15%	1,405,895	332,811	(224,517)	(280,251)	(4,722)	–	72,137	1,229,216

Invesco PureBetaSM MSCI USA ETF	13.49%	2,518,932	1,668,322	(257,618)	(774,569)	63,608	22,004	85,444	3,218,675

Invesco Russell 1000 Dynamic Multifactor ETF	13.08%	3,410,082	826,004	(457,691)	(694,309)	36,963	21,213	75,772	3,121,049

Invesco S&P SmallCap Low Volatility ETF	3.01%	746,189	135,444	(48,284)	(117,043)	3,878	9,519	16,173	720,184

Invesco U.S. Managed Volatility Fund, Class R6	17.90%	4,575,979	776,604	(183,595)	(905,988)	8,026	–	352,978	4,271,026

Total Domestic Equity Funds		14,971,641	4,581,816	(1,459,393)	(3,524,469)	33,420	52,736		14,603,015

Fixed Income Funds–16.60%
Invesco Core Plus Bond Fund, Class R6	1.37%	236,716	141,536	–	(52,014)	–	4,333	34,559	326,238

Invesco Floating Rate ESG Fund, Class R6	0.19%	–	51,983	(2,213)	(3,592)	(25)	908	6,827	46,153

Invesco High Yield Bond Factor ETF	2.19%	485,844	128,300	–	(92,704)	–	13,277	24,412	521,440

Invesco Income Fund, Class R6	1.08%	235,490	49,497	(2,553)	(24,129)	(151)	4,470	35,905	258,154

Invesco Intermediate Bond Factor Fund, Class R6	2.50%	616,955	60,410	(3,534)	(77,793)	(95)	5,965	62,337	595,943

Invesco International Bond Fund, Class R6	1.01%	250,019	46,187	–	(55,453)	–	4,378	58,435	240,753

Invesco Short Duration Inflation Protected Fund, Class R6	0.30%	–	78,905	(2,772)	(3,999)	(60)	2,587	7,045	72,074

Invesco Taxable Municipal Bond ETF	5.34%	1,251,557	317,087	(76,155)	(212,290)	(4,913)	18,241	46,006	1,275,286

Invesco Variable Rate Investment Grade ETF	2.62%	635,346	57,560	(56,267)	(10,820)	291	2,973	25,400	626,110

Total Fixed Income Funds		3,711,927	931,465	(143,494)	(532,794)	(4,953)	57,132		3,962,151

Foreign Equity Funds–18.86%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.14%	1,472,347	264,965	(453,476)	(142,771)	(153,313)	–	32,991	987,752

Invesco Developing Markets Fund, Class R6	3.87%	1,481,885	215,687	(430,284)	(167,016)	(177,039)	–	26,280	923,233

Invesco International Select Equity Fund, Class R6	1.12%	627,575	64,745	(294,492)	9,937	(140,067)	–	27,741	267,698

Invesco International Small-Mid Company Fund, Class R6	1.89%	509,130	133,982	–	(192,633)	–	–	11,864	450,479

Invesco PureBetaSM FTSE Developed ex-North America ETF(c)	2.88%	750,491	186,383	(90,285)	(178,146)	18,640	14,346	29,595	687,083

Invesco RAFI™ Strategic Developed ex-US ETF	2.95%	751,329	101,047	(49,969)	(99,969)	1,816	14,763	26,793	704,254

Invesco S&P International Developed Low Volatility ETF	2.01%	490,770	64,986	(6,794)	(68,836)	95	12,409	17,393	480,221

Total Foreign Equity Funds		6,083,527	1,031,795	(1,325,300)	(839,434)	(449,868)	41,518		4,500,720

Money Market Funds–0.90%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)	0.31%	84,618	1,952,120	(1,961,982)	–	–	112	74,756	74,756

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)	0.23%	43,739	1,394,371	(1,384,698)	–	(23)	80	53,394	53,389

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)	0.36%	96,706	2,230,995	(2,242,265)	–	–	104	85,436	85,436

Total Money Market Funds		225,063	5,577,486	(5,588,945)	–	(23)	296		213,581

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $26,692,871)	100.10%	25,496,793	12,335,075	(8,518,875)	(5,003,499)	(421,355)	158,141		23,888,139

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2040 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.79%
Invesco Private Government Fund, 1.38%(d)(e)	0.50%	$–	$1,027,594	$(908,144)	$–	$–	$208	(f)	119,450	$119,450

Invesco Private Prime Fund, 1.66%(d)(e)	1.29%	–	2,407,555	(2,100,401)	(2)	4	573	(f)	307,156	307,156

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $426,608)	1.79%	–	3,435,149	(3,008,545)	(2)	4	781			426,606

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $27,119,479)	101.89%	$25,496,793	$15,770,224	$(11,527,420)	$(5,003,501)	$(421,351)	$158,922			$24,314,745

OTHER ASSETS LESS LIABILITIES	(1.89)%									(451,562)

NET ASSETS	100.00%									$23,863,183

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2045 Fund

Schedule of Investments in Affiliated Issuers–101.08%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Alternative Funds–0.36%
Invesco Global Real Estate Income Fund, Class R6	0.36%	$–	$46,344	$–	$(7,165)	$–	$486		4,738	$39,179

Domestic Equity Funds–67.53%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.96%	946,495	436,427	(42,795)	(367,891)	(9,240)	–		39,516	962,996

Invesco Main Street Small Cap Fund, Class R6	5.88%	630,619	185,750	(44,344)	(141,716)	1,608	–		37,084	631,917

Invesco PureBetaSM MSCI USA ETF	16.13%	1,250,754	958,794	(95,412)	(394,274)	14,163	11,711		46,032	1,734,025

Invesco Russell 1000 Dynamic Multifactor ETF	16.27%	1,770,140	525,264	(195,188)	(390,076)	38,334	11,632		42,449	1,748,474

Invesco S&P SmallCap Low Volatility ETF	3.03%	309,988	68,696	(2,983)	(49,797)	100	4,185		7,321	326,004

Invesco U.S. Managed Volatility Fund, Class R6	17.26%	1,767,488	478,551	(14,284)	(378,211)	1,310	–		153,292	1,854,854

Total Domestic Equity Funds		6,675,484	2,653,482	(395,006)	(1,721,965)	46,275	27,528			7,258,270

Fixed Income Funds–11.32%
Invesco Core Plus Bond Fund, Class R6	0.20%	–	24,375	–	(3,015)	–	261		2,263	21,360

Invesco High Yield Bond Factor ETF	1.60%	149,695	54,479	(2,338)	(29,584)	(69)	4,177		8,061	172,183

Invesco Income Fund, Class R6	0.20%	–	23,398	–	(1,884)	–	340		2,992	21,514

Invesco Intermediate Bond Factor Fund, Class R6	2.57%	260,448	59,287	(9,985)	(32,268)	(1,142)	2,593		28,906	276,340

Invesco International Bond Fund, Class R6	0.19%	–	24,351	–	(4,288)	–	334		4,870	20,063

Invesco Taxable Municipal Bond ETF	4.40%	412,461	148,357	(11,473)	(74,764)	(1,484)	6,446		17,067	473,097

Invesco Variable Rate Investment Grade ETF	2.16%	198,626	40,778	(3,884)	(3,912)	151	1,044		9,402	231,759

Total Fixed Income Funds		1,021,230	375,025	(27,680)	(149,715)	(2,544)	15,195			1,216,316

Foreign Equity Funds–20.94%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.52%	653,355	168,053	(196,461)	(69,602)	(69,180)	–		16,238	486,165

Invesco Developing Markets Fund, Class R6	4.46%	645,975	181,329	(183,059)	(86,659)	(77,740)	–		13,659	479,846

Invesco International Select Equity Fund, Class R6	1.19%	253,368	64,558	(133,468)	7,860	(64,521)	–		13,243	127,797

Invesco International Small-Mid Company Fund, Class R6	1.87%	198,838	85,048	–	(83,075)	–	–		5,289	200,811

Invesco PureBetaSM FTSE Developed ex-North America ETF	3.90%	404,840	121,704	(10,147)	(98,634)	1,127	8,872		18,043	418,890

Invesco RAFI™ Strategic Developed ex-US ETF	3.02%	312,751	68,036	(10,311)	(46,735)	1,089	6,369		12,358	324,830

Invesco S&P International Developed Low Volatility ETF	1.98%	198,702	48,430	(2,511)	(31,840)	120	5,731		7,711	212,901

Total Foreign Equity Funds		2,667,829	737,158	(535,957)	(408,685)	(209,105)	20,972			2,251,240

Money Market Funds–0.93%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.33%	50,583	935,348	(950,993)	–	–	57		34,938	34,938

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.23%	36,647	668,104	(679,793)	2	(20)	41		24,943	24,940

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.37%	57,809	1,068,969	(1,086,849)	–	–	54		39,929	39,929

Total Money Market Funds		145,039	2,672,421	(2,717,635)	2	(20)	152			99,807

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $11,970,790)	101.08%	10,509,582	6,484,430	(3,676,278)	(2,287,528)	(165,394)	64,333			10,864,812

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 1.38%(c)	–	–	807,743	(807,743)	–	–	8	(d)	–	–

Invesco Private Prime Fund, 1.66%(c)	–	–	1,884,692	(1,884,692)	–	–	18	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	2,692,435	(2,692,435)	–	–	26			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $11,970,790)	101.08%	$10,509,582	$9,176,865	$(6,368,713)	$(2,287,528)	$(165,394)	$64,359			$10,864,812

OTHER ASSETS LESS LIABILITIES	(1.08)%									(116,295)

NET ASSETS	100.00%									$10,748,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2050 Fund

Schedule of Investments in Affiliated Issuers–100.45%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Domestic Equity Funds–71.14%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.04%	$1,504,027	$543,305	$(36,335)	$(573,089)	$(15,746)	$–		58,357	$1,422,162

Invesco Main Street Small Cap Fund, Class R6	5.98%	1,156,101	180,827	(26,296)	(256,132)	2,433	–		62,027	1,056,933

Invesco PureBetaSM MSCI USA ETF	19.21%	2,784,369	1,507,094	(127,080)	(794,965)	26,909	24,182		90,160	3,396,327

Invesco Russell 1000 Dynamic Multifactor ETF	18.48%	3,526,641	652,828	(232,948)	(716,459)	38,488	22,382		79,353	3,268,550

Invesco S&P SmallCap Low Volatility ETF	3.34%	639,665	58,599	(11,695)	(99,477)	3,866	7,877		13,271	590,958

Invesco U.S. Managed Volatility Fund, Class R6	16.09%	2,970,457	525,276	(45,043)	(602,714)	(2,212)	–		235,188	2,845,764

Total Domestic Equity Funds		12,581,260	3,467,929	(479,397)	(3,042,836)	53,738	54,441			12,580,694

Fixed Income Funds–6.26%
Invesco High Yield Bond Factor ETF	0.29%	–	60,265	–	(9,172)	–	1,331		2,392	51,093

Invesco Intermediate Bond Factor Fund, Class R6	2.18%	362,234	72,084	–	(48,132)	–	3,738		40,396	386,186

Invesco Taxable Municipal Bond ETF	2.53%	362,197	188,866	(28,624)	(70,014)	(4,442)	6,224		16,161	447,983

Invesco Variable Rate Investment Grade ETF	1.26%	180,532	45,865	–	(3,709)	–	1,036		9,034	222,688

Total Fixed Income Funds		904,963	367,080	(28,624)	(131,027)	(4,442)	12,329			1,107,950

Foreign Equity Funds–21.75%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.71%	1,205,045	180,670	(304,543)	(129,111)	(119,159)	–		27,819	832,902

Invesco Developing Markets Fund, Class R6	4.41%	1,200,482	229,421	(349,707)	(139,180)	(160,597)	–		22,215	780,419

Invesco International Select Equity Fund, Class R6	1.41%	547,693	82,476	(263,045)	14,756	(132,631)	–		25,829	249,249

Invesco International Small-Mid Company Fund, Class R6	2.07%	403,682	127,785	(7,388)	(158,833)	133	–		9,623	365,379

Invesco PureBetaSM FTSE Developed ex-North America ETF	4.44%	743,859	218,782	–	(177,353)	–	15,614		33,825	785,288

Invesco RAFI™ Strategic Developed ex-US ETF	2.81%	558,464	21,505	(7,340)	(76,733)	917	11,098		18,901	496,813

Invesco S&P International Developed Low Volatility ETF	1.90%	361,813	26,937	–	(52,018)	–	9,410		12,196	336,732

Total Foreign Equity Funds		5,021,038	887,576	(932,023)	(718,472)	(411,337)	36,122			3,846,782

Money Market Funds–1.30%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.45%	73,058	1,388,238	(1,381,175)	–	–	85		80,121	80,121

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.33%	53,163	991,599	(986,554)	3	(35)	63		58,181	58,176

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.52%	83,494	1,586,559	(1,578,486)	–	–	80		91,567	91,567

Total Money Market Funds		209,715	3,966,396	(3,946,215)	3	(35)	228			229,864

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $19,664,056)	100.45%	18,716,976	8,688,981	(5,386,259)	(3,892,332)	(362,076)	103,120			17,765,290

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 1.38%(c)	–	23,637	440,328	(463,965)	–	–	103	(d)	–	–

Invesco Private Prime Fund, 1.66%(c)	–	55,153	1,001,669	(1,056,886)	5	59	293	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	78,790	1,441,997	(1,520,851)	5	59	396			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $19,664,056)	100.45%	$18,795,766	$10,130,978	$(6,907,110)	$(3,892,327)	$(362,017)	$103,516			$17,765,290

OTHER ASSETS LESS LIABILITIES	(0.45)%									(79,828)

NET ASSETS	100.00%									$17,685,462

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2055 Fund

Schedule of Investments in Affiliated Issuers–101.05%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Domestic Equity Funds–72.70%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.83%	$477,566	$219,812	$(14,317)	$(187,957)	$(3,284)	$–		20,181	$491,820

Invesco Main Street Small Cap Fund, Class R6	6.34%	374,943	108,950	(1,195)	(85,114)	411	–		23,357	397,995

Invesco PureBetaSM MSCI USA ETF	20.02%	901,330	656,589	(26,534)	(276,380)	2,759	8,583		33,389	1,257,764

Invesco Russell 1000 Dynamic Multifactor ETF	18.98%	1,140,598	340,348	(52,637)	(242,377)	6,313	7,952		28,945	1,192,245

Invesco S&P SmallCap Low Volatility ETF	3.48%	207,839	43,950	–	(32,880)	–	2,829		4,916	218,909

Invesco U.S. Managed Volatility Fund, Class R6	16.05%	959,066	258,566	(6,026)	(203,808)	629	–		83,342	1,008,427

Total Domestic Equity Funds		4,061,342	1,628,215	(100,709)	(1,028,516)	6,828	19,364			4,567,160

Fixed Income Funds–5.01%
Invesco Intermediate Bond Factor Fund, Class R6	1.99%	119,752	20,673	–	(15,145)	–	1,183		13,105	125,280

Invesco Taxable Municipal Bond ETF	2.01%	116,975	30,491	(1,103)	(20,338)	(38)	1,733		4,545	125,987

Invesco Variable Rate Investment Grade ETF	1.01%	56,084	8,177	–	(1,034)	–	286		2,565	63,227

Total Fixed Income Funds		292,811	59,341	(1,103)	(36,517)	(38)	3,202			314,494

Foreign Equity Funds–22.26%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.75%	385,532	99,786	(103,503)	(44,464)	(38,662)	–		9,976	298,689

Invesco Developing Markets Fund, Class R6	4.47%	388,876	120,775	(129,691)	(43,524)	(55,713)	–		7,991	280,723

Invesco International Select Equity Fund, Class R6	1.52%	179,510	46,707	(89,948)	(6,881)	(33,588)	–		9,927	95,800

Invesco International Small-Mid Company Fund, Class R6	2.17%	132,839	58,508	–	(55,249)	–	–		3,584	136,098

Invesco PureBetaSM FTSE Developed ex-North America ETF	4.40%	235,286	104,488	(1,454)	(61,904)	112	5,540		11,911	276,528

Invesco RAFI™ Strategic Developed ex-US ETF	3.00%	177,978	36,896	–	(26,726)	–	3,724		7,158	188,148

Invesco S&P International Developed Low Volatility ETF	1.95%	119,413	21,437	–	(18,289)	–	3,306		4,439	122,561

Total Foreign Equity Funds		1,619,434	488,597	(324,596)	(257,037)	(127,851)	12,570			1,398,547

Money Market Funds–1.08%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.38%	33,196	527,916	(537,327)	–	–	35		23,785	23,785

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.27%	23,712	377,082	(383,805)	1	(12)	25		16,979	16,978

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.43%	37,939	603,332	(614,088)	–	–	33		27,183	27,183

Total Money Market Funds		94,847	1,508,330	(1,535,220)	1	(12)	93			67,946

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $6,895,631)	101.05%	6,068,434	3,684,483	(1,961,628)	(1,322,069)	(121,073)	35,229			6,348,147

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 1.38%(c)	–	–	562,465	(562,465)	–	–	5	(d)	–	–

Invesco Private Prime Fund, 1.66%(c)	–	–	1,312,391	(1,312,391)	–	–	12	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	1,874,856	(1,874,856)	–	–	17			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,895,631)	101.05%	$6,068,434	$5,559,339	$(3,836,484)	$(1,322,069)	$(121,073)	$35,246			$6,348,147

OTHER ASSETS LESS LIABILITIES	(1.05)%									(66,040)

NET ASSETS	100.00%									$6,282,107

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2060 Fund

Schedule of Investments in Affiliated Issuers–101.29%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Domestic Equity Funds–72.71%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.98%	$653,657	$205,966	$(4,330)	$(247,119)	$(14)	$–		24,955	$608,160

Invesco Main Street Small Cap Fund, Class R6	6.13%	501,079	82,489	(8,178)	(111,198)	2,785	–		27,405	466,977

Invesco PureBetaSM MSCI USA ETF	19.92%	1,197,089	683,553	(18,369)	(347,169)	3,449	10,841		40,312	1,518,553

Invesco Russell 1000 Dynamic Multifactor ETF	18.98%	1,504,217	285,600	(40,923)	(306,984)	4,848	9,753		35,124	1,446,758

Invesco S&P SmallCap Low Volatility ETF	3.58%	274,150	46,624	(4,730)	(43,970)	850	3,527		6,129	272,924

Invesco U.S. Managed Volatility Fund, Class R6	16.12%	1,271,352	221,446	(6,111)	(258,924)	548	–		101,515	1,228,311

Total Domestic Equity Funds		5,401,544	1,525,678	(82,641)	(1,315,364)	12,466	24,121			5,541,683

Fixed Income Funds–5.23%
Invesco Intermediate Bond Factor Fund, Class R6	2.08%	151,843	28,799	(2,440)	(19,396)	(68)	1,519		16,604	158,738

Invesco Taxable Municipal Bond ETF	2.10%	151,781	36,591	(2,064)	(26,595)	(74)	2,240		5,759	159,639

Invesco Variable Rate Investment Grade ETF	1.05%	75,857	7,302	(1,729)	(1,320)	3	366		3,250	80,113

Total Fixed Income Funds		379,481	72,692	(6,233)	(47,311)	(139)	4,125			398,490

Foreign Equity Funds–22.18%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.77%	518,140	85,719	(133,395)	(57,280)	(49,851)	–		12,135	363,333

Invesco Developing Markets Fund, Class R6	4.53%	513,027	109,053	(146,552)	(65,473)	(64,676)	–		9,831	345,379

Invesco International Select Equity Fund, Class R6	1.46%	238,843	40,235	(115,219)	(5,893)	(46,674)	–		11,533	111,292

Invesco International Small-Mid Company Fund, Class R6	2.10%	169,327	61,279	(1,720)	(68,669)	(86)	–		4,217	160,131

Invesco PureBetaSM FTSE Developed ex-North America ETF	4.41%	310,760	107,310	(5,148)	(77,420)	227	7,032		14,461	335,729

Invesco RAFI™ Strategic Developed ex-US ETF	3.01%	237,709	36,442	(11,973)	(33,800)	1,221	4,680		8,735	229,599

Invesco S&P International Developed Low Volatility ETF	1.90%	151,652	17,820	(2,256)	(22,536)	107	4,018		5,244	144,787

Total Foreign Equity Funds		2,139,458	457,858	(416,263)	(331,071)	(159,732)	15,730			1,690,250

Money Market Funds–1.17%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.42%	36,215	517,923	(522,010)	–	–	43		32,128	32,128

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.27%	23,461	369,944	(372,865)	2	(16)	26		20,528	20,526

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.48%	41,389	591,911	(596,583)	–	–	41		36,717	36,717

Total Money Market Funds		101,065	1,479,778	(1,491,458)	2	(16)	110			89,371

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $8,310,287)	101.29%	8,021,548	3,536,006	(1,996,595)	(1,693,744)	(147,421)	44,086			7,719,794

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 1.38%(c)	–	–	726,076	(726,076)	–	–	6	(d)	–	–

Invesco Private Prime Fund, 1.66%(c)	–	–	1,694,145	(1,694,145)	–	–	16	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	2,420,221	(2,420,221)	–	–	22			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $8,310,287)	101.29%	$8,021,548	$5,956,227	$(4,416,816)	$(1,693,744)	$(147,421)	$44,108			$7,719,794

OTHER ASSETS LESS LIABILITIES	(1.29)%									(98,113)

NET ASSETS	100.00%									$7,621,681

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                      Invesco Peak Retirement™ Funds

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Schedule of Investments in Affiliated Issuers–100.70%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Domestic Equity Funds–72.48%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.90%	$468,662	$235,158	$(17,449)	$(185,995)	$(8,420)	$–		20,187	$491,956

Invesco Main Street Small Cap Fund, Class R6	6.12%	366,309	116,206	(14,497)	(84,766)	(2,488)	–		22,345	380,764

Invesco PureBetaSM MSCI USA ETF	19.98%	880,586	676,681	(38,549)	(276,712)	1,857	8,725		33,020	1,243,863

Invesco Russell 1000 Dynamic Multifactor ETF	18.97%	1,114,386	340,581	(37,436)	(238,421)	1,643	7,889		28,666	1,180,753

Invesco S&P SmallCap Low Volatility ETF	3.54%	205,547	49,154	–	(34,188)	–	2,849		4,952	220,513

Invesco U.S. Managed Volatility Fund, Class R6	15.97%	936,993	298,278	(36,033)	(205,329)	648	–		82,195	994,557

Total Domestic Equity Funds		3,972,483	1,716,058	(143,964)	(1,025,411)	(6,760)	19,463			4,512,406

Fixed Income Funds–5.02%
Invesco Intermediate Bond Factor Fund, Class R6	2.02%	117,773	29,586	(5,998)	(14,910)	(766)	1,219		13,147	125,685

Invesco Taxable Municipal Bond ETF	2.01%	117,404	34,567	(5,125)	(20,247)	(1,000)	1,805		4,531	125,599

Invesco Variable Rate Investment Grade ETF	0.99%	58,716	7,981	(4,115)	(976)	(80)	288		2,496	61,526

Total Fixed Income Funds		293,893	72,134	(15,238)	(36,133)	(1,846)	3,312			312,810

Foreign Equity Funds–22.26%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.72%	381,932	131,362	(134,355)	(35,681)	(49,198)	–		9,822	294,060

Invesco Developing Markets Fund, Class R6	4.48%	382,309	153,795	(155,410)	(34,125)	(67,839)	–		7,934	278,730

Invesco International Select Equity Fund, Class R6	1.47%	176,022	45,764	(90,792)	(1,434)	(38,370)	–		9,450	91,190

Invesco International Small-Mid Company Fund, Class R6	2.16%	132,031	64,765	(6,912)	(54,390)	(1,073)	–		3,540	134,421

Invesco PureBetaSM FTSE Developed ex-North America ETF	4.49%	234,640	110,156	(3,673)	(60,585)	(1,108)	5,808		12,036	279,430

Invesco RAFI™ Strategic Developed ex-US ETF	2.98%	176,159	38,224	(2,645)	(25,577)	(563)	3,889		7,061	185,598

Invesco S&P International Developed Low Volatility ETF	1.96%	117,466	22,796	–	(18,033)	–	3,274		4,427	122,229

Total Foreign Equity Funds		1,600,559	566,862	(393,787)	(229,825)	(158,151)	12,971			1,385,658

Money Market Funds–0.94%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.30%	–	663,765	(645,129)	–	–	29		18,636	18,636

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.30%	9,691	474,118	(465,042)	1	(16)	34		18,754	18,752

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.34%	–	758,588	(737,290)	–	–	27		21,298	21,298

Total Money Market Funds		9,691	1,896,471	(1,847,461)	1	(16)	90			58,686

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $6,822,987)	100.70%	5,876,626	4,251,525	(2,400,450)	(1,291,368)	(166,773)	35,836			6,269,560

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.00%
Invesco Private Government Fund, 1.38%(c)	–	–	466,348	(466,348)	–	–	4	(d)	–	–

Invesco Private Prime Fund, 1.66%(c)	–	–	1,088,121	(1,088,121)	–	–	10	(d)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	–	1,554,469	(1,554,469)	–	–	14			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,822,987)	100.70%	$5,876,626	$5,805,994	$(3,954,919)	$(1,291,368)	$(166,773)	$35,850			$6,269,560

OTHER ASSETS LESS LIABILITIES	(0.70)%									(43,708)

NET ASSETS	100.00%									$6,225,852

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                      Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

June 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                      Invesco Peak Retirement™ Funds

Portfolio Composition*

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ Destination Fund
By fund type, based on total investments
Fixed Income Funds	50.09%

Equity Funds	28.61

Alternative Funds	10.75

Money Market Funds	10.55

Invesco Peak Retirement™ 2010 Fund
By fund type, based on total investments
Fixed Income Funds	51.89%

Equity Funds	33.16

Alternative Funds	9.55

Money Market Funds	5.40

Invesco Peak Retirement™ 2015 Fund
By fund type, based on total investments
Fixed Income Funds	49.82%

Equity Funds	35.39

Alternative Funds	6.80

Money Market Funds	7.99

Invesco Peak Retirement™ 2020 Fund
By fund type, based on total investments
Fixed Income Funds	48.95%

Equity Funds	39.22

Alternative Funds	5.20

Money Market Funds	6.63

Invesco Peak Retirement™ 2025 Fund
By fund type, based on total investments
Equity Funds	48.67%

Fixed Income Funds	44.52

Alternative Funds	4.98

Money Market Funds	1.83

Invesco Peak Retirement™ 2030 Fund
By fund type, based on total investments
Equity Funds	58.14%

Fixed Income Funds	34.59

Alternative Funds	4.89

Money Market Funds	2.38

Invesco Peak Retirement™ 2035 Fund
By fund type, based on total investments
Equity Funds	69.06%

Fixed Income Funds	25.08

Alternative Funds	4.82

Money Market Funds	1.04

Invesco Peak Retirement™ 2040 Fund
By fund type, based on total investments
Equity Funds	78.57%

Fixed Income Funds	16.30

Alternative Funds	2.50

Money Market Funds	2.63

Invesco Peak Retirement™ 2045 Fund
By fund type, based on total investments
Equity Funds	87.53%

Fixed Income Funds	11.19

Alternative Funds	0.36

Money Market Funds	0.92

Invesco Peak Retirement™ 2050 Fund
By fund type, based on total investments
Equity Funds	92.47%

Fixed Income Funds	6.24

Money Market Funds	1.29

Invesco Peak Retirement™ 2055 Fund
By fund type, based on total investments
Equity Funds	93.98%

Fixed Income Funds	4.95

Money Market Funds	1.07

Invesco Peak Retirement™ 2060 Fund
By fund type, based on total investments
Equity Funds	93.68%

Fixed Income Funds	5.16

Money Market Funds	1.16

Invesco Peak Retirement™ 2065 Fund
By fund type, based on total investments
Equity Funds	94.07%

Fixed Income Funds	4.99

Money Market Funds	0.94

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

Data presented here are as of June 30, 2022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43                      Invesco Peak Retirement™ Funds

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Assets:
Investments in affiliated underlying funds, at value*	$4,990,885	$635,999	$1,610,824	$10,378,541	$23,251,391	$37,866,534

Receivable for:
Fund shares sold	28	–	–	500	7,418	11,776

Dividends - affiliated underlying funds	4,657	451	1,470	7,505	11,583	15,247

Investment for trustee deferred compensation and retirement plans	18,037	3,358	18,030	18,052	18,085	18,111

Other assets	49,099	54,690	48,151	49,478	49,877	57,200

Total assets	5,062,706	694,498	1,678,475	10,454,076	23,338,354	37,968,868

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	4,037	501	1,236	6,570	131,729	176,943

Fund shares reacquired	–	–	–	–	2,696	42,646

Collateral upon return of securities loaned	269,952	–	37,216	170,816	68,355	447,921

Accrued fees to affiliates	41,486	23,692	26,487	104,424	8,028	14,839

Accrued trustees’ and officers’ fees and benefits	2,859	3,362	3,348	3,163	3,523	3,213

Accrued other operating expenses	28,565	28,955	27,582	26,897	28,265	26,584

Trustee deferred compensation and retirement plans	18,037	3,358	18,030	18,052	18,085	18,111

Total liabilities	364,936	59,868	113,899	329,922	260,681	730,257

Net assets applicable to shares outstanding	$4,697,770	$634,630	$1,564,576	$10,124,154	$23,077,673	$37,238,611

Net assets consist of:
Shares of beneficial interest	$5,083,498	$695,719	$1,685,799	$11,053,030	$25,361,018	$41,123,291

Distributable earnings (loss)	(385,728)	(61,089)	(121,223)	(928,876)	(2,283,345)	(3,884,680)

	$4,697,770	$634,630	$1,564,576	$10,124,154	$23,077,673	$37,238,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44                      Invesco Peak Retirement™ Funds

Statement of Assets and Liabilities–(continued)

June 30, 2022

(Unaudited)

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Net Assets:
Class A	$4,087,928	$313,183	$ 829,009	$6,961,885	$16,838,054	$23,916,761

Class C	$ 101,532	$ 36,565	$ 156,510	$1,160,001	$2,869,256	$4,988,537

Class R	$ 203,499	$ 39,092	$ 157,322	$1,780,124	$3,198,945	$8,034,046

Class Y	$ 37,732	$ 9,111	$ 38,350	$108,893	$151,915	$279,917

Class R5	$ 94,318	$ 9,112	$ 95,859	$100,548	$10,082	$10,006

Class R6	$ 172,761	$227,567	$ 287,526	$12,703	$9,421	$9,344

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	433,817	34,487	86,932	697,691	1,674,318	2,352,020

Class C	10,774	4,047	16,556	117,443	290,057	497,971

Class R	21,573	4,309	16,559	179,157	319,447	794,676

Class Y	4,001	1,001	4,001	10,835	15,014	27,351

Class R5	10,001	1,001	10,001	10,001	997	978

Class R6	18,319	25,001	30,001	1,264	931	913

Class A:
Net asset value per share	$ 9.42	$ 9.08	$ 9.54	$9.98	$10.06	$10.17

Maximum offering price per share (Net asset value ÷ 94.50%)	$ 9.97	$ 9.61	$ 10.10	$10.56	$10.65	$10.76

Class C:
Net asset value and offering price per share	$ 9.42	$ 9.04	$ 9.45	$9.88	$9.89	$10.02

Class R:
Net asset value and offering price per share	$ 9.43	$ 9.07	$ 9.50	$9.94	$10.01	$10.11

Class Y:
Net asset value and offering price per share	$ 9.43	$ 9.10	$ 9.59	$10.05	$10.12	$10.23

Class R5:
Net asset value and offering price per share	$ 9.43	$ 9.10	$ 9.58	$10.05	$10.11	$10.23

Class R6:
Net asset value and offering price per share	$ 9.43	$ 9.10	$ 9.58	$10.05	$10.12	$10.23

Cost of Investments in affiliated underlying funds	$5,367,578	$704,366	$1,745,786	$11,443,658	$25,786,203	$42,014,612

*Includes securities on loan with an aggregate value of:	$ 263,859	$ –	$ 36,458	$167,335	$66,925	$438,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45                      Invesco Peak Retirement™ Funds

Statement of Assets and Liabilities–(continued)

June 30, 2022

(Unaudited)

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Assets:
Investments in affiliated underlying funds, at value*	$22,130,066	$24,314,745	$10,864,812	$17,765,290	$6,348,147	$7,719,794

Receivable for:
Fund shares sold	21,310	27,953	19,053	20,305	14,739	9,839

Dividends - affiliated underlying funds	5,469	5,063	669	973	235	301

Investment for trustee deferred compensation and retirement plans	18,070	18,073	18,053	18,061	18,038	18,042

Other assets	50,415	48,884	48,908	48,687	48,547	49,104

Total assets	22,225,330	24,414,718	10,951,495	17,853,316	6,429,706	7,797,080

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	93,465	66,840	46,922	110,296	36,744	51,210

Fund shares reacquired	3,542	–	–	583	2,187	3,986

Collateral upon return of securities loaned	–	426,608	–	–	–	–

Accrued fees to affiliates	8,311	9,929	106,582	8,667	59,524	71,369

Accrued trustees’ and officers’ fees and benefits	3,439	3,065	2,889	3,212	2,881	2,883

Accrued other operating expenses	27,233	27,020	28,532	27,035	28,225	27,909

Trustee deferred compensation and retirement plans	18,070	18,073	18,053	18,061	18,038	18,042

Total liabilities	154,060	551,535	202,978	167,854	147,599	175,399

Net assets applicable to shares outstanding	$22,071,270	$23,863,183	$10,748,517	$17,685,462	$6,282,107	$7,621,681

Net assets consist of:
Shares of beneficial interest	$24,351,224	$26,549,892	$11,726,020	$19,446,203	$6,759,004	$8,167,888

Distributable earnings (loss)	(2,279,954)	(2,686,709)	(977,503)	(1,760,741)	(476,897)	(546,207)

	$22,071,270	$23,863,183	$10,748,517	$17,685,462	$6,282,107	$7,621,681

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46                      Invesco Peak Retirement™ Funds

Statement of Assets and Liabilities–(continued)

June 30, 2022

(Unaudited)

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Net Assets:
Class A	$12,312,858	$14,420,914	$5,600,140	$10,087,926	$3,428,220	$4,192,306

Class C	$3,581,396	$2,780,572	$1,908,295	$2,759,762	$962,702	$761,300

Class R	$5,145,945	$5,967,931	$2,969,820	$4,383,474	$1,432,754	$2,168,552

Class Y	$1,012,025	$674,987	$143,492	$219,151	$68,623	$126,350

Class R5	$9,894	$9,771	$22,376	$107,575	$107,112	$107,930

Class R6	$9,152	$9,008	$104,394	$127,574	$282,696	$265,243

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,184,011	1,391,563	556,065	943,349	321,622	390,668

Class C	349,467	272,141	193,096	262,748	91,850	72,090

Class R	497,670	580,007	296,869	413,468	135,344	203,390

Class Y	96,731	64,751	14,178	20,372	6,415	11,707

Class R5	946	938	2,209	10,001	10,001	10,001

Class R6	875	864	10,314	11,859	26,399	24,582

Class A:
Net asset value per share	$10.40	$10.36	$10.07	$10.69	$10.66	$10.73

Maximum offering price per share (Net asset value ÷ 94.50%)	$11.01	$10.96	$10.66	$11.31	$11.28	$11.35

Class C:
Net asset value and offering price per share	$10.25	$10.22	$9.88	$10.50	$10.48	$10.56

Class R:
Net asset value and offering price per share	$10.34	$10.29	$10.00	$10.60	$10.59	$10.66

Class Y:
Net asset value and offering price per share	$10.46	$10.42	$10.12	$10.76	$10.70	$10.79

Class R5:
Net asset value and offering price per share	$10.46	$10.42	$10.13	$10.76	$10.71	$10.79

Class R6:
Net asset value and offering price per share	$10.46	$10.43	$10.12	$10.76	$10.71	$10.79

Cost of Investments in affiliated underlying funds	$24,559,042	$27,119,479	$11,970,790	$19,664,056	$6,895,631	$8,310,287

* Includes securities on loan with an aggregate value of:	$–	$417,892	$–	$–	$–	$–

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47                      Invesco Peak Retirement™ Funds

Statement of Assets and Liabilities–(continued)

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Assets:
Investments in affiliated underlying funds, at value*	$6,269,560

Receivable for:
Fund shares sold	17,968

Dividends - affiliated underlying funds	244

Investment for trustee deferred compensation and retirement plans	18,037

Other assets	51,294

Total assets	6,357,103

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	27,570

Accrued fees to affiliates	54,274

Accrued trustees’ and officers’ fees and benefits	2,829

Accrued other operating expenses	28,541

Trustee deferred compensation and retirement plans	18,037

Total liabilities	131,251

Net assets applicable to shares outstanding	$6,225,852

Net assets consist of:
Shares of beneficial interest	$6,750,102

Distributable earnings (loss)	(524,250)

$6,225,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48                      Invesco Peak Retirement™ Funds

Statement of Assets and Liabilities–(continued)

June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Net Assets:
Class A	$3,790,082

Class C	$829,024

Class R	$879,226

Class Y	$351,621

Class R5	$108,437

Class R6	$267,462

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	347,253

Class C	78,350

Class R	82,005

Class Y	32,430

Class R5	10,001

Class R6	24,671

Class A:
Net asset value per share	$10.91

Maximum offering price per share (Net asset value ÷ 94.50%)	$11.54

Class C:
Net asset value and offering price per share	$10.58

Class R:
Net asset value and offering price per share	$10.72

Class Y:
Net asset value and offering price per share	$10.84

Class R5:
Net asset value and offering price per share	$10.84

Class R6:
Net asset value and offering price per share	$10.84

Cost of Investments in affiliated underlying funds	$6,822,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49                      Invesco Peak Retirement™ Funds

Statements of Operations

For the six months ended June 30, 2022

(Unaudited)

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Investment income:
Dividends from affiliated underlying funds	$86,819	$10,232	$27,011	$145,503	$247,600	$332,480

Securities lending income	2,502	–	268	1,904	1,878	4,495

Total investment income	89,321	10,232	27,279	147,407	249,478	336,975

Expenses:
Administrative services fees	391	41	118	913	1,841	2,901

Custodian fees	16,841	15,497	16,288	16,462	17,061	17,196

Distribution fees:
Class A	5,332	327	1,071	9,675	22,427	30,844

Class C	548	149	803	7,165	14,630	26,191

Class R	523	69	400	4,735	7,000	19,880

Transfer agent fees – A, C, R and Y	1,698	–	699	5,789	9,474	23,482

Transfer agent fees – R5	20	1	19	31	2	2

Transfer agent fees – R6	37	31	58	4	2	2

Trustees’ and officers’ fees and benefits	7,839	9,009	8,255	7,685	7,537	7,735

Registration and filing fees	34,625	9,424	31,368	32,792	32,876	35,205

Reports to shareholders	4,150	–	4,412	4,461	4,701	4,695

Professional services fees	19,992	56,930	23,806	17,276	16,785	17,362

Other	5,185	3,469	5,253	5,077	5,321	4,877

Total expenses	97,181	94,947	92,550	112,065	139,657	190,372

Less: Expenses reimbursed	(89,718)	(94,134)	(89,763)	(87,321)	(90,042)	(105,840)

Net expenses	7,463	813	2,787	24,744	49,615	84,532

Net investment income	81,858	9,419	24,492	122,663	199,863	252,443

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	8,217	(2,404)	2,358	(67,344)	(181,825)	(466,797)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(631,239)	(70,994)	(211,260)	(1,661,571)	(4,134,992)	(7,026,324)

Net realized and unrealized gain (loss)	(623,022)	(73,398)	(208,902)	(1,728,915)	(4,316,817)	(7,493,121)

Net increase (decrease) in net assets resulting from operations	$(541,164)	$(63,979)	$(184,410)	$(1,606,252)	$(4,116,954)	$(7,240,678)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50                      Invesco Peak Retirement™ Funds

Statements of Operations–(continued)

For the six months ended June 30, 2022

(Unaudited)

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Investment income:
Dividends from affiliated underlying funds	$163,887	$158,141	$64,333	$103,120	$35,229	$44,086

Securities lending income	561	4,714	324	2,914	251	323

Total investment income	164,448	162,855	64,657	106,034	35,480	44,409

Expenses:
Administrative services fees	1,568	1,847	743	1,361	442	574

Custodian fees	16,709	16,723	16,955	16,461	16,338	16,166

Distribution fees:
Class A	14,706	17,911	6,613	12,647	4,037	5,226

Class C	18,264	14,483	10,241	14,370	4,953	3,645

Class R	12,667	15,466	7,089	11,322	3,346	5,571

Transfer agent fees – A, C, R and Y	14,246	20,184	11,964	22,799	10,550	10,878

Transfer agent fees – R5	1	2	4	27	23	24

Transfer agent fees – R6	1	2	18	32	62	59

Trustees’ and officers’ fees and benefits	7,569	7,530	7,812	7,675	7,802	7,810

Registration and filing fees	32,347	33,206	32,003	32,959	31,563	31,608

Reports to shareholders	4,375	4,819	4,364	4,705	4,452	4,300

Professional services fees	17,298	17,300	20,459	20,075	18,451	20,035

Other	5,419	5,361	5,480	5,744	5,278	5,179

Total expenses	145,170	154,834	123,745	150,177	107,297	111,075

Less: Expenses reimbursed	(95,212)	(99,745)	(96,113)	(105,536)	(92,724)	(93,810)

Net expenses	49,958	55,089	27,632	44,641	14,573	17,265

Net investment income	114,490	107,766	37,025	61,393	20,907	27,144

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(304,459)	(421,355)	(165,394)	(362,102)	(121,073)	(147,421)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(4,201,961)	(5,003,501)	(2,287,528)	(3,892,327)	(1,322,069)	(1,693,744)

Net realized and unrealized gain (loss)	(4,506,420)	(5,424,856)	(2,452,922)	(4,254,429)	(1,443,142)	(1,841,165)

Net increase (decrease) in net assets resulting from operations	$(4,391,930)	$(5,317,090)	$(2,415,897)	$(4,193,036)	$(1,422,235)	$(1,814,021)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51                      Invesco Peak Retirement™ Funds

Statements of Operations–(continued)

For the six months ended June 30, 2022

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

Investment income:

Dividends from affiliated underlying funds	$35,836

Securities lending income	197

Total investment income	36,033

Expenses:
Administrative services fees	440

Custodian fees	16,366

Distribution fees:
Class A	4,706

Class C	4,299

Class R	1,853

Transfer agent fees – A, C, R and Y	10,406

Transfer agent fees – R5	21

Transfer agent fees – R6	52

Trustees’ and officers’ fees and benefits	7,827

Registration and filing fees	31,584

Reports to shareholders	4,493

Professional services fees	18,539

Other	5,096

Total expenses	105,682

Less: Expenses reimbursed	(92,556)

Net expenses	13,126

Net investment income	22,907

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(166,773)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(1,291,368)

Net realized and unrealized gain (loss)	(1,458,141)

Net increase (decrease) in net assets resulting from operations	$(1,435,234)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	Invesco Peak Retirement™ Destination Fund		Invesco Peak Retirement™ 2010 Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Operations:
Net investment income	$81,858	$116,854	$9,419	$7,745

Net realized gain (loss)	8,217	99,323	(2,404)	1,021

Change in net unrealized appreciation (depreciation)	(631,239)	103,691	(70,994)	2,627

Net increase (decrease) in net assets resulting from operations	(541,164)	319,868	(63,979)	11,393

Distributions to shareholders from distributable earnings:
Class A	(58,885)	(122,091)	–	(3,991)

Class C	(1,069)	(4,689)	–	(293)

Class R	(2,626)	(4,481)	–	(147)

Class Y	(607)	(1,533)	–	(170)

Class R5	(1,518)	(3,830)	–	(170)

Class R6	(2,781)	(10,099)	–	(4,234)

Total distributions from distributable earnings	(67,486)	(146,723)	–	(9,005)

Share transactions–net:
Class A	330,745	2,200,144	88,637	255,454

Class C	(64,806)	52,186	16,455	23,677

Class R	10,098	174,752	31,958	10,010

Class Y	–	–	–	10,010

Class R5	–	–	–	10,010

Class R6	–	(125,000)	–	250,010

Net increase (decrease) in net assets resulting from share transactions	276,037	2,302,082	137,050	559,171

Net increase (decrease) in net assets	(332,613)	2,475,227	73,071	561,559

Net assets:
Beginning of period	5,030,383	2,555,156	561,559	–

End of period	$4,697,770	$5,030,383	$634,630	$561,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	Invesco Peak Retirement™ 2015 Fund		Invesco Peak Retirement™ 2020 Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Operations:
Net investment income	$24,492	$37,375	$122,663	$191,194

Net realized gain (loss)	2,358	55,519	(67,344)	271,443

Change in net unrealized appreciation (depreciation)	(211,260)	19,689	(1,661,571)	337,450

Net increase (decrease) in net assets resulting from operations	(184,410)	112,583	(1,606,252)	800,087

Distributions to shareholders from distributable earnings:
Class A	–	(42,807)	–	(213,028)

Class C	–	(4,266)	–	(31,885)

Class R	–	(7,309)	–	(49,260)

Class Y	–	(2,263)	–	(3,278)

Class R5	–	(5,656)	–	(3,290)

Class R6	–	(16,965)	–	(415)

Total distributions from distributable earnings	–	(79,266)	–	(301,156)

Share transactions–net:
Class A	37,735	354,103	(453,497)	5,145,005

Class C	44,791	79,853	(331,255)	687,349

Class R	15,265	33,255	(108,988)	992,508

Class Y	–	–	7,739	18,996

Class R5	–	–	–	–

Class R6	–	–	–	(342,261)

Net increase (decrease) in net assets resulting from share transactions	97,791	467,211	(886,001)	6,501,597

Net increase (decrease) in net assets	(86,619)	500,528	(2,492,253)	7,000,528

Net assets:
Beginning of period	1,651,195	1,150,667	12,616,407	5,615,879

End of period	$1,564,576	$1,651,195	$10,124,154	$12,616,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	Invesco Peak Retirement™ 2025 Fund		Invesco Peak Retirement™ 2030 Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Operations:
Net investment income	$199,863	$337,181	$252,443	$461,001

Net realized gain (loss)	(181,825)	600,088	(466,797)	1,024,157

Change in net unrealized appreciation (depreciation)	(4,134,992)	773,451	(7,026,324)	1,715,655

Net increase (decrease) in net assets resulting from operations	(4,116,954)	1,710,720	(7,240,678)	3,200,813

Distributions to shareholders from distributable earnings:
Class A	–	(583,246)	–	(685,743)

Class C	–	(68,321)	–	(113,045)

Class R	–	(78,006)	–	(195,139)

Class Y	–	(5,978)	–	(8,986)

Class R5	–	(400)	–	(354)

Class R6	–	(373)	–	(330)

Total distributions from distributable earnings	–	(736,324)	–	(1,003,597)

Share transactions–net:
Class A	1,098,428	8,885,404	2,479,402	10,496,539

Class C	552,717	620,530	393,663	3,261,560

Class R	912,596	1,274,847	1,393,193	5,212,127

Class Y	(2,600)	58,095	2,164	152,458

Class R5	–	(11,500)	–	(13,200)

Class R6	–	(241,000)	–	(247,800)

Net increase (decrease) in net assets resulting from share transactions	2,561,141	10,586,376	4,268,422	18,861,684

Net increase (decrease) in net assets	(1,555,813)	11,560,772	(2,972,256)	21,058,900

Net assets:
Beginning of period	24,633,486	13,072,714	40,210,867	19,151,967

End of period	$23,077,673	$24,633,486	$37,238,611	$40,210,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	Invesco Peak Retirement™ 2035 Fund		Invesco Peak Retirement™ 2040 Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Operations:
Net investment income	$114,490	$197,149	$107,766	$178,691

Net realized gain (loss)	(304,459)	568,961	(421,355)	859,336

Change in net unrealized appreciation (depreciation)	(4,201,961)	950,355	(5,003,501)	1,315,285

Net increase (decrease) in net assets resulting from operations	(4,391,930)	1,716,465	(5,317,090)	2,353,312

Distributions to shareholders from distributable earnings:
Class A	–	(238,266)	–	(380,303)

Class C	–	(57,018)	–	(61,528)

Class R	–	(87,421)	–	(152,803)

Class Y	–	(22,894)	–	(20,701)

Class R5	–	(279)	–	(341)

Class R6	–	(258)	–	(315)

Total distributions from distributable earnings	–	(406,136)	–	(615,991)

Share transactions–net:
Class A	2,979,085	6,842,713	2,526,037	9,845,398

Class C	495,343	1,297,132	305,355	1,690,961

Class R	1,266,611	2,778,093	749,043	3,635,819

Class Y	189,001	181,478	65,137	148,539

Class R5	–	(15,300)	–	(15,800)

Class R6	–	(255,600)	–	(259,627)

Net increase (decrease) in net assets resulting from share transactions	4,930,040	10,828,516	3,645,572	15,045,290

Net increase (decrease) in net assets	538,110	12,138,845	(1,671,518)	16,782,611

Net assets:
Beginning of period	21,533,160	9,394,315	25,534,701	8,752,090

End of period	$22,071,270	$21,533,160	$23,863,183	$25,534,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	Invesco Peak Retirement™ 2045 Fund		Invesco Peak Retirement™ 2050 Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Operations:
Net investment income	$37,025	$59,353	$61,393	$104,818

Net realized gain (loss)	(165,394)	798,815	(362,102)	632,926

Change in net unrealized appreciation (depreciation)	(2,287,528)	337,220	(3,892,327)	1,259,118

Net increase (decrease) in net assets resulting from operations	(2,415,897)	1,195,388	(4,193,036)	1,996,862

Distributions to shareholders from distributable earnings:
Class A	–	(302,919)	–	(130,266)

Class C	–	(109,043)	–	(20,742)

Class R	–	(146,818)	–	(50,988)

Class Y	–	(9,954)	–	(3,548)

Class R5	–	(1,836)	–	(2,009)

Class R6	–	(8,574)	–	(2,383)

Total distributions from distributable earnings	–	(579,144)	–	(209,936)

Share transactions–net:
Class A	1,421,324	1,504,835	2,215,428	6,370,678

Class C	348,333	868,924	383,078	1,613,084

Class R	990,281	1,056,939	612,908	3,198,334

Class Y	(15,047)	90,962	11,864	25,547

Class R5	–	–	–	–

Class R6	–	(151,323)	–	(252,177)

Net increase (decrease) in net assets resulting from share transactions	2,744,891	3,370,337	3,223,278	10,955,466

Net increase (decrease) in net assets	328,994	3,986,581	(969,758)	12,742,392

Net assets:
Beginning of period	10,419,523	6,432,942	18,655,220	5,912,828

End of period	$10,748,517	$10,419,523	$17,685,462	$18,655,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	Invesco Peak Retirement™ 2055 Fund		Invesco Peak Retirement™ 2060 Fund
	June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021

Operations:
Net investment income	$20,907	$33,473	$27,144	$48,523

Net realized gain (loss)	(121,073)	291,103	(147,421)	268,291

Change in net unrealized appreciation (depreciation)	(1,322,069)	316,026	(1,693,744)	568,481

Net increase (decrease) in net assets resulting from operations	(1,422,235)	640,602	(1,814,021)	885,295

Distributions to shareholders from distributable earnings:
Class A	–	(66,088)	–	(45,493)

Class C	–	(14,818)	–	(3,877)

Class R	–	(22,001)	–	(21,456)

Class Y	–	(1,616)	–	(2,068)

Class R5	–	(3,165)	–	(1,789)

Class R6	–	(8,355)	–	(4,398)

Total distributions from distributable earnings	–	(116,043)	–	(79,081)

Share transactions–net:
Class A	975,593	1,380,513	955,822	1,828,671

Class C	195,450	466,789	197,010	353,917

Class R	536,693	634,653	332,364	1,294,374

Class Y	(2,418)	24,729	(276)	50,517

Class R5	–	–	–	–

Class R6	–	(50,468)	–	(75,705)

Net increase (decrease) in net assets resulting from share transactions	1,705,318	2,456,216	1,484,920	3,451,774

Net increase (decrease) in net assets	283,083	2,980,775	(329,101)	4,257,988

Net assets:
Beginning of period	5,999,024	3,018,249	7,950,782	3,692,794

End of period	$6,282,107	$5,999,024	$7,621,681	$7,950,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58                      Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	Invesco Peak Retirement™ 2065 Fund
	June 30, 2022	December 31, 2021

Operations:
Net investment income	$22,907	$35,826

Net realized gain (loss)	(166,773)	282,443

Change in net unrealized appreciation (depreciation)	(1,291,368)	324,919

Net increase (decrease) in net assets resulting from operations	(1,435,234)	643,188

Distributions to shareholders from distributable earnings:
Class A	–	(75,209)

Class C	–	(14,232)

Class R	–	(13,144)

Class Y	–	(8,069)

Class R5	–	(3,303)

Class R6	–	(8,149)

Total distributions from distributable earnings	–	(122,106)

Share transactions–net:
Class A	1,150,638	1,672,785

Class C	166,634	507,429

Class R	386,065	302,528

Class Y	28,353	172,572

Class R5	–	–

Class R6	–	(75,693)

Net increase (decrease) in net assets resulting from share transactions	1,731,690	2,579,621

Net increase (decrease) in net assets	296,456	3,100,703

Net assets:
Beginning of period	5,929,396	2,828,693

End of period	$6,225,852	$5,929,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59                      Invesco Peak Retirement™ Funds

Financial Highlights

(Unaudited)

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Peak Retirement™ Destination Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$10.67	$0.17	$(1.28)	$(1.11)	$(0.14)	$ –	$(0.14)	$ 9.42	(10.49)%	$4,088	0.29	%(f)	3.95	%(f)	3.35	%(f)	19%
Year ended 12/31/21	10.14	0.29	0.60	0.89	(0.31)	(0.05)	(0.36)	10.67	8.84	4,286	0.30		3.73		2.77		48
Year ended 12/31/20	10.17	0.30	0.05	0.35	(0.37)	(0.01)	(0.38)	10.14	3.71	1,948	0.35		11.12		3.11		130
Year ended 12/31/19	9.27	0.40	0.93	1.33	(0.37)	(0.06)	(0.43)	10.17	14.50	486	0.37		21.66		3.97		30
Period ended 12/31/18(g)	10.00	0.34	(0.72)	(0.38)	(0.35)	–	(0.35)	9.27	(3.90)	38	0.37	(f)	52.02	(f)	3.47	(f)	4
Class C
Six months ended 06/30/22	10.67	0.13	(1.28)	(1.15)	(0.10)	–	(0.10)	9.42	(10.83)	102	1.04	(f)	4.70	(f)	2.60	(f)	19
Year ended 12/31/21	10.14	0.21	0.60	0.81	(0.23)	(0.05)	(0.28)	10.67	8.08	180	1.05		4.48		2.02		48
Year ended 12/31/20	10.16	0.23	0.06	0.29	(0.30)	(0.01)	(0.31)	10.14	3.03	119	1.10		11.87		2.36		130
Year ended 12/31/19	9.27	0.32	0.92	1.24	(0.29)	(0.06)	(0.35)	10.16	13.53	93	1.12		22.41		3.22		30
Period ended 12/31/18(g)	10.00	0.26	(0.71)	(0.45)	(0.28)	–	(0.28)	9.27	(4.56)	9	1.12	(f)	52.77	(f)	2.72	(f)	4
Class R
Six months ended 06/30/22	10.68	0.16	(1.28)	(1.12)	(0.13)	–	(0.13)	9.43	(10.59)	203	0.54	(f)	4.20	(f)	3.10	(f)	19
Year ended 12/31/21	10.14	0.27	0.59	0.86	(0.27)	(0.05)	(0.32)	10.68	8.63	219	0.55		3.98		2.52		48
Year ended 12/31/20	10.17	0.28	0.05	0.33	(0.35)	(0.01)	(0.36)	10.14	3.45	42	0.60		11.37		2.86		130
Year ended 12/31/19	9.27	0.37	0.93	1.30	(0.34)	(0.06)	(0.40)	10.17	14.21	10	0.62		21.91		3.72		30
Period ended 12/31/18(g)	10.00	0.31	(0.72)	(0.41)	(0.32)	–	(0.32)	9.27	(4.12)	9	0.62	(f)	52.27	(f)	3.22	(f)	4
Class Y
Six months ended 06/30/22	10.67	0.18	(1.27)	(1.09)	(0.15)	–	(0.15)	9.43	(10.28)	38	0.04	(f)	3.70	(f)	3.60	(f)	19
Year ended 12/31/21	10.15	0.32	0.58	0.90	(0.33)	(0.05)	(0.38)	10.67	9.01	43	0.05		3.48		3.02		48
Year ended 12/31/20	10.17	0.32	0.06	0.38	(0.39)	(0.01)	(0.40)	10.15	4.07	41	0.10		10.87		3.36		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	41	0.12		21.41		4.22		30
Period ended 12/31/18(g)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	37	0.12	(f)	51.77	(f)	3.72	(f)	4
Class R5
Six months ended 06/30/22	10.67	0.18	(1.27)	(1.09)	(0.15)	–	(0.15)	9.43	(10.28)	94	0.04	(f)	3.67	(f)	3.60	(f)	19
Year ended 12/31/21	10.15	0.32	0.58	0.90	(0.33)	(0.05)	(0.38)	10.67	9.01	107	0.05		3.39		3.02		48
Year ended 12/31/20	10.17	0.32	0.06	0.38	(0.39)	(0.01)	(0.40)	10.15	4.07	101	0.10		10.73		3.36		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	102	0.12		21.26		4.22		30
Period ended 12/31/18(g)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	93	0.12	(f)	51.22	(f)	3.72	(f)	4
Class R6
Six months ended 06/30/22	10.67	0.18	(1.27)	(1.09)	(0.15)	–	(0.15)	9.43	(10.28)	173	0.04	(f)	3.67	(f)	3.60	(f)	19
Year ended 12/31/21	10.14	0.32	0.59	0.91	(0.33)	(0.05)	(0.38)	10.67	9.11	196	0.05		3.39		3.02		48
Year ended 12/31/20	10.17	0.32	0.05	0.37	(0.39)	(0.01)	(0.40)	10.14	3.97	304	0.10		10.73		3.45		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	(0.45)	10.17	14.66	305	0.12		21.26		4.22		30
Period ended 12/31/18(g)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	(0.37)	9.28	(3.57)	278	0.12	(f)	51.22	(f)	3.72	(f)	4

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.46%, 0.50%, 0.47% and 0.44% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2010 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$10.13	$0.15	$(1.20)	$(1.05)	$ –	$ 9.08	(10.36)%	$313	0.34	%(f)	32.79	%(f)	3.20	%(f)	9%
Period ended 12/31/21(g)	10.00	0.19	0.10	0.29	(0.16)	10.13	2.94	254	0.35	(f)	55.68	(f)	2.86	(f)	2
Class C
Six months ended 06/30/22	10.12	0.12	(1.20)	(1.08)	–	9.04	(10.67)	37	1.09	(f)	33.54	(f)	2.45	(f)	9
Period ended 12/31/21(g)	10.00	0.14	0.11	0.25	(0.13)	10.12	2.47	24	1.10	(f)	56.43	(f)	2.11	(f)	2
Class R
Six months ended 06/30/22	10.13	0.14	(1.20)	(1.06)	–	9.07	(10.46)	39	0.59	(f)	33.04	(f)	2.95	(f)	9
Period ended 12/31/21(g)	10.00	0.18	0.10	0.28	(0.15)	10.13	2.78	10	0.60	(f)	55.93	(f)	2.61	(f)	2
Class Y
Six months ended 06/30/22	10.15	0.17	(1.22)	(1.05)	–	9.10	(10.34)	9	0.09	(f)	32.54	(f)	3.45	(f)	9
Period ended 12/31/21(g)	10.00	0.21	0.11	0.32	(0.17)	10.15	3.21	10	0.10	(f)	55.43	(f)	3.11	(f)	2
Class R5
Six months ended 06/30/22	10.15	0.17	(1.22)	(1.05)	–	9.10	(10.34)	9	0.09	(f)	32.74	(f)	3.45	(f)	9
Period ended 12/31/21(g)	10.00	0.21	0.11	0.32	(0.17)	10.15	3.21	10	0.10	(f)	54.32	(f)	3.11	(f)	2
Class R6
Six months ended 06/30/22	10.15	0.17	(1.22)	(1.05)	–	9.10	(10.34)	228	0.09	(f)	32.74	(f)	3.45	(f)	9
Period ended 12/31/21(g)	10.00	0.21	0.11	0.32	(0.17)	10.15	3.21	254	0.10	(f)	54.32	(f)	3.11	(f)	2

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses, which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which they invest. Because the underlying funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Funds invests in. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Funds’ total return. Estimated acquired fund fees from underlying funds were 0.41% and 0.39% for the six months ended June 30, 2022 and for the year ended December 31, 2021, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2015 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$10.68	$0.15	$(1.29)	$(1.14)	$ –	$ –	$ –	$ 9.54	(10.67)%	$829	0.31	%(f)	11.38	%(f)	3.05	%(f)	9%
Year ended 12/31/21	10.36	0.27	0.59	0.86	(0.30)	(0.24)	(0.54)	10.68	8.37	888	0.32		10.91		2.47		69
Year ended 12/31/20	10.30	0.31	0.05	0.36	(0.30)	(0.00)	(0.30)	10.36	3.53	520	0.36		18.52		3.13		75
Year ended 12/31/19	9.35	0.36	0.98	1.34	(0.33)	(0.06)	(0.39)	10.30	14.25	181	0.39		23.68		3.54		68
Period ended 12/31/18(g)	10.00	0.31	(0.68)	(0.37)	(0.28)	–	(0.28)	9.35	(3.73)	121	0.38	(f)	45.25	(f)	3.11	(f)	5
Class C
Six months ended 06/30/22	10.63	0.11	(1.29)	(1.18)	–	–	–	9.45	(11.10)	157	1.06	(f)	12.13	(f)	2.30	(f)	9
Year ended 12/31/21	10.29	0.19	0.60	0.79	(0.21)	(0.24)	(0.45)	10.63	7.68	131	1.07		11.66		1.72		69
Year ended 12/31/20	10.28	0.23	0.05	0.28	(0.27)	(0.00)	(0.27)	10.29	2.81	50	1.11		19.27		2.38		75
Year ended 12/31/19	9.30	0.27	0.97	1.24	(0.20)	(0.06)	(0.26)	10.28	13.29	10	1.14		24.43		2.79		68
Period ended 12/31/18(g)	10.00	0.23	(0.67)	(0.44)	(0.26)	–	(0.26)	9.30	(4.42)	109	1.13	(f)	46.00	(f)	2.36	(f)	5
Class R
Six months ended 06/30/22	10.66	0.14	(1.30)	(1.16)	–	–	–	9.50	(10.88)	157	0.56	(f)	11.63	(f)	2.80	(f)	9
Year ended 12/31/21	10.33	0.24	0.60	0.84	(0.27)	(0.24)	(0.51)	10.66	8.20	161	0.57		11.16		2.22		69
Year ended 12/31/20	10.28	0.29	0.05	0.34	(0.29)	(0.00)	(0.29)	10.33	3.37	123	0.61		18.77		2.88		75
Year ended 12/31/19	9.34	0.33	0.96	1.29	(0.29)	(0.06)	(0.35)	10.28	13.78	10	0.64		23.93		3.29		68
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.27)	–	(0.27)	9.34	(3.90)	9	0.63	(f)	45.50	(f)	2.86	(f)	5
Class Y
Six months ended 06/30/22	10.72	0.17	(1.30)	(1.13)	–	–	–	9.59	(10.54)	38	0.06	(f)	11.13	(f)	3.30	(f)	9
Year ended 12/31/21	10.39	0.30	0.60	0.90	(0.33)	(0.24)	(0.57)	10.72	8.68	43	0.07		10.66		2.72		69
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	42	0.11		18.27		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	41	0.14		23.43		3.79		68
Period ended 12/31/18(g)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	37	0.13	(f)	45.00	(f)	3.36	(f)	5
Class R5
Six months ended 06/30/22	10.72	0.17	(1.31)	(1.14)	–	–	–	9.58	(10.63)	96	0.06	(f)	11.06	(f)	3.30	(f)	9
Year ended 12/31/21	10.39	0.30	0.60	0.90	(0.33)	(0.24)	(0.57)	10.72	8.68	107	0.07		10.52		2.72		69
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	104	0.11		18.09		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	103	0.14		23.23		3.79		68
Period ended 12/31/18(g)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	94	0.13	(f)	44.65	(f)	3.36	(f)	5
Class R6
Six months ended 06/30/22	10.72	0.17	(1.31)	(1.14)	–	–	–	9.58	(10.63)	288	0.06	(f)	11.06	(f)	3.30	(f)	9
Year ended 12/31/21	10.39	0.30	0.60	0.90	(0.33)	(0.24)	(0.57)	10.72	8.68	322	0.07		10.52		2.72		69
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	312	0.11		18.09		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	309	0.14		23.23		3.79		68
Period ended 12/31/18(g)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	281	0.13	(f)	44.65	(f)	3.36	(f)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.43%, 0.47%, 0.46% and 0.41% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2020 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$11.48	$0.12	$(1.62)	$(1.50)	$ –	$ –	$ –	$ 9.98	(13.07)%	$6,962	0.30	%(f)	1.85	%(f)	2.31	%(f)	22%
Year ended 12/31/21	10.86	0.22	0.70	0.92	(0.24)	(0.06)	(0.30)	11.48	8.55	8,513	0.32		1.88		1.96		51
Year ended 12/31/20	10.35	0.25	0.48	0.73	(0.20)	(0.02)	(0.22)	10.86	7.12	3,105	0.38		6.05		2.46		78
Year ended 12/31/19	9.39	0.36	0.92	1.28	(0.23)	(0.09)	(0.32)	10.35	13.59	757	0.40		12.58		3.44		49
Period ended 12/31/18(g)	10.00	0.27	(0.62)	(0.35)	(0.25)	(0.01)	(0.26)	9.39	(3.52)	227	0.40	(f)	40.02	(f)	2.74	(f)	5
Class C
Six months ended 06/30/22	11.41	0.08	(1.61)	(1.53)	–	–	–	9.88	(13.41)	1,160	1.05	(f)	2.60	(f)	1.56	(f)	22
Year ended 12/31/21	10.79	0.14	0.70	0.84	(0.16)	(0.06)	(0.22)	11.41	7.79	1,698	1.07		2.63		1.21		51
Year ended 12/31/20	10.30	0.17	0.49	0.66	(0.15)	(0.02)	(0.17)	10.79	6.47	919	1.13		6.80		1.71		78
Year ended 12/31/19	9.38	0.27	0.92	1.19	(0.18)	(0.09)	(0.27)	10.30	12.74	302	1.15		13.33		2.69		49
Period ended 12/31/18(g)	10.00	0.19	(0.62)	(0.43)	(0.18)	(0.01)	(0.19)	9.38	(4.27)	115	1.15	(f)	40.77	(f)	1.99	(f)	5
Class R
Six months ended 06/30/22	11.44	0.11	(1.61)	(1.50)	–	–	–	9.94	(13.11)	1,780	0.55	(f)	2.10	(f)	2.06	(f)	22
Year ended 12/31/21	10.83	0.19	0.70	0.89	(0.22)	(0.06)	(0.28)	11.44	8.21	2,158	0.57		2.13		1.71		51
Year ended 12/31/20	10.33	0.22	0.49	0.71	(0.19)	(0.02)	(0.21)	10.83	6.88	1,063	0.63		6.30		2.21		78
Year ended 12/31/19	9.39	0.33	0.92	1.25	(0.22)	(0.09)	(0.31)	10.33	13.29	421	0.65		12.83		3.19		49
Period ended 12/31/18(g)	10.00	0.25	(0.62)	(0.37)	(0.23)	(0.01)	(0.24)	9.39	(3.75)	9	0.65	(f)	40.27	(f)	2.49	(f)	5
Class Y
Six months ended 06/30/22	11.55	0.14	(1.64)	(1.50)	–	–	–	10.05	(12.99)	109	0.05	(f)	1.60	(f)	2.56	(f)	22
Year ended 12/31/21	10.92	0.25	0.71	0.96	(0.27)	(0.06)	(0.33)	11.55	8.82	117	0.07		1.63		2.21		51
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	(0.24)	10.92	7.52	92	0.13		5.80		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	42	0.15		12.33		3.69		49
Period ended 12/31/18(g)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	38	0.15	(f)	39.77	(f)	2.99	(f)	5
Class R5
Six months ended 06/30/22	11.55	0.14	(1.64)	(1.50)	–	–	–	10.05	(12.99)	101	0.05	(f)	1.56	(f)	2.56	(f)	22
Year ended 12/31/21	10.92	0.25	0.71	0.96	(0.27)	(0.06)	(0.33)	11.55	8.82	116	0.07		1.55		2.21		51
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	(0.24)	10.92	7.52	109	0.13		5.68		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	104	0.15		12.21		3.69		49
Period ended 12/31/18(g)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	94	0.15	(f)	39.51	(f)	2.99	(f)	5
Class R6
Six months ended 06/30/22	11.55	0.14	(1.64)	(1.50)	–	–	–	10.05	(12.99)	13	0.05	(f)	1.56	(f)	2.56	(f)	22
Year ended 12/31/21	10.92	0.25	0.71	0.96	(0.27)	(0.06)	(0.33)	11.55	8.82	15	0.07		1.55		2.21		51
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	(0.24)	10.92	7.52	328	0.13		5.68		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	(0.33)	10.38	13.79	311	0.15		12.21		3.69		49
Period ended 12/31/18(g)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	(0.28)	9.41	(3.18)	282	0.15	(f)	39.51	(f)	2.99	(f)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.44%, 0.46%, 0.44% and 0.41% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2025 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$11.93	$0.10	$(1.97)	$(1.87)	$ –	$ –	$ –	$10.06	(15.68)%	$16,838	0.30	%(f)	1.05	%(f)	1.79	%(f)	9%
Year ended 12/31/21	11.24	0.21	0.86	1.07	(0.25)	(0.13)	(0.38)	11.93	9.53	18,814	0.31		1.20		1.79		46
Year ended 12/31/20	10.46	0.25	0.79	1.04	(0.23)	(0.03)	(0.26)	11.24	9.91	9,224	0.37		2.27		2.34		81
Year ended 12/31/19	9.35	0.39	0.97	1.36	(0.19)	(0.06)	(0.25)	10.46	14.53	3,358	0.42		7.05		3.75		42
Period ended 12/31/18(g)	10.00	0.25	(0.68)	(0.43)	(0.22)	–	(0.22)	9.35	(4.24)	375	0.40	(f)	37.07	(f)	2.55	(f)	10
Class C
Six months ended 06/30/22	11.78	0.06	(1.95)	(1.89)	–	–	–	9.89	(16.04)	2,869	1.05	(f)	1.80	(f)	1.04	(f)	9
Year ended 12/31/21	11.11	0.12	0.84	0.96	(0.16)	(0.13)	(0.29)	11.78	8.72	2,836	1.06		1.95		1.04		46
Year ended 12/31/20	10.37	0.16	0.79	0.95	(0.18)	(0.03)	(0.21)	11.11	9.16	2,068	1.12		3.02		1.59		81
Year ended 12/31/19	9.33	0.31	0.95	1.26	(0.16)	(0.06)	(0.22)	10.37	13.56	680	1.17		7.80		3.00		42
Period ended 12/31/18(g)	10.00	0.18	(0.67)	(0.49)	(0.18)	–	(0.18)	9.33	(4.92)	91	1.15	(f)	37.82	(f)	1.80	(f)	10
Class R
Six months ended 06/30/22	11.89	0.08	(1.96)	(1.88)	–	–	–	10.01	(15.81)	3,199	0.55	(f)	1.30	(f)	1.54	(f)	9
Year ended 12/31/21	11.21	0.18	0.85	1.03	(0.22)	(0.13)	(0.35)	11.89	9.24	2,776	0.56		1.45		1.54		46
Year ended 12/31/20	10.44	0.22	0.79	1.01	(0.21)	(0.03)	(0.24)	11.21	9.67	1,405	0.62		2.52		2.09		81
Year ended 12/31/19	9.35	0.36	0.97	1.33	(0.18)	(0.06)	(0.24)	10.44	14.24	582	0.67		7.30		3.50		42
Period ended 12/31/18(g)	10.00	0.23	(0.67)	(0.44)	(0.21)	–	(0.21)	9.35	(4.41)	9	0.65	(f)	37.32	(f)	2.30	(f)	10
Class Y
Six months ended 06/30/22	11.99	0.11	(1.98)	(1.87)	–	–	–	10.12	(15.60)	152	0.05	(f)	0.80	(f)	2.04	(f)	9
Year ended 12/31/21	11.29	0.24	0.86	1.10	(0.27)	(0.13)	(0.40)	11.99	9.80	184	0.06		0.95		2.04		46
Year ended 12/31/20	10.49	0.27	0.80	1.07	(0.24)	(0.03)	(0.27)	11.29	10.22	116	0.12		2.02		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	58	0.17		6.80		4.00		42
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	37	0.15	(f)	36.82	(f)	2.80	(f)	10
Class R5
Six months ended 06/30/22	11.97	0.11	(1.97)	(1.86)	–	–	–	10.11	(15.54)	10	0.05	(f)	0.75	(f)	2.04	(f)	9
Year ended 12/31/21	11.28	0.24	0.85	1.09	(0.27)	(0.13)	(0.40)	11.97	9.72	12	0.06		0.88		2.04		46
Year ended 12/31/20	10.49	0.27	0.79	1.06	(0.24)	(0.03)	(0.27)	11.28	10.13	22	0.12		1.89		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	105	0.17		6.66		4.00		42
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	94	0.15	(f)	36.55	(f)	2.80	(f)	10
Class R6
Six months ended 06/30/22	11.98	0.11	(1.97)	(1.86)	–	–	–	10.12	(15.53)	9	0.05	(f)	0.75	(f)	2.04	(f)	9
Year ended 12/31/21	11.29	0.24	0.85	1.09	(0.27)	(0.13)	(0.40)	11.98	9.71	11	0.06		0.88		2.04		46
Year ended 12/31/20	10.49	0.27	0.80	1.07	(0.24)	(0.03)	(0.27)	11.29	10.22	238	0.12		1.89		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	315	0.17		6.66		4.00		42
Period ended 12/31/18(g)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	281	0.15	(f)	36.55	(f)	2.80	(f)	10

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43%, 0.45%, 0.46%, 0.45% and 0.39% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2030 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$12.26	$0.08	$(2.17)	$(2.09)	$ –	$ –	$ –	$10.17	(17.05)%	$23,917	0.29	%(f)	0.84	%(f)	1.47	%(f)	7%
Year ended 12/31/21	11.37	0.18	1.05	1.23	(0.23)	(0.11)	(0.34)	12.26	10.82	26,085	0.30		0.88		1.52		40
Year ended 12/31/20	10.51	0.21	0.85	1.06	(0.18)	(0.02)	(0.20)	11.37	10.11	14,133	0.37		2.11		2.03		55
Year ended 12/31/19	9.25	0.35	1.18	1.53	(0.21)	(0.06)	(0.27)	10.51	16.55	2,357	0.42		7.35		3.37		37
Period ended 12/31/18(g)	10.00	0.23	(0.78)	(0.55)	(0.20)	–	(0.20)	9.25	(5.47)	375	0.40	(f)	41.47	(f)	2.40	(f)	5
Class C
Six months ended 06/30/22	12.12	0.04	(2.14)	(2.10)	–	–	–	10.02	(17.33)	4,989	1.04	(f)	1.59	(f)	0.72	(f)	7
Year ended 12/31/21	11.27	0.09	1.02	1.11	(0.15)	(0.11)	(0.26)	12.12	9.85	5,601	1.05		1.63		0.77		40
Year ended 12/31/20	10.44	0.13	0.86	0.99	(0.14)	(0.02)	(0.16)	11.27	9.46	2,041	1.12		2.86		1.28		55
Year ended 12/31/19	9.24	0.27	1.17	1.44	(0.18)	(0.06)	(0.24)	10.44	15.62	571	1.17		8.10		2.62		37
Period ended 12/31/18(g)	10.00	0.16	(0.79)	(0.63)	(0.13)	–	(0.13)	9.24	(6.24)	11	1.15	(f)	42.22	(f)	1.65	(f)	5
Class R
Six months ended 06/30/22	12.21	0.07	(2.17)	(2.10)	–	–	–	10.11	(17.20)	8,034	0.54	(f)	1.09	(f)	1.22	(f)	7
Year ended 12/31/21	11.33	0.15	1.04	1.19	(0.20)	(0.11)	(0.31)	12.21	10.54	8,167	0.55		1.13		1.27		40
Year ended 12/31/20	10.48	0.18	0.86	1.04	(0.17)	(0.02)	(0.19)	11.33	9.90	2,549	0.62		2.36		1.78		55
Year ended 12/31/19	9.25	0.32	1.17	1.49	(0.20)	(0.06)	(0.26)	10.48	16.14	651	0.67		7.60		3.12		37
Period ended 12/31/18(g)	10.00	0.21	(0.78)	(0.57)	(0.18)	–	(0.18)	9.25	(5.71)	34	0.65	(f)	41.72	(f)	2.15	(f)	5
Class Y
Six months ended 06/30/22	12.32	0.10	(2.19)	(2.09)	–	–	–	10.23	(16.96)	280	0.04	(f)	0.59	(f)	1.72	(f)	7
Year ended 12/31/21	11.43	0.22	1.03	1.25	(0.25)	(0.11)	(0.36)	12.32	11.00	335	0.05		0.63		1.77		40
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	164	0.12		1.86		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	162	0.17		7.10		3.62		37
Period ended 12/31/18(g)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	37	0.15	(f)	41.22	(f)	2.65	(f)	5
Class R5
Six months ended 06/30/22	12.32	0.10	(2.19)	(2.09)	–	–	–	10.23	(16.96)	10	0.04	(f)	0.50	(f)	1.72	(f)	7
Year ended 12/31/21	11.43	0.21	1.04	1.25	(0.25)	(0.11)	(0.36)	12.32	11.00	12	0.05		0.53		1.77		40
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	24	0.12		1.71		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	105	0.17		6.84		3.62		37
Period ended 12/31/18(g)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	93	0.15	(f)	40.89	(f)	2.65	(f)	5
Class R6
Six months ended 06/30/22	12.32	0.10	(2.19)	(2.09)	–	–	–	10.23	(16.96)	9	0.04	(f)	0.50	(f)	1.72	(f)	7
Year ended 12/31/21	11.43	0.21	1.04	1.25	(0.25)	(0.11)	(0.36)	12.32	11.00	11	0.05		0.53		1.77		40
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	242	0.12		1.71		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	316	0.17		6.84		3.62		37
Period ended 12/31/18(g)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	278	0.15	(f)	40.89	(f)	2.65	(f)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43%, 0.46%, 0.45%, 0.45% and 0.39% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2035 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$12.71	$0.07	$(2.38)	$(2.31)	$ –	$ –	$ –	$10.40	(18.17)%	$12,313	0.29	%(f)	1.18	%(f)	1.24	%(f)	8%
Year ended 12/31/21	11.54	0.17	1.27	1.44	(0.22)	(0.05)	(0.27)	12.71	12.53	11,726	0.30		1.45		1.40		26
Year ended 12/31/20	10.53	0.17	1.06	1.23	(0.18)	(0.04)	(0.22)	11.54	11.72	4,187	0.39		3.04		1.63		78
Year ended 12/31/19	9.12	0.33	1.33	1.66	(0.18)	(0.07)	(0.25)	10.53	18.28	1,264	0.43		9.46		3.24		34
Period ended 12/31/18(g)	10.00	0.21	(0.87)	(0.66)	(0.21)	(0.01)	(0.22)	9.12	(6.66)	127	0.41	(f)	47.00	(f)	2.09	(f)	6
Class C
Six months ended 06/30/22	12.57	0.03	(2.35)	(2.32)	–	–	–	10.25	(18.46)	3,581	1.04	(f)	1.93	(f)	0.49	(f)	8
Year ended 12/31/21	11.43	0.08	1.25	1.33	(0.14)	(0.05)	(0.19)	12.57	11.71	3,849	1.05		2.20		0.65		26
Year ended 12/31/20	10.46	0.09	1.04	1.13	(0.12)	(0.04)	(0.16)	11.43	10.85	2,287	1.14		3.79		0.88		78
Year ended 12/31/19	9.11	0.25	1.33	1.58	(0.16)	(0.07)	(0.23)	10.46	17.32	588	1.18		10.21		2.49		34
Period ended 12/31/18(g)	10.00	0.13	(0.86)	(0.73)	(0.15)	(0.01)	(0.16)	9.11	(7.35)	84	1.16	(f)	47.75	(f)	1.34	(f)	6
Class R
Six months ended 06/30/22	12.65	0.06	(2.37)	(2.31)	–	–	–	10.34	(18.26)	5,146	0.54	(f)	1.43	(f)	0.99	(f)	8
Year ended 12/31/21	11.50	0.14	1.26	1.40	(0.20)	(0.05)	(0.25)	12.65	12.19	4,916	0.55		1.70		1.15		26
Year ended 12/31/20	10.50	0.14	1.06	1.20	(0.16)	(0.04)	(0.20)	11.50	11.46	1,897	0.64		3.29		1.38		78
Year ended 12/31/19	9.11	0.31	1.33	1.64	(0.18)	(0.07)	(0.25)	10.50	17.98	824	0.68		9.71		2.99		34
Period ended 12/31/18(g)	10.00	0.18	(0.86)	(0.68)	(0.20)	(0.01)	(0.21)	9.11	(6.86)	65	0.66	(f)	47.25	(f)	1.84	(f)	6
Class Y
Six months ended 06/30/22	12.77	0.09	(2.40)	(2.31)	–	–	–	10.46	(18.09)	1,012	0.04	(f)	0.93	(f)	1.49	(f)	8
Year ended 12/31/21	11.59	0.21	1.26	1.47	(0.24)	(0.05)	(0.29)	12.77	12.77	1,019	0.05		1.20		1.65		26
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	752	0.14		2.79		1.88		78
Year ended 12/31/19	9.14	0.36	1.32	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	341	0.18		9.21		3.49		34
Period ended 12/31/18(g)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	37	0.16	(f)	46.75	(f)	2.34	(f)	6
Class R5
Six months ended 06/30/22	12.76	0.09	(2.39)	(2.30)	–	–	–	10.46	(18.02)	10	0.04	(f)	0.82	(f)	1.49	(f)	8
Year ended 12/31/21	11.59	0.20	1.26	1.46	(0.24)	(0.05)	(0.29)	12.76	12.68	12	0.05		1.06		1.65		26
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	25	0.14		2.56		1.88		78
Year ended 12/31/19	9.14	0.35	1.33	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	106	0.18		8.98		3.49		34
Period ended 12/31/18(g)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	91	0.16	(f)	46.29	(f)	2.34	(f)	6
Class R6
Six months ended 06/30/22	12.77	0.09	(2.40)	(2.31)	–	–	–	10.46	(18.09)	9	0.04	(f)	0.82	(f)	1.49	(f)	8
Year ended 12/31/21	11.59	0.20	1.27	1.47	(0.24)	(0.05)	(0.29)	12.77	12.77	11	0.05		1.06		1.65		26
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	247	0.14		2.56		1.88		78
Year ended 12/31/19	9.13	0.35	1.34	1.69	(0.19)	(0.07)	(0.26)	10.56	18.58	317	0.18		8.98		3.49		34
Period ended 12/31/18(g)	10.00	0.23	(0.87)	(0.64)	(0.22)	(0.01)	(0.23)	9.13	(6.44)	274	0.16	(f)	46.29	(f)	2.34	(f)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.43%, 0.46%, 0.44%, 0.44% and 0.38% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2040 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$12.88	$0.06	$(2.58)	$(2.52)	$ –	$ –	$ –	$10.36	(19.56)%	$14,421	0.31	%(f)	1.14	%(f)	1.04	%(f)	12%
Year ended 12/31/21	11.58	0.13	1.51	1.64	(0.19)	(0.15)	(0.34)	12.88	14.21	15,050	0.32		1.31		1.04		29
Year ended 12/31/20	10.50	0.16	1.09	1.25	(0.12)	(0.05)	(0.17)	11.58	11.87	4,222	0.40		3.74		1.51		80
Year ended 12/31/19	9.03	0.29	1.48	1.77	(0.19)	(0.11)	(0.30)	10.50	19.61	1,538	0.44		11.33		2.83		51
Period ended 12/31/18(g)	10.00	0.20	(0.97)	(0.77)	(0.19)	(0.01)	(0.20)	9.03	(7.72)	278	0.40	(f)	47.00	(f)	2.06	(f)	5
Class C
Six months ended 06/30/22	12.74	0.02	(2.54)	(2.52)	–	–	–	10.22	(19.78)	2,781	1.06	(f)	1.89	(f)	0.29	(f)	12
Year ended 12/31/21	11.48	0.04	1.48	1.52	(0.11)	(0.15)	(0.26)	12.74	13.28	3,117	1.07		2.06		0.29		29
Year ended 12/31/20	10.45	0.08	1.08	1.16	(0.08)	(0.05)	(0.13)	11.48	11.06	1,189	1.15		4.49		0.76		80
Year ended 12/31/19	9.03	0.21	1.48	1.69	(0.16)	(0.11)	(0.27)	10.45	18.73	179	1.19		12.08		2.08		51
Period ended 12/31/18(g)	10.00	0.13	(0.98)	(0.85)	(0.11)	(0.01)	(0.12)	9.03	(8.47)	9	1.15	(f)	47.75	(f)	1.31	(f)	5
Class R
Six months ended 06/30/22	12.80	0.04	(2.55)	(2.51)	–	–	–	10.29	(19.61)	5,968	0.56	(f)	1.39	(f)	0.79	(f)	12
Year ended 12/31/21	11.52	0.10	1.49	1.59	(0.16)	(0.15)	(0.31)	12.80	13.88	6,583	0.57		1.56		0.79		29
Year ended 12/31/20	10.48	0.13	1.07	1.20	(0.11)	(0.05)	(0.16)	11.52	11.40	2,521	0.65		3.99		1.26		80
Year ended 12/31/19	9.03	0.27	1.47	1.74	(0.18)	(0.11)	(0.29)	10.48	19.32	301	0.69		11.58		2.58		51
Period ended 12/31/18(g)	10.00	0.18	(0.98)	(0.80)	(0.16)	(0.01)	(0.17)	9.03	(7.97)	9	0.65	(f)	47.25	(f)	1.81	(f)	5
Class Y
Six months ended 06/30/22	12.94	0.07	(2.59)	(2.52)	–	–	–	10.42	(19.47)	675	0.06	(f)	0.89	(f)	1.29	(f)	12
Year ended 12/31/21	11.63	0.16	1.51	1.67	(0.21)	(0.15)	(0.36)	12.94	14.46	761	0.07		1.06		1.29		29
Year ended 12/31/20	10.54	0.19	1.08	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	547	0.15		3.49		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	95	0.19		11.08		3.08		51
Period ended 12/31/18(g)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	36	0.15	(f)	46.75	(f)	2.31	(f)	5
Class R5
Six months ended 06/30/22	12.93	0.07	(2.58)	(2.51)	–	–	–	10.42	(19.41)	10	0.06	(f)	0.75	(f)	1.29	(f)	12
Year ended 12/31/21	11.63	0.15	1.51	1.66	(0.21)	(0.15)	(0.36)	12.93	14.37	12	0.07		0.89		1.29		29
Year ended 12/31/20	10.54	0.18	1.09	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	25	0.15		3.16		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	105	0.19		10.81		3.08		51
Period ended 12/31/18(g)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	90	0.15	(f)	46.29	(f)	2.31	(f)	5
Class R6
Six months ended 06/30/22	12.94	0.07	(2.58)	(2.51)	–	–	–	10.43	(19.40)	9	0.06	(f)	0.75	(f)	1.29	(f)	12
Year ended 12/31/21	11.63	0.16	1.51	1.67	(0.21)	(0.15)	(0.36)	12.94	14.46	11	0.07		0.89		1.29		29
Year ended 12/31/20	10.54	0.18	1.09	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	248	0.15		3.16		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	316	0.19		10.81		3.08		51
Period ended 12/31/18(g)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	271	0.15	(f)	46.29	(f)	2.31	(f)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. The effect of the estimated underlying fund expenses that the Funds bear indirectly is included in the Fund’s total return estimated acquired fund fees from underlying funds were 0.41%, 0.44%, 0.43%, 0.43% and 0.36% for the six months ended June 30,2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2045 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$12.64	$0.05	$(2.62)	$(2.57)	$ –	$ –	$ –	$10.07	(20.33)%	$5,600	0.31	%(f)	2.15	%(f)	0.92	%(f)	9%
Year ended 12/31/21	11.64	0.11	1.69	1.80	(0.20)	(0.60)	(0.80)	12.64	15.64	5,397	0.34		2.45		0.89		51
Year ended 12/31/20	10.65	0.13	1.02	1.15	(0.10)	(0.06)	(0.16)	11.64	10.80	3,544	0.41		4.59		1.28		86
Year ended 12/31/19	9.00	0.27	1.69	1.96	(0.18)	(0.13)	(0.31)	10.65	21.81	915	0.45		12.89		2.66		45
Period ended 12/31/18(g)	10.00	0.18	(0.97)	(0.79)	(0.19)	(0.02)	(0.21)	9.00	(7.90)	142	0.41	(f)	44.98	(f)	1.84	(f)	3
Class C
Six months ended 06/30/22	12.45	0.01	(2.58)	(2.57)	–	–	–	9.88	(20.64)	1,908	1.06	(f)	2.90	(f)	0.17	(f)	9
Year ended 12/31/21	11.49	0.02	1.66	1.68	(0.12)	(0.60)	(0.72)	12.45	14.77	2,033	1.09		3.20		0.14		51
Year ended 12/31/20	10.53	0.05	1.01	1.06	(0.04)	(0.06)	(0.10)	11.49	10.06	1,062	1.16		5.34		0.53		86
Year ended 12/31/19	8.94	0.20	1.67	1.87	(0.15)	(0.13)	(0.28)	10.53	20.95	599	1.20		13.64		1.91		45
Period ended 12/31/18(g)	10.00	0.11	(0.99)	(0.88)	(0.16)	(0.02)	(0.18)	8.94	(8.73)	70	1.16	(f)	45.73	(f)	1.09	(f)	3
Class R
Six months ended 06/30/22	12.57	0.04	(2.61)	(2.57)	–	–	–	10.00	(20.45)	2,970	0.56	(f)	2.40	(f)	0.67	(f)	9
Year ended 12/31/21	11.59	0.08	1.67	1.75	(0.17)	(0.60)	(0.77)	12.57	15.29	2,632	0.59		2.70		0.64		51
Year ended 12/31/20	10.61	0.11	1.01	1.12	(0.08)	(0.06)	(0.14)	11.59	10.57	1,451	0.66		4.84		1.03		86
Year ended 12/31/19	8.99	0.25	1.67	1.92	(0.17)	(0.13)	(0.30)	10.61	21.39	340	0.70		13.14		2.41		45
Period ended 12/31/18(g)	10.00	0.16	(0.97)	(0.81)	(0.18)	(0.02)	(0.20)	8.99	(8.09)	37	0.66	(f)	45.23	(f)	1.59	(f)	3
Class Y
Six months ended 06/30/22	12.69	0.07	(2.64)	(2.57)	–	–	–	10.12	(20.25)	143	0.06	(f)	1.90	(f)	1.17	(f)	9
Year ended 12/31/21	11.68	0.15	1.69	1.84	(0.23)	(0.60)	(0.83)	12.69	15.91	199	0.09		2.20		1.14		51
Year ended 12/31/20	10.67	0.16	1.02	1.18	(0.11)	(0.06)	(0.17)	11.68	11.12	100	0.16		4.34		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	54	0.20		12.64		2.91		45
Period ended 12/31/18(g)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	36	0.16	(f)	44.73	(f)	2.09	(f)	3
Class R5
Six months ended 06/30/22	12.70	0.07	(2.64)	(2.57)	–	–	–	10.13	(20.24)	22	0.06	(f)	1.70	(f)	1.17	(f)	9
Year ended 12/31/21	11.69	0.15	1.69	1.84	(0.23)	(0.60)	(0.83)	12.70	15.90	28	0.09		1.97		1.14		51
Year ended 12/31/20	10.67	0.16	1.03	1.19	(0.11)	(0.06)	(0.17)	11.69	11.21	26	0.16		4.00		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	107	0.20		12.32		2.91		45
Period ended 12/31/18(g)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	90	0.16	(f)	44.37	(f)	2.09	(f)	3
Class R6
Six months ended 06/30/22	12.69	0.07	(2.64)	(2.57)	–	–	–	10.12	(20.25)	104	0.06	(f)	1.70	(f)	1.17	(f)	9
Year ended 12/31/21	11.68	0.15	1.69	1.84	(0.23)	(0.60)	(0.83)	12.69	15.91	131	0.09		1.97		1.14		51
Year ended 12/31/20	10.67	0.16	1.02	1.18	(0.11)	(0.06)	(0.17)	11.68	11.12	249	0.16		4.00		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	320	0.20		12.32		2.91		45
Period ended 12/31/18(g)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	270	0.16	(f)	44.37	(f)	2.09	(f)	3

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.40%, 0.43%, 0.42%, 0.42% and 0.35% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2050 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$13.46	$0.05	$(2.82)	$(2.77)	$ –	$ –	$ –	$10.69	(20.58)%	$10,088	0.33	%(f)	1.50	%(f)	0.85	%(f)	8%
Year ended 12/31/21	11.74	0.11	1.78	1.89	(0.17)	(0.00)	(0.17)	13.46	16.17	10,208	0.34		1.64		0.86		29
Year ended 12/31/20	10.71	0.12	1.08	1.20	(0.10)	(0.07)	(0.17)	11.74	11.19	2,855	0.41		5.23		1.22		87
Year ended 12/31/19	9.02	0.23	1.84	2.07	(0.19)	(0.19)	(0.38)	10.71	22.93	913	0.44		11.49		2.22		59
Period ended 12/31/18(g)	10.00	0.20	(1.01)	(0.81)	(0.16)	(0.01)	(0.17)	9.02	(8.04)	222	0.40	(f)	45.97	(f)	2.07	(f)	10
Class C
Six months ended 06/30/22	13.27	0.01	(2.78)	(2.77)	–	–	–	10.50	(20.87)	2,760	1.08	(f)	2.25	(f)	0.10	(f)	8
Year ended 12/31/21	11.59	0.01	1.76	1.77	(0.09)	(0.00)	(0.09)	13.27	15.31	3,059	1.09		2.39		0.11		29
Year ended 12/31/20	10.62	0.05	1.05	1.10	(0.06)	(0.07)	(0.13)	11.59	10.31	1,141	1.16		5.98		0.47		87
Year ended 12/31/19	8.96	0.15	1.83	1.98	(0.13)	(0.19)	(0.32)	10.62	22.15	277	1.19		12.24		1.47		59
Period ended 12/31/18(g)	10.00	0.13	(1.01)	(0.88)	(0.15)	(0.01)	(0.16)	8.96	(8.82)	108	1.15	(f)	46.72	(f)	1.32	(f)	10
Class R
Six months ended 06/30/22	13.35	0.04	(2.79)	(2.75)	–	–	–	10.60	(20.60)	4,383	0.58	(f)	1.75	(f)	0.60	(f)	8
Year ended 12/31/21	11.66	0.08	1.75	1.83	(0.14)	(0.00)	(0.14)	13.35	15.79	4,831	0.59		1.89		0.61		29
Year ended 12/31/20	10.66	0.10	1.05	1.15	(0.08)	(0.07)	(0.15)	11.66	10.81	1,244	0.66		5.48		0.97		87
Year ended 12/31/19	9.00	0.20	1.82	2.02	(0.17)	(0.19)	(0.36)	10.66	22.50	433	0.69		11.74		1.97		59
Period ended 12/31/18(g)	10.00	0.18	(1.01)	(0.83)	(0.16)	(0.01)	(0.17)	9.00	(8.32)	43	0.65	(f)	46.22	(f)	1.82	(f)	10
Class Y
Six months ended 06/30/22	13.52	0.07	(2.83)	(2.76)	–	–	–	10.76	(20.41)	219	0.08	(f)	1.25	(f)	1.10	(f)	8
Year ended 12/31/21	11.79	0.14	1.79	1.93	(0.20)	(0.00)	(0.20)	13.52	16.42	262	0.09		1.39		1.11		29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.49	201	0.16		4.98		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	178	0.19		11.24		2.47		59
Period ended 12/31/18(g)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	47	0.15	(f)	45.72	(f)	2.32	(f)	10
Class R5
Six months ended 06/30/22	13.52	0.07	(2.83)	(2.76)	–	–	–	10.76	(20.41)	108	0.08	(f)	1.04	(f)	1.10	(f)	8
Year ended 12/31/21	11.79	0.14	1.79	1.93	(0.20)	(0.00)	(0.20)	13.52	16.42	135	0.09		1.12		1.11		29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.49	118	0.16		4.45		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	107	0.19		10.83		2.47		59
Period ended 12/31/18(g)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	90	0.15	(f)	45.18	(f)	2.32	(f)	10
Class R6
Six months ended 06/30/22	13.52	0.07	(2.83)	(2.76)	–	–	–	10.76	(20.41)	128	0.08	(f)	1.04	(f)	1.10	(f)	8
Year ended 12/31/21	11.79	0.14	1.79	1.93	(0.20)	(0.00)	(0.20)	13.52	16.42	160	0.09		1.12		1.11		29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.50	354	0.16		4.45		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	322	0.19		10.83		2.47		59
Period ended 12/31/18(g)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	271	0.15	(f)	45.18	(f)	2.32	(f)	10

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.40%, 0.43%, 0.42%, 0.41% and 0.36% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2055 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$13.44	$0.05	$(2.83)	$(2.78)	$ –	$ –	$ –	$10.66	(20.68)%	$3,428	0.32	%(f)	3.40	%(f)	0.85	%(f)	7%
Year ended 12/31/21	11.81	0.11	1.81	1.92	(0.19)	(0.10)	(0.29)	13.44	16.32	3,206	0.34		4.27		0.85		33
Year ended 12/31/20	10.62	0.12	1.22	1.34	(0.09)	(0.06)	(0.15)	11.81	12.66	1,549	0.42		9.21		1.13		86
Year ended 12/31/19	8.94	0.22	1.91	2.13	(0.20)	(0.25)	(0.45)	10.62	23.92	382	0.45		23.79		2.15		54
Period ended 12/31/18(g)	10.00	0.16	(1.02)	(0.86)	(0.19)	(0.01)	(0.20)	8.94	(8.59)	53	0.42	(f)	49.71	(f)	1.63	(f)	6
Class C
Six months ended 06/30/22	13.27	0.01	(2.80)	(2.79)	–	–	–	10.48	(21.02)	963	1.07	(f)	4.15	(f)	0.10	(f)	7
Year ended 12/31/21	11.68	0.01	1.80	1.81	(0.12)	(0.10)	(0.22)	13.27	15.49	1,006	1.09		5.02		0.10		33
Year ended 12/31/20	10.55	0.04	1.20	1.24	(0.05)	(0.06)	(0.11)	11.68	11.78	457	1.17		9.96		0.38		86
Year ended 12/31/19	8.90	0.14	1.92	2.06	(0.16)	(0.25)	(0.41)	10.55	23.17	78	1.20		24.54		1.40		54
Period ended 12/31/18(g)	10.00	0.09	(1.03)	(0.94)	(0.15)	(0.01)	(0.16)	8.90	(9.40)	23	1.17	(f)	50.46	(f)	0.88	(f)	6
Class R
Six months ended 06/30/22	13.36	0.03	(2.80)	(2.77)	–	–	–	10.59	(20.73)	1,433	0.57	(f)	3.65	(f)	0.60	(f)	7
Year ended 12/31/21	11.75	0.08	1.80	1.88	(0.17)	(0.10)	(0.27)	13.36	16.01	1,207	0.59		4.52		0.60		33
Year ended 12/31/20	10.58	0.09	1.21	1.30	(0.07)	(0.06)	(0.13)	11.75	12.38	483	0.67		9.46		0.88		86
Year ended 12/31/19	8.93	0.20	1.89	2.09	(0.19)	(0.25)	(0.44)	10.58	23.43	149	0.70		24.04		1.90		54
Period ended 12/31/18(g)	10.00	0.14	(1.03)	(0.89)	(0.17)	(0.01)	(0.18)	8.93	(8.86)	9	0.67	(f)	49.96	(f)	1.38	(f)	6
Class Y
Six months ended 06/30/22	13.47	0.07	(2.84)	(2.77)	–	–	–	10.70	(20.56)	69	0.07	(f)	3.15	(f)	1.10	(f)	7
Year ended 12/31/21	11.84	0.14	1.81	1.95	(0.22)	(0.10)	(0.32)	13.47	16.50	89	0.09		4.02		1.10		33
Year ended 12/31/20	10.64	0.14	1.22	1.36	(0.10)	(0.06)	(0.16)	11.84	12.87	55	0.17		8.96		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	64	0.20		23.54		2.40		54
Period ended 12/31/18(g)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	36	0.17	(f)	49.46	(f)	1.88	(f)	6
Class R5
Six months ended 06/30/22	13.49	0.07	(2.85)	(2.78)	–	–	–	10.71	(20.61)	107	0.07	(f)	2.82	(f)	1.10	(f)	7
Year ended 12/31/21	11.85	0.14	1.82	1.96	(0.22)	(0.10)	(0.32)	13.49	16.57	135	0.09		3.57		1.10		33
Year ended 12/31/20	10.64	0.14	1.23	1.37	(0.10)	(0.06)	(0.16)	11.85	12.96	118	0.17		8.15		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	106	0.20		22.61		2.40		54
Period ended 12/31/18(g)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	89	0.17	(f)	48.81	(f)	1.88	(f)	6
Class R6
Six months ended 06/30/22	13.49	0.07	(2.85)	(2.78)	–	–	–	10.71	(20.61)	283	0.07	(f)	2.82	(f)	1.10	(f)	7
Year ended 12/31/21	11.85	0.14	1.82	1.96	(0.22)	(0.10)	(0.32)	13.49	16.57	356	0.09		3.57		1.10		33
Year ended 12/31/20	10.64	0.14	1.23	1.37	(0.10)	(0.06)	(0.16)	11.85	12.96	355	0.17		8.15		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	319	0.20		22.61		2.40		54
Period ended 12/31/18(g)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	268	0.17	(f)	48.81	(f)	1.88	(f)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.39%, 0.43%, 0.44%, 0.40% and 0.35% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2060 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$13.54	$0.05	$(2.86)	$(2.81)	$ –	$ –	$ –	$10.73	(20.75)%	$4,192	0.33	%(f)	2.78	%(f)	0.82	%(f)	6%
Year ended 12/31/21	11.75	0.11	1.83	1.94	(0.15)	–	(0.15)	13.54	16.56	4,220	0.33		3.17		0.89		27
Year ended 12/31/20	10.72	0.12	1.05	1.17	(0.07)	(0.07)	(0.14)	11.75	10.94	1,988	0.43		8.43		1.17		86
Year ended 12/31/19	8.91	0.24	1.97	2.21	(0.18)	(0.22)	(0.40)	10.72	24.84	562	0.45		19.50		2.33		50
Period ended 12/31/18(g)	10.00	0.16	(1.05)	(0.89)	(0.18)	(0.02)	(0.20)	8.91	(8.87)	48	0.42	(f)	51.11	(f)	1.57	(f)	6
Class C
Six months ended 06/30/22	13.38	0.00	(2.82)	(2.82)	–	–	–	10.56	(21.08)	761	1.08	(f)	3.53	(f)	0.07	(f)	6
Year ended 12/31/21	11.63	0.02	1.81	1.83	(0.08)	–	(0.08)	13.38	15.71	739	1.08		3.92		0.14		27
Year ended 12/31/20	10.65	0.04	1.04	1.08	(0.03)	(0.07)	(0.10)	11.63	10.15	321	1.18		9.18		0.42		86
Year ended 12/31/19	8.89	0.16	1.97	2.13	(0.15)	(0.22)	(0.37)	10.65	23.97	56	1.20		20.25		1.58		50
Period ended 12/31/18(g)	10.00	0.08	(1.05)	(0.97)	(0.12)	(0.02)	(0.14)	8.89	(9.66)	12	1.17	(f)	51.86	(f)	0.82	(f)	6
Class R
Six months ended 06/30/22	13.47	0.03	(2.84)	(2.81)	–	–	–	10.66	(20.86)	2,169	0.58	(f)	3.03	(f)	0.57	(f)	6
Year ended 12/31/21	11.70	0.08	1.81	1.89	(0.12)	–	(0.12)	13.47	16.22	2,362	0.58		3.42		0.64		27
Year ended 12/31/20	10.69	0.09	1.05	1.14	(0.06)	(0.07)	(0.13)	11.70	10.64	819	0.68		8.68		0.92		86
Year ended 12/31/19	8.90	0.22	1.96	2.18	(0.17)	(0.22)	(0.39)	10.69	24.57	173	0.70		19.75		2.08		50
Period ended 12/31/18(g)	10.00	0.13	(1.05)	(0.92)	(0.16)	(0.02)	(0.18)	8.90	(9.18)	10	0.67	(f)	51.36	(f)	1.32	(f)	6
Class Y
Six months ended 06/30/22	13.60	0.06	(2.87)	(2.81)	–	–	–	10.79	(20.66)	126	0.08	(f)	2.53	(f)	1.07	(f)	6
Year ended 12/31/21	11.80	0.15	1.83	1.98	(0.18)	–	(0.18)	13.60	16.80	159	0.08		2.92		1.14		27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	93	0.18		8.18		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	43	0.20		19.25		2.58		50
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	36	0.17	(f)	50.86	(f)	1.82	(f)	6
Class R5
Six months ended 06/30/22	13.60	0.06	(2.87)	(2.81)	–	–	–	10.79	(20.66)	108	0.08	(f)	2.27	(f)	1.07	(f)	6
Year ended 12/31/21	11.80	0.15	1.83	1.98	(0.18)	–	(0.18)	13.60	16.80	136	0.08		2.54		1.14		27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	118	0.18		7.36		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	107	0.20		18.62		2.58		50
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	89	0.17	(f)	50.20	(f)	1.82	(f)	6
Class R6
Six months ended 06/30/22	13.60	0.06	(2.87)	(2.81)	–	–	–	10.79	(20.66)	265	0.08	(f)	2.27	(f)	1.07	(f)	6
Year ended 12/31/21	11.80	0.15	1.83	1.98	(0.18)	–	(0.18)	13.60	16.80	334	0.08		2.54		1.14		27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	354	0.18		7.36		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	322	0.20		18.62		2.58		50
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	267	0.17	(f)	50.20	(f)	1.82	(f)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.39%, 0.43%, 0.41%, 0.40% and 0.35% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71                      Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

(Unaudited)

Invesco Peak Retirement™ 2065 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$13.78	$0.05	$(2.92)	$(2.87)	$ –	$ –	$ –	$10.91	(20.83)%	$3,790	0.32	%(f)	3.35	%(f)	0.85	%(f)	9%
Year ended 12/31/21	12.09	0.11	1.89	2.00	(0.17)	(0.14)	(0.31)	13.78	16.55	3,510	0.34		4.22		0.85		37
Year ended 12/31/20	10.79	0.13	1.34	1.47	(0.12)	(0.05)	(0.17)	12.09	13.66	1,536	0.42		11.26		1.21		82
Year ended 12/31/19	9.00	0.21	2.00	2.21	(0.19)	(0.23)	(0.42)	10.79	24.56	216	0.43		23.83		2.00		49
Period ended 12/31/18(g)	10.00	0.16	(0.98)	(0.82)	(0.18)	–	(0.18)	9.00	(8.15)	49	0.42	(f)	48.89	(f)	1.56	(f)	165
Class C
Six months ended 06/30/22	13.42	0.01	(2.85)	(2.84)	–	–	–	10.58	(21.16)	829	1.07	(f)	4.10	(f)	0.10	(f)	9
Year ended 12/31/21	11.81	0.01	1.84	1.85	(0.10)	(0.14)	(0.24)	13.42	15.66	867	1.09		4.97		0.10		37
Year ended 12/31/20	10.60	0.05	1.30	1.35	(0.09)	(0.05)	(0.14)	11.81	12.72	299	1.17		12.01		0.46		82
Year ended 12/31/19	8.88	0.13	1.95	2.08	(0.13)	(0.23)	(0.36)	10.60	23.46	71	1.18		24.58		1.25		49
Period ended 12/31/18(g)	10.00	0.08	(1.05)	(0.97)	(0.15)	–	(0.15)	8.88	(9.69)	24	1.17	(f)	49.64	(f)	0.81	(f)	165
Class R
Six months ended 06/30/22	13.55	0.04	(2.87)	(2.83)	–	–	–	10.72	(20.89)	879	0.57	(f)	3.60	(f)	0.60	(f)	9
Year ended 12/31/21	11.90	0.08	1.85	1.93	(0.14)	(0.14)	(0.28)	13.55	16.26	669	0.59		4.47		0.60		37
Year ended 12/31/20	10.65	0.10	1.31	1.41	(0.11)	(0.05)	(0.16)	11.90	13.25	309	0.67		11.51		0.96		82
Year ended 12/31/19	8.90	0.18	1.98	2.16	(0.18)	(0.23)	(0.41)	10.65	24.23	75	0.68		24.08		1.75		49
Period ended 12/31/18(g)	10.00	0.13	(1.06)	(0.93)	(0.17)	–	(0.17)	8.90	(9.29)	9	0.67	(f)	49.14	(f)	1.31	(f)	165
Class Y
Six months ended 06/30/22	13.67	0.07	(2.90)	(2.83)	–	–	–	10.84	(20.70)	352	0.07	(f)	3.10	(f)	1.10	(f)	9
Year ended 12/31/21	11.99	0.15	1.87	2.02	(0.20)	(0.14)	(0.34)	13.67	16.83	410	0.09		3.97		1.10		37
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	205	0.17		11.01		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	43	0.18		23.58		2.25		49
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	36	0.17	(f)	48.64	(f)	1.81	(f)	165
Class R5
Six months ended 06/30/22	13.67	0.07	(2.90)	(2.83)	–	–	–	10.84	(20.70)	108	0.07	(f)	2.77	(f)	1.10	(f)	9
Year ended 12/31/21	11.99	0.15	1.87	2.02	(0.20)	(0.14)	(0.34)	13.67	16.83	137	0.09		3.59		1.10		37
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	120	0.17		10.12		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	107	0.18		22.73		2.25		49
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	89	0.17	(f)	48.08	(f)	1.81	(f)	165
Class R6
Six months ended 06/30/22	13.67	0.07	(2.90)	(2.83)	–	–	–	10.84	(20.70)	267	0.07	(f)	2.77	(f)	1.10	(f)	9
Year ended 12/31/21	11.99	0.15	1.87	2.02	(0.20)	(0.14)	(0.34)	13.67	16.83	337	0.09		3.59		1.10		37
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	360	0.17		10.12		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	321	0.18		22.73		2.25		49
Period ended 12/31/18(g)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	268	0.17	(f)	48.08	(f)	1.81	(f)	165

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.39%, 0.43%, 0.41%, 0.40% and 0.35% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of January 3, 2018.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72                      Invesco Peak Retirement™ Funds

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund (collectively, the “Funds”). Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or each class will be voted on exclusively by the shareholders of each Fund or each class.

The investment objective of each Fund is total return over time, consistent with its strategic target allocation.

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco Capital Management (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events

73                      Invesco Peak Retirement™ Funds

occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Invesco Peak Retirement™ Destination Fund generally declares and pays dividends from net investment income, if any, monthly. Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.	Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the

74                      Invesco Peak Retirement™ Funds

United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – Each Fund may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for each Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent each Fund utilizes the Adviser as an affiliated securities lending agent, each Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, except for Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund and Invesco Peak Retirement™ 2050 Fund, no Fund had securities lending transactions with the Adviser. Fees paid to the Adviser were less than $500 for Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund and Invesco Peak Retirement™ 2050 Fund. Fees paid to the Adviser for securities lending agent services are included in Securities lending income on the Statement of Operations.

I.

Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Funds based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

75                      Invesco Peak Retirement™ Funds

Invesco has contractually agreed, through at least April 30, 2023, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (including estimated prior fiscal year-end Acquired Fund Fees and Expenses and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A	Class C	Class R	Class Y	Class R5	Class R6	Acquired Fund Fees and Expenses
Invesco Peak Retirement™ Destination Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.42%
Invesco Peak Retirement™ 2010 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.41%
Invesco Peak Retirement™ 2015 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.42%
Invesco Peak Retirement™ 2020 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.42%
Invesco Peak Retirement™ 2025 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2030 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2035 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2040 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.41%
Invesco Peak Retirement™ 2045 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.40%
Invesco Peak Retirement™ 2050 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.40%
Invesco Peak Retirement™ 2055 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.39%
Invesco Peak Retirement™ 2060 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.39%
Invesco Peak Retirement™ 2065 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.39%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s fee waiver agreement, it will terminate on April 30, 2023. During its term, each fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended June 30, 2022, the Adviser reimbursed the following expenses:

	Fund Level	Class A	Class C	Class R	Class Y	Class R5	Class R6
Invesco Peak Retirement™ Destination Fund	$87,962	$1,567	$ 40	$ 77	$ 15	$20	$37
Invesco Peak Retirement™ 2010 Fund	94,101	0	0	0	0	1	32
Invesco Peak Retirement™ 2015 Fund	88,987	492	92	92	23	19	58
Invesco Peak Retirement™ 2020 Fund	81,496	4,008	743	980	59	31	4
Invesco Peak Retirement™ 2025 Fund	80,565	7,124	1,164	1,116	69	2	2
Invesco Peak Retirement™ 2030 Fund	82,354	15,180	3,223	4,893	186	2	2
Invesco Peak Retirement™ 2035 Fund	80,964	7,823	2,428	3,368	627	1	1
Invesco Peak Retirement™ 2040 Fund	79,558	12,002	2,424	5,179	578	2	2
Invesco Peak Retirement™ 2045 Fund	84,127	6,118	2,365	3,281	200	4	18
Invesco Peak Retirement™ 2050 Fund	82,677	12,995	3,689	5,813	303	27	32
Invesco Peak Retirement™ 2055 Fund	82,088	6,047	1,854	2,507	143	23	62
Invesco Peak Retirement™ 2060 Fund	82,849	6,252	1,091	3,327	208	24	59
Invesco Peak Retirement™ 2065 Fund	82,077	6,836	1,565	1,338	667	21	52

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of each Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such

76                      Invesco Peak Retirement™ Funds

classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Funds that IDI retained the following front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charge	Contingent Deferred Sales Charge
		Class A	Class C
Invesco Peak Retirement™ Destination Fund	$ 3,304	$0	$ 0
Invesco Peak Retirement™ 2015 Fund	318	0	0
Invesco Peak Retirement™ 2020 Fund	884	0	0
Invesco Peak Retirement™ 2025 Fund	4,337	0	2
Invesco Peak Retirement™ 2030 Fund	14,652	0	123
Invesco Peak Retirement™ 2035 Fund	12,111	0	56
Invesco Peak Retirement™ 2040 Fund	15,124	0	0
Invesco Peak Retirement™ 2045 Fund	8,331	0	0
Invesco Peak Retirement™ 2050 Fund	12,395	0	29
Invesco Peak Retirement™ 2055 Fund	8,386	0	0
Invesco Peak Retirement™ 2060 Fund	5,974	0	0
Invesco Peak Retirement™ 2065 Fund	5,936	0	6

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of June 30, 2022, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from    the value received upon actual sale of those investments.

Invesco Peak Retirement™ Destination Fund	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$4,464,191	$–	$–	$4,464,191

Money Market Funds	256,751	269,943	–	526,694

Total Investments	$4,720,942	$269,943	$–	$4,990,885

Invesco Peak Retirement™ 2015 Fund	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$1,482,098	$–	$–	$1,482,098

Money Market Funds	91,510	37,216	–	128,726

Total Investments	$1,573,608	$37,216	$–	$1,610,824

77                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2020 Fund	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$9,690,651	$–	$–	$9,690,651

Money Market Funds	517,074	170,816	–	687,890

Total Investments	$10,207,725	$170,816	$–	$10,378,541

Invesco Peak Retirement™ 2025 Fund	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$22,825,681	$–	$–	$22,825,681

Money Market Funds	357,355	68,355	–	425,710

Total Investments	$23,183,036	$68,355	$–	$23,251,391

Invesco Peak Retirement™ 2030 Fund	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$36,962,776	$–	$–	$36,962,776

Money Market Funds	455,840	447,918	–	903,758

Total Investments	$37,418,616	$447,918	$–	$37,866,534

Invesco Peak Retirement™ 2040 Fund	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$23,674,558	$–	$–	$23,674,558

Money Market Funds	213,581	426,606	–	640,187

Total Investments	$23,888,139	$426,606	$–	$24,314,745

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plans represent unsecured claims against the general assets of the Funds.

NOTE 5–Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Funds may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Funds’ total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

78                      Invesco Peak Retirement™ Funds

      The Fund below had a capital loss carryforward as of December 31, 2021, as follows:

	Short-Term	Long-Term

Fund	Not subject to Expiration	Not subject to Expiration	Total*
Invesco Peak Retirement™ Destination Fund	$–	$5,399	$5,399

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At June 30, 2022
	For the six months ended June 30, 2022*		Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
	Purchases	Sales				(Depreciation)

Invesco Peak Retirement™ Destination Fund	$1,196,599	$ 899,957	$ 5,412,671	$ 70,040	$ (491,826)	$ (421,786)

Invesco Peak Retirement™ 2010 Fund	195,698	52,728	704,537	255	(68,793)	(68,538)

Invesco Peak Retirement™ 2015 Fund	261,332	140,512	1,755,586	24,418	(169,180)	(144,762)

Invesco Peak Retirement™ 2020 Fund	2,373,304	2,960,556	11,478,544	28,921	(1,128,924)	(1,100,003)

Invesco Peak Retirement™ 2025 Fund	4,613,151	2,084,476	25,854,590	127,120	(2,730,319)	(2,603,199)

Invesco Peak Retirement™ 2030 Fund	7,222,504	2,618,022	42,061,632	78,703	(4,273,801)	(4,195,098)

Invesco Peak Retirement™ 2035 Fund	6,712,283	1,699,001	24,577,931	40,104	(2,487,969)	(2,447,865)

Invesco Peak Retirement™ 2040 Fund	6,757,589	2,929,930	27,147,508	71,283	(2,904,046)	(2,832,763)

Invesco Peak Retirement™ 2045 Fund	3,812,009	958,643	11,982,942	46,542	(1,164,672)	(1,118,130)

Invesco Peak Retirement™ 2050 Fund	4,722,585	1,440,044	19,701,607	52,976	(1,989,293)	(1,936,317)

Invesco Peak Retirement™ 2055 Fund	2,176,153	426,408	6,907,630	30,878	(590,361)	(559,483)

Invesco Peak Retirement™ 2060 Fund	2,056,228	505,137	8,322,390	93,834	(696,430)	(602,596)

Invesco Peak Retirement™ 2065 Fund	2,355,054	552,989	6,835,193	24,123	(589,756)	(565,633)

*	Excludes U.S. Government obligations and money market funds, if any.

79                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information

Invesco Peak Retirement™ Destination Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	99,874	$1,021,864	287,746	$3,022,564

Class C	210	2,142	17,345	182,670

Class R	1,206	12,056	26,283	279,655

Issued as reinvestment of dividends:
Class A	5,699	57,248	11,422	120,511

Class C	96	969	418	4,407

Class R	249	2,500	393	4,155

Automatic conversion of Class C shares to Class A shares:
Class A	61	615	140	1,475

Class C	(61)	(615)	(140)	(1,475)

Reacquired:
Class A	(73,687)	(748,982)	(89,647)	(944,406)

Class C	(6,327)	(67,302)	(12,482)	(133,416)

Class R	(431)	(4,458)	(10,236)	(109,058)

Class R6	-	-	(11,682)	(125,000)

Net increase in share activity	26,889	$ 276,037	219,560	$2,302,082

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

    In addition, 43% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

80                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2010 Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		December 31, 2021(b)
	Shares	Amount	Shares	Amount

Sold:
Class A	13,288	$125,869	24,639	$251,624

Class C	1,693	16,480	2,339	23,510

Class R	3,308	31,958	1,001	10,010

Class Y	-	-	1,001	10,010

Class R5	-	-	1,001	10,010

Class R6	-	-	25,001	250,010

Issued as reinvestment of dividends:
Class A	-	-	382	3,830

Class C	-	-	17	167

Reacquired:
Class A	(3,822)	(37,232)	-	-

Class C	(2)	(25)	-	-

Net increase in share activity	14,465	$137,050	55,381	$559,171

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 55% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of April 30, 2021.

Invesco Peak Retirement™ 2015 Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	21,476	$216,165	68,043	$741,763

Class C	4,248	44,816	28,190	306,720

Class R	1,633	16,642	8,835	95,776

Issued as reinvestment of dividends:
Class A	-	-	3,852	40,643

Class C	-	-	364	3,821

Class R	-	-	646	6,798

Automatic conversion of Class C shares to Class A shares:
Class A	-	-	922	10,261

Class C	-	-	(934)	(10,261)

Reacquired:
Class A	(17,679)	(178,430)	(39,940)	(438,564)

Class C	(2)	(25)	(20,185)	(220,427)

Class R	(140)	(1,377)	(6,320)	(69,319)

Net increase in share activity	9,536	$97,791	43,473	$467,211

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 47% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

81                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2020 Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	149,778	$1,623,178	533,426	$ 6,043,745

Class C	7,575	80,229	95,057	1,045,403

Class R	34,176	369,023	150,317	1,678,241

Class Y	809	8,853	1,537	17,035

Issued as reinvestment of dividends:
Class A	-	-	18,786	213,028

Class C	-	-	2,810	31,667

Class R	-	-	4,331	48,983

Class Y	-	-	172	1,961

Automatic conversion of Class C shares to Class A shares:
Class A	4,222	45,139	7,661	87,768

Class C	(4,258)	(45,139)	(7,740)	(87,768)

Reacquired:
Class A	(197,866)	(2,121,814)	(104,276)	(1,199,536)

Class C	(34,771)	(366,345)	(26,453)	(301,953)

Class R	(43,586)	(478,011)	(64,204)	(734,716)

Class Y	(108)	(1,114)	-	-

Class R6	-	-	(28,737)	(342,261)

Net increase (decrease) in share activity	(84,029)	$ (886,001)	582,687	$ 6,501,597

(a)	13% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

82                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2025 Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	218,852	$2,418,097	936,855	$11,027,656

Class C	91,313	1,011,060	126,798	1,468,708

Class R	96,923	1,036,759	104,175	1,229,086

Class Y	2,953	33,371	8,957	105,146

Issued as reinvestment of dividends:
Class A	-	-	49,245	579,616

Class C	-	-	5,802	67,418

Class R	-	-	6,620	77,655

Class Y	-	-	441	5,210

Automatic conversion of Class C shares to Class A shares:
Class A	11,971	130,617	15,320	182,337

Class C	(12,142)	(130,617)	(15,558)	(182,337)

Reacquired:
Class A	(133,863)	(1,450,286)	(244,578)	(2,904,205)

Class C	(29,964)	(327,726)	(62,282)	(733,259)

Class R	(10,926)	(124,163)	(2,687)	(31,894)

Class Y	(3,302)	(35,971)	(4,341)	(52,261)

Class R5	-	-	(961)	(11,500)

Class R6	-	-	(20,133)	(241,000)

Net increase in share activity	231,815	$2,561,141	903,673	$10,586,376

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 12% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

83                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2030 Fund

	Summary of Share Activity

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	328,977	$3,639,919	1,267,273	$15,024,463

Class C	77,878	852,627	374,875	4,380,285

Class R	163,258	1,807,206	463,758	5,448,870

Class Y	235	2,646	12,218	144,818

Issued as reinvestment of dividends:
Class A	-	-	56,690	684,250

Class C	-	-	9,462	112,977

Class R	-	-	16,234	195,139

Class Y	-	-	707	8,575

Automatic conversion of Class C shares to Class A shares:
Class A	14,078	156,145	18,599	226,201

Class C	(14,266)	(156,145)	(18,844)	(226,201)

Reacquired:
Class A	(118,744)	(1,316,662)	(457,395)	(5,438,375)

Class C	(27,666)	(302,819)	(84,561)	(1,005,501)

Class R	(37,570)	(414,013)	(35,907)	(431,882)

Class Y	(41)	(482)	(77)	(935)

Class R5	-	-	(1,079)	(13,200)

Class R6	-	-	(20,262)	(247,800)

Net increase in share activity	386,139	$4,268,422	1,601,691	$18,861,684

84                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2035 Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	299,884	$3,428,460	610,463	$7,484,095

Class C	81,196	923,155	126,124	1,545,591

Class R	144,782	1,671,457	239,264	2,971,399

Class Y	17,595	196,865	16,994	208,177

Issued as reinvestment of dividends:
Class A	-	-	19,092	238,266

Class C	-	-	4,617	57,018

Class R	-	-	7,033	87,421

Class Y	-	-	1,798	22,546

Automatic conversion of Class C shares to Class A shares:
Class A	4,101	46,362	12,620	158,218

Class C	(4,156)	(46,362)	(12,795)	(158,218)

Reacquired:
Class A	(42,770)	(495,737)	(82,233)	(1,037,866)

Class C	(33,787)	(381,450)	(11,741)	(147,259)

Class R	(35,732)	(404,846)	(22,644)	(280,727)

Class Y	(645)	(7,864)	(3,915)	(49,245)

Class R5	-	-	(1,222)	(15,300)

Class R6	-	-	(20,415)	(255,600)

Net increase in share activity	430,468	$4,930,040	883,040	$10,828,516

(a)	3% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

85                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2040 Fund

	Summary of Share Activity

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	367,042	$4,196,799	886,005	$10,848,723

Class C	76,429	867,141	170,342	2,055,178

Class R	99,306	1,134,725	390,361	4,833,194

Class Y	6,115	67,352	13,435	167,851

Issued as reinvestment of dividends:
Class A	-	-	30,069	379,474

Class C	-	-	4,927	61,533

Class R	-	-	12,176	152,803

Class Y	-	-	1,605	20,358

Automatic conversion of Class C shares to Class A shares:
Class A	3,255	35,672	4,143	52,599

Class C	(3,297)	(35,672)	(4,194)	(52,599)

Reacquired:
Class A	(147,544)	(1,706,434)	(116,019)	(1,435,398)

Class C	(45,624)	(526,114)	(30,004)	(373,151)

Class R	(33,597)	(385,682)	(107,107)	(1,350,178)

Class Y	(186)	(2,215)	(3,288)	(39,670)

Class R5	-	-	(1,244)	(15,800)

Class R6	-	-	(20,449)	(259,627)

Net increase in share activity	321,899	$3,645,572	1,230,758	$15,045,290

86                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2045 Fund

	Summary of Share Activity

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	175,588	$1,957,730	257,600	$3,259,252

Class C	56,908	640,664	72,925	897,218

Class R	97,806	1,098,782	86,707	1,096,317

Class Y	963	10,734	6,403	82,707

Issued as reinvestment of dividends:
Class A	-	-	23,898	295,863

Class C	-	-	8,938	109,043

Class R	-	-	11,917	146,818

Class Y	-	-	714	8,871

Automatic conversion of Class C shares to Class A shares:
Class A	1,537	16,782	2,545	32,296

Class C	(1,564)	(16,782)	(2,587)	(32,296)

Reacquired:
Class A	(48,004)	(553,188)	(161,483)	(2,082,576)

Class C	(25,570)	(275,549)	(8,434)	(105,041)

Class R	(10,259)	(108,501)	(14,503)	(186,196)

Class Y	(2,438)	(25,781)	(48)	(616)

Class R6	-	-	(11,029)	(151,323)

Net increase in share activity	244,967	$2,744,891	273,563	$3,370,337

87                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2050 Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	263,596	$3,156,763	648,608	$8,086,472

Class C	53,130	629,854	161,328	1,984,096

Class R	62,667	743,995	299,811	3,765,549

Class Y	1,024	12,301	5,474	69,409

Issued as reinvestment of dividends:
Class A	-	-	9,783	128,866

Class C	-	-	1,598	20,740

Class R	-	-	3,901	50,988

Class Y	-	-	252	3,330

Automatic conversion of Class C shares to Class A shares:
Class A	1,746	20,524	2,640	34,573

Class C	(1,775)	(20,524)	(2,683)	(34,573)

Reacquired:
Class A	(80,517)	(961,859)	(145,744)	(1,879,233)

Class C	(19,145)	(226,252)	(28,122)	(357,179)

Class R	(10,921)	(131,087)	(48,680)	(618,203)

Class Y	(34)	(437)	(3,422)	(47,192)

Class R6	-	-	(18,142)	(252,177)

Net increase in share activity	269,771	$3,223,278	886,602	$10,955,466

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

88                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2055 Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	104,220	$1,226,153	149,323	$1,931,182

Class C	20,076	241,743	43,738	559,379

Class R	48,245	574,038	52,487	679,343

Class Y	-	-	4,146	53,924

Issued as reinvestment of dividends:
Class A	-	-	4,997	65,707

Class C	-	-	1,142	14,818

Class R	-	-	1,682	22,001

Class Y	-	-	27	350

Reacquired:
Class A	(21,200)	(250,560)	(46,880)	(616,376)

Class C	(4,016)	(46,293)	(8,199)	(107,408)

Class R	(3,243)	(37,345)	(4,959)	(66,691)

Class Y	(185)	(2,418)	(2,199)	(29,545)

Class R6	-	-	(3,602)	(50,468)

Net increase in share activity	143,897	$1,705,318	191,703	$2,456,216

(a)	7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

89                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2060 Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	103,561	$1,257,403	166,305	$2,138,893

Class C	19,737	232,295	32,745	420,275

Class R	30,097	356,409	108,213	1,331,952

Class Y	317	3,810	3,755	49,190

Issued as reinvestment of dividends:
Class A	-	-	3,430	45,452

Class C	-	-	296	3,877

Class R	-	-	1,628	21,456

Class Y	-	-	102	1,352

Reacquired:
Class A	(24,477)	(301,581)	(27,307)	(355,674)

Class C	(2,884)	(35,285)	(5,403)	(70,235)

Class R	(2,081)	(24,045)	(4,452)	(59,034)

Class Y	(320)	(4,086)	(2)	(25)

Class R6	-	-	(5,419)	(75,705)

Net increase in share activity	123,950	$1,484,920	273,891	$3,451,774

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

90                      Invesco Peak Retirement™ Funds

NOTE 8–Share Information–(continued)

Invesco Peak Retirement™ 2065 Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	128,557	$1,585,460	168,581	$2,214,268

Class C	14,913	181,274	43,780	565,831

Class R	35,454	418,975	32,716	427,699

Class Y	2,961	34,732	21,860	296,681

Issued as reinvestment of dividends:
Class A	-	-	5,389	72,647

Class C	-	-	1,084	14,227

Class R	-	-	970	12,865

Class Y	-	-	505	6,748

Reacquired:
Class A	(36,054)	(434,822)	(46,262)	(614,130)

Class C	(1,206)	(14,640)	(5,559)	(72,629)

Class R	(2,798)	(32,910)	(10,269)	(138,036)

Class Y	(505)	(6,379)	(9,524)	(130,857)

Class R6	-	-	(5,330)	(75,693)

Net increase in share activity	141,322	$1,731,690	197,941	$2,579,621

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

91                      Invesco Peak Retirement™ Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Peak Retirement™ Destination Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ Destination Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$895.10	$1.36	$1,023.36	$1.45	0.29%
Class C	1,000.00	891.70	4.88	1,019.64	5.21	1.04
Class R	1,000.00	894.10	2.54	1,022.12	2.71	0.54
Class Y	1,000.00	897.20	0.19	1,024.60	0.20	0.04
Class R5	1,000.00	897.20	0.19	1,024.60	0.20	0.04
Class R6	1,000.00	897.20	0.19	1,024.60	0.20	0.04

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

92                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2010 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2010 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$896.40	$1.60	$1,023.11	$1.71	0.34%
Class C	1,000.00	893.30	5.12	1,019.39	5.46	1.09
Class R	1,000.00	895.40	2.77	1,021.87	2.96	0.59
Class Y	1,000.00	896.60	0.42	1,024.35	0.45	0.09
Class R5	1,000.00	896.60	0.42	1,024.35	0.45	0.09
Class R6	1,000.00	896.60	0.42	1,024.35	0.45	0.09

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2015 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2015 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$893.30	$1.46	$1,023.26	$1.56	0.31%
Class C	1,000.00	889.00	4.96	1,019.54	5.31	1.06
Class R	1,000.00	891.20	2.63	1,022.02	2.81	0.56
Class Y	1,000.00	894.60	0.28	1,024.50	0.30	0.06
Class R5	1,000.00	893.70	0.28	1,024.50	0.30	0.06
Class R6	1,000.00	893.70	0.28	1,024.50	0.30	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2020 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2020 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$869.30	$1.39	$1,023.31	$1.51	0.30%
Class C	1,000.00	865.90	4.86	1,019.59	5.26	1.05
Class R	1,000.00	868.90	2.55	1,022.07	2.76	0.55
Class Y	1,000.00	870.10	0.23	1,024.55	0.25	0.05
Class R5	1,000.00	870.10	0.23	1,024.55	0.25	0.05
Class R6	1,000.00	870.10	0.23	1,024.55	0.25	0.05

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

93                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2025 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2025 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$843.20	$1.37	$1,023.31	$1.51	0.30%
Class C	1,000.00	839.60	4.79	1,019.59	5.26	1.05
Class R	1,000.00	841.90	2.51	1,022.07	2.76	0.55
Class Y	1,000.00	844.00	0.23	1,024.55	0.25	0.05
Class R5	1,000.00	844.60	0.23	1,024.55	0.25	0.05
Class R6	1,000.00	844.70	0.23	1,024.55	0.25	0.05

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2030 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2030 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$829.50	$1.32	$1,023.36	$1.45	0.29%
Class C	1,000.00	826.70	4.71	1,019.64	5.21	1.04
Class R	1,000.00	828.00	2.45	1,022.12	2.71	0.54
Class Y	1,000.00	830.40	0.18	1,024.60	0.20	0.04
Class R5	1,000.00	830.40	0.18	1,024.60	0.20	0.04
Class R6	1,000.00	830.40	0.18	1,024.60	0.20	0.04

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2035 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2035 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$818.30	$1.31	$1,023.36	$1.45	0.29%
Class C	1,000.00	815.40	4.68	1,019.64	5.21	1.04
Class R	1,000.00	817.40	2.43	1,022.12	2.71	0.54
Class Y	1,000.00	819.10	0.18	1,024.60	0.20	0.04
Class R5	1,000.00	819.80	0.18	1,024.60	0.20	0.04
Class R6	1,000.00	819.10	0.18	1,024.60	0.20	0.04

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

94                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2040 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2040 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$804.40	$1.39	$1,023.26	$1.56	0.31%
Class C	1,000.00	802.20	4.74	1,019.54	5.31	1.06
Class R	1,000.00	803.90	2.50	1,022.02	2.81	0.56
Class Y	1,000.00	805.30	0.27	1,024.50	0.30	0.06
Class R5	1,000.00	805.90	0.27	1,024.50	0.30	0.06
Class R6	1,000.00	806.00	0.27	1,024.50	0.30	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2045 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2045 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$796.70	$1.38	$1,023.26	$1.56	0.31%
Class C	1,000.00	793.60	4.71	1,019.54	5.31	1.06
Class R	1,000.00	795.50	2.49	1,022.02	2.81	0.56
Class Y	1,000.00	797.50	0.27	1,024.50	0.30	0.06
Class R5	1,000.00	797.60	0.27	1,024.50	0.30	0.06
Class R6	1,000.00	797.50	0.27	1,024.50	0.30	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2050 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2050 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$794.20	$1.47	$1,023.16	$1.66	0.33%
Class C	1,000.00	791.30	4.80	1,019.44	5.41	1.08
Class R	1,000.00	794.00	2.58	1,021.92	2.91	0.58
Class Y	1,000.00	795.90	0.36	1,024.40	0.40	0.08
Class R5	1,000.00	795.90	0.36	1,024.40	0.40	0.08
Class R6	1,000.00	795.90	0.36	1,024.40	0.40	0.08

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

95                      Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2055 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2055 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$793.20	$1.42	$1,023.21	$1.61	0.32%
Class C	1,000.00	789.80	4.75	1,019.49	5.36	1.07
Class R	1,000.00	792.70	2.53	1,021.97	2.86	0.57
Class Y	1,000.00	794.40	0.31	1,024.45	0.35	0.07
Class R5	1,000.00	793.90	0.31	1,024.45	0.35	0.07
Class R6	1,000.00	793.90	0.31	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2060 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2060 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$792.50	$1.47	$1,023.16	$1.66	0.33%
Class C	1,000.00	789.20	4.79	1,019.44	5.41	1.08
Class R	1,000.00	791.40	2.58	1,021.92	2.91	0.58
Class Y	1,000.00	793.40	0.36	1,024.40	0.40	0.08
Class R5	1,000.00	793.40	0.36	1,024.40	0.40	0.08
Class R6	1,000.00	793.40	0.36	1,024.40	0.40	0.08

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2065 Fund

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Invesco Peak Retirement™ 2065 Fund	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$791.70	$1.42	$1,023.21	$1.61	0.32%
Class C	1,000.00	788.40	4.74	1,019.49	5.36	1.07
Class R	1,000.00	791.10	2.53	1,021.97	2.86	0.57
Class Y	1,000.00	793.00	0.31	1,024.45	0.35	0.07
Class R5	1,000.00	793.00	0.31	1,024.45	0.35	0.07
Class R6	1,000.00	793.00	0.31	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

96                      Invesco Peak Retirement™ Funds

(Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2010, Fund Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund)

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Growth Series listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these

97                      Invesco Peak Retirement™ Funds

services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided to each Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

Invesco Peak Retirement Destination Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement Destination Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the fourth quintile for the two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the two, three and four year periods. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2010 Fund

The Board noted that the Fund had recently commenced operations in April 2021 and that therefore performance information for the Fund was limited.

Invesco Peak Retirement 2015 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2015 Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fifth quintile for the two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the two, three and four year periods. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to emerging market equities and international equities with low volatility factor tilts through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2020 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2020 Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fifth quintile for the two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the two, three and four year periods. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to emerging market equities and small-capitalization companies through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2025 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2025 Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period, the fourth quintile for the two year period and the fifth quintile for the three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the two and three year periods and below the performance of the Index for the four year period. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in

98                      Invesco Peak Retirement™ Funds

which the Fund invests impacted Fund performance, noting that the Fund’s allocations to emerging market equities, as well as manager selection in and underweight allocation to U.S. equities through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2030 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2030 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance for the two, three and four year periods. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to emerging market equities, as well as manager selection in and underweight allocation to U.S. equities through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2035 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2035 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two, three and four year periods The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to emerging market equities, as well as manager selection in and underweight allocation to U.S. equities through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2040 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2040 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two, three and four year periods. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to developed and emerging market equities, as well as manager selection in and underweight allocation to U.S. equities through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2045 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2045 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two, three and four year periods. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to developed and emerging market equities, as well as manager selection in and underweight allocation to U.S. equities through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2050 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts

99                      Invesco Peak Retirement™ Funds

for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2050 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two, three and four year periods. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to developed and emerging market equities and its allocation to mid-capitalization companies, as well as manager selection in and underweight allocation to U.S. equities through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2055 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2055 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two and four year periods and above the performance of the Index for the three year period. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to developed and emerging market equities, as well as manager selection in and underweight allocation to U.S. equities through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2060 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2060 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the two, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two, three and four year periods. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to developed and emerging market equities and its allocation to mid-capitalization companies, as well as manager selection in and underweight allocation to U.S. equities through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco Peak Retirement 2065 Fund

The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board noted that the Fund only had four full years of performance history and compared the Fund’s investment performance during the past four years ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Peak Retirement 2065 Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one and four year periods and the fifth quintile for the two and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, two, three and four year periods. The Board noted that the Fund’s investment strategy was changed effective April 30, 2021 to extend the glide path, increase equity exposure and provide the ability to invest directly in derivatives, among other changes, and discussed with management how such changes impacted Fund performance. The Board considered how the performance of certain underlying funds in which the Fund invests impacted Fund performance, noting that the Fund’s allocations to developed and emerging market equities and its allocation to mid-capitalization companies, as well as manager selection in and underweight allocation to U.S. equities through underlying funds detracted from relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Peak Retirement 2010 Fund

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

100                      Invesco Peak Retirement™ Funds

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

Invesco Peak Retirement Destination Fund, Invesco Peak Retirement 2015 Fund, Invesco Peak Retirement 2020 Fund, Invesco Peak Retirement 2025 Fund, Invesco Peak Retirement 2030 Fund, Invesco Peak Retirement 2035 Fund, Invesco Peak Retirement 2040 Fund, Invesco Peak Retirement 2045 Fund, Invesco Peak Retirement 2050 Fund, Invesco Peak Retirement 2055 Fund, Invesco Peak Retirement 2060 Fund and Invesco Peak Retirement 2065 Fund

The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge each Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding each Fund’s total expense ratio and its various components. For Invesco Peak Retirement 2015 Fund, the Board noted that there were only three funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund for the term disclosed in each Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The

Board noted that because Invesco Advisers does not charge each Fund any fees pursuant to each Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to each Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge each Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that each Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing each Fund because each Fund is a fund of funds and no advisory fee is charged to each Fund, although each Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative, transfer agency and distribution services to each Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The

Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to each Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of each Fund.

    The Board considered that the underlying holdings of each Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with each Fund.

    The Board considered that Invesco Advisers may serve as each Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent each Fund utilizes Invesco Advisers as an affiliated securities lending agent, each Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to each Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for each Fund in connection with such securities lending activity and the allocation of such revenue between each Fund and Invesco Advisers.

101                      Invesco Peak Retirement™ Funds

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	PR-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Quality Income Fund

Nasdaq:

A: VKMGX ∎ C: VUSCX ∎ R: VUSRX ∎ Y: VUSIX ∎ R5: VUSJX ∎ R6: VUSSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
23	Fund Expenses
24	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-9.08%
Class C Shares	-9.33
Class R Shares	-9.21
Class Y Shares	-8.93
Class R5 Shares	-8.95
Class R6 Shares	-8.89
Bloomberg U.S. Mortgage-Backed Securities Index▼ (Broad Market/Style-Specific Index)	-8.78

Source(s): ▼RIMES Technologies Corp.

The Bloomberg U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Quality Income Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (5/31/84)	5.43%
10 Years	0.77
5 Years	-0.74
1 Year	-13.47

Class C Shares
Inception (8/13/93)	3.36%
10 Years	0.61
5 Years	-0.63
1 Year	-11.23

Class R Shares
10 Years	0.93%
5 Years	-0.18
1 Year	-9.92

Class Y Shares
Inception (9/25/06)	2.63%
10 Years	1.47
5 Years	0.36
1 Year	-9.48

Class R5 Shares
Inception (6/1/10)	2.08%
10 Years	1.51
5 Years	0.40
1 Year	-9.48

Class R6 Shares
10 Years	1.41%
5 Years	0.48
1 Year	-9.39

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco U.S. Mortgage Fund and subsequently Invesco Quality Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 15, 2020. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Quality Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Quality Income Fund

Schedule of Investments

June 30, 2022

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–105.09%
Collateralized Mortgage Obligations–5.63%

Fannie Mae ACES, IO, 0.25%, 12/25/2022(a)	$40,215,560	$10,617

Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	127,250	131,648

Fannie Mae Interest STRIPS, IO,
7.50%, 05/25/2023 to 01/25/2032(c)	169,871	12,462
6.50%, 10/25/2024 to 02/25/2033(c)	1,319,088	204,611
7.00%, 02/25/2028(c)	249,982	25,985
8.00%, 05/25/2030(c)	290,812	56,285
6.00%, 02/25/2033 to 09/25/2035(a)(c)	1,635,377	259,178
5.50%, 11/25/2033 to 06/25/2035(c)	746,247	125,045
PO, 0.00%, 09/25/2032(d)	44,730	39,726

Fannie Mae REMICs,
3.50%, 09/25/2023 to 08/25/2042(c)	1,700,815	216,790
4.00%, 07/25/2024 to 08/25/2047(c)	813,466	480,519
2.50%, 12/25/2025 to 10/25/2026	699,062	692,108
5.50%, 12/25/2025 to 07/25/2046(c)	641,785	346,254
4.00%, 08/25/2026 to 03/25/2041	338,332	336,950
7.00%, 03/18/2027 to 05/25/2033(c)	536,851	323,438
6.50%, 10/25/2028 to 05/25/2033(c)	145,778	137,488
2.62% (1 mo. USD LIBOR + 1.00%), 12/25/2031 to 12/25/2032(e)	402,269	408,842
2.60% (1 mo. USD LIBOR + 1.00%), 03/18/2032 to 12/18/2032(e)	344,309	349,800
2.12% (1 mo. USD LIBOR + 0.50%), 08/25/2032 to 06/25/2046(e)	1,239,958	1,241,024
2.10% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	36,801	36,831
2.02% (1 mo. USD LIBOR + 0.40%), 03/25/2033 to 03/25/2042(e)	202,896	202,065
1.96% (1 mo. USD LIBOR + 0.34%), 06/25/2035(e)	882,052	878,129
1.97% (1 mo. USD LIBOR + 0.35%), 08/25/2035 to 10/25/2035(e)	762,323	760,767
18.61% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	135,534	183,122
18.25% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	97,289	128,804

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
18.25% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	$96,199	$122,503
2.56% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	790,407	798,368
2.07% (1 mo. USD LIBOR + 0.45%), 08/25/2037(e)	359,299	358,829
2.75%, 01/25/2039	219,894	219,676
6.61%, 06/25/2039(b)	385,593	421,376
5.00%, 04/25/2040	255,409	259,312
2.00%, 05/25/2044 to 03/25/2051(c)	6,997,075	1,263,676
IO, 5.08% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(e)	706,911	76,058
3.00%, 10/25/2026 to 07/25/2045(c)	9,726,946	5,274,136
8.00%, 08/18/2027 to 09/18/2027(c)	205,995	23,487
0.75%, 10/25/2031(c)	3,744	67
6.28% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(c)(e)	85,780	12,005
6.30% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(c)(e)	72,212	8,432
6.33% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(e)	55,819	7,409
6.40% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(c)(e)	131,940	19,543
6.48% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(c)(e)	177,657	26,382
5.38% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 08/25/2032(c)(e)	286,937	32,308
6.18% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(e)	62,222	9,000
6.38% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(c)(e)	406,888	62,551
6.50% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(e)	250,521	31,875
6.63% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(e)	328,502	55,647
6.00%, 05/25/2033(c)	17,124	3,148
4.43% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(c)(e)	961,362	90,659
5.13% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(c)(e)	57,600	5,793
4.98% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(e)	208,220	19,315
5.03% (6.65% - (1.00 x 1 mo. USD LIBOR)), 03/25/2039(c)(e)	941,389	15,534
4.93% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(e)	165,177	17,131
4.53% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(e)	437,928	62,277
4.50%, 02/25/2043(c)	396,675	62,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Quality Income Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
4.28% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(c)(e)	$1,897,062	$188,204

0.99%, 02/25/2056(c)	5,891,621	280,738

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(a)	218,394,401	1,177,626

Series KC03, Class X1, IO, 0.63%, 11/25/2024(a)	21,140,259	245,102

0.64%, 09/25/2025(b)	57,545,965	808,693

Series K734, Class X1, IO, 0.79%, 02/25/2026(a)	16,798,177	326,563

Series K735, Class X1, IO, 1.10%, 05/25/2026(a)	15,756,529	490,003

Series K093, Class X1, IO, 1.09%, 05/25/2029(a)	13,227,153	709,231

Series Q004, Class AFL, 1.22% (12 mo. MTA Rate + 0.74%), 05/25/2044(e)	416,715	416,710

Freddie Mac REMICs,
5.00%, 09/15/2023	41,682	41,908

2.00%, 12/15/2023	252,021	249,515

1.51% (COFI 11 + 1.37%), 03/15/2024(e)	57,884	58,383

4.00%, 10/15/2024 to 03/15/2045(c)	413,727	253,197

3.50%, 11/15/2025 to 05/15/2032	843,603	841,272

3.00%, 04/15/2026 to 05/15/2040(c)	5,133,095	660,262

1.50%, 08/15/2027	5,999,335	5,609,205

6.95%, 03/15/2028	135,965	144,093

6.50%, 08/15/2028 to 03/15/2032	1,364,501	1,442,391

1.92% (1 mo. USD LIBOR + 0.60%), 01/15/2029 to 12/15/2032(e)	96,689	97,103

6.00%, 01/15/2029 to 04/15/2029	213,881	225,401

1.67% (1 mo. USD LIBOR + 0.35%), 02/15/2029(e)	120,269	120,006

1.96% (1 mo. USD LIBOR + 0.90%), 03/15/2029(e)	132,252	133,676

1.72% (1 mo. USD LIBOR + 0.40%), 06/15/2029 to 01/15/2033(e)	164,537	164,254

1.97% (1 mo. USD LIBOR + 0.65%), 07/15/2029(e)	30,279	30,425

8.00%, 03/15/2030	64,889	70,958

2.27% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	91,628	93,203

1.82% (1 mo. USD LIBOR + 0.50%), 02/15/2032 to 03/15/2032(e)	277,808	278,018

2.32% (1 mo. USD LIBOR + 1.00%), 02/15/2032 to 03/15/2032(e)	186,749	190,064

1.87% (1 mo. USD LIBOR + 0.55%), 03/15/2032 to 10/15/2036(e)	537,550	539,537

19.90% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	25,375	34,414

1.62% (1 mo. USD LIBOR + 0.30%), 03/15/2036(e)	1,369,238	1,358,621

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
1.77% (1 mo. USD LIBOR + 0.45%), 07/15/2037(e)	$72,369	$72,277

1.30% (1 mo. USD LIBOR + 0.50%), 03/15/2042(e)	127,482	126,292

IO, 4.68% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(c)(e)	276,902	10,780

6.33% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026(c)(e)	21,849	1,037

2.50%, 09/15/2027 to 07/15/2038(c)	1,928,295	1,062,663

7.18% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(c)(e)	44,997	1,560

6.78% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(c)(e)	179,313	16,425

5.38% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(e)	787,014	63,749

5.43% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(e)	125,942	10,293

5.40% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(e)	206,425	18,515

5.68% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(e)	16,485	2,284

4.75% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(e)	1,002,866	112,386

1.13%, 02/15/2039(c)	2,084,714	97,518

4.93% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(e)	245,498	25,855

4.78% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(e)	304,271	41,779

Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,964,710

Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(c)	471,527	26,916

3.27%, 12/15/2027(a)	120,019	6,060

6.50%, 02/01/2028(c)	28,095	3,247

7.00%, 09/01/2029(c)	253,259	37,871

7.50%, 12/15/2029(c)	17,603	2,843

8.00%, 06/15/2031(c)	450,496	94,097

6.00%, 12/15/2032(c)	90,941	12,444

0.00%, 12/01/2031 to 03/01/2032(d)	233,380	207,501

1.82%(1 mo. USD LIBOR + 0.50%), 05/15/2036(e)	611,338	620,017

Freddie Mac Structured Pass-Through Ctfs., 6.50%, 02/25/2043	1,298,844	1,419,012

Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	274,123	263,519

		40,547,474

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Quality Income Fund

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–19.28%
9.00%, 08/01/2022 to 05/01/2025	$3,951	$4,095

6.00%, 10/01/2022 to 10/01/2029	235,955	249,883

5.50%, 01/01/2024 to 12/01/2036	104,557	110,970

6.50%, 10/17/2024 to 04/01/2034	552,925	580,429

2.50%, 02/01/2031 to 10/01/2051	20,405,840	18,539,990

8.50%, 03/01/2031 to 08/01/2031	123,101	134,163

7.00%, 10/01/2031 to 10/01/2037	202,469	217,016

7.50%, 01/01/2032 to 08/01/2037	5,351,138	5,822,835

3.00%, 02/01/2032 to 05/01/2050	36,165,346	34,577,959

8.00%, 08/01/2032	78,132	84,668

5.00%, 01/01/2037 to 06/01/2040	1,817,511	1,915,845

4.50%, 05/01/2038 to 07/01/2052	18,416,449	18,787,950

5.35%, 07/01/2038 to 10/17/2038	1,081,663	1,126,155

5.45%, 11/25/2038	1,105,800	1,162,445

5.80%, 01/20/2039	453,812	467,690

4.00%, 06/01/2042 to 07/01/2049	19,673,938	19,798,455

3.50%, 09/01/2045 to 05/01/2050	19,693,033	19,234,454

2.00%, 12/01/2051 to 01/01/2052	18,489,162	16,126,239

		138,941,241

Federal National Mortgage Association (FNMA)–42.32%
6.00%, 08/01/2022 to 05/01/2040	1,754,929	1,882,911

5.50%, 11/01/2022 to 04/01/2038	3,330,580	3,532,331

2.00%, 03/01/2023 to 01/01/2052	64,292,025	57,499,355

5.00%, 03/01/2023 to 01/01/2041	2,325,697	2,439,291

4.50%, 04/01/2023 to 07/01/2044	4,244,518	4,377,115

7.00%, 07/01/2023 to 01/01/2036	1,504,940	1,598,800

6.50%, 08/01/2023 to 11/01/2038	2,576,756	2,725,269

7.50%, 02/01/2027 to 08/01/2037	2,146,990	2,313,303

3.59%, 10/01/2028	9,586,000	9,657,034

3.00%, 02/01/2029 to 01/01/2052	68,118,716	64,949,377

9.50%, 04/01/2030	7,353	7,713

5.63%, 08/01/2032	71,399	72,241

8.50%, 10/01/2032	173,012	193,988

8.00%, 04/01/2033	180,412	201,197

3.50%, 11/01/2034 to 05/01/2050	48,015,644	47,321,162

2.50%, 03/01/2035 to 04/01/2052	72,986,248	66,184,560

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)
5.45%, 01/01/2038	$248,662	$250,709

4.00%, 02/01/2042 to 03/01/2050	39,619,862	39,779,349

		304,985,705

Government National Mortgage Association (GNMA)–14.17%
7.00%, 11/15/2022 to 01/20/2030	188,745	194,783

6.50%, 01/15/2024 to 10/15/2028	27,499	28,904

3.00%, 12/16/2025 to 02/20/2050	2,838,243	2,700,651

6.00%, 06/15/2028 to 04/20/2029	87,152	92,830

7.50%, 06/15/2028 to 08/15/2028	115,191	116,700

8.00%, 09/15/2028	3,752	3,763

5.50%, 05/15/2033 to 10/15/2034	315,255	338,598

4.77%, 07/17/2033	28,704	28,798

7.13%, 11/20/2033(b)	1,068,301	1,148,532

5.00%, 11/20/2037	353,587	360,480

5.90%, 01/20/2039(b)	857,456	918,376

4.51%, 07/20/2041(b)	906,599	928,399

1.95%, 09/20/2041	687,670	692,614

1.51% (1 mo. USD LIBOR + 0.45%), 07/20/2044(e)	523,873	516,829

3.50%, 05/20/2046 to 06/20/2050	13,630,161	13,439,962

4.00%, 02/20/2048 to 03/20/2050	4,725,928	4,749,640

IO,
5.14% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(e)	1,386,229	132,467

4.50%, 09/16/2047(c)	796,922	133,488

4.69% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(e)	722,646	88,964

TBA, 2.00%, 07/01/2052(f)	4,984,000	4,427,583

2.50%, 07/01/2052(f)	23,848,000	21,832,099

3.00%, 07/01/2052(f)	29,450,000	27,772,731

3.50%, 07/01/2052(f)	9,700,000	9,427,188

4.50%, 07/01/2052(f)	5,000,000	5,075,000

Series 2020-137, Class A, 1.50%, 04/16/2062	8,004,175	6,964,381

		102,113,760

Uniform Mortgage-Backed Securities–23.69%
TBA, 2.50%, 07/01/2037 to 08/01/2052(f)	57,695,000	53,074,748

4.00%, 07/01/2037 to 08/01/2052(f)	20,900,000	20,752,847

4.50%, 07/01/2052(f)	27,850,000	27,964,228

5.00%, 07/01/2052(f)	8,400,000	8,575,875

2.00%, 08/01/2052(f)	40,919,000	35,484,445

3.00%, 08/01/2052(f)	14,750,000	13,726,719

3.50%, 08/01/2052(f)	11,600,000	11,145,926

		170,724,788

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $817,946,327)		757,312,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Quality Income Fund

	Principal Amount	Value
Commercial Paper–10.37%
Diversified Banks–3.43%
Goldman Sachs International, 0.46%, 11/10/2022(g)	$25,000,000	$24,758,845

Diversified Capital Markets–3.47%
UBS AG (Switzerland), 1.21%(SOFR + 0.23%), 11/16/2022(e)(g)	25,000,000	24,991,435

Semiconductor Equipment–3.47%
Toronto-Dominion Bank (The) (Canada), 0.24%(SOFR + 0.19%), 11/15/2022(e)	25,000,000	24,987,837
Total Commercial Paper (Cost $74,958,750)		74,738,117

Asset-Backed Securities–9.11%

Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(b)	189,230	164,231

Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.63%, 03/25/2045(b)(g)	1,683,518	1,633,819

Banc of America Funding Trust,
Series 2006-3, Class 5A5, 5.50%, 03/25/2036	29,654	26,514
Series 2006-A, Class 1A1, 2.74%, 02/20/2036(b)	239,242	231,710

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.95%, 03/25/2035(b)	813,270	773,820

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.63%, 01/15/2051(a)	15,430,645	340,951

BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(b)(g)	3,523,985	3,245,669

CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(g)	1,296,621	1,298,557
Series 2019-1, Class C, 3.57%, 09/14/2026(g)	340,000	340,527
Series 2019-2, Class C, 2.89%, 03/15/2027(g)	405,000	400,023

CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.06%, 11/13/2050(a)	7,241,466	215,264

Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(b)(g)	1,619,894	1,489,946
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	1,372,581	1,260,626

Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 2.91%, 12/25/2035(b)	15,420	13,820
Series 2007-A2, Class 2A1, 2.43%, 06/25/2035(b)	209,144	205,904
Series 2007-A2, Class 2A4, 2.43%, 06/25/2035(b)	193,205	189,130

Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.15%, 11/10/2046(a)	4,945,139	48,763
Series 2017-C4, Class XA, IO, 1.22%, 10/12/2050(a)	19,157,768	700,990

	Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2004-UST1, Class A4, 3.01%, 08/25/2034(b)	$62,686	$58,751
Series 2005-11, Class A2A, 2.47% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	572,505	551,666
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(b)	14,271	13,419

COMM Mortgage Trust,
Series 2013-LC13, Class XA, IO, 1.14%, 08/10/2046(a)	18,629,383	152,312
Series 2015-CR24, Class XA, IO, 0.89%, 08/10/2048(a)	38,495,695	729,855

Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	965,983	948,841

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 2.16% (1 mo. USD LIBOR + 0.54%), 02/25/2035(e)	178,916	165,966

Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.54%, 08/25/2043(b)(g)	1,468,204	1,433,315

Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(b)(g)	337,414	318,264

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 3.19%, 06/25/2034(b)	361,050	360,169

Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(g)	875,000	874,758

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.48%, 06/27/2037(b)(g)	1,524,025	1,475,703

Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(b)(g)	406,113	389,628

GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 2.96%, 06/19/2035(b)	659,534	633,781

GSAA Home Equity Trust, Series 2007-7, Class A4, 2.16% (1 mo. USD LIBOR + 0.54%), 07/25/2037(e)	27,558	26,920

GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(b)	184,979	169,951
Series 2005-AR, Class 6A1, 3.57%, 07/25/2035(b)	109,957	106,937

Invitation Homes Trust, Series 2018-SFR4, Class C, 2.92% (1 mo. USD LIBOR + 1.40%), 01/17/2038(e)(g)	4,228,805	4,176,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Quality Income Fund

	Principal Amount	Value

JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 2.72%, 02/25/2035(b)	$438,443	$419,586
Series 2005-A3, Class 6A5, 3.02%, 06/25/2035(b)	245,318	243,615
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(b)(g)	638,611	621,624
Series 2015-3, Class A3, 3.50%, 05/25/2045(b)(g)	668,622	639,845
Series 2017-5, Class A1, 3.05%, 10/26/2048(b)(g)	637,760	627,280
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(b)(g)	166,843	160,940

Luminent Mortgage Trust, Series 2006-1, Class A1, 1.49% (1 mo. USD LIBOR + 0.72%), 04/25/2036(e)	31,800	27,337

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.68%, 04/21/2034(b)	123,012	120,511

Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(b)	254,277	246,646
Series 2005-A, Class A1, 2.08% (1 mo. USD LIBOR + 0.46%), 03/25/2030(e)	297,033	277,973

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(a)	5,571,033	212,824

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(g)	7,053,007	6,173,345

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/2056(b)(g)	8,459,925	7,255,056

Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(g)	2,500,000	2,351,303

Residential Accredit Loans, Inc. Trust,
Series 2006-QO2, Class A2, 2.16% (1 mo. USD LIBOR + 0.54%), 02/25/2046(e)	40,889	9,818
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	31,241	26,145

Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	5,610,803	3,889,788

SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(g)	7,825,488	6,925,351

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(g)	399,603	379,078

Starwood Mortgage Residential Trust, Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(g)	4,599,020	4,070,582

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 1.92% (1 mo. USD LIBOR + 0.30%), 09/25/2034(e)	267,384	240,610
Series 2004-20, Class 3A1, 3.03%, 01/25/2035(b)	53,496	53,255

	Principal Amount	Value

Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 2.08% (1 mo. USD LIBOR + 0.46%), 05/25/2045(e)	$495,944	$448,472

Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 2.53%, 11/25/2032(b)	57,034	55,198

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.12%, 11/15/2050(a)	11,318,700	421,656

Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(a)	4,534,251	5
Series 2001-3, Class IO, 0.00%, 10/15/2031(a)	2,249,580	2
Series 2002-2, Class IO, 0.02%, 01/15/2032(a)	6,278,193	958
Series 2002-3, Class IO, 0.28%, 08/15/2032(a)	7,320,286	47,557
Series 2003-1, Class IO, 0.09%, 11/15/2032(a)	11,481,323	26,239

Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(b)(g)	1,437,385	1,404,989

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.50%, 10/25/2033(b)	152,294	146,830
Series 2007-HY2, Class 2A1, 2.88%, 11/25/2036(b)	44,904	41,093

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(a)	9,230,845	354,526
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(g)	2,878,250	2,515,737
Total Asset-Backed Securities (Cost $74,080,393)		65,602,657

Certificates of Deposit–6.93%
Diversified Banks–6.93%

Royal Bank of Canada (Canada), 1.23% (SOFR + 0.20%), 11/10/2022(e)	25,000,000	24,981,173
Svenska Handelsbanken AB (Sweden), 1.77% (SOFR + 0.23%), 11/30/2022(e)	25,000,000	24,974,518
		49,955,691

Agency Credit Risk Transfer Notes–1.34%

Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 3.03% (30 Day Average SOFR + 2.10%), 03/25/2042(e)(g)	5,522,751	5,429,071
Series 2022-R06, Class 1M1, 3.70% (30 Day Average SOFR + 2.75%), 05/25/2042(e)(g)	4,259,842	4,251,846
Total Agency Credit Risk Transfer Notes (Cost $9,782,593)		9,680,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Quality Income Fund

	Principal Amount	Value

U.S. Treasury Securities–0.09%
U.S. Treasury Bills–0.09%
1.46% - 1.49%, 11/17/2022 (Cost $646,332)(h)(i)	$650,000	$644,864

TOTAL INVESTMENTS IN SECURITIES–132.93% (Cost $1,027,414,395)		957,935,214

OTHER ASSETS LESS LIABILITIES–(32.93)%		(237,326,118)

NET ASSETS–100.00%		$720,609,096

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2022.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Zero coupon bond issued at a discount.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2022.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2022 was $115,732,174, which represented 16.06% of the Fund’s Net Assets.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,273,851	$ 87,284,262	$ (96,558,113)	$-	$-	$-	$4,584
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,464,062	(10,464,062)	-	-	-	71*
Invesco Private Prime Fund	-	10,618,727	(10,618,727)	-	-	-	147*
Total	$9,273,851	$108,367,051	$(117,640,902)	$-	$-	$-	$4,802

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Ultra Notes	30	September-2022	$3,821,250	$(3,469)	$(3,469)

U.S. Treasury Long Bonds	138	September-2022	19,130,250	(332,063)	(332,063)

U.S. Treasury Ultra Bonds	28	September-2022	4,321,625	(141,750)	(141,750)

Subtotal–Long Futures Contracts				(477,282)	(477,282)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Quality Income Fund

Open Futures Contracts–(continued)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	196	September-2022	$(41,163,063)	$241,937	$241,937

U.S. Treasury 5 Year Notes	332	September-2022	(37,267,000)	(155,900)	(155,900)

U.S. Treasury 10 Year Notes	141	September-2022	(16,712,906)	31,313	31,313

Subtotal–Short Futures Contracts				117,350	117,350

Total Futures Contracts				$(359,932)	$(359,932)

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2022

U.S. Government Sponsored Agency Mortgage-Backed Securities	79.06%

Commercial Paper	7.80

Asset-Backed Securities	6.85

Certificates of Deposit	5.21

Agency Credit Risk Transfer Notes	1.01

Security types each less than 1% portfolio	0.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Quality Income Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,027,414,395)	$957,935,214

Deposits with brokers:
Cash collateral – OTC Derivatives	275,717

Cash	3,686,417

Receivable for:
Investments sold	924

TBA sales commitment	130,199,629

Fund shares sold	138,027

Interest	2,006,727

Principal paydowns	3,221

Investment for trustee deferred compensation and retirement plans	219,655

Other assets	72,288

Total assets	1,094,537,819

Liabilities:
Other investments:
Variation margin payable - futures contracts	216,351

Payable for:
TBA sales commitment	372,191,609

Dividends	262,225

Fund shares reacquired	464,959

Accrued fees to affiliates	379,159

Accrued trustees’ and officers’ fees and benefits	3,321

Accrued other operating expenses	180,823

Trustee deferred compensation and retirement plans	230,276

Total liabilities	373,928,723

Net assets applicable to shares outstanding	$720,609,096

Net assets consist of:
Shares of beneficial interest	$908,290,756

Distributable earnings (loss)	(187,681,660)

$720,609,096

Net Assets:
Class A	$578,173,610

Class C	$23,252,603

Class R	$21,454,374

Class Y	$70,007,085

Class R5	$147,957

Class R6	$27,573,467

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	56,657,911

Class C	2,292,701

Class R	2,103,923

Class Y	6,833,245

Class R5	14,481

Class R6	2,691,658

Class A:
Net asset value per share	$10.20

Maximum offering price per share (Net asset value of $10.20 ÷ 95.75%)	$10.65

Class C:
Net asset value and offering price per share	$10.14

Class R:
Net asset value and offering price per share	$10.20

Class Y:
Net asset value and offering price per share	$10.25

Class R5:
Net asset value and offering price per share	$10.22

Class R6:
Net asset value and offering price per share	$10.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Quality Income Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $972)	$7,394,130

Dividends from affiliated money market funds (includes securities lending income of $122)	4,706

Total investment income	7,398,836

Expenses:
Advisory fees	1,638,367

Administrative services fees	63,631

Custodian fees	16,191

Distribution fees:
Class A	766,478

Class C	135,758

Class R	56,056

Transfer agent fees – A, C, R and Y	502,045

Transfer agent fees – R5	157

Transfer agent fees – R6	4,484

Trustees’ and officers’ fees and benefits	11,003

Registration and filing fees	44,275

Reports to shareholders	29,936

Professional services fees	29,855

Other	10,528

Total expenses	3,308,764

Less: Fees waived and/or expense offset arrangement(s)	(2,617)

Net expenses	3,306,147

Net investment income	4,092,689

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(31,964,382)

Futures contracts	2,614,081

(29,350,301)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(51,978,119)

Futures contracts	299,662

(51,678,457)

Net realized and unrealized gain (loss)	(81,028,758)

Net increase (decrease) in net assets resulting from operations	$(76,936,069)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Quality Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$4,092,689	$5,865,498

Net realized gain (loss)	(29,350,301)	3,622,147

Change in net unrealized appreciation (depreciation)	(51,678,457)	(25,410,576)

Net increase (decrease) in net assets resulting from operations	(76,936,069)	(15,922,931)

Distributions to shareholders from distributable earnings:
Class A	(7,841,895)	(23,336,759)

Class C	(231,331)	(980,466)

Class R	(251,415)	(725,039)

Class Y	(1,157,353)	(5,164,083)

Class R5	(4,203)	(15,287)

Class R6	(430,225)	(1,152,084)

Total distributions from distributable earnings	(9,916,422)	(31,373,718)

Share transactions–net:
Class A	(50,513,112)	(84,007,942)

Class C	(6,503,760)	(19,118,430)

Class R	(665,044)	(2,029,383)

Class Y	(26,596,425)	(72,778,157)

Class R5	(301,412)	114,913

Class R6	(2,558,089)	2,041,712

Net increase (decrease) in net assets resulting from share transactions	(87,137,842)	(175,777,287)

Net increase (decrease) in net assets	(173,990,333)	(223,073,936)

Net assets:
Beginning of period	894,599,429	1,117,673,365

End of period	$720,609,096	$894,599,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Quality Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/22	$11.36	$ 0.05	$(1.08)	$(1.03)	$(0.13)	$10.20	(9.08	)%(d)	$578,174	0.84	%(d)(e)	0.84	%(d)(e)	1.03	%(d)(e)	276%
Year ended 12/31/21	11.90	0.07	(0.25)	(0.18)	(0.36)	11.36	(1.55	)(f)	697,347	0.84	(f)	0.86	(f)	0.57	(f)	401
Year ended 12/31/20	11.72	0.26	0.36	0.62	(0.44)	11.90	5.33	(f)	816,715	0.83	(f)	0.85	(f)	2.15	(f)	979
Year ended 12/31/19	11.48	0.35	0.33	0.68	(0.44)	11.72	5.97	(d)	301,996	0.92	(d)	0.92	(d)	3.04	(d)	448
Year ended 12/31/18	11.95	0.36	(0.38)	(0.02)	(0.45)	11.48	(0.15	)(d)	308,880	0.94	(d)	0.94	(d)	3.10	(d)	416
Year ended 12/31/17	12.11	0.26	(0.02)	0.24	(0.40)	11.95	1.98	(d)	353,256	0.96	(d)	0.96	(d)	2.15	(d)	516
Class C
Six months ended 06/30/22	11.28	0.01	(1.06)	(1.05)	(0.09)	10.14	(9.33)		23,253	1.60	(e)	1.60	(e)	0.27	(e)	276
Year ended 12/31/21	11.82	(0.02)	(0.25)	(0.27)	(0.27)	11.28	(2.35	)(f)	32,752	1.62	(f)	1.62	(f)	(0.21	)(f)	401
Year ended 12/31/20	11.64	0.16	0.37	0.53	(0.35)	11.82	4.57	(f)	53,821	1.60	(f)	1.60	(f)	1.38	(f)	979
Year ended 12/31/19	11.40	0.27	0.32	0.59	(0.35)	11.64	5.19		8,659	1.68		1.68		2.28		448
Year ended 12/31/18	11.87	0.27	(0.38)	(0.11)	(0.36)	11.40	(0.93)		9,179	1.70		1.70		2.34		416
Year ended 12/31/17	12.02	0.16	(0.01)	0.15	(0.30)	11.87	1.28		13,178	1.72		1.72		1.39		516
Class R
Six months ended 06/30/22	11.35	0.04	(1.07)	(1.03)	(0.12)	10.20	(9.12)		21,454	1.10	(e)	1.10	(e)	0.77	(e)	276
Year ended 12/31/21	11.89	0.03	(0.25)	(0.22)	(0.32)	11.35	(1.84)		24,551	1.12		1.12		0.29		401
Period ended 12/31/20(g)	11.79	0.14	0.21	0.35	(0.25)	11.89	2.99		27,785	1.10	(e)	1.10	(e)	1.88	(e)	979
Class Y
Six months ended 06/30/22	11.40	0.07	(1.07)	(1.00)	(0.15)	10.25	(8.84)		70,007	0.60	(e)	0.60	(e)	1.27	(e)	276
Year ended 12/31/21	11.95	0.10	(0.26)	(0.16)	(0.39)	11.40	(1.35)		106,019	0.57		0.62		0.84		401
Year ended 12/31/20	11.77	0.29	0.36	0.65	(0.47)	11.95	5.59		185,925	0.52		0.61		2.46		979
Year ended 12/31/19	11.53	0.38	0.33	0.71	(0.47)	11.77	6.21		20,339	0.68		0.68		3.28		448
Year ended 12/31/18	12.00	0.39	(0.38)	0.01	(0.48)	11.53	0.11		13,189	0.70		0.70		3.34		416
Year ended 12/31/17	12.15	0.29	(0.01)	0.28	(0.43)	12.00	2.32		67,027	0.72		0.72		2.39		516
Class R5
Six months ended 06/30/22	11.37	0.07	(1.07)	(1.00)	(0.15)	10.22	(8.86)		148	0.57	(e)	0.57	(e)	1.30	(e)	276
Year ended 12/31/21	11.91	0.10	(0.25)	(0.15)	(0.39)	11.37	(1.29)		489	0.56		0.57		0.85		401
Year ended 12/31/20	11.76	0.30	0.33	0.63	(0.48)	11.91	5.42		395	0.46		0.46		2.52		979
Year ended 12/31/19	11.52	0.40	0.32	0.72	(0.48)	11.76	6.36		132,657	0.55		0.55		3.41		448
Year ended 12/31/18	12.00	0.40	(0.39)	0.01	(0.49)	11.52	0.16		142,812	0.56		0.56		3.48		416
Year ended 12/31/17	12.15	0.30	(0.01)	0.29	(0.44)	12.00	2.46		176,010	0.58		0.58		2.53		516
Class R6
Six months ended 06/30/22	11.40	0.07	(1.08)	(1.01)	(0.15)	10.24	(8.89)		27,573	0.50	(e)	0.50	(e)	1.37	(e)	276
Year ended 12/31/21	11.95	0.11	(0.26)	(0.15)	(0.40)	11.40	(1.30)		33,442	0.51		0.51		0.90		401
Year ended 12/31/20	11.77	0.30	0.36	0.66	(0.48)	11.95	5.69		33,032	0.46		0.46		2.52		979
Year ended 12/31/19	11.53	0.40	0.32	0.72	(0.48)	11.77	6.35		22,379	0.55		0.55		3.41		448
Year ended 12/31/18	12.00	0.40	(0.38)	0.02	(0.49)	11.53	0.25		19,097	0.56		0.56		3.48		416
Year ended 12/31/17(g)	12.14	0.23	(0.04)	0.19	(0.33)	12.00	1.61		10	0.58	(e)	0.58	(e)	2.53	(e)	516

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,606,141,382 in connection with the acquisition of Invesco Oppenheimer Limited-Term Government Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2022 and the years ended December 31, 2019, 2018 and 2017, respectively.

(e)	Annualized.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.99% for Class A and Class C shares for the years ended December 31, 2021 and 2020, respectively.

(g)	Commencement date of May 15, 2020 and April 4, 2017 for Class R and Class R6 Shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Quality Income Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

16	Invesco Quality Income Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

I.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk

17	Invesco Quality Income Fund

and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

L.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 100 million	0.4700%

Next $150 million	0.4400%

Next $250 million	0.4125%

Next $2 billion	0.3825%

Next $2.5 billion	0.3800%

Next $2.5 billion	0.3650%

Next $2.5 billion	0.3400%

Next $2.5 billion	0.2950%

Over $12.5 billion	0.2700%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.41%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

18	Invesco Quality Income Fund

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $1,612.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $15,448 in front-end sales commissions from the sale of Class A shares and $171 and $443 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Sponsored Agency Mortgage-Backed Securities	$ –	$757,312,968	$–	$757,312,968

Commercial Paper	–	74,738,117	–	74,738,117

Asset-Backed Securities	–	65,602,657	–	65,602,657

Certificates of Deposit	–	49,955,691	–	49,955,691

Agency Credit Risk Transfer Notes	–	9,680,917	–	9,680,917

U.S. Treasury Securities	–	644,864	–	644,864

Total Investments in Securities	–	957,935,214	–	957,935,214

Other Investments - Assets*

Futures Contracts	273,250	–	–	273,250

Other Investments - Liabilities*

Futures Contracts	(633,182)	–	–	(633,182)

Total Other Investments	(359,932)	–	–	(359,932)

Total Investments	$(359,932)	$957,935,214	$–	$957,575,282

*	Unrealized appreciation (depreciation).

19	Invesco Quality Income Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$273,250

Derivatives not subject to master netting agreements	(273,250)

Total Derivative Assets subject to master netting agreements	$–

Value
Derivative Liabilities	Interest Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(633,182)

Derivatives not subject to master netting agreements	633,182

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest Rate Risk

Realized Gain:
Futures contracts	$2,614,081

Change in Net Unrealized Appreciation:
Futures contracts	299,662

Total	$2,913,743

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$122,799,925

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,005.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

20	Invesco Quality Income Fund

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$33,407,443	$49,972,166	$83,379,609

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $0 and $14,695,939, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,954,824

Aggregate unrealized (depreciation) of investments	(73,283,441)

Net unrealized appreciation (depreciation) of investments	$(69,328,617)

Cost of investments for tax purposes is $1,026,903,899.

NOTE 10–Share I’nformation

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,945,136	$20,987,493	5,247,785	$61,226,557

Class C	490,275	5,195,975	442,265	5,135,542

Class R	252,955	2,712,472	457,434	5,336,274

Class Y	633,302	6,819,547	4,240,157	49,957,902

Class R5	17,853	188,994	9,444	110,786

Class R6	258,385	2,786,634	2,160,441	25,243,150

Issued as reinvestment of dividends:
Class A	633,027	6,723,241	1,707,161	19,856,606

Class C	19,224	202,960	72,652	840,995

Class R	23,329	247,181	61,299	712,320

Class Y	82,130	877,010	298,525	3,490,500

Class R5	289	3,135	1,271	14,775

Class R6	30,015	320,129	79,035	922,272

Automatic conversion of Class C shares to Class A shares:
Class A	214,934	2,283,412	490,064	5,712,148

Class C	(216,323)	(2,283,412)	(493,153)	(5,712,148)

21	Invesco Quality Income Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(7,547,615)	$(80,507,258)	(14,665,238)	$(170,803,253)

Class C	(903,293)	(9,619,283)	(1,671,452)	(19,382,819)

Class R	(336,264)	(3,624,697)	(691,970)	(8,077,977)

Class Y	(3,183,347)	(34,292,982)	(10,800,066)	(126,226,559)

Class R5	(46,628)	(493,541)	(916)	(10,648)

Class R6	(530,379)	(5,664,852)	(2,070,983)	(24,123,710)

Net increase (decrease) in share activity	(8,162,995)	$(87,137,842)	(15,126,245)	$(175,777,287)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	Invesco Quality Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$909.20	$3.98	$1,020.63	$4.21	0.84%
Class C	1,000.00	906.70	7.56	1,016.86	8.00	1.60
Class R	1,000.00	907.90	5.20	1,019.34	5.51	1.10
Class Y	1,000.00	910.70	2.84	1,021.82	3.01	0.60
Class R5	1,000.00	910.50	2.70	1,021.97	2.86	0.57
Class R6	1,000.00	911.10	2.37	1,022.32	2.51	0.50

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23	Invesco Quality Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Quality Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the

Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Mortgage-Backed Securities Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

24	Invesco Quality Income Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective May 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively, referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

25	Invesco Quality Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	VK-QINC-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Select Risk: Conservative Investor Fund

Nasdaq:

A: OACIX ∎ C: OCCIX ∎ R: ONCIX ∎ Y: OYCIX ∎ R5: PXCIX ∎ R6: PXCCX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |    MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-14.17%
Class C Shares	-14.62
Class R Shares	-14.30
Class Y Shares	-14.20
Class R5 Shares	-14.08
Class R6 Shares	-14.08
Bloomberg Global Aggregate USD Hedged Index▼	-9.06
MSCI All Country World Index▼	-20.18
Custom Invesco Select Risk: Conservative Investor Index∎	-11.25

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.
The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

   The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI All Country World Index and 80% Bloomberg Global Aggregate USD Hedged Index.

   The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Select Risk: Conservative Investor Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges
Class A Shares
Inception (4/5/05)	1.63%
10 Years	2.52
5 Years	0.41
1 Year	-18.34
Class C Shares
Inception (4/5/05)	1.58%
10 Years	2.49
5 Years	0.78
1 Year	-15.11
Class R Shares
Inception (4/5/05)	1.68%
10 Years	2.84
5 Years	1.30
1 Year	-13.85
Class Y Shares
Inception (4/5/05)	2.24%
10 Years	3.36
5 Years	1.78
1 Year	-13.45
Class R5 Shares
10 Years	3.20%
5 Years	1.73
1 Year	-13.42
Class R6 Shares
10 Years	3.20%
5 Years	1.73
1 Year	-13.43

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Portfolio Series: Conservative Investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Conservative Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Select Risk: Conservative Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Select Risk: Conservative Investor Fund

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Select Risk: Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–99.43%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/22	Value 06/30/22

Alternative Funds–4.93%
Invesco Global Real Estate Income Fund, Class R6	1.98%	$9,491,387	$480,110	$(657,333)	$(1,666,170)	$97,021	$98,137	936,519	$7,745,015

Invesco Macro Allocation Strategy Fund, Class R6	2.95%	15,397,574	–	(2,604,632)	(1,089,543)	(197,827)	–	1,478,865	11,505,572

Total Alternative Funds		24,888,961	480,110	(3,261,965)	(2,755,713)	(100,806)	98,137		19,250,587

Domestic Equity Funds–11.63%
Invesco Discovery Mid Cap Growth Fund, Class R6	1.44%	9,221,620	782,339	(1,479,756)	(2,640,853)	(264,247)	–	230,575	5,619,103

Invesco Main Street Small Cap Fund, Class R6	1.21%	7,136,773	266,422	(1,411,023)	(1,095,521)	(178,555)	–	276,884	4,718,096

Invesco Russell 1000 Dynamic Multifactor ETF	2.66%	8,354,904	4,537,539	(397,062)	(2,113,185)	(1,121)	61,494	252,029	10,381,075

Invesco S&P 500® Low Volatility ETF	2.46%	9,361,818	1,800,722	(521,448)	(1,041,860)	12,132	96,134	155,022	9,611,364

Invesco S&P 500® Pure Growth ETF	2.38%	11,701,142	2,245,522	(1,056,962)	(3,532,060)	(70,791)	18,390	62,902	9,286,851

Invesco S&P 500® Pure Value ETF(b)	1.48%	5,837,219	1,140,151	(769,703)	(732,613)	283,899	51,006	76,694	5,758,953

Total Domestic Equity Funds		51,613,476	10,772,695	(5,635,954)	(11,156,092)	(218,683)	227,024		45,375,442

Fixed Income Funds–74.94%
Invesco 1-30 Laddered Treasury ETF	16.82%	55,884,739	23,288,743	(4,443,684)	(8,590,631)	(497,597)	467,603	2,105,246	65,641,570

Invesco Core Plus Bond Fund, Class R6	19.66%	82,291,759	11,996,645	(5,204,541)	(11,476,693)	(911,652)	1,021,681	8,124,525	76,695,518

Invesco Fundamental High Yield® Corporate Bond ETF	4.89%	30,588,539	–	(7,993,028)	(3,107,887)	(419,557)	394,841	1,131,636	19,068,067

Invesco Income Fund, Class R6	1.71%	17,642,100	212,319	(10,094,853)	(1,902,367)	839,487	210,272	931,389	6,696,686

Invesco International Bond Fund, Class R6	3.86%	32,555,668	406,195	(13,104,987)	(4,351,625)	(449,309)	401,279	3,654,355	15,055,942

Invesco Master Loan Fund, Class R6	8.01%	36,457,653	1,024,542	(3,937,995)	(2,059,432)	(234,228)	1,022,501	2,088,047	31,250,540

Invesco Taxable Municipal Bond ETF(b)	10.44%	65,933,415	–	(15,187,533)	(7,540,366)	(2,459,223)	747,851	1,469,924	40,746,293

Invesco Variable Rate Investment Grade ETF	9.55%	35,128,156	8,903,607	(6,152,150)	(623,464)	(7,263)	173,046	1,511,111	37,248,886

Total Fixed Income Funds		356,482,029	45,832,051	(66,118,771)	(39,652,465)	(4,139,342)	4,439,074		292,403,502

Foreign Equity Funds–7.14%
Invesco Developing Markets Fund, Class R6	1.47%	11,355,550	1,564,013	(4,553,464)	(621,704)	(2,015,414)	–	163,079	5,728,981

Invesco Global Infrastructure Fund, Class R6	1.01%	3,662,836	1,032,743	(534,158)	(287,465)	46,482	31,372	321,084	3,920,438

Invesco International Select Equity Fund, Class R6	1.23%	11,406,016	918,855	(5,146,412)	(1,080,927)	(1,286,318)	–	498,571	4,811,214

Invesco RAFI™ Strategic Developed ex-US ETF	1.46%	–	6,700,153	(273,160)	(721,355)	(6)	65,182	217,068	5,705,632

Invesco S&P Emerging Markets Low Volatility ETF	0.97%	–	4,258,467	–	(469,180)	–	37,091	162,910	3,789,287

Invesco S&P International Developed Low Volatility ETF	1.00%	9,348,410	116,918	(4,869,828)	(1,147,628)	437,242	140,274	140,714	3,885,114

Total Foreign Equity Funds		35,772,812	14,591,149	(15,377,022)	(4,328,259)	(2,818,014)	273,919		27,840,666

Money Market Funds–0.79%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.28%	725,211	15,372,665	(15,018,991)	–	–	287	1,078,885	1,078,885

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.20%	939,732	10,980,475	(11,149,899)	(3)	318	414	770,700	770,623

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.31%	828,813	17,568,761	(17,164,563)	–	–	539	1,233,011	1,233,011

Total Money Market Funds		2,493,756	43,921,901	(43,333,453)	(3)	318	1,240		3,082,519

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $428,612,233)	99.43%	471,251,034	115,597,906	(133,727,165)	(57,892,532)	(7,276,527)	5,039,394		387,952,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–99.43%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/22	Value 06/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.71%
Invesco Private Government Fund, 1.38%(c)(d)	1.88%	$–	$22,646,504	$(15,322,228)	$–	$–	$–	7,324,276	$7,324,276

Invesco Private Prime Fund, 1.66%(c)(d)	4.83%	–	52,150,679	(33,318,165)	(46)	1,383	–	18,833,851	18,833,851

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,158,173)	6.71%	–	74,797,183	(48,640,393)	(46)	1,383	–		26,158,127

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $454,770,406)	106.14%	$471,251,034	$190,395,089	$(182,367,558)	$(57,892,578)	$(7,275,144)	$5,039,394		$414,110,843

OTHER ASSETS LESS LIABILITIES	(6.14)%								(23,942,780)

NET ASSETS	100.00%								$390,168,063

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	5	September-2022	$947,375	$8,877	$ 8,877

Interest Rate Risk

Canada 10 Year Bonds	45	September-2022	4,334,641	(148,928)	(148,928)

Euro-BTP	54	September-2022	6,967,275	(52,824)	(52,824)

Euro-Bund	32	September-2022	4,989,248	(88,195)	(88,195)

Euro-OAT	59	September-2022	8,565,178	(165,702)	(165,702)

Japan 10 Year Bonds	29	September-2022	31,763,635	(100,457)	(100,457)

Long Gilt	72	September-2022	9,989,848	(354,088)	(354,088)

Subtotal				(910,194)	(910,194)

Total Futures Contracts				$(901,317)	$(901,317)

(a)	Futures contracts collateralized by $1,467,990 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2022

Fixed Income Funds	70.61%

Equity Funds	17.68

Alternative Funds	4.65

Money Market Funds	7.06

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in affiliated underlying funds, at value (Cost $454,770,406)*	$414,110,843

Other investments:
Variation margin receivable – futures contracts	294,004

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	1,467,990

Cash	11,942

Receivable for:
Dividends - affiliated underlying funds	403,874

Fund shares sold	781,886

Investment for trustee deferred compensation and retirement plans	33,993

Other assets	92,180

Total assets	417,196,712

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	409,802

Fund shares reacquired	211,530

Collateral upon return of securities loaned	26,158,173

Accrued fees to affiliates	182,065

Accrued trustees’ and officers’ fees and benefits	8,668

Accrued other operating expenses	24,418

Trustee deferred compensation and retirement plans	33,993

Total liabilities	27,028,649

Net assets applicable to shares outstanding	$390,168,063

Net assets consist of:
Shares of beneficial interest	$434,483,027

Distributable earnings	(44,314,964)

$390,168,063

Net Assets:

Class A	$297,679,133

Class C	$43,667,211

Class R	$42,206,790

Class Y	$6,597,079

Class R5	$8,925

Class R6	$8,925

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	35,122,718

Class C	5,229,720

Class R	4,997,628

Class Y	774,156

Class R5	1,053

Class R6	1,053

Class A:
Net asset value per share	$8.48

Maximum offering price per share (Net asset value of $8.48 ÷ 94.50%)	$8.97

Class C:
Net asset value and offering price per share	$8.35

Class R:
Net asset value and offering price per share	$8.45

Class Y:
Net asset value and offering price per share	$8.52

Class R5:
Net asset value and offering price per share	$8.48

Class R6:
Net asset value and offering price per share	$8.48

*	At June 30, 2022, securities with an aggregate value of $25,964,487 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Conservative Investor Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends from affiliated underlying funds (includes securities lending income of $40,740)	$5,080,134

Interest	85,523

Total investment income	5,165,657

Expenses:
Custodian fees	3,509

Distribution fees:
Class A	388,828

Class C	251,993

Class R	112,422

Transfer agent fees – A, C, R and Y	232,753

Transfer agent fees – R5	2

Transfer agent fees – R6	2

Trustees’ and officers’ fees and benefits	10,441

Registration and filing fees	46,119

Reports to shareholders	10,582

Professional services fees	14,564

Other	16,002

Total expenses	1,087,217

Less: Expense offset arrangement(s)	(535)

Net expenses	1,086,682

Net investment income	4,078,975

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(7,272,325)

Foreign currencies	(28)

Futures contracts	(5,178,077)

(12,450,430)

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(57,892,578)

Foreign currencies	207,712

Futures contracts	(574,866)

(58,259,732)

Net realized and unrealized gain (loss)	(70,710,162)

Net increase (decrease) in net assets resulting from operations	$(66,631,187)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$4,078,975	$8,260,691

Net realized gain (loss)	(12,450,430)	20,718,960

Change in net unrealized appreciation (depreciation)	(58,259,732)	(12,458,115)

Net increase (decrease) in net assets resulting from operations	(66,631,187)	16,521,536

Distributions to shareholders from distributable earnings:
Class A	–	(16,015,519)

Class C	–	(2,221,005)

Class R	–	(2,048,476)

Class Y	–	(364,777)

Class R5	–	(523)

Class R6	–	(895)

Total distributions from distributable earnings	–	(20,651,195)

Share transactions-net:
Class A	(8,953,562)	(91,535,827)

Class C	(7,519,471)	(8,582,614)

Class R	216,030	(1,783,064)

Class Y	(91,800)	(982,778)

Class R6	(7,827)	8,132

Net increase (decrease) in net assets resulting from share transactions	(16,356,630)	(102,876,151)

Net increase (decrease) in net assets	(82,987,817)	(107,005,810)

Net assets:
Beginning of period	473,155,880	580,161,690

End of period	$390,168,063	$473,155,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Conservative Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$ 9.88	$0.09	$(1.49)	$(1.40)	$ –	$ –	$ –	$ 8.48	(14.17	)%(f)	$297,679	0.40	%(f)(g)	0.40	%(f)(g)	2.03	%(f)(g)	17%
Year ended 12/31/21	10.03	0.17	0.14	0.31	(0.35)	(0.11)	(0.46)	9.88	3.11	(f)	357,004	0.37	(f)	0.42	(f)	1.68	(f)	27
Year ended 12/31/20	9.46	0.18	0.60	0.78	(0.21)	–	(0.21)	10.03	8.29	(f)	451,258	0.33	(f)	0.43	(f)	1.85	(f)	80
Eleven months ended 12/31/19	9.31	0.21	0.56	0.77	(0.33)	(0.29)	(0.62)	9.46	8.26		415,244	0.43	(g)	0.53	(g)	2.39	(g)	6
Year ended 01/31/19	9.67	0.22	(0.37)	(0.15)	(0.21)	–	(0.21)	9.31	(1.49)		396,318	0.42		0.52		2.35		45
Year ended 01/31/18	9.02	0.17	0.69	0.86	(0.21)	–	(0.21)	9.67	9.53		445,732	0.42		0.53		1.82		7
Year ended 01/31/17	8.54	0.20	0.47	0.67	(0.19)	–	(0.19)	9.02	7.92		428,722	0.44		0.54		2.22		9
Class C
Six months ended 06/30/22	9.77	0.06	(1.48)	(1.42)	–	–	–	8.35	(14.53)		43,667	1.16	(g)	1.16	(g)	1.27	(g)	17
Year ended 12/31/21	9.92	0.09	0.14	0.23	(0.27)	(0.11)	(0.38)	9.77	2.31		59,281	1.13		1.18		0.92		27
Year ended 12/31/20	9.35	0.10	0.61	0.71	(0.14)	–	(0.14)	9.92	7.55		68,581	1.09		1.19		1.09		80
Eleven months ended 12/31/19	9.20	0.14	0.55	0.69	(0.25)	(0.29)	(0.54)	9.35	7.48		88,939	1.19	(g)	1.29	(g)	1.63	(g)	6
Year ended 01/31/19	9.56	0.15	(0.38)	(0.23)	(0.13)	–	(0.13)	9.20	(2.30)		125,385	1.17		1.27		1.60		45
Year ended 01/31/18	8.92	0.10	0.67	0.77	(0.13)	–	(0.13)	9.56	8.69		139,290	1.17		1.28		1.06		7
Year ended 01/31/17	8.43	0.13	0.48	0.61	(0.12)	–	(0.12)	8.92	7.28		147,359	1.19		1.29		1.47		9
Class R
Six months ended 06/30/22	9.86	0.08	(1.49)	(1.41)	–	–	–	8.45	(14.30)		42,207	0.66	(g)	0.66	(g)	1.77	(g)	17
Year ended 12/31/21	10.01	0.14	0.14	0.28	(0.32)	(0.11)	(0.43)	9.86	2.84		49,057	0.63		0.68		1.42		27
Year ended 12/31/20	9.44	0.15	0.61	0.76	(0.19)	–	(0.19)	10.01	8.03		51,481	0.59		0.69		1.59		80
Eleven months ended 12/31/19	9.29	0.19	0.55	0.74	(0.30)	(0.29)	(0.59)	9.44	7.99		49,017	0.68	(g)	0.78	(g)	2.13	(g)	6
Year ended 01/31/19	9.65	0.20	(0.37)	(0.17)	(0.19)	–	(0.19)	9.29	(1.73)		44,044	0.67		0.77		2.10		45
Year ended 01/31/18	9.01	0.15	0.67	0.82	(0.18)	–	(0.18)	9.65	9.18		45,605	0.66		0.77		1.59		7
Year ended 01/31/17	8.53	0.18	0.47	0.65	(0.17)	–	(0.17)	9.01	7.71		42,716	0.69		0.79		1.99		9
Class Y
Six months ended 06/30/22	9.93	0.10	(1.51)	(1.41)	–	–	–	8.52	(14.20)		6,597	0.16	(g)	0.16	(g)	2.27	(g)	17
Year ended 12/31/21	10.08	0.20	0.14	0.34	(0.38)	(0.11)	(0.49)	9.93	3.38		7,785	0.13		0.18		1.92		27
Year ended 12/31/20	9.49	0.20	0.63	0.83	(0.24)	–	(0.24)	10.08	8.71		8,821	0.09		0.19		2.09		80
Eleven months ended 12/31/19	9.34	0.23	0.56	0.79	(0.35)	(0.29)	(0.64)	9.49	8.47		8,189	0.19	(g)	0.29	(g)	2.63	(g)	6
Year ended 01/31/19	9.71	0.24	(0.38)	(0.14)	(0.23)	–	(0.23)	9.34	(1.31)		6,671	0.18		0.28		2.59		45
Year ended 01/31/18	9.06	0.20	0.68	0.88	(0.23)	–	(0.23)	9.71	9.78		6,195	0.17		0.28		2.14		7
Year ended 01/31/17	8.57	0.23	0.47	0.70	(0.21)	–	(0.21)	9.06	8.27		5,280	0.19		0.29		2.52		9
Class R5
Six months ended 06/30/22	9.87	0.11	(1.50)	(1.39)	–	–	–	8.48	(14.08)		9	0.09	(g)	0.09	(g)	2.34	(g)	17
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.38		10	0.10		0.15		1.95		27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	–	(0.24)	10.03	8.67		11	0.04		0.14		2.14		80
Period ended 12/31/19(h)	9.50	0.16	0.43	0.59	(0.35)	(0.29)	(0.64)	9.45	6.30		10	0.15	(g)	0.25	(g)	2.67	(g)	6
Class R6
Six months ended 06/30/22	9.87	0.11	(1.50)	(1.39)	–	–	–	8.48	(14.08)		9	0.09	(g)	0.09	(g)	2.34	(g)	17
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.37		18	0.10		0.15		1.95		27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	–	(0.24)	10.03	8.67		11	0.04		0.14		2.14		80
Period ended 12/31/19(h)	9.50	0.16	0.44	0.60	(0.36)	(0.29)	(0.65)	9.45	6.31		10	0.07	(g)	0.17	(g)	2.75	(g)	6

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.47%, 0.47% and 0.55% for the six months ended June 30, 2022 and for the years ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.46%, 0.48%, 0.53% and 0.54% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2022 and for the years ended December 31, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek total return.

    The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

11	Invesco Select Risk: Conservative Investor Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses - Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $4,060 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

12	Invesco Select Risk: Conservative Investor Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Other Risks - Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    Effective May 1, 2022, the Adviser has contractually agreed, through at least April 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.25%, and 0.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.20% and 0.15%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

13	Invesco Select Risk: Conservative Investor Fund

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $21,681 in front-end sales commissions from the sale of Class A shares and $5,471 and $987 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$384,870,197	$–	$–	$384,870,197

Money Market Funds	3,082,519	26,158,127	–	29,240,646

Total Investments in Securities	387,952,716	26,158,127	–	414,110,843

Other Investments - Assets*

Futures Contracts	8,877	–	–	8,877

Other Investments - Liabilities*

Futures Contracts	(910,194)	–	–	(910,194)

Total Other Investments	(901,317)	–	–	(901,317)

Total Investments	$387,051,399	$26,158,127	$–	$413,209,526

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

14	Invesco Select Risk: Conservative Investor Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Derivative Assets	Equity Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$8,877

Derivatives not subject to master netting agreements	(8,877)

Total Derivative Assets subject to master netting agreements	$–

Value
Derivative Liabilities	Interest Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(910,194)

Derivatives not subject to master netting agreements	910,194

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$(224,941)	$(4,953,136)	$(5,178,077)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(15,938)	(558,928)	(574,866)

Total	$(240,879)	$(5,512,064)	$(5,752,943)

    The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$74,884,993

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $535.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

15	Invesco Select Risk: Conservative Investor Fund

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $71,676,005 and $90,393,712, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 7,553,484

Aggregate unrealized (depreciation) of investments	(48,246,302)

Net unrealized appreciation (depreciation) of investments	$(40,692,818)

    Cost of investments for tax purposes is $453,902,344.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	3,457,048	$31,409,677	8,829,161	$90,142,169

Class C	403,588	3,651,730	1,312,657	13,172,393

Class R	511,977	4,664,833	940,856	9,573,909

Class Y	100,876	924,783	328,551	3,353,031

Class R6	11	98	765	7,770

Issued as reinvestment of dividends:
Class A	-	-	1,575,051	15,482,752

Class C	-	-	224,018	2,179,692

Class R	-	-	208,786	2,048,191

Class Y	-	-	32,815	323,891

Class R6	-	-	38	374

Automatic conversion of Class C shares to Class A shares:
Class A	482,396	4,399,036	771,456	7,832,170

Class C	(488,756)	(4,399,036)	(782,269)	(7,832,170)

Reacquired:
Class A	(4,933,223)	(44,762,275)	(20,030,567)	(204,992,918)

Class C	(749,694)	(6,772,165)	(1,602,165)	(16,102,529)

Class R	(488,564)	(4,448,803)	(1,318,513)	(13,405,164)

Class Y	(110,979)	(1,016,583)	(452,556)	(4,659,700)

Class R6	(813)	(7,925)	(1)	(12)

Net increase (decrease) in share activity	(1,816,133)	$(16,356,630)	(9,961,917)	$(102,876,151)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

16	Invesco Select Risk: Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$858.30	$1.84	$1,022.81	$2.01	0.40%
Class C	1,000.00	854.70	5.33	1,019.04	5.81	1.16
Class R	1,000.00	857.00	3.04	1,021.52	3.31	0.66
Class Y	1,000.00	858.00	0.74	1,024.00	0.80	0.16
Class R5	1,000.00	859.20	0.41	1,024.35	0.45	0.09
Class R6	1,000.00	859.20	0.41	1,024.35	0.45	0.09

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Select Risk: Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Conservative Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to emerging market equities,

18	Invesco Select Risk: Conservative Investor Fund

negatively impacted Fund performance. The Board considered that the Fund underwent portfolio management and corresponding investment strategy changes in 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

19	Invesco Select Risk: Conservative Investor Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSCI-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Select Risk: Growth Investor Fund

Nasdaq:

A: AADAX ∎ C: AADCX ∎ R: AADRX ∎ S: AADSX ∎ Y: AADYX ∎ R5: AADIX ∎ R6: AAESX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |    MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-20.36%
Class C Shares	-20.64
Class R Shares	-20.42
Class S Shares	-20.27
Class Y Shares	-20.25
Class R5 Shares	-20.26
Class R6 Shares	-20.20
Bloomberg Global Aggregate USD Hedged Index▼	-9.06
MSCI All Country World Index▼	-20.18
Custom Invesco Select Risk: Growth Investor Index∎	-17.99

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.
The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

   The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

   The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI All Country World Index and 20% Bloomberg Global Aggregate USD Hedged Index.

   The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Select Risk: Growth Investor Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges
Class A Shares
Inception (4/30/04)	4.93%
10 Years	5.18
5 Years	2.68
1 Year	-22.09
Class C Shares
Inception (4/30/04)	4.92%
10 Years	5.13
5 Years	3.06
1 Year	-18.98
Class R Shares
Inception (4/30/04)	5.00%
10 Years	5.52
5 Years	3.58
1 Year	-17.76
Class S Shares
Inception (9/25/09)	6.48%
10 Years	5.88
5 Years	3.95
1 Year	-17.47
Class Y Shares
Inception (10/3/08)	6.31%
10 Years	6.03
5 Years	4.10
1 Year	-17.36
Class R5 Shares
Inception (4/30/04)	5.60%
10 Years	6.13
5 Years	4.17
1 Year	-17.39
Class R6 Shares
10 Years	5.97%
5 Years	4.21
1 Year	-17.25

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Select Risk: Growth Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Select Risk: Growth Investor Fund

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Select Risk: Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/22	Value 06/30/22

Alternative Funds–5.03%
Invesco Global Real Estate Income Fund, Class R6	2.48%	$20,997,007	$6,770,551	$(1,557,174)	$(4,401,901)	$87,509	$249,092	2,647,641	$21,895,992

Invesco Macro Allocation Strategy Fund, Class R6	2.55%	36,517,511	–	(11,191,739)	(1,491,455)	(1,378,101)	–	2,886,403	22,456,216

Total Alternative Funds		57,514,518	6,770,551	(12,748,913)	(5,893,356)	(1,290,592)	249,092		44,352,208

Domestic Equity Funds–43.42%
Invesco Discovery Mid Cap Growth Fund, Class R6	6.11%	100,403,223	13,116,554	(29,401,366)	(24,591,702)	(5,686,718)	–	2,209,273	53,839,991

Invesco Main Street Small Cap Fund, Class R6	6.11%	94,165,710	–	(24,708,497)	(19,139,299)	3,583,185	–	3,163,210	53,901,099

Invesco Russell 1000 Dynamic Multifactor ETF	11.41%	81,758,365	46,306,831	(5,965,414)	(22,072,788)	637,453	604,747	2,443,905	100,664,447

Invesco S&P 500® Low Volatility ETF	8.23%	73,597,577	13,520,722	(6,495,233)	(8,791,560)	742,160	732,647	1,170,543	72,573,666

Invesco S&P 500® Pure Growth ETF	5.23%	53,983,623	15,737,586	(6,121,736)	(17,409,519)	(103,685)	93,671	312,153	46,086,269

Invesco S&P SmallCap Low Volatility ETF	3.56%	85,222,001	1,239,316	(45,685,175)	(21,714,783)	12,331,133	589,098	704,974	31,392,492

Invesco Value Opportunities Fund, Class R6	2.77%	–	29,502,314	(1,937,184)	(3,073,961)	(47,134)	–	1,584,189	24,444,035

Total Domestic Equity Funds		489,130,499	119,423,323	(120,314,605)	(116,793,612)	11,456,394	2,020,163		382,901,999

Fixed Income Funds–17.92%
Invesco 1-30 Laddered Treasury ETF	2.03%	22,630,530	1,012,673	(2,510,296)	(3,053,831)	(141,534)	149,971	575,290	17,937,542

Invesco Core Plus Bond Fund, Class R6	7.88%	83,568,140	4,857,355	(7,131,910)	(10,794,302)	(1,016,287)	961,831	7,360,487	69,482,996

Invesco Income Fund, Class R6	1.09%	19,501,163	244,903	(8,878,356)	(1,344,916)	104,872	242,074	1,339,036	9,627,666

Invesco Master Loan Fund, Class R6	0.81%	–	7,607,798	–	(506,004)	–	128,344	474,516	7,101,794

Invesco Senior Floating Rate Fund, Class R6	1.07%	–	10,064,721	–	(624,061)	–	100,576	1,428,239	9,440,660

Invesco Taxable Municipal Bond ETF	4.01%	41,940,018	3,550,873	(3,580,729)	(6,095,805)	(464,732)	537,604	1,275,239	35,349,625

Invesco Variable Rate Investment Grade ETF	1.03%	10,964,051	–	(1,682,195)	(160,064)	(2,229)	46,130	369,962	9,119,563

Total Fixed Income Funds		178,603,902	27,338,323	(23,783,486)	(22,578,983)	(1,519,910)	2,166,530		158,059,846

Foreign Equity Funds–33.26%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	3.39%	35,943,960	3,525,601	(1,881,604)	(7,120,237)	(586,859)	–	998,025	29,880,861

Invesco Developing Markets Fund, Class R6	3.82%	58,510,292	9,093,173	(20,200,746)	(5,162,957)	(8,557,721)	–	958,783	33,682,041

Invesco Global Fund, Class R6	10.89%	125,308,070	17,234,588	(5,253,577)	(40,231,148)	(1,035,236)	–	1,118,494	96,022,697

Invesco Global Infrastructure Fund, Class R6	1.05%	11,842,646	87,000	(2,145,718)	(836,753)	272,975	87,000	755,131	9,220,150

Invesco International Select Equity Fund, Class R6	1.79%	39,560,007	1,555,001	(17,241,619)	(6,256,100)	(1,796,092)	–	1,639,502	15,821,197

Invesco International Small-Mid Company Fund, Class R6	3.41%	43,711,969	3,581,181	(2,627,298)	(14,112,764)	(524,947)	–	790,839	30,028,141

Invesco RAFI™ Strategic Developed ex-US ETF	4.23%	32,423,086	15,033,723	(4,530,342)	(5,884,294)	279,452	742,438	1,419,883	37,321,625

Invesco S&P Emerging Markets Low Volatility ETF	3.68%	25,738,837	14,985,487	(5,394,457)	(3,602,261)	764,986	454,225	1,396,930	32,492,592

Invesco S&P International Developed Low Volatility ETF	1.00%	34,156,890	–	(23,298,717)	(3,957,301)	1,959,453	414,068	320,910	8,860,325

Total Foreign Equity Funds		407,195,757	65,095,754	(82,574,078)	(87,163,815)	(9,223,989)	1,697,731		293,329,629

Money Market Funds–0.47%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.16%	1,820,180	26,472,947	(26,852,995)	–	–	1,153	1,440,132	1,440,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.10%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 06/30/22	Value 06/30/22

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.12%	$1,368,752	$18,909,248	$(19,218,561)	$(20)	$518	$1,490		1,060,042	$1,059,937

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.19%	2,080,205	30,254,796	(30,689,136)	–	–	1,869		1,645,865	1,645,865

Total Money Market Funds		5,269,137	75,636,991	(76,760,692)	(20)	518	4,512			4,145,934

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $916,182,105)	100.10%	1,137,713,813	294,264,942	(316,181,774)	(232,429,786)	(577,579)	6,138,028			882,789,616

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 1.38%(c)(d)	–	2,048,942	78,836,656	(80,885,598)	–	–	2,824	(e)	–	–

Invesco Private Prime Fund, 1.66%(c)(d)	–	4,780,865	175,336,474	(180,117,446)	–	107	8,217	(e)	–	–

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	6,829,807	254,173,130	(261,003,044)	–	107	11,041			–

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $916,182,105)	100.10%	$1,144,543,620	$548,438,072	$(577,184,818)	$(232,429,786)	$(577,472)	$6,149,069			$882,789,616

OTHER ASSETS LESS LIABILITIES	(0.10)%									(852,868)

NET ASSETS	100.00%									$881,936,748

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2022

Equity Funds	76.60%

Fixed Income Funds	17.91

Alternative Funds	5.02

Money Market Funds	0.47

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:

Investments in affiliated underlying funds, at value (Cost $916,182,105)	$882,789,616

Cash	2,823

Receivable for:
Dividends - affiliated underlying funds	260,427

Fund shares sold	521,925

Investment for trustee deferred compensation and retirement plans	140,044

Other assets	91,198

Total assets	883,806,033

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	284,887

Fund shares reacquired	788,391

Accrued fees to affiliates	509,567

Accrued trustees’ and officers’ fees and benefits	3,153

Accrued other operating expenses	129,040

Trustee deferred compensation and retirement plans	154,247

Total liabilities	1,869,285

Net assets applicable to shares outstanding	$881,936,748

Net assets consist of:
Shares of beneficial interest	$869,314,557

Distributable earnings	12,622,191

$881,936,748

Net Assets:

Class A	$789,385,424

Class C	$40,296,701

Class R	$21,805,333

Class S	$18,775,379

Class Y	$11,545,830

Class R5	$40,740

Class R6	$87,341

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	58,820,008

Class C	3,054,944

Class R	1,631,263

Class S	1,400,300

Class Y	862,075

Class R5	3,017

Class R6	6,467

Class A:
Net asset value per share	$13.42

Maximum offering price per share (Net asset value of $13.42 ÷ 94.50%)	$14.20

Class C:
Net asset value and offering price per share	$13.19

Class R:
Net asset value and offering price per share	$13.37

Class S:
Net asset value and offering price per share	$13.41

Class Y:
Net asset value and offering price per share	$13.39

Class R5:
Net asset value and offering price per share	$13.50

Class R6:
Net asset value and offering price per share	$13.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Growth Investor Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends from affiliated underlying funds (includes securities lending income of $47,733)	$6,185,761

Interest	146,993

Total investment income	6,332,754

Expenses:
Administrative services fees	79,658

Custodian fees	3,179

Distribution fees:
Class A	1,104,615

Class C	228,943

Class R	58,048

Class S	15,751

Transfer agent fees – A, C, R, S and Y	643,610

Transfer agent fees – R5	19

Transfer agent fees – R6	56

Trustees’ and officers’ fees and benefits	11,671

Registration and filing fees	57,394

Reports to shareholders	37,683

Professional services fees	18,109

Other	10,190

Total expenses	2,268,926

Less: Expense offset arrangement(s)	(1,038)

Net expenses	2,267,888

Net investment income	4,064,866

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(574,784)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(232,429,786)

Net realized and unrealized gain (loss)	(233,004,570)

Net increase (decrease) in net assets resulting from operations	$(228,939,704)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income	$4,064,866	$8,912,515

Net realized gain (loss)	(574,784)	79,356,776

Change in net unrealized appreciation (depreciation)	(232,429,786)	51,608,047

Net increase (decrease) in net assets resulting from operations	(228,939,704)	139,877,338

Distributions to shareholders from distributable earnings:
Class A	–	(60,863,717)

Class C	–	(2,894,317)

Class R	–	(1,476,979)

Class S	–	(1,492,207)

Class Y	–	(918,692)

Class R5	–	(3,107)

Class R6	–	(38,398)

Total distributions from distributable earnings	–	(67,687,417)

Share transactions–net:
Class A	(23,276,799)	5,099,523

Class C	(3,020,038)	(7,933,298)

Class R	1,174,463	3,156,194

Class S	(622,977)	(1,001,865)

Class Y	(344,995)	3,587,352

Class R5	1,749	(434,271)

Class R6	(479,214)	(226,919)

Net increase (decrease) in net assets resulting from share transactions	(26,567,811)	2,246,716

Net increase (decrease) in net assets	(255,507,515)	74,436,637

Net assets:
Beginning of period	1,137,444,263	1,063,007,626

End of period	$881,936,748	$1,137,444,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Growth Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$16.85	$0.06	$(3.49)	$(3.43)	$ –	$ –	$ –	$13.42	(20.36)%	$ 789,385	0.42	%(f)	0.42	%(f)	0.86	%(f)	22%
Year ended 12/31/21	15.80	0.14	1.98	2.12	(0.25)	(0.82)	(1.07)	16.85	13.55	1,017,511	0.45		0.45		0.83		19
Year ended 12/31/20	15.79	0.14	1.71	1.85	(0.27)	(1.57)	(1.84)	15.80	11.87	948,121	0.47		0.47		0.92		90
Year ended 12/31/19	14.37	0.28	2.68	2.96	(0.22)	(1.32)	(1.54)	15.79	20.59	889,968	0.49		0.49		1.76		32
Year ended 12/31/18	16.05	0.20	(1.53)	(1.33)	(0.20)	(0.15)	(0.35)	14.37	(8.27)	739,240	0.50		0.50		1.26		16
Year ended 12/31/17	14.12	0.20	2.02	2.22	(0.29)	–	(0.29)	16.05	15.77	844,780	0.55		0.55		1.32		14
Class C
Six months ended 06/30/22	16.62	0.01	(3.44)	(3.43)	–	–	–	13.19	(20.64)	40,297	1.17	(f)	1.17	(f)	0.11	(f)	22
Year ended 12/31/21	15.60	0.01	1.95	1.96	(0.12)	(0.82)	(0.94)	16.62	12.64	54,151	1.20		1.20		0.08		19
Year ended 12/31/20	15.64	0.02	1.70	1.72	(0.19)	(1.57)	(1.76)	15.60	11.09	58,187	1.22		1.22		0.17		90
Year ended 12/31/19	14.26	0.16	2.64	2.80	(0.10)	(1.32)	(1.42)	15.64	19.64	73,066	1.24		1.24		1.01		32
Year ended 12/31/18	15.91	0.08	(1.51)	(1.43)	(0.07)	(0.15)	(0.22)	14.26	(8.95)	118,925	1.25		1.25		0.51		16
Year ended 12/31/17	14.00	0.09	1.99	2.08	(0.17)	–	(0.17)	15.91	14.86	147,229	1.30		1.30		0.57		14
Class R
Six months ended 06/30/22	16.80	0.04	(3.47)	(3.43)	–	–	–	13.37	(20.42)	21,805	0.67	(f)	0.67	(f)	0.61	(f)	22
Year ended 12/31/21	15.76	0.10	1.97	2.07	(0.21)	(0.82)	(1.03)	16.80	13.24	26,032	0.70		0.70		0.58		19
Year ended 12/31/20	15.75	0.10	1.71	1.81	(0.23)	(1.57)	(1.80)	15.76	11.64	21,447	0.72		0.72		0.67		90
Year ended 12/31/19	14.34	0.24	2.66	2.90	(0.17)	(1.32)	(1.49)	15.75	20.26	20,690	0.74		0.74		1.51		32
Year ended 12/31/18	16.01	0.16	(1.52)	(1.36)	(0.16)	(0.15)	(0.31)	14.34	(8.49)	18,275	0.75		0.75		1.01		16
Year ended 12/31/17	14.09	0.16	2.01	2.17	(0.25)	–	(0.25)	16.01	15.43	21,598	0.80		0.80		1.07		14
Class S
Six months ended 06/30/22	16.82	0.07	(3.48)	(3.41)	–	–	–	13.41	(20.27)	18,775	0.32	(f)	0.32	(f)	0.96	(f)	22
Year ended 12/31/21	15.78	0.16	1.97	2.13	(0.27)	(0.82)	(1.09)	16.82	13.62	24,254	0.35		0.35		0.93		19
Year ended 12/31/20	15.77	0.15	1.72	1.87	(0.29)	(1.57)	(1.86)	15.78	11.98	23,627	0.37		0.37		1.02		90
Year ended 12/31/19	14.35	0.30	2.67	2.97	(0.23)	(1.32)	(1.55)	15.77	20.73	22,788	0.39		0.39		1.86		32
Year ended 12/31/18	16.03	0.22	(1.53)	(1.31)	(0.22)	(0.15)	(0.37)	14.35	(8.17)	20,700	0.40		0.40		1.36		16
Year ended 12/31/17	14.10	0.22	2.02	2.24	(0.31)	–	(0.31)	16.03	15.90	25,358	0.45		0.45		1.42		14
Class Y
Six months ended 06/30/22	16.79	0.08	(3.48)	(3.40)	–	–	–	13.39	(20.25)	11,546	0.17	(f)	0.17	(f)	1.11	(f)	22
Year ended 12/31/21	15.75	0.19	1.97	2.16	(0.30)	(0.82)	(1.12)	16.79	13.82	14,854	0.20		0.20		1.08		19
Year ended 12/31/20	15.74	0.17	1.72	1.89	(0.31)	(1.57)	(1.88)	15.75	12.16	10,589	0.22		0.22		1.17		90
Year ended 12/31/19	14.33	0.32	2.67	2.99	(0.26)	(1.32)	(1.58)	15.74	20.86	10,233	0.24		0.24		2.01		32
Year ended 12/31/18	16.02	0.24	(1.54)	(1.30)	(0.24)	(0.15)	(0.39)	14.33	(8.08)	8,271	0.25		0.25		1.51		16
Year ended 12/31/17	14.09	0.24	2.02	2.26	(0.33)	–	(0.33)	16.02	16.08	10,561	0.30		0.30		1.57		14
Class R5
Six months ended 06/30/22	16.93	0.09	(3.52)	(3.43)	–	–	–	13.50	(20.26)	41	0.12	(f)	0.12	(f)	1.16	(f)	22
Year ended 12/31/21	15.88	0.19	1.99	2.18	(0.31)	(0.82)	(1.13)	16.93	13.84	49	0.14		0.14		1.14		19
Year ended 12/31/20	15.86	0.19	1.72	1.91	(0.32)	(1.57)	(1.89)	15.88	12.20	453	0.14		0.14		1.25		90
Year ended 12/31/19	14.42	0.34	2.69	3.03	(0.27)	(1.32)	(1.59)	15.86	21.05	33	0.15		0.15		2.10		32
Year ended 12/31/18	16.12	0.26	(1.56)	(1.30)	(0.25)	(0.15)	(0.40)	14.42	(8.02)	25	0.16		0.16		1.60		16
Year ended 12/31/17	14.17	0.26	2.04	2.30	(0.35)	–	(0.35)	16.12	16.26	25	0.19		0.19		1.68		14
Class R6
Six months ended 06/30/22	16.93	0.09	(3.51)	(3.42)	–	–	–	13.51	(20.20)	87	0.14	(f)	0.14	(f)	1.14	(f)	22
Year ended 12/31/21	15.88	0.22	1.97	2.19	(0.32)	(0.82)	(1.14)	16.93	13.95	594	0.05		0.05		1.23		19
Year ended 12/31/20	15.85	0.19	1.73	1.92	(0.32)	(1.57)	(1.89)	15.88	12.27	584	0.14		0.14		1.25		90
Year ended 12/31/19	14.42	0.34	2.68	3.02	(0.27)	(1.32)	(1.59)	15.85	20.98	11	0.15		0.15		2.10		32
Year ended 12/31/18	16.11	0.26	(1.55)	(1.29)	(0.25)	(0.15)	(0.40)	14.42	(7.96)	10	0.16		0.16		1.60		16
Period ended 12/31/17(g)	14.84	0.19	1.43	1.62	(0.35)	–	(0.35)	16.11	10.94	11	0.20	(f)	0.20	(f)	1.67	(f)	14

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.54%, 0.54%, 0.58%, 0.58%, 0.55% and 0.58% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

    The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

11	Invesco Select Risk: Growth Investor Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses - Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $4,527 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.	Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small

12	Invesco Select Risk: Growth Investor Fund

number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $59,353 in front-end sales commissions from the sale of Class A shares and $10,238 and $1,843 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13	Invesco Select Risk: Growth Investor Fund

    As of June 30, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,038.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $218,627,951 and $239,421,082, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 47,248,802

Aggregate unrealized (depreciation) of investments	(81,565,902)

Net unrealized appreciation (depreciation) of investments	$(34,317,100)

    Cost of investments for tax purposes is $917,106,716.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	3,103,836	$46,409,593	5,767,516	$98,495,471

Class C	252,147	3,719,510	532,000	8,906,676

Class R	182,170	2,676,173	330,716	5,633,671

Class S	11,239	170,870	28,658	494,736

Class Y	99,300	1,490,217	360,974	6,177,497

Class R5	122	1,803	282	4,937

Class R6	3,023	44,977	197,960	3,408,627

14	Invesco Select Risk: Growth Investor Fund

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	-	$-	3,565,205	$58,897,268

Class C	-	-	174,949	2,851,658

Class R	-	-	89,676	1,476,971

Class S	-	-	90,463	1,491,736

Class Y	-	-	49,021	806,880

Class R5	-	-	128	2,127

Class R6	-	-	2,127	35,307

Automatic conversion of Class C shares to Class A shares:
Class A	161,638	2,402,906	327,512	5,552,372

Class C	(164,140)	(2,402,906)	(332,773)	(5,552,372)

Reacquired:
Class A	(4,843,575)	(72,089,298)	(9,263,372)	(157,845,588)

Class C	(291,159)	(4,336,642)	(846,822)	(14,139,260)

Class R	(100,314)	(1,501,710)	(231,663)	(3,954,448)

Class S	(52,672)	(793,847)	(174,571)	(2,988,337)

Class Y	(121,731)	(1,835,212)	(197,595)	(3,397,025)

Class R5	(3)	(54)	(26,029)	(441,335)

Class R6	(31,629)	(524,191)	(201,811)	(3,670,853)

Net increase (decrease) in share activity	(1,791,748)	$(26,567,811)	242,551	$2,246,716

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Select Risk: Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$796.40	$1.87	$1,022.71	$2.11	0.42%
Class C	1,000.00	793.60	5.20	1,018.99	5.86	1.17
Class R	1,000.00	795.80	2.98	1,021.47	3.36	0.67
Class S	1,000.00	797.30	1.43	1,023.21	1.61	0.32
Class Y	1,000.00	797.50	0.76	1,023.95	0.85	0.17
Class R5	1,000.00	797.40	0.53	1,024.20	0.60	0.12
Class R6	1,000.00	798.00	0.62	1,024.10	0.70	0.14

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco Select Risk: Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund underwent portfolio management and corresponding investment strategy changes in 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

17	Invesco Select Risk: Growth Investor Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Funds total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

18	Invesco Select Risk: Growth Investor Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GAL-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Select Risk: High Growth Investor Fund

Nasdaq:

A: OAAIX ∎ C: OCAIX ∎ R: ONAIX ∎ Y: OYAIX ∎ R5: PXQIX ∎ R6: PXGGX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-21.42%
Class C Shares	-21.68
Class R Shares	-21.50
Class Y Shares	-21.31
Class R5 Shares	-21.32
Class R6 Shares	-21.32
Bloomberg Global Aggregate USD Hedged Index▼	-9.06
Custom Invesco Select Risk: High Growth Investor Index∎	-19.09
MSCI All Country World Index▼	-20.18
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for nonresident investors.

    The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI All Country World Index and 10% Bloomberg Global Aggregate USD Hedged Index.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                     Invesco Select Risk: High Growth Investor Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	5.58%
10 Years	7.14
5 Years	3.24
1 Year	-22.75

Class C Shares
Inception (4/5/05)	5.54%
10 Years	7.11
5 Years	3.63
1 Year	-19.58

Class R Shares
Inception (4/5/05)	5.69%
10 Years	7.48
5 Years	4.16
1 Year	-18.44

Class Y Shares
Inception (4/5/05)	6.28%
10 Years	8.03
5 Years	4.68
1 Year	-18.00

Class R5 Shares
10 Years	7.85%
5 Years	4.61
1 Year	-18.00

Class R6 Shares
10 Years	7.86%
5 Years	4.63
1 Year	-18.00

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppen-heimer Portfolio Series: Growth investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the In-vesco Select Risk: High Growth Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures re-

flect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                     Invesco Select Risk: High Growth Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4                     Invesco Select Risk: High Growth Investor Fund

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Select Risk: High Growth Investor Fund

Schedule of Investments in Affiliated Issuers–99.97%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/22	06/30/22

Alternative Funds–4.98%
Invesco Global Real Estate Income Fund, Class R6	2.52%	$16,999,165	$5,781,644	$(1,030,139)	$(3,580,870)	$48,200	$206,307	2,202,902	$18,218,000

Invesco Macro Allocation Strategy Fund, Class R6	2.46%	30,341,757	–	(10,185,451)	(1,156,631)	(1,236,876)	–	2,283,136	17,762,799

Total Alternative Funds		47,340,922	5,781,644	(11,215,590)	(4,737,501)	(1,188,676)	206,307		35,980,799

Domestic Equity Funds–50.08%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.48%	92,104,894	12,157,042	(21,048,876)	(26,137,253)	(2,951,498)	–	2,220,940	54,124,309

Invesco Main Street Small Cap Fund, Class R6	7.47%	91,731,825	1,250,512	(23,462,126)	(19,777,254)	4,306,408	–	3,171,911	54,049,365

Invesco Russell 1000 Dynamic Multifactor ETF	13.41%	78,126,469	45,936,292	(6,773,636)	(21,570,659)	1,272,367	587,166	2,354,718	96,990,834

Invesco S&P 500® Low Volatility ETF	8.75%	62,972,280	12,757,180	(5,374,575)	(7,998,000)	880,573	630,778	1,019,959	63,237,458

Invesco S&P 500® Pure Growth ETF	5.59%	48,345,453	11,644,896	(3,951,371)	(15,614,024)	(828)	82,163	273,802	40,424,127

Invesco S&P SmallCap Low Volatility ETF	4.32%	85,609,811	–	(44,971,574)	(21,393,604)	11,982,608	601,796	701,263	31,227,241

Invesco Value Opportunities Fund, Class R6	3.06%	–	26,364,832	(1,383,256)	(2,843,246)	(27,649)	–	1,432,967	22,110,681

Total Domestic Equity Funds		458,890,732	110,110,754	(106,965,414)	(115,334,040)	15,461,981	1,901,903		362,164,015

Fixed Income Funds–7.86%
Invesco 1-30 Laddered Treasury ETF	2.83%	19,087,172	7,099,148	(2,758,313)	(2,724,328)	(221,099)	148,335	656,914	20,482,579

Invesco Core Plus Bond Fund, Class R6	5.03%	37,925,185	9,622,574	(5,529,339)	(4,817,935)	(843,290)	470,848	3,851,398	36,357,195

Total Fixed Income Funds		57,012,357	16,721,722	(8,287,652)	(7,542,263)	(1,064,389)	619,183		56,839,774

Foreign Equity Funds–36.38%
Invesco EQV Emerging Markets All Cap Fund, Class R6(b)	4.02%	31,951,687	7,228,375	(3,088,528)	(5,938,525)	(1,068,815)	–	971,416	29,084,194

Invesco Developing Markets Fund, Class R6	4.58%	46,647,242	5,293,917	(6,985,273)	(8,724,960)	(3,081,678)	–	943,617	33,149,248

Invesco Global Fund, Class R6	11.02%	111,165,102	12,009,642	(7,359,123)	(34,356,468)	(1,807,328)	–	927,802	79,651,825

Invesco Global Infrastructure Fund, Class R6	0.99%	9,740,850	69,500	(2,217,645)	(732,772)	309,717	69,500	587,195	7,169,650

Invesco International Select Equity Fund, Class R6	2.06%	37,078,186	–	(14,680,601)	(3,822,598)	(3,689,390)	–	1,542,549	14,885,597

Invesco International Small-Mid Company Fund, Class R6	3.92%	40,688,519	3,267,735	(1,841,765)	(13,344,269)	(410,640)	–	746,894	28,359,580

Invesco RAFI™ Strategic Developed ex-US ETF	5.18%	37,169,227	11,262,164	(5,328,501)	(5,955,125)	311,067	771,154	1,425,103	37,458,832

Invesco S&P Emerging Markets Low Volatility ETF	3.63%	23,360,609	9,633,819	(4,584,473)	(2,661,863)	470,766	391,711	1,127,208	26,218,858

Invesco S&P International Developed Low Volatility ETF	0.98%	33,289,145	–	(24,432,389)	(3,679,593)	1,936,554	369,351	257,650	7,113,717

Total Foreign Equity Funds		371,090,567	48,765,152	(70,518,298)	(79,216,173)	(7,029,747)	1,601,716		263,091,501

Money Market Funds–0.67%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(c)	0.23%	1,983,970	19,866,315	(20,214,117)	–	–	810	1,636,168	1,636,168

Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(c)	0.18%	1,781,818	14,190,225	(14,649,490)	(5)	162	1,473	1,322,842	1,322,710

Invesco Treasury Portfolio, Institutional Class, 1.35%(c)	0.26%	2,267,394	22,704,360	(23,101,848)	–	–	1,569	1,869,906	1,869,906

Total Money Market Funds		6,033,182	56,760,900	(57,965,455)	(5)	162	3,852		4,828,784

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $691,073,037)	99.97%	940,367,760	238,140,172	(254,952,409)	(206,829,982)	6,179,331	4,332,961		722,904,873

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–99.97%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	06/30/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		06/30/22	06/30/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 1.38%(c)(d)	0.00	$374,772	$12,697,612	$(13,071,988)	$–	$–	$1,055	(e)	396	$396

Invesco Private Prime Fund, 1.66%(c)(d)	0.00	874,467	31,553,021	(32,427,924)	–	1,455	3,000	(e)	1,019	1,019

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,415)	0.00%	1,249,239	44,250,633	(45,499,912)	–	1,455	4,055			1,415

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $691,074,452)	99.97%	$941,616,999	$282,390,805	$(300,452,321)	$(206,829,982)	$6,180,786	$4,337,016			$722,906,288

OTHER ASSETS LESS LIABILITIES	0.03%									237,254

NET ASSETS	100.00%									$723,143,542

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective February 28, 2022, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
	Number of	Expiration	Notional		Unrealized Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)
Equity Risk
E-Mini S&P 500 Index	27	September-2022	$5,115,825	$ 47,938	$ 47,938
MSCI Emerging Markets Index	6	September-2022	300,810	(661)	(661)
Nikkei 225 Index	1	September-2022	194,428	(10,911)	(10,911)
S&P/ASX 200 Index	1	September-2022	111,493	(554)	(554)
S&P/TSX 60 Index	1	September-2022	177,517	(6,307)	(6,307)
STOXX Europe 600 Index	28	September-2022	593,894	(2,822)	(2,822)
Total Futures Contracts				$ 26,683	$ 26,683

(a)	Futures contracts collateralized by $417,342 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2022

Equity Funds	86.49%

Fixed Income Funds	7.86

Alternative Funds	4.98

Money Market Funds	0.67

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $691,074,452)	$722,906,288

Other investments:
Variation margin receivable – futures contracts	111,963

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	417,342

Cash	11,408

Receivable for:
Dividends - affiliated underlying funds	91,351

Fund shares sold	247,123

Investment for trustee deferred compensation and retirement plans	42,941

Other assets	99,571

Total assets	723,927,987

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	98,407

Fund shares reacquired	291,466

Collateral upon return of securities loaned	1,415

Accrued fees to affiliates	306,861

Accrued trustees’ and officers’ fees and benefits	11,737

Accrued other operating expenses	31,618

Trustee deferred compensation and retirement plans	42,941

Total liabilities	784,445

Net assets applicable to shares outstanding	$723,143,542

Net assets consist of:
Shares of beneficial interest	$651,964,985

Distributable earnings	71,178,557

$723,143,542

Net Assets:
Class A	$567,083,767

Class C	$76,164,313

Class R	$68,583,270

Class Y	$11,288,898

Class R5	$7,624

Class R6	$15,670

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,779,594

Class C	6,295,815

Class R	5,429,832

Class Y	883,334

Class R5	602

Class R6	1,238

Class A:
Net asset value per share	$12.66

Maximum offering price per share (Net asset value of $12.66 ÷ 94.50%)	$13.40

Class C:
Net asset value and offering price per share	$12.10

Class R:
Net asset value and offering price per share	$12.63

Class Y:
Net asset value and offering price per share	$12.78

Class R5:
Net asset value and offering price per share	$12.66

Class R6:
Net asset value and offering price per share	$12.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Select Risk: High Growth Investor Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $ 51,856)	$4,384,817

Interest	124,019

Total investment income	4,508,836

Expenses:
Custodian fees	5,376

Distribution fees:
Class A	771,918

Class C	442,558

Class R	190,166

Transfer agent fees – A, C, R and Y	434,471

Transfer agent fees – R5	4

Transfer agent fees – R6	19

Trustees’ and officers’ fees and benefits	12,431

Registration and filing fees	49,287

Reports to shareholders	12,045

Professional services fees	15,519

Other	10,427

Total expenses	1,944,221

Less: Expenses reimbursed and/or expense offset arrangement(s)	(1,284)

Net expenses	1,942,937

Net investment income	2,565,899

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	6,174,787

Foreign currencies	(85)

Futures contracts	(1,390,946)

4,783,756

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(206,829,982)

Foreign currencies	(11,747)

Futures contracts	(145,539)

(206,987,268)

Net realized and unrealized gain (loss)	(202,203,512)

Net increase (decrease) in net assets resulting from operations	$(199,637,613)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021
Operations:
Net investment income	$2,565,899	$4,821,883
Net realized gain	4,783,756	71,851,533
Change in net unrealized appreciation (depreciation)	(206,987,268)	53,205,202
Net increase (decrease) in net assets resulting from operations	(199,637,613)	129,878,618

Distributions to shareholders from distributable earnings:
Class A	–	(48,416,741)
Class C	–	(6,414,634)
Class R	–	(5,533,480)
Class Y	–	(857,944)
Class R5	–	(719)
Class R6	–	(26,643)
Total distributions from distributable earnings	–	(61,250,161)

Share transactions–net:
Class A	(12,976,312)	(20,803,215)
Class C	(6,455,266)	(7,769,991)
Class R	(27,500)	3,374,905
Class Y	1,447,125	(1,378,039)
Class R6	(332,178)	342,426
Net increase (decrease) in net assets resulting from share transactions	(18,344,131)	(26,233,914)
Net increase (decrease) in net assets	(217,981,744)	42,394,543

Net assets:
Beginning of period	941,125,286	898,730,743
End of period	$723,143,542	$941,125,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Select Risk: High Growth Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover(e)
Class A
Six months ended 06/30/22	$16.11	$0.05	$(3.50)	$(3.45)	$–	$–	$–	$12.66	(21.42	)%(f)	$567,084	0.38	%(f)(g)	0.38	%(f)(g)	0.73	%(f)(g)	22%
Year ended 12/31/21	15.01	0.10	2.14	2.24	(0.28)	(0.86)	(1.14)	16.11	15.06	(f)	736,134	0.39	(f)	0.39	(f)	0.62	(f)	17
Year ended 12/31/20	15.84	0.09	2.01	2.10	(0.10)	(2.83)	(2.93)	15.01	13.52	(f)	702,842	0.42	(f)	0.42	(f)	0.62	(f)	70
Eleven months ended 12/31/19	16.13	0.19	2.53	2.72	(0.18)	(2.83)	(3.01)	15.84	16.94		657,555	0.46	(g)	0.46	(g)	1.21	(g)	31
Year ended 01/31/19	19.46	0.11	(2.31)	(2.20)	(0.18)	(0.95)	(1.13)	16.13	(10.71)		574,046	0.45		0.45		0.62		38
Year ended 01/31/18	15.59	0.07	4.24	4.31	(0.27)	(0.17)	(0.44)	19.46	27.83		674,845	0.46		0.47		0.42		8
Year ended 01/31/17	13.99	0.14	1.74	1.88	(0.16)	(0.12)	(0.28)	15.59	13.52		537,926	0.48		0.48		0.93		6
Class C
Six months ended 06/30/22	15.45	(0.00)	(3.35)	(3.35)	–	–	–	12.10	(21.68)		76,164	1.14	(g)	1.14	(g)	(0.03	)(g)	22
Year ended 12/31/21	14.43	(0.02)	2.05	2.03	(0.15)	(0.86)	(1.01)	15.45	14.22		104,723	1.15		1.15		(0.14)		17
Year ended 12/31/20	15.37	(0.02)	1.93	1.91	(0.02)	(2.83)	(2.85)	14.43	12.66		104,858	1.18		1.18		(0.14)		70
Eleven months ended 12/31/19	15.71	0.07	2.46	2.53	(0.04)	(2.83)	(2.87)	15.37	16.16		127,666	1.22	(g)	1.22	(g)	0.45	(g)	31
Year ended 01/31/19	18.96	(0.02)	(2.24)	(2.26)	(0.04)	(0.95)	(0.99)	15.71	(11.39)		169,142	1.20		1.20		(0.13)		38
Year ended 01/31/18	15.21	(0.06)	4.12	4.06	(0.14)	(0.17)	(0.31)	18.96	26.83		212,996	1.21		1.22		(0.36)		8
Year ended 01/31/17	13.65	0.02	1.71	1.73	(0.05)	(0.12)	(0.17)	15.21	12.71		180,365	1.23		1.23		0.16		6
Class R
Six months ended 06/30/22	16.09	0.03	(3.49)	(3.46)	–	–	–	12.63	(21.50)		68,583	0.64	(g)	0.64	(g)	0.47	(g)	22
Year ended 12/31/21	14.99	0.06	2.13	2.19	(0.23)	(0.86)	(1.09)	16.09	14.79		87,346	0.65		0.65		0.36		17
Year ended 12/31/20	15.83	0.05	2.00	2.05	(0.06)	(2.83)	(2.89)	14.99	13.22		78,109	0.68		0.68		0.36		70
Eleven months ended 12/31/19	16.11	0.15	2.53	2.68	(0.13)	(2.83)	(2.96)	15.83	16.72		66,628	0.72	(g)	0.72	(g)	0.96	(g)	31
Year ended 01/31/19	19.44	0.07	(2.31)	(2.24)	(0.14)	(0.95)	(1.09)	16.11	(10.97)		56,312	0.70		0.70		0.37		38
Year ended 01/31/18	15.59	0.04	4.21	4.25	(0.23)	(0.17)	(0.40)	19.44	27.44		59,559	0.71		0.72		0.22		8
Year ended 01/31/17	13.98	0.10	1.75	1.85	(0.12)	(0.12)	(0.24)	15.59	13.31		45,222	0.73		0.73		0.68		6
Class Y
Six months ended 06/30/22	16.24	0.07	(3.53)	(3.46)	–	–	–	12.78	(21.31)		11,289	0.14	(g)	0.14	(g)	0.97	(g)	22
Year ended 12/31/21	15.12	0.14	2.16	2.30	(0.32)	(0.86)	(1.18)	16.24	15.37		12,553	0.15		0.15		0.86		17
Year ended 12/31/20	15.93	0.13	2.03	2.16	(0.14)	(2.83)	(2.97)	15.12	13.82		12,904	0.18		0.18		0.86		70
Eleven months ended 12/31/19	16.20	0.23	2.55	2.78	(0.22)	(2.83)	(3.05)	15.93	17.24		21,733	0.22	(g)	0.22	(g)	1.46	(g)	31
Year ended 01/31/19	19.55	0.16	(2.33)	(2.17)	(0.23)	(0.95)	(1.18)	16.20	(10.50)		21,582	0.21		0.21		0.87		38
Year ended 01/31/18	15.67	0.13	4.23	4.36	(0.31)	(0.17)	(0.48)	19.55	28.04		25,773	0.22		0.23		0.72		8
Year ended 01/31/17	14.05	0.18	1.76	1.94	(0.20)	(0.12)	(0.32)	15.67	13.88		19,517	0.23		0.23		1.18		6
Class R5
Six months ended 06/30/22	16.09	0.07	(3.50)	(3.43)	–	–	–	12.66	(21.32)		8	0.12	(g)	0.12	(g)	0.99	(g)	22
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48		10	0.06		0.06		0.95		17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.83		9	0.14		0.14		0.90		70
Period ended 12/31/19(h)	16.60	0.16	2.12	2.28	(0.23)	(2.83)	(3.06)	15.82	13.83		10	0.14	(g)	0.14	(g)	1.53	(g)	31
Class R6
Six months ended 06/30/22	16.09	0.08	(3.51)	(3.43)	–	–	–	12.66	(21.32)		16	0.11	(g)	0.12	(g)	1.00	(g)	22
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48		359	0.06		0.06		0.95		17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.87		9	0.10		0.14		0.94		70
Period ended 12/31/19(h)	16.60	0.17	2.12	2.29	(0.24)	(2.83)	(3.07)	15.82	13.90		10	0.10	(g)	0.10	(g)	1.58	(g)	31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.55%, 0.55% and 0.64% for the six months ended June 30, 2022 and the years ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.67%, 0.71%, 0.70% and 0.70% or the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018 and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended June 30, 2022 and for the years ended December 31, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1– Significant Accounting Policies

Invesco Select Risk: High Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is to seek total return.

    The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

    A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

11                     Invesco Select Risk: High Growth Investor Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

    Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

    The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $4,194 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

12                     Invesco Select Risk: High Growth Investor Fund

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    Effective May 1, 2022 through at least April 30, 2023, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.20%, and 0.20%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.15% and 0.10%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.

    For the six months ended June 30, 2022, the Adviser reimbursed class level expenses of $2 of Class R6 shares.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

13                     Invesco Select Risk: High Growth Investor Fund

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $68,128 in front-end sales commissions from the sale of Class A shares and $4,722 and $485 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$718,076,089	$ –	$–	$718,076,089

Money Market Funds	4,828,784	1,415	–	4,830,199

Total Investments in Securities	722,904,873	1,415	–	722,906,288

Other Investments – Assets*

Futures Contracts	47,938	–	–	47,938

Other Investments – Liabilities*

Futures Contracts	(21,255)	–	–	(21,255)

Total Other Investments	26,683	–	–	26,683

Total Investments	$722,931,556	$1,415	$–	$722,932,971

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

14                     Invesco Select Risk: High Growth Investor Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

Value
Derivative Assets	Equity Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$47,938

Derivatives not subject to master netting agreements	(47,938)

Total Derivative Assets subject to master netting agreements	$–

Value
Derivative Liabilities	Equity Risk

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(21,255)

Derivatives not subject to master netting agreements	21,255

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk

Realized Gain (Loss):
Futures contracts	$(1,390,946)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(145,539)

Total	$(1,536,485)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts
Average notional value	$7,276,710

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,282.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

15                     Invesco Select Risk: High Growth Investor Fund

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $181,379,272 and $196,986,951, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$60,382,230

Aggregate unrealized (depreciation) of investments	(30,070,158)

Net unrealized appreciation of investments	$30,312,072

    Cost of investments for tax purposes is $692,620,899.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,954,214	$27,909,855	3,768,609	$61,352,978

Class C	483,861	6,581,667	1,005,459	15,743,648

Class R	531,233	7,504,308	939,898	15,314,471

Class Y	280,141	3,856,660	264,687	4,366,110

Class R6	259	3,934	22,296	352,221

Issued as reinvestment of dividends:
Class A	-	-	3,028,393	47,727,446

Class C	-	-	421,757	6,372,745

Class R	-	-	350,594	5,518,320

Class Y	-	-	46,943	745,454

Class R6	-	-	1,648	25,924

Automatic conversion of Class C shares to Class A shares:
Class A	397,746	5,568,563	668,770	10,916,017

Class C	(415,742)	(5,568,563)	(697,889)	(10,916,017)

Reacquired:
Class A	(3,254,692)	(46,454,730)	(8,607,620)	(140,799,656)

Class C	(549,886)	(7,468,370)	(1,217,054)	(18,970,367)

Class R	(529,457)	(7,531,808)	(1,073,025)	(17,457,886)

Class Y	(169,658)	(2,409,535)	(392,338)	(6,489,603)

Class R6	(21,354)	(336,112)	(2,214)	(35,719)

Net increase (decrease) in share activity	(1,293,335)	$(18,344,131)	(1,471,086)	$(26,233,914)

16                     Invesco Select Risk: High Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (01/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$785.80	$1.68	$1,022.91	$1.91	0.38%
Class C	1,000.00	783.20	5.04	1,019.14	5.71	1.14
Class R	1,000.00	785.00	2.83	1,021.62	3.21	0.64
Class Y	1,000.00	786.90	0.62	1,024.10	0.70	0.14
Class R5	1,000.00	786.80	0.53	1,024.20	0.60	0.12
Class R6	1,000.00	786.80	0.49	1,024.25	0.55	0.11

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                     Invesco Select Risk: High Growth Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: High Growth Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).

The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: High Growth Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the third quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s asset allocation achieved through investing in underlying affiliated funds, including its exposure to alternative strategies and

18                     Invesco Select Risk: High Growth Investor Fund

emerging market equities, negatively impacted Fund performance. The Board considered that the Fund underwent portfolio management and corresponding investment strategy changes in 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only three funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco

Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

19                     Invesco Select Risk: High Growth Investor Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSGI-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Select Risk: Moderately Conservative Investor Fund

Nasdaq:

A: CAAMX ◾ C: CACMX ◾ R: CMARX ◾ S: CMASX ◾ Y: CAAYX ◾ R5: CMAIX ◾ R6: CNSSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-16.36%
Class C Shares	-16.72
Class R Shares	-16.55
Class S Shares	-16.38
Class Y Shares	-16.35
Class R5 Shares	-16.31
Class R6 Shares	-16.24
Bloomberg Global Aggregate USD Hedged Index▼	-9.06
Custom Invesco Select Risk: Moderately Conservative Index∎	-13.56
MSCI All Country World Index▼	-20.18
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI All Country World Index and 60% Bloomberg Global Aggregate USD Hedged Index.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Select Risk: Moderately Conservative Investor Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	3.52%
10 Years	2.92
5 Years	1.12
1 Year	-19.54

Class C Shares
Inception (4/29/05)	3.51%
10 Years	2.87
5 Years	1.50
1 Year	-16.34

Class R Shares
Inception (4/29/05)	3.60%
10 Years	3.23
5 Years	1.99
1 Year	-15.14

Class S Shares
Inception (6/3/11)	3.75%
10 Years	3.59
5 Years	2.37
1 Year	-14.82

Class Y Shares
Inception (10/3/08)	4.72%
10 Years	3.75
5 Years	2.51
1 Year	-14.66

Class R5 Shares
Inception (4/29/05)	4.14%
10 Years	3.80
5 Years	2.55
1 Year	-14.66

Class R6 Shares
10 Years	3.65%
5 Years	2.55
1 Year	-14.59

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Select Risk: Moderately Conservative Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/22	Value 06/30/22
Alternative Funds–4.86%
Invesco Global Real Estate Income Fund, Class R6	1.90%	$6,832,193	$1,067,008	$(767,578)	$(1,248,205)	$39,072	$76,413	716,141	$5,922,490

Invesco Macro Allocation Strategy Fund, Class R6	2.96%	12,205,700	432,952	(2,373,776)	(671,429)	(359,230)	-	1,186,917	9,234,217

Total Alternative Funds		19,037,893	1,499,960	(3,141,354)	(1,919,634)	(320,158)	76,413		15,156,707

Domestic Equity Funds–21.01%
Invesco Discovery Mid Cap Growth Fund, Class R6	2.88%	16,600,843	3,638,709	(6,134,598)	(4,065,945)	(1,049,697)	-	368,868	8,989,312

Invesco Main Street Small Cap Fund, Class R6	1.40%	5,624,496	327,683	(470,888)	(1,101,419)	(8,054)	-	256,562	4,371,818

Invesco Russell 1000 Dynamic Multifactor ETF	5.19%	16,154,541	4,826,236	(1,401,838)	(3,423,034)	39,262	108,262	393,182	16,195,167

Invesco S&P 500® Low Volatility ETF	4.42%	9,006,795	7,354,299	(1,167,680)	(1,522,249)	122,347	113,943	222,476	13,793,512

Invesco S&P 500® Pure Growth ETF	3.75%	13,878,913	3,278,299	(1,059,990)	(4,398,321)	(6,404)	23,765	79,196	11,692,497

Invesco S&P 500® Pure Value ETF	2.36%	7,489,546	2,063,139	(1,601,211)	(1,034,757)	430,689	68,704	97,848	7,347,406

Invesco S&P SmallCap Low Volatility ETF	1.01%	5,734,588	139,845	(2,010,081)	(1,223,134)	520,234	51,191	70,996	3,161,452

Total Domestic Equity Funds		74,489,722	21,628,210	(13,846,286)	(16,768,859)	48,377	365,865		65,551,164

Fixed Income Funds–56.74%
Invesco 1-30 Laddered Treasury ETF	14.56%	37,830,314	18,192,865	(4,325,148)	(5,784,876)	(474,790)	320,090	1,457,292	45,438,365

Invesco Core Plus Bond Fund, Class R6	14.14%	51,799,306	2,964,592	(3,062,545)	(7,210,160)	(380,154)	619,906	4,672,780	44,111,039

Invesco Fundamental High Yield® Corporate Bond ETF(b)	4.00%	17,155,842	422,874	(2,989,734)	(1,882,155)	(219,107)	235,407	741,111	12,487,720

Invesco Income Fund, Class R6	1.74%	10,394,838	399,420	(4,656,947)	(730,097)	29,045	135,449	756,086	5,436,259

Invesco International Bond Fund, Class R6	2.96%	21,220,026	572,325	(9,584,144)	(1,858,950)	(1,129,279)	250,703	2,237,859	9,219,978

Invesco Master Loan Fund, Class R6	4.89%	17,007,538	1,300,996	(1,870,785)	(1,129,871)	(44,986)	504,982	1,019,811	15,262,892

Invesco Taxable Municipal Bond ETF(b)	9.24%	45,510,013	2,423,182	(12,154,541)	(5,019,711)	(1,922,825)	517,384	1,040,264	28,836,118

Invesco Variable Rate Investment Grade ETF	5.21%	11,337,119	7,833,158	(2,672,876)	(240,168)	(17,837)	68,900	658,799	16,239,396

Total Fixed Income Funds		212,254,996	34,109,412	(41,316,720)	(23,855,988)	(4,159,933)	2,652,821		177,031,767

Foreign Equity Funds–16.76%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	1.52%	-	5,207,654	(198,785)	(274,922)	(3,397)	-	158,001	4,730,550

Invesco Developing Markets Fund, Class R6	2.00%	13,103,674	1,614,103	(5,446,830)	(650,152)	(2,385,621)	-	177,489	6,235,174

Invesco Global Fund, Class R6	5.78%	28,629,662	5,529,983	(7,236,576)	(6,945,118)	(1,944,012)	-	210,063	18,033,939

Invesco Global Infrastructure Fund, Class R6	1.00%	4,028,327	87,585	(805,808)	(286,908)	103,902	29,913	256,110	3,127,098

Invesco International Select Equity Fund, Class R6	1.25%	9,313,876	797,251	(4,239,700)	(464,738)	(1,494,060)	-	405,454	3,912,629

Invesco International Small-Mid Company Fund, Class R6	0.91%	6,733,606	782,999	(2,735,650)	(1,540,596)	(411,643)	-	74,499	2,828,716

Invesco RAFI™ Strategic Developed ex-US ETF	1.86%	3,699,040	3,486,857	(536,779)	(863,563)	19,514	103,681	220,851	5,805,069

Invesco S&P Emerging Markets Low Volatility ETF	1.46%	-	5,215,376	(99,959)	(562,555)	(9,463)	44,473	195,331	4,543,399

Invesco S&P International Developed Low Volatility ETF	0.98%	7,543,112	240,652	(4,131,110)	(908,858)	331,599	116,035	111,387	3,075,395

Total Foreign Equity Funds		73,051,297	22,962,460	(25,431,197)	(12,497,410)	(5,793,181)	294,102		52,291,969

Money Market Funds–0.68%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)	0.24%	1,125,363	20,517,657	(20,899,488)	-	-	501	743,532	743,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 06/30/22	Value 06/30/22
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)	0.17%	$639,870	$14,655,470	$(14,772,448)	$-	$550	$503		523,495	$523,442

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)	0.27%	1,286,129	23,448,751	(23,885,129)	-	-	702		849,751	849,751

Total Money Market Funds		3,051,362	58,621,878	(59,557,065)	-	550	1,706			2,116,725

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $330,623,809)	100.05%	381,885,270	138,821,920	(143,292,622)	(55,041,891)	(10,224,345)	3,390,907			312,148,332

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.77%
Invesco Private Government Fund, 1.38%(d)(e)	1.62%	1,306,080	40,756,475	(37,025,552)	-	-	12,484	(f)	5,037,003	5,037,003

Invesco Private Prime Fund, 1.66%(d)(e)	4.15%	2,978,648	96,002,795	(86,026,160)	(741)	(2,247)	33,677	(f)	12,952,295	12,952,295

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,990,039)	5.77%	4,284,728	136,759,270	(123,051,712)	(741)	(2,247)	46,161			17,989,298

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $348,613,848)	105.82%	$386,169,998	$275,581,190	$(266,344,334)	$(55,042,632)	$(10,226,592)	$3,437,068			$330,137,630

OTHER ASSETS LESS LIABILITIES	(5.82)%									(18,149,103)

NET ASSETS	100.00%									$311,988,527

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2022

Fixed Income Funds	53.62%
Equity Funds	35.70
Alternative Funds	4.59
Money Market Funds	6.09

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $348,613,848)*	$330,137,630

Receivable for: Dividends - affiliated underlying funds	221,662

Fund shares sold	258,310

Investment for trustee deferred compensation and retirement plans	50,127

Other assets	81,558

Total assets	330,749,287

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	231,880

Fund shares reacquired	302,247

Collateral upon return of securities loaned	17,990,039

Accrued fees to affiliates	134,376

Accrued trustees’ and officers’ fees and benefits	2,431

Accrued other operating expenses	41,995

Trustee deferred compensation and retirement plans	57,792

Total liabilities	18,760,760

Net assets applicable to shares outstanding	$311,988,527

Net assets consist of:
Shares of beneficial interest	$336,703,482

Distributable earnings (loss)	(24,714,955)

$311,988,527

Net Assets:
Class A	$264,863,878

Class C	$17,793,605

Class R	$8,308,980

Class S	$1,659,535

Class Y	$19,238,141

Class R5	$94,042

Class R6	$30,346

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	26,812,184

Class C	1,822,999

Class R	844,884

Class S	167,788

Class Y	1,950,706

Class R5	9,477

Class R6	3,058

Class A:
Net asset value per share	$9.88

Maximum offering price per share (Net asset value of $9.88 ÷ 94.50%)	$10.46

Class C:
Net asset value and offering price per share	$9.76

Class R:
Net asset value and offering price per share	$9.83

Class S:
Net asset value and offering price per share	$9.89

Class Y:
Net asset value and offering price per share	$9.86

Class R5:
Net asset value and offering price per share	$9.92

Class R6:
Net asset value and offering price per share	$9.92

*	At June 30, 2022, securities with an aggregate value of $17,928,177 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:
Dividends from affiliated underlying funds (includes securities lending income of $43,652)	$3,434,559

Interest	48,859

Total investment income	3,483,418

Expenses:
Administrative services fees	27,120

Custodian fees	2,555

Distribution fees:
Class A	366,989

Class C	105,485

Class R	22,773

Class S	1,353

Transfer agent fees - A, C, R, S and Y	206,360

Transfer agent fees - R5	29

Transfer agent fees - R6	8

Trustees’ and officers’ fees and benefits	9,338

Registration and filing fees	45,616

Reports to shareholders	7,921

Professional services fees	16,295

Other	7,298

Total expenses	819,140

Less: Expense offset arrangement(s)	(238)

Net expenses	818,902

Net investment income	2,664,516

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(10,230,581)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(55,042,632)

Net realized and unrealized gain (loss)	(65,273,213)

Net increase (decrease) in net assets resulting from operations	$(62,608,697)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021
Operations:
Net investment income	$2,664,516	$4,405,432
Net realized gain (loss)	(10,230,581)	19,137,130
Change in net unrealized appreciation (depreciation)	(55,042,632)	1,848,210
Net increase (decrease) in net assets resulting from operations	(62,608,697)	25,390,772

Distributions to shareholders from distributable earnings:
Class A	(2,762,283)	(15,934,233)
Class C	(117,170)	(1,040,411)
Class R	(75,488)	(452,945)
Class S	(18,058)	(101,131)
Class Y	(226,106)	(630,289)
Class R5	(1,115)	(5,184)
Class R6	(335)	(1,886)

Total distributions from distributable earnings	(3,200,555)	(18,166,079)

Share transactions–net:
Class A	(10,754,687)	25,701,760
Class C	(2,912,313)	(3,419,010)
Class R	37,774	1,979,083
Class S	(3,302)	(49,735)
Class Y	10,130,827	1,775,486
Class R5	3,738	99,654
Class R6	(5,120)	28,671

Net increase (decrease) in net assets resulting from share transactions	(3,503,083)	26,115,909
Net increase (decrease) in net assets	(69,312,335)	33,340,602

Net assets:
Beginning of period	381,300,862	347,960,260
End of period	$311,988,527	$381,300,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$11.93	$0.09	$(2.04)	$(1.95)	$(0.10)	$-	$(0.10)	$9.88	(16.36)%	$264,864	0.44	%(f)	0.44	%(f)	1.59	%(f)	23%
Year ended 12/31/21	11.69	0.15	0.69	0.84	(0.23)	(0.37)	(0.60)	11.93	7.26	331,992	0.44		0.44		1.25		28
Year ended 12/31/20	11.47	0.20	0.94	1.14	(0.27)	(0.65)	(0.92)	11.69	10.23	300,116	0.47		0.47		1.81		86
Year ended 12/31/19	10.68	0.35	1.18	1.53	(0.35)	(0.39)	(0.74)	11.47	14.39	257,703	0.48		0.48		3.01		28
Year ended 12/31/18	11.63	0.28	(0.80)	(0.52)	(0.28)	(0.15)	(0.43)	10.68	(4.50)	210,248	0.50		0.50		2.43		23
Year ended 12/31/17	11.13	0.24	0.63	0.87	(0.34)	(0.03)	(0.37)	11.63	7.87	233,998	0.53		0.53		2.11		11
Class C
Six months ended 06/30/22	11.79	0.04	(2.01)	(1.97)	(0.06)	-	(0.06)	9.76	(16.72)	17,794	1.19	(f)	1.19	(f)	0.84	(f)	23
Year ended 12/31/21	11.55	0.06	0.68	0.74	(0.13)	(0.37)	(0.50)	11.79	6.53	24,758	1.19		1.19		0.50		28
Year ended 12/31/20	11.34	0.12	0.92	1.04	(0.18)	(0.65)	(0.83)	11.55	9.40	27,569	1.22		1.22		1.06		86
Year ended 12/31/19	10.57	0.26	1.16	1.42	(0.26)	(0.39)	(0.65)	11.34	13.45	33,282	1.23		1.23		2.26		28
Year ended 12/31/18	11.51	0.19	(0.79)	(0.60)	(0.19)	(0.15)	(0.34)	10.57	(5.21)	57,060	1.25		1.25		1.68		23
Year ended 12/31/17	11.02	0.16	0.61	0.77	(0.25)	(0.03)	(0.28)	11.51	7.02	69,800	1.28		1.28		1.36		11
Class R
Six months ended 06/30/22	11.88	0.07	(2.03)	(1.96)	(0.09)	-	(0.09)	9.83	(16.55)	8,309	0.69	(f)	0.69	(f)	1.34	(f)	23
Year ended 12/31/21	11.64	0.12	0.69	0.81	(0.20)	(0.37)	(0.57)	11.88	7.02	10,020	0.69		0.69		1.00		28
Year ended 12/31/20	11.42	0.18	0.93	1.11	(0.24)	(0.65)	(0.89)	11.64	9.99	7,877	0.72		0.72		1.56		86
Year ended 12/31/19	10.64	0.32	1.17	1.49	(0.32)	(0.39)	(0.71)	11.42	14.05	7,777	0.73		0.73		2.76		28
Year ended 12/31/18	11.58	0.25	(0.79)	(0.54)	(0.25)	(0.15)	(0.40)	10.64	(4.68)	7,410	0.75		0.75		2.18		23
Year ended 12/31/17	11.09	0.21	0.62	0.83	(0.31)	(0.03)	(0.34)	11.58	7.52	8,359	0.78		0.78		1.86		11
Class S
Six months ended 06/30/22	11.95	0.09	(2.04)	(1.95)	(0.11)	-	(0.11)	9.89	(16.38)	1,660	0.34	(f)	0.34	(f)	1.69	(f)	23
Year ended 12/31/21	11.70	0.16	0.70	0.86	(0.24)	(0.37)	(0.61)	11.95	7.46	2,009	0.34		0.34		1.35		28
Year ended 12/31/20	11.48	0.22	0.93	1.15	(0.28)	(0.65)	(0.93)	11.70	10.33	2,012	0.37		0.37		1.91		86
Year ended 12/31/19	10.70	0.36	1.17	1.53	(0.36)	(0.39)	(0.75)	11.48	14.39	1,877	0.38		0.38		3.11		28
Year ended 12/31/18	11.64	0.29	(0.79)	(0.50)	(0.29)	(0.15)	(0.44)	10.70	(4.31)	1,814	0.40		0.40		2.53		23
Year ended 12/31/17	11.14	0.26	0.62	0.88	(0.35)	(0.03)	(0.38)	11.64	7.97	2,106	0.43		0.43		2.21		11
Class Y
Six months ended 06/30/22	11.92	0.10	(2.04)	(1.94)	(0.12)	-	(0.12)	9.86	(16.35)	19,238	0.19	(f)	0.19	(f)	1.84	(f)	23
Year ended 12/31/21	11.67	0.18	0.70	0.88	(0.26)	(0.37)	(0.63)	11.92	7.63	12,372	0.19		0.19		1.50		28
Year ended 12/31/20	11.45	0.23	0.93	1.16	(0.29)	(0.65)	(0.94)	11.67	10.52	10,363	0.22		0.22		2.06		86
Year ended 12/31/19	10.67	0.37	1.18	1.55	(0.38)	(0.39)	(0.77)	11.45	14.59	9,457	0.23		0.23		3.26		28
Year ended 12/31/18	11.62	0.31	(0.80)	(0.49)	(0.31)	(0.15)	(0.46)	10.67	(4.27)	6,268	0.25		0.25		2.68		23
Year ended 12/31/17	11.12	0.27	0.63	0.90	(0.37)	(0.03)	(0.40)	11.62	8.15	6,232	0.28		0.28		2.36		11
Class R5
Six months ended 06/30/22	11.99	0.10	(2.05)	(1.95)	(0.12)	-	(0.12)	9.92	(16.31)	94	0.13	(f)	0.13	(f)	1.90	(f)	23
Year ended 12/31/21	11.74	0.19	0.69	0.88	(0.26)	(0.37)	(0.63)	11.99	7.65	109	0.15		0.15		1.54		28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	(0.95)	11.74	10.51	11	0.19		0.19		2.09		86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	(0.77)	11.52	14.69	11	0.19		0.20		3.30		28
Year ended 12/31/18	11.68	0.31	(0.80)	(0.49)	(0.31)	(0.15)	(0.46)	10.73	(4.18)	10	0.21		0.21		2.72		23
Year ended 12/31/17	11.18	0.28	0.62	0.90	(0.37)	(0.03)	(0.40)	11.68	8.16	11	0.24		0.24		2.40		11
Class R6
Six months ended 06/30/22	11.98	0.10	(2.04)	(1.94)	(0.12)	-	(0.12)	9.92	(16.24)	30	0.13	(f)	0.13	(f)	1.90	(f)	23
Year ended 12/31/21	11.74	0.19	0.68	0.87	(0.26)	(0.37)	(0.63)	11.98	7.56	41	0.15		0.15		1.54		28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	(0.95)	11.74	10.51	12	0.19		0.19		2.09		86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	(0.77)	11.52	14.69	10	0.19		0.20		3.30		28
Year ended 12/31/18	11.67	0.31	(0.79)	(0.48)	(0.31)	(0.15)	(0.46)	10.73	(4.10)	9	0.21		0.21		2.72		23
Period ended 12/31/17(g)	11.40	0.21	0.40	0.61	(0.31)	(0.03)	(0.34)	11.67	5.38	10	0.24	(f)	0.24	(f)	2.40	(f)	11

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds 0.49%, 0.49%, 0.51%, 0.51%, 0.53% and 0.53% for the six months ended June 30, 2022 and for the years ended December 31, 2021, 2020, 2019, 2018, and 2017, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)	Commencement date of April 4, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

    The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

    The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

    A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

11	Invesco Select Risk: Moderately Conservative Investor Fund

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

    Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

    The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $753 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.	Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small

12	Invesco Select Risk: Moderately Conservative Investor Fund

number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

    Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $20,889 in front-end sales commissions from the sale of Class A shares and $5,433 and $908 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

13	Invesco Select Risk: Moderately Conservative Investor Fund

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$310,031,607	$–	$–	$310,031,607

Money Market Funds	2,116,725	17,989,298	–	20,106,023

Total Investments	$312,148,332	$17,989,298	$–	$330,137,630

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $238.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $80,200,042 and $83,735,557, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$9,744,732

Aggregate unrealized (depreciation) of investments	(30,906,263)

Net unrealized appreciation (depreciation) of investments	$(21,161,531)

    Cost of investments for tax purposes is $351,299,161.

14	Invesco Select Risk: Moderately Conservative Investor Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,988,003	$21,541,331	5,446,631	$65,972,089

Class C	238,546	2,576,524	492,238	5,862,630

Class R	169,673	1,853,223	345,361	4,149,561

Class S	741	8,100	4,800	59,558

Class Y	1,026,986	11,386,371	389,216	4,682,496

Class R5	289	3,084	9,308	113,682

Class R6	1,094	11,964	2,398	29,180

Issued as reinvestment of dividends:
Class A	246,756	2,557,963	1,259,071	14,963,129

Class C	10,352	105,577	84,391	989,281

Class R	7,280	75,092	38,102	450,409

Class S	1,741	18,058	8,495	101,131

Class Y	20,241	209,339	45,779	543,603

Class R5	96	1,001	383	4,579

Class R6	22	230	111	1,328

Automatic conversion of Class C shares to Class A shares:
Class A	92,188	991,188	225,877	2,728,054

Class C	(93,362)	(991,188)	(228,581)	(2,728,054)

Reacquired:
Class A	(3,336,576)	(35,845,169)	(4,789,672)	(57,961,512)

Class C	(432,103)	(4,603,226)	(634,657)	(7,542,867)

Class R	(175,620)	(1,890,541)	(216,817)	(2,620,887)

Class S	(2,811)	(29,460)	(17,072)	(210,424)

Class Y	(134,813)	(1,464,883)	(284,740)	(3,450,613)

Class R5	(31)	(347)	(1,517)	(18,607)

Class R6	(1,471)	(17,314)	(151)	(1,837)

Net increase (decrease) in share activity	(372,779)	$(3,503,083)	2,178,954	$26,115,909

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 3% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

15	Invesco Select Risk: Moderately Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value (01/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$836.40	$2.00	$1,022.61	$2.21	0.44%
Class C	1,000.00	832.80	5.41	1,018.89	5.96	1.19
Class R	1,000.00	834.50	3.14	1,021.37	3.46	0.69
Class S	1,000.00	836.20	1.55	1,023.11	1.71	0.34
Class Y	1,000.00	836.50	0.87	1,023.85	0.95	0.19
Class R5	1,000.00	836.90	0.59	1,024.15	0.65	0.13
Class R6	1,000.00	837.60	0.59	1,024.15	0.65	0.13

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco Select Risk: Moderately Conservative Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderately Conservative Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderately Conservative Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period and below the performance of the Index for the five year period. The Board considered that the Fund underwent portfolio management and corresponding investment strategy changes in 2020. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

17	Invesco Select Risk: Moderately Conservative Investor Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated and unaffiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

18	Invesco Select Risk: Moderately Conservative Investor Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	CAL-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Select Risk: Moderate Investor Fund

Nasdaq:

A: OAMIX ∎ C: OCMIX ∎ R: ONMIX ∎ S: PXMSX ∎ Y: OYMIX ∎ R5: PXMQX ∎ R6: PXMMX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
13	Notes to Financial Statements
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-18.44%
Class C Shares	-18.75
Class R Shares	-18.59
Class S Shares	-18.42
Class Y Shares	-18.29
Class R5 Shares	-18.27
Class R6 Shares	-18.27
Bloomberg Global Aggregate USD Hedged Index▼	-9.06
MSCI All Country World Index▼	-20.18
Custom Invesco Select Risk: Moderate Investor Index∎	-15.69

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.

    The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate USD Hedged Index.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Select Risk: Moderate Investor Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	3.32%
10 Years	5.01
5 Years	2.40
1 Year	-20.97

Class C Shares
Inception (4/5/05)	3.28%
10 Years	4.97
5 Years	2.77
1 Year	-17.78

Class R Shares
Inception (4/5/05)	3.39%
10 Years	5.33
5 Years	3.29
1 Year	-16.57

Class S Shares
10 Years	5.63%
5 Years	3.61
1 Year	-16.31

Class Y Shares
Inception (4/5/05)	3.96%
10 Years	5.88
5 Years	3.82
1 Year	-16.12

Class R5 Shares
10 Years	5.72%
5 Years	3.79
1 Year	-16.05

Class R6 Shares
10 Years	5.73%
5 Years	3.80
1 Year	-16.05

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Portfolio Series: Moderate Investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Moderate Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class S shares incepted on May 15, 2020. Performance shown above is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s

Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Select Risk: Moderate Investor Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Select Risk: Moderate Investor Fund

Schedule of Investments

June 30, 2022

(Unaudited)

Invesco Select Risk: Moderate Investor Fund

Schedule of Investments in Affiliated Issuers–99.88%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 06/30/22	Value 06/30/22
Alternative Funds–5.00%
Invesco Global Real Estate Income Fund, Class R6	2.20%	$41,350,560	$7,915,375	$(2,288,931)	$(7,998,828)	$86,781	$470,270	4,723,695	$39,064,957
Invesco Macro Allocation Strategy Fund, Class R6	2.80%	72,960,020	–	(17,398,885)	(3,793,944)	(2,076,769)	–	6,386,944	49,690,422
Total Alternative Funds		114,310,580	7,915,375	(19,687,816)	(11,792,772)	(1,989,988)	470,270		88,755,379
Domestic Equity Funds–32.50%
Invesco Discovery Mid Cap Growth Fund, Class R6	4.58%	165,651,740	23,771,679	(57,740,482)	(42,954,835)	(7,310,359)	–	3,340,900	81,417,743
Invesco Main Street Small Cap Fund, Class R6	3.60%	113,973,690	1,688,162	(32,871,710)	(24,052,592)	5,201,708	–	3,752,304	63,939,258
Invesco Russell 1000 Dynamic Multifactor ETF	7.87%	112,605,562	68,501,818	(12,416,742)	(28,726,329)	(281,605)	845,931	3,391,180	139,682,704
Invesco S&P 500® Low Volatility ETF	6.76%	113,061,748	27,912,132	(7,688,638)	(14,176,882)	872,614	1,181,349	1,935,177	119,980,974
Invesco S&P 500® Pure Growth ETF(b)	4.60%	89,902,502	26,842,010	(4,565,696)	(30,004,656)	(545,480)	172,500	552,890	81,628,680
Invesco S&P 500® Pure Value ETF(b)	2.39%	46,639,395	7,464,787	(8,200,475)	(4,127,891)	686,152	393,788	565,481	42,461,968
Invesco S&P SmallCap Low Volatility ETF	1.02%	85,097,662	–	(58,539,763)	(24,632,672)	16,117,438	491,152	405,180	18,042,665
Invesco Value Opportunities Fund, Class R6	1.68%	–	34,341,727	(533,850)	(3,853,017)	(28,329)	–	1,939,503	29,926,531
Total Domestic Equity Funds		726,932,299	190,522,315	(182,557,356)	(172,528,874)	14,712,139	3,084,720		577,080,523
Fixed Income Funds–37.71%
Invesco 1-30 Laddered Treasury ETF	7.15%	124,532,500	31,276,110	(9,639,899)	(18,351,100)	(891,314)	950,430	4,070,760	126,926,297
Invesco Core Plus Bond Fund, Class R6	8.16%	177,694,157	5,902,695	(13,572,478)	(23,225,573)	(1,913,628)	2,053,124	15,348,006	144,885,173
Invesco Fundamental High Yield® Corporate Bond ETF(b)	3.00%	78,056,942	–	(15,507,993)	(8,134,033)	(1,141,012)	1,043,435	3,161,656	53,273,904
Invesco Income Fund, Class R6	1.79%	45,076,036	647,115	(10,543,132)	(3,728,275)	344,804	637,768	4,422,329	31,796,548
Invesco International Bond Fund, Class R6	2.17%	66,866,532	888,200	(18,656,346)	(9,728,336)	(916,870)	875,640	9,333,296	38,453,180
Invesco Master Loan Fund, Class R6	3.73%	71,584,760	2,128,559	(2,599,064)	(4,894,826)	32,216	2,110,223	4,426,692	66,251,645
Invesco Taxable Municipal Bond ETF(b)	6.70%	164,825,511	–	(20,468,788)	(22,085,119)	(3,268,175)	1,994,160	4,293,053	119,003,429
Invesco Variable Rate Investment Grade ETF	5.01%	67,087,850	38,845,379	(15,524,428)	(1,430,167)	23,396	384,799	3,610,630	89,002,030
Total Fixed Income Funds		795,724,288	79,688,058	(106,512,128)	(91,577,429)	(7,730,583)	10,049,579		669,592,206
Foreign Equity Funds–23.91%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	3.23%	71,782,953	8,492,901	(8,174,602)	(12,434,665)	(2,380,086)	–	1,913,377	57,286,501
Invesco Developing Markets Fund, Class R6	3.03%	89,028,299	–	(14,244,925)	(15,092,561)	(5,913,594)	–	1,530,806	53,777,219
Invesco Global Fund, Class R6	6.90%	179,829,393	22,529,128	(21,709,462)	(54,339,176)	(3,832,195)	–	1,426,648	122,477,688
Invesco Global Infrastructure Fund, Class R6	0.97%	23,575,413	166,911	(5,412,573)	(1,817,282)	790,759	166,911	1,417,136	17,303,228
Invesco International Select Equity Fund, Class R6	1.52%	67,718,134	–	(26,949,771)	(2,512,852)	(11,227,558)	–	2,800,824	27,027,953
Invesco International Small-Mid Company Fund, Class R6	2.29%	56,955,320	4,187,047	(821,831)	(19,482,622)	(176,496)	–	1,070,883	40,661,418
Invesco RAFI™ Strategic Developed ex-US ETF	3.29%	32,601,550	39,325,088	(5,120,229)	(8,337,582)	(75,964)	990,892	2,221,528	58,392,863
Invesco S&P Emerging Markets Low Volatility ETF	1.72%	39,987,733	–	(7,778,982)	(2,311,132)	604,824	520,627	1,311,369	30,502,443
Invesco S&P International Developed Low Volatility ETF	0.96%	45,865,401	–	(25,475,723)	(5,597,331)	2,251,886	651,249	617,321	17,044,233
Total Foreign Equity Funds		607,344,196	74,701,075	(115,688,098)	(121,925,203)	(19,958,424)	2,329,679		424,473,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–99.88%(a)

	% of Net Assets 06/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 06/30/22	Value 06/30/22
Money Market Funds–0.76%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)	0.27%	$4,291,522	$69,509,711	$(69,102,908)	$–	$–	$1,671		4,698,325	$4,698,325
Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)	0.19%	2,912,289	49,649,794	(49,207,861)	45	1,739	2,519		3,356,342	3,356,006
Invesco Treasury Portfolio, Institutional Class, 1.35%(d)	0.30%	4,904,596	79,439,670	(78,974,752)	–	–	3,400		5,369,514	5,369,514
Total Money Market Funds		12,108,407	198,599,175	(197,285,521)	45	1,739	7,590			13,423,845
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,826,649,080)	99.88%	2,256,419,770	551,425,998	(621,730,919)	(397,824,233)	(14,965,117)	15,941,838			1,773,325,499
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.21%
Invesco Private Government Fund, 1.38%(d)(e)	0.06%	–	85,270,199	(84,224,614)	–	–	9,215	(f)	1,045,585	1,045,585
Invesco Private Prime Fund, 1.66%(d)(e)	0.15%	–	175,554,792	(172,863,835)	(152)	(2,158)	26,120	(f)	2,688,647	2,688,647

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,734,384)	0.21%	–	260,824,991	(257,088,449)	(152)	(2,158)	35,335			3,734,232

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,830,383,464)	100.09%	$2,256,419,770	$812,250,989	$(878,819,368)	$(397,824,385)	$(14,967,275)	$15,977,173			$1,777,059,731

OTHER ASSETS LESS LIABILITIES	(0.09)%									(1,601,200)

NET ASSETS	100.00%									$1,775,458,531

Investment Abbreviations:

ETF –Exchange–Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at June 30, 2022.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E–Mini S&P 500 Index	45	September-2022	$8,526,375	$79,896	$79,896

MSCI Emerging Markets Index	6	September-2022	300,810	(661)	(661)

Nikkei 225 Index	1	September-2022	194,428	(10,911)	(10,911)

S&P/ASX 200 Index	1	September-2022	111,493	(554)	(554)

S&P/TSX 60 Index	1	September-2022	177,517	(6,307)	(6,307)

STOXX Europe 600 Index	23	September-2022	487,842	(2,547)	(2,547)

Subtotal				58,916	58,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Select Risk: Moderate Investor Fund

Open Futures Contracts(a)–(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

Canada 10 Year Bonds	69	September-2022	$6,646,450	$(228,356)	$(228,356)

Euro-BTP	83	September-2022	10,708,959	(81,192)	(81,192)

Euro-Bund	49	September-2022	7,639,786	(135,049)	(135,049)

Euro-OAT	92	September-2022	13,355,871	(258,383)	(258,383)

Japan 10 Year Bonds	45	September-2022	49,288,399	(155,882)	(155,882)

Long Gilt	111	September-2022	15,401,015	(545,885)	(545,885)

Subtotal				(1,404,747)	(1,404,747)

Total Futures Contracts				$(1,345,831)	$(1,345,831)

(a)	Futures contracts collateralized by $2,793,996 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition*

By fund type, based on total investments

as of June 30, 2022

Equity Funds	56.36%

Fixed Income Funds	37.68

Alternative Funds	4.99

Money Market Funds	0.97

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $1,830,383,464)*	$1,777,059,731

Other investments:
Variation margin receivable - futures contracts	535,468

Deposits with brokers:
Cash collateral - exchange-traded futures contracts	2,793,996

Cash	10,000

Receivable for:
Fund shares sold	365,799

Dividends - affiliated underlying funds	858,166

Investment for trustee deferred compensation and retirement plans	168,957

Other assets	140,483

Total assets	1,781,932,600

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	885,697

Fund shares reacquired	742,125

Collateral upon return of securities loaned	3,734,384

Accrued fees to affiliates	785,062

Accrued trustees’ and officers’ fees and benefits	19,595

Accrued other operating expenses	121,347

Trustee deferred compensation and retirement plans	185,859

Total liabilities	6,474,069

Net assets applicable to shares outstanding	$1,775,458,531

Net assets consist of:
Shares of beneficial interest	$1,785,617,605

Distributable earnings (loss)	(10,159,074)

$1,775,458,531

Net Assets:
Class A	$1,425,007,686

Class C	$171,548,399

Class R	$131,071,705

Class S	$20,363,525

Class Y	$25,491,005

Class R5	$8,943

Class R6	$1,967,268

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	143,735,907

Class C	17,825,303

Class R	13,354,393

Class S	2,051,991

Class Y	2,547,629

Class R5	901

Class R6	198,181

Class A:
Net asset value per share	$9.91

Maximum offering price per share (Net asset value of $9.91 ÷ 94.50%)	$10.49

Class C:
Net asset value and offering price per share	$9.62

Class R:
Net asset value and offering price per share	$9.81

Class S:
Net asset value and offering price per share	$9.92

Class Y:
Net asset value and offering price per share	$10.01

Class R5:
Net asset value and offering price per share	$9.93

Class R6:
Net asset value and offering price per share	$9.93

*	At June 30, 2022, securities with an aggregate value of $3,685,930 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Moderate Investor Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends from affiliated underlying funds (includes securities lending income of $154,082)	$16,095,920

Interest	326,040

Total investment income	16,421,960

Expenses:
Distribution fees:
Class A	1,908,461

Class C	991,642

Class R	358,040

Class S	16,995

Transfer agent fees – A, C, R, S and Y	977,284

Transfer agent fees – R5	2

Transfer agent fees – R6	358

Trustees’ and officers’ fees and benefits	17,266

Registration and filing fees	70,987

Reports to shareholders	38,491

Professional services fees	18,579

Other	23,262

Total expenses	4,421,367

Less: Expenses reimbursed and/or expense offset arrangement(s)	(2,341)

Net expenses	4,419,026

Net investment income	12,002,934

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(14,966,155)

Foreign currencies	(67)

Futures contracts	(9,834,005)

(24,800,227)

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(397,824,385)

Foreign currencies	311,413

Futures contracts	(1,057,019)

(398,569,991)

Net realized and unrealized gain (loss)	(423,370,218)

Net increase (decrease) in net assets resulting from operations	$(411,367,284)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30,	December 31,
	2022	2021

Operations:
Net investment income	$12,002,934	$21,069,450

Net realized gain (loss)	(24,800,227)	179,261,801

Change in net unrealized appreciation (depreciation)	(398,569,991)	23,347,867

Net increase (decrease) in net assets resulting from operations	(411,367,284)	223,679,118

Distributions to shareholders from distributable earnings:
Class A	-	(136,177,573)

Class C	-	(16,475,705)

Class R	-	(11,831,434)

Class S	-	(1,988,500)

Class Y	-	(2,599,430)

Class R5	-	(940)

Class R6	-	(218,480)

Total distributions from distributable earnings	-	(169,292,062)

Share transactions–net:
Class A	(48,100,183)	(94,480,858)

Class C	(19,963,061)	(22,648,712)

Class R	(152,338)	4,777,137

Class S	(972,780)	(913,586)

Class Y	(1,928,800)	3,774,344

Class R6	(357,246)	608,688

Net increase (decrease) in net assets resulting from share transactions	(71,474,408)	(108,882,987)

Net increase (decrease) in net assets	(482,841,692)	(54,495,931)

Net assets:
Beginning of period	2,258,300,223	2,312,796,154

End of period	$1,775,458,531	$2,258,300,223

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Moderate Investor Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover (e)
Class A
Six months ended 06/30/22	$12.15	$0.07	$(2.31)	$(2.24)	$ -	$ -	$ -	$9.91	(18.44	)%(f)	$1,425,008	0.36	%(f)(g)	0.36	%(f)(g)	1.30	%(f)(g)	18%
Year ended 12/31/21	11.95	0.13	1.06	1.19	(0.26)	(0.73)	(0.99)	12.15	10.11	(f)	1,801,506	0.35	(f)	0.38	(f)	1.01	(f)	32
Year ended 12/31/20	11.96	0.16	1.14	1.30	(0.18)	(1.13)	(1.31)	11.95	11.67	(f)	1,851,149	0.31	(f)	0.38	(f)	1.42	(f)	88
Eleven months ended 12/31/19	11.72	0.22	1.32	1.54	(0.36)	(0.94)	(1.30)	11.96	13.13		1,156,291	0.40	(g)	0.47	(g)	1.95	(g)	16
Year ended 01/31/19	12.66	0.20	(0.80)	(0.60)	(0.21)	(0.13)	(0.34)	11.72	(4.59)		1,037,833	0.41		0.48		1.61		40
Year ended 01/31/18	11.06	0.14	1.69	1.83	(0.23)	-	(0.23)	12.66	16.59		1,169,055	0.41		0.49		1.20		6
Year ended 01/31/17	10.13	0.18	0.93	1.11	(0.18)	-	(0.18)	11.06	10.95		1,050,230	0.44		0.51		1.63		7
Class C
Six months ended 06/30/22	11.84	0.03	(2.25)	(2.22)	-	-	-	9.62	(18.75)		171,548	1.12	(g)	1.12	(g)	0.54	(g)	18
Year ended 12/31/21	11.66	0.03	1.04	1.07	(0.16)	(0.73)	(0.89)	11.84	9.33		233,536	1.11		1.14		0.25		32
Year ended 12/31/20	11.72	0.07	1.09	1.16	(0.09)	(1.13)	(1.22)	11.66	10.70		250,605	1.08		1.15		0.65		88
Eleven months ended 12/31/19	11.49	0.13	1.29	1.42	(0.25)	(0.94)	(1.19)	11.72	12.44		273,048	1.16	(g)	1.23	(g)	1.19	(g)	16
Year ended 01/31/19	12.41	0.10	(0.78)	(0.68)	(0.11)	(0.13)	(0.24)	11.49	(5.33)		358,746	1.17		1.24		0.86		40
Year ended 01/31/18	10.85	0.05	1.65	1.70	(0.14)	-	(0.14)	12.41	15.69		409,418	1.16		1.25		0.43		6
Year ended 01/31/17	9.94	0.09	0.91	1.00	(0.09)	-	(0.09)	10.85	10.12		383,848	1.19		1.26		0.87		7
Class R
Six months ended 06/30/22	12.05	0.06	(2.30)	(2.24)	-	-	-	9.81	(18.59)		131,072	0.62	(g)	0.62	(g)	1.04	(g)	18
Year ended 12/31/21	11.85	0.09	1.07	1.16	(0.23)	(0.73)	(0.96)	12.05	9.92		161,076	0.61		0.64		0.75		32
Year ended 12/31/20	11.88	0.13	1.12	1.25	(0.15)	(1.13)	(1.28)	11.85	11.32		153,448	0.58		0.65		1.15		88
Eleven months ended 12/31/19	11.65	0.19	1.30	1.49	(0.32)	(0.94)	(1.26)	11.88	12.84		131,445	0.66	(g)	0.73	(g)	1.69	(g)	16
Year ended 01/31/19	12.59	0.16	(0.79)	(0.63)	(0.18)	(0.13)	(0.31)	11.65	(4.86)		116,637	0.66		0.73		1.36		40
Year ended 01/31/18	11.00	0.11	1.68	1.79	(0.20)	-	(0.20)	12.59	16.33		123,884	0.66		0.74		0.96		6
Year ended 01/31/17	10.08	0.15	0.92	1.07	(0.15)	-	(0.15)	11.00	10.64		105,976	0.69		0.76		1.38		7
Class S
Six months ended 06/30/22	12.16	0.08	(2.32)	(2.24)	-	-	-	9.92	(18.42)		20,364	0.27	(g)	0.27	(g)	1.39	(g)	18
Year ended 12/31/21	11.96	0.14	1.07	1.21	(0.28)	(0.73)	(1.01)	12.16	10.22		26,025	0.26		0.29		1.10		32
Period ended 12/31/20(h)	10.46	0.11	2.38	2.49	(0.19)	(0.80)	(0.99)	11.96	23.86		26,339	0.23	(g)	0.30	(g)	1.50	(g)	88
Class Y
Six months ended 06/30/22	12.25	0.08	(2.32)	(2.24)	-	-	-	10.01	(18.29)		25,491	0.12	(g)	0.12	(g)	1.54	(g)	18
Year ended 12/31/21	12.04	0.16	1.08	1.24	(0.30)	(0.73)	(1.03)	12.25	10.40		33,378	0.11		0.14		1.25		32
Year ended 12/31/20	12.03	0.19	1.15	1.34	(0.20)	(1.13)	(1.33)	12.04	11.97		29,097	0.08		0.15		1.65		88
Eleven months ended 12/31/19	11.78	0.25	1.32	1.57	(0.38)	(0.94)	(1.32)	12.03	13.39		18,433	0.16	(g)	0.23	(g)	2.19	(g)	16
Year ended 01/31/19	12.73	0.23	(0.82)	(0.59)	(0.23)	(0.13)	(0.36)	11.78	(4.41)		15,732	0.17		0.24		1.85		40
Year ended 01/31/18	11.12	0.20	1.67	1.87	(0.26)	-	(0.26)	12.73	16.91		17,618	0.17		0.25		1.63		6
Year ended 01/31/17	10.19	0.21	0.92	1.13	(0.20)	-	(0.20)	11.12	11.16		9,343	0.19		0.26		1.94		7
Class R5
Six months ended 06/30/22	12.15	0.09	(2.31)	(2.22)	-	-	-	9.93	(18.27)		9	0.05	(g)	0.05	(g)	1.61	(g)	18
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53		11	0.00		0.03		1.36		32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04		11	0.00		0.07		1.73		88
Period ended 12/31/19(i)	12.03	0.17	1.08	1.25	(0.39)	(0.94)	(1.33)	11.95	10.45		10	0.09	(g)	0.16	(g)	2.26	(g)	16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Select Risk: Moderate Investor Fund

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover (e)
Class R6
Six months ended 06/30/22	$12.15	$0.09	$(2.31)	$(2.22)	$ -	$ -	$ -	$ 9.93	(18.27)%	$1,967	0.05	%(g)	0.05	%(g)	1.61	%(g)	18%
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53	2,767	0.00		0.03		1.36		32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04	2,147	(0.01)		0.06		1.74		88
Period ended 12/31/19(i)	12.03	0.18	1.08	1.26	(0.40)	(0.94)	(1.34)	11.95	10.49	10	0.04	(g)	0.11	(g)	2.31	(g)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.52%, 0.52% and 0.58% for the six months ended June 30, 2022 and the years ended December 31, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.56%, 0.57%, 0.58% and 0.59% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019, 2018 and 2017, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $597,759,006 in connection with the acquisition of Invesco Moderate Allocation Fund into the Fund.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.24% and 0.23% for the six months ended June 30, 2022 and for the years ended ended December 31, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date of May 15, 2020.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

13	Invesco Select Risk: Moderate Investor Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $12,255 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized

14	Invesco Select Risk: Moderate Investor Fund

gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective May 1, 2022 through at least April 30, 2023, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.22%, 0.72%, 0.37%, 0.22%, 0.22% and 0.22%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.23%, 0.72%, 0.37%, 0.22%, 0.17% and 0.12%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the

15	Invesco Select Risk: Moderate Investor Fund

Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C, Class R and Class S Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares. and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $125,746 in front-end sales commissions from the sale of Class A shares and $24,977 and $2,210 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$1,759,901,654	$ –	$–	$1,759,901,654

Money Market Funds	13,423,845	3,734,232	–	17,158,077

Total Investments in Securities	1,773,325,499	3,734,232	–	1,777,059,731

Other Investments - Assets*

Futures Contracts	79,896	–	–	79,896

Other Investments - Liabilities*

Futures Contracts	(1,425,727)	–	–	(1,425,727)

Total Other Investments	(1,345,831)	–	–	(1,345,831)

Total Investments	$1,771,979,668	$3,734,232	$–	$1,775,713,900

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

16	Invesco Select Risk: Moderate Investor Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2022:

			Value
			Equity
Derivative Assets			Risk

Unrealized appreciation on futures contracts - Exchange-Traded(a)			$79,896

Derivatives not subject to master netting agreements			(79,896)

Total Derivative Assets subject to master netting agreements			$–

	Value
	Equity	Interest
Derivative Liabilities	Risk	Rate Risk	Total

Unrealized depreciation on futures contracts - Exchange-Traded(a)	$(20,980)	$(1,404,747)	$(1,425,727)

Derivatives not subject to master netting agreements	20,980	1,404,747	1,425,727

Total Derivative Liabilities subject to master netting agreements	$–	$–	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$(2,234,119)	$(7,599,886)	$(9,834,005)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(197,559)	(859,460)	(1,057,019)

Total	$(2,431,678)	$(8,459,346)	$(10,891,024)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$125,176,958

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,341.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

17	Invesco Select Risk: Moderate Investor Fund

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $352,826,823 and $424,445,398, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$80,158,821

Aggregate unrealized (depreciation) of investments	(139,969,636)

Net unrealized appreciation (depreciation) of investments	$(59,810,815)

Cost of investments for tax purposes is $1,835,524,715.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	7,396,255	$80,924,073	15,093,559	$190,917,093

Class C	1,295,771	13,777,789	2,887,900	35,544,182

Class R	1,195,273	12,937,275	2,305,611	28,896,248

Class S	17,669	195,898	60,610	764,835

Class Y	304,726	3,389,166	1,001,438	12,750,740

Class R6	4,971	54,503	89,751	1,138,355

Issued as reinvestment of dividends:
Class A	-	-	11,037,840	132,122,928

Class C	-	-	1,403,294	16,376,440

Class R	-	-	994,955	11,810,122

Class S	-	-	165,907	1,987,564

Class Y	-	-	192,790	2,326,981

Class R6	-	-	18,175	217,551

Automatic conversion of Class C shares to Class A shares:
Class A	1,156,989	12,552,797	2,113,154	26,639,254

Class C	(1,189,944)	(12,552,797)	(2,171,681)	(26,639,254)

Reacquired:
Class A	(13,037,785)	(141,577,053)	(34,931,431)	(444,160,133)

Class C	(1,998,855)	(21,188,053)	(3,888,057)	(47,930,080)

Class R	(1,209,686)	(13,089,613)	(2,877,307)	(35,929,233)

Class S	(105,717)	(1,168,678)	(289,355)	(3,665,985)

Class Y	(481,356)	(5,317,966)	(886,805)	(11,303,377)

Class R6	(34,523)	(411,749)	(59,833)	(747,218)

Net increase (decrease) in share activity	(6,686,212)	$(71,474,408)	(7,739,485)	$(108,882,987)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

18	Invesco Select Risk: Moderate Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$815.60	$1.62	$1,023.01	$1.81	0.36%
Class C	1,000.00	812.50	5.03	1,019.24	5.61	1.12
Class R	1,000.00	814.10	2.79	1,021.72	3.11	0.62
Class S	1,000.00	815.80	1.22	1,023.46	1.35	0.27
Class Y	1,000.00	817.10	0.54	1,024.20	0.60	0.12
Class R5	1,000.00	817.30	0.23	1,024.55	0.25	0.05
Class R6	1,000.00	817.30	0.23	1,024.55	0.25	0.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19	Invesco Select Risk: Moderate Investor Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Select Risk: Moderate Investor Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the absence of compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Select Risk: Moderate Investor Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board considered that the Fund underwent portfolio management and corresponding investment strategy changes in 2020. The Board recognized that the

20	Invesco Select Risk: Moderate Investor Fund

performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that because Invesco Advisers does not charge the Fund any fees pursuant to the Fund’s investment advisory agreement, no compensation is payable to any Affiliated Sub-Advisers for their services to the Fund.

D.	Economies of Scale and Breakpoints

The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees that typically include breakpoints in their advisory fee schedules as a means of sharing economies of scale with shareholders. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board noted that Invesco Advisers and its affiliates did not make a profit from managing the Fund because the Fund is a fund of funds and no advisory fee is charged to the Fund, although the Fund does incur its share of underlying fund fees and other allocable costs. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered that the underlying holdings of the Fund generally will consist of affiliated mutual funds and affiliated exchange traded funds. The Board noted that Invesco Advisers and its affiliates receive advisory and other fees from the affiliated mutual funds and exchange traded funds. The Board considers the receipt by Invesco Advisers and its affiliates of these fees from affiliated underlying mutual funds and exchange traded funds to be collateral benefits resulting from Invesco Advisers’ relationships with the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

21	Invesco Select Risk: Moderate Investor Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSMI-SAR-1

Semiannual Report to Shareholders	June 30, 2022

Invesco Small Cap Growth Fund

Nasdaq:
A: GTSAX ∎ C: GTSDX ∎ R: GTSRX ∎ Y: GTSYX ∎ Investor: GTSIX ∎ R5: GTSVX ∎ R6: GTSFX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

18	Fund Expenses

19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/21 to 6/30/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-38.37%
Class C Shares	-38.59
Class R Shares	-38.47
Class Y Shares	-38.30
Investor Class Shares	-38.37
Class R5 Shares	-38.28
Class R6 Shares	-38.26
S&P 500 Index▼ (Broad Market Index)	-19.96
Russell 2000 Growth Index▼ (Style-Specific Index)	-29.45
Lipper Small-Cap Growth Funds Index∎ (Peer Group Index)	-28.43

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Small Cap Growth Fund

Average Annual Total Returns
As of 6/30/22, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	9.48%
10 Years	9.49
5 Years	4.65
1 Year	-42.61

Class C Shares
Inception (5/3/99)	7.89%
10 Years	9.45
5 Years	5.05
1 Year	-40.00

Class R Shares
Inception (6/3/02)	7.97%
10 Years	9.84
5 Years	5.57
1 Year	-39.43

Class Y Shares
Inception (10/3/08)	10.67%
10 Years	10.39
5 Years	6.10
1 Year	-39.12

Investor Class Shares
Inception (4/7/06)	7.78%
10 Years	10.14
5 Years	5.88
1 Year	-39.24

Class R5 Shares
Inception (3/15/02)	8.16%
10 Years	10.53
5 Years	6.22
1 Year	-39.08

Class R6 Shares
10 Years	10.61%
5 Years	6.32
1 Year	-39.03

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class,

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Small Cap Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 21-23, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2022

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.77%
Aerospace & Defense–1.78%
BWX Technologies, Inc.	345,678	$ 19,043,401
Mercury Systems, Inc.(b)(c)	351,979	22,642,809
		41,686,210

Air Freight & Logistics–0.72%
GXO Logistics, Inc.(b)	388,499	16,810,352

Alternative Carriers–1.38%
Iridium Communications, Inc.(b)(c)	858,945	32,261,974

Apparel, Accessories & Luxury Goods–0.80%
Kontoor Brands, Inc.(c)	564,417	18,834,595

Application Software–9.23%
Altair Engineering, Inc., Class A(b)(c)	469,261	24,636,203
Avalara, Inc.(b)(c)	197,176	13,920,626
Black Knight, Inc.(b)	346,544	22,660,512
Blackline, Inc.(b)(c)	401,327	26,728,378
Cerence, Inc.(b)(c)	270,111	6,814,901
Descartes Systems Group, Inc. (The) (Canada)(b)	334,362	20,750,506
Five9, Inc.(b)(c)	213,946	19,499,039
Guidewire Software, Inc.(b)(c)	248,360	17,631,076
Manhattan Associates, Inc.(b)	188,212	21,569,095
Olo, Inc., Class A(b)(c)	1,184,228	11,688,330
Sprout Social, Inc., Class A(b)(c)	250,206	14,529,462
Workiva, Inc.(b)(c)	236,061	15,577,665
		216,005,793

Auto Parts & Equipment–1.63%
Fox Factory Holding Corp.(b)(c)	252,523	20,338,202
Gentherm, Inc.(b)(c)	285,951	17,846,202
		38,184,404

Biotechnology–6.01%
Abcam PLC (United Kingdom)(b)	1,414,030	20,390,717
CareDx, Inc.(b)(c)	864,743	18,574,680
ChemoCentryx, Inc.(b)(c)	612,492	15,177,552
Halozyme Therapeutics, Inc.(b)(c)	889,647	39,144,468
Intellia Therapeutics, Inc.(b)(c)	159,568	8,259,240
Iovance Biotherapeutics, Inc.(b)(c)	688,821	7,604,584
Mirati Therapeutics, Inc.(b)(c)	175,845	11,804,475
Natera, Inc.(b)(c)	559,060	19,813,086
		140,768,802

Coal & Consumable Fuels–0.68%
Enviva, Inc.(c)	276,828	15,840,098

Communications Equipment–0.63%
Calix, Inc.(b)	434,564	14,836,015

Construction & Engineering–3.79%
AECOM	548,521	35,774,539
Construction Partners, Inc.(b)(c)	930,005	19,474,305
Valmont Industries, Inc.	148,733	33,409,894
		88,658,738

	Shares	Value
Consumer Electronics–0.60%
Sonos, Inc.(b)(c)	780,796	$ 14,085,560

Data Processing & Outsourced Services–1.47%
ExlService Holdings, Inc.(b)(c)	143,920	21,203,734
Flywire Corp.(b)(c)	748,526	13,196,513
		34,400,247

Distributors–1.11%
Pool Corp.(c)	73,786	25,915,857

Diversified Metals & Mining–0.22%
MP Materials Corp.(b)(c)	164,327	5,271,610

Electrical Components & Equipment–0.80%
Vicor Corp.(b)(c)	342,293	18,733,696

Electronic Components–1.26%
Littelfuse, Inc.(c)	116,510	29,598,200

Electronic Manufacturing Services–0.66%
Flex Ltd.(b)	1,071,768	15,508,483

Environmental & Facilities Services–1.36%
Clean Harbors, Inc.(b)	362,536	31,783,531

Financial Exchanges & Data–2.40%
Morningstar, Inc.	139,593	33,757,775
TMX Group Ltd. (Canada)	220,269	22,417,060
		56,174,835

Food Distributors–1.13%
Performance Food Group Co.(b)	573,837	26,385,025

Food Retail–0.77%
Grocery Outlet Holding Corp.(b)(c)	422,653	18,017,697

Health Care Equipment–7.98%
AtriCure, Inc.(b)	550,431	22,490,611
CONMED Corp.	93,359	8,940,058
CryoPort, Inc.(b)(c)	701,395	21,729,217
Globus Medical, Inc., Class A(b)(c)	296,510	16,646,072
Inari Medical, Inc.(b)(c)	390,587	26,556,010
Insulet Corp.(b)(c)	97,786	21,311,481
iRhythm Technologies, Inc.(b)(c)	101,180	10,930,475
Mesa Laboratories, Inc.	100,477	20,491,279
Omnicell, Inc.(b)(c)	177,645	20,207,119
Tandem Diabetes Care, Inc.(b)	296,281	17,536,872
		186,839,194

Health Care Facilities–0.92%
Acadia Healthcare Co., Inc.(b)	317,540	21,475,230

Health Care Services–3.01%
Chemed Corp.	49,248	23,116,519
LHC Group, Inc.(b)	178,207	27,753,958
R1 RCM, Inc.(b)(c)	934,304	19,583,012
		70,453,489

Health Care Technology–0.58%
Doximity, Inc., Class A(b)(c)	386,799	13,468,341

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Small Cap Growth Fund

	Shares	Value
Hotels, Resorts & Cruise Lines–1.74%
Marriott Vacations Worldwide Corp.	214,842	$ 24,964,640
Wyndham Hotels & Resorts, Inc.	241,450	15,868,094
		40,832,734

Human Resource & Employment Services–0.81%
ASGN, Inc.(b)(c)	210,022	18,954,486

Industrial Machinery–4.00%
Chart Industries, Inc.(b)(c)	144,733	24,225,410
Evoqua Water Technologies Corp.(b)(c)	1,096,304	35,640,843
Kornit Digital Ltd. (Israel)(b)	279,185	8,850,164
Nordson Corp.	122,553	24,809,629
		93,526,046

Industrial REITs–1.73%
EastGroup Properties, Inc.	163,308	25,203,324
Terreno Realty Corp.	274,283	15,285,791
		40,489,115

Insurance Brokers–0.92%
BRP Group, Inc., Class A(b)(c)	887,888	21,442,495

Internet & Direct Marketing Retail–1.33%
Overstock.com, Inc.(b)(c)	527,511	13,193,050
Shutterstock, Inc.	312,513	17,910,120
		31,103,170

Investment Banking & Brokerage–2.14%
LPL Financial Holdings, Inc.(c)	271,220	50,034,666

IT Consulting & Other Services–1.46%
Endava PLC, ADR (United Kingdom)(b)	188,464	16,635,717
Perficient, Inc.(b)(c)	191,963	17,601,088
		34,236,805

Leisure Facilities–1.09%
Planet Fitness, Inc., Class A(b)(c)	376,783	25,625,012

Life Sciences Tools & Services–3.48%
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	519,370	14,755,302
Repligen Corp.(b)(c)	173,479	28,172,989
Syneos Health, Inc.(b)	536,804	38,478,111
		81,406,402

Motorcycle Manufacturers–0.89%
Harley-Davidson, Inc.(c)	654,980	20,736,667

Oil & Gas Equipment & Services–0.64%
ChampionX Corp.	758,446	15,055,153

Oil & Gas Exploration & Production–2.99%
Chord Energy Corp.	152,669	18,572,184
Matador Resources Co.(c)	510,628	23,790,159
Range Resources Corp.(b)(c)	566,683	14,025,404
SM Energy Co.	394,901	13,501,665
		69,889,412

Packaged Foods & Meats–1.45%
Freshpet, Inc.(b)(c)	290,215	15,059,257
Simply Good Foods Co. (The)(b)(c)	499,073	18,849,987
		33,909,244

	Shares	Value
Paper Packaging–0.29%
Ranpak Holdings Corp.(b)(c)	986,025	$ 6,902,175

Pharmaceuticals–1.63%
Arvinas, Inc.(b)(c)	235,104	9,895,527
Pacira BioSciences, Inc.(b)(c)	295,107	17,204,738
Prestige Consumer Healthcare, Inc.(b)	187,687	11,035,996
		38,136,261

Property & Casualty Insurance–0.99%
Hanover Insurance Group, Inc. (The)	158,533	23,185,451

Regional Banks–0.45%
Silvergate Capital Corp., Class A(b)(c)	198,805	10,642,032

Research & Consulting Services–1.54%
CACI International, Inc., Class A(b)	8,692	2,449,232
Clarivate PLC(b)(c)	830,751	11,514,209
KBR, Inc.	455,383	22,035,983
		35,999,424

Restaurants–1.86%
Texas Roadhouse, Inc.	339,128	24,824,170
Wingstop, Inc.(c)	248,889	18,609,430
		43,433,600

Semiconductors–5.05%
Allegro MicroSystems, Inc. (Japan)(b)	1,071,816	22,175,873
Ambarella, Inc.(b)	213,046	13,945,991
Impinj, Inc.(b)(c)	347,692	20,399,090
Lattice Semiconductor Corp.(b)	485,546	23,548,981
Power Integrations, Inc.	241,803	18,137,643
Silicon Laboratories, Inc.(b)(c)	142,221	19,942,229
		118,149,807

Specialty Chemicals–2.09%
Axalta Coating Systems Ltd.(b)(c)	704,649	15,579,789
Element Solutions, Inc.(c)	1,869,720	33,281,016
		48,860,805

Specialty Stores–0.77%
National Vision Holdings, Inc.(b)(c)	653,930	17,983,075

Steel–0.64%
Cleveland-Cliffs, Inc.(b)(c)	981,111	15,079,676

Systems Software–3.14%
KnowBe4, Inc., Class A(b)(c)	1,269,214	19,825,123
Qualys, Inc.(b)	271,724	34,275,265
Rapid7, Inc.(b)(c)	290,660	19,416,088
		73,516,476

Trading Companies & Distributors–1.96%
SiteOne Landscape Supply, Inc.(b)	134,550	15,993,959
WESCO International, Inc.(b)	278,763	29,855,517
		45,849,476

Trucking–0.77%
Saia, Inc.(b)(c)	95,410	17,937,080
Total Common Stocks & Other Equity Interests (Cost $2,341,441,367)		2,264,914,721

Money Market Funds–3.25%
Invesco Government & Agency Portfolio, Institutional Class, 1.38%(d)(e)	27,000,829	27,000,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Small Cap Growth Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.41%(d)(e)	18,308,796	$ 18,306,965

Invesco Treasury Portfolio, Institutional Class, 1.35%(d)(e)	30,858,090	30,858,090

Total Money Market Funds (Cost $76,165,022)		76,165,884

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–100.02% (Cost $2,417,606,389)		2,341,080,605

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–24.85%
Invesco Private Government Fund, 1.38%(d)(e)(f)	162,487,093	162,487,093

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 1.66%(d)(e)(f)	419,065,810	$419,065,810

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $581,571,158)		581,552,903

TOTAL INVESTMENTS IN SECURITIES–124.87% (Cost $2,999,177,547)		2,922,633,508

OTHER ASSETS LESS LIABILITIES–(24.87)%		(582,098,488)

NET ASSETS–100.00%		$2,340,535,020

Investment Abbreviations:

ADR –  American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 32,241,983	$ 113,531,513	$ (118,772,667)	$ -	$ -	$ 27,000,829	$ 46,356
Invesco Liquid Assets Portfolio, Institutional Class	22,057,639	81,093,937	(84,837,621)	862	(7,852)	18,306,965	29,585
Invesco Treasury Portfolio, Institutional Class	36,847,981	129,750,301	(135,740,192)	-	-	30,858,090	41,783
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	206,465,257	364,948,282	(408,926,446)	-	-	162,487,093	284,976*
Invesco Private Prime Fund	480,543,174	844,164,703	(905,586,690)	28,414	(83,791)	419,065,810	809,151*
Total	$778,156,034	$1,533,488,736	$(1,653,863,616)	$29,276	$(91,643)	$657,718,787	$1,211,851

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Small Cap Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2022

Health Care	23.61%

Information Technology	22.91

Industrials	17.51

Consumer Discretionary	11.82

Financials	6.90

Energy	4.31

Consumer Staples	3.35

Materials	3.25

Other Sectors, Each Less than 2% of Net Assets	3.11

Money Market Funds Plus Other Assets Less Liabilities	3.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,341,441,367)*	$2,264,914,721

Investments in affiliated money market funds, at value (Cost $657,736,180)	657,718,787

Cash	379,068

Foreign currencies, at value (Cost $308)	292

Receivable for:
Investments sold	2,094,029

Fund shares sold	2,162,868

Dividends	699,586

Investment for trustee deferred compensation and retirement plans	362,834

Other assets	140,751

Total assets	2,928,472,936

Liabilities:
Payable for:
Investments purchased	2,265,194

Fund shares reacquired	2,365,298

Collateral upon return of securities loaned	581,571,158

Accrued fees to affiliates	1,155,614

Accrued trustees’ and officers’ fees and benefits	7,033

Accrued other operating expenses	166,471

Trustee deferred compensation and retirement plans	407,148

Total liabilities	587,937,916

Net assets applicable to shares outstanding	$2,340,535,020

Net assets consist of:
Shares of beneficial interest	$2,517,944,829

Distributable earnings (loss)	(177,409,809)

$2,340,535,020

Net Assets:
Class A	$552,236,083

Class C	$7,689,942

Class R	$63,790,105

Class Y	$153,605,873

Investor Class	$147,560,956

Class R5	$744,201,494

Class R6	$671,450,567

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	24,668,432

Class C	1,013,270

Class R	3,391,179

Class Y	6,366,857

Investor Class	5,974,694

Class R5	26,030,426

Class R6	23,168,689

Class A:
Net asset value per share	$22.39

Maximum offering price per share (Net asset value of $22.39 ÷ 94.50%)	$23.69

Class C:
Net asset value and offering price per share	$7.59

Class R:
Net asset value and offering price per share	$18.81

Class Y:
Net asset value and offering price per share	$24.13

Investor Class:
Net asset value and offering price per share	$24.70

Class R5:
Net asset value and offering price per share	$28.59

Class R6:
Net asset value and offering price per share	$28.98

*	At June 30, 2022, securities with an aggregate value of $ 562,867,298 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $21,391)	$6,822,572

Dividends from affiliated money market funds (includes securities lending income of $250,267)	367,991

Total investment income	7,190,563

Expenses:
Advisory fees	9,920,305

Administrative services fees	267,224

Custodian fees	14,781

Distribution fees:
Class A	886,370

Class C	53,434

Class R	197,261

Investor Class	224,541

Transfer agent fees – A, C, R, Y and Investor	1,127,936

Transfer agent fees – R5	473,548

Transfer agent fees – R6	142,269

Trustees’ and officers’ fees and benefits	21,274

Registration and filing fees	82,362

Reports to shareholders	30,855

Professional services fees	35,400

Other	22,237

Total expenses	13,499,797

Less: Fees waived and/or expense offset arrangement(s)	(29,989)

Net expenses	13,469,808

Net investment income (loss)	(6,279,245)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(159,492,705)

Affiliated investment securities	(91,643)

Foreign currencies	(7,373)

(159,591,721)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,344,732,656)

Affiliated investment securities	29,276

Foreign currencies	(20)

(1,344,703,400)

Net realized and unrealized gain (loss)	(1,504,295,121)

Net increase (decrease) in net assets resulting from operations	$(1,510,574,366)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2022 and the year ended December 31, 2021

(Unaudited)

	June 30, 2022	December 31, 2021

Operations:
Net investment income (loss)	$(6,279,245)	$(26,494,192)

Net realized gain (loss)	(159,591,721)	1,001,871,425

Change in net unrealized appreciation (depreciation)	(1,344,703,400)	(666,041,368)

Net increase (decrease) in net assets resulting from operations	(1,510,574,366)	309,335,865

Distributions to shareholders from distributable earnings:
Class A	–	(275,936,062)

Class C	–	(8,582,087)

Class R	–	(35,223,437)

Class Y	–	(73,341,959)

Investor Class	–	(64,327,342)

Class R5	–	(335,205,984)

Class R6	–	(217,106,044)

Total distributions from distributable earnings	–	(1,009,722,915)

Share transactions–net:
Class A	(69,638,166)	140,560,393

Class C	(2,505,440)	1,528,656

Class R	(7,385,847)	1,007,244

Class Y	(18,873,303)	24,362,032

Investor Class	(5,614,749)	43,079,148

Class R5	(204,342,940)	99,863,661

Class R6	127,657,977	263,617,470

Net increase (decrease) in net assets resulting from share transactions	(180,702,468)	574,018,604

Net increase (decrease) in net assets	(1,691,276,834)	(126,368,446)

Net assets:
Beginning of period	4,031,811,854	4,158,180,300

End of period	$2,340,535,020	$4,031,811,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Small Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 06/30/22	$36.33	$(0.09)	$(13.85)	$(13.94)	$ -	$ -	$ -	$22.39	(38.37)%	$ 552,236	1.15	%(d)	1.15	%(d)	(0.66	)%(d)	25%
Year ended 12/31/21	47.78	(0.43)	3.12	2.69	-	(14.14)	(14.14)	36.33	7.33	988,307	1.14		1.14		(0.86)		35
Year ended 12/31/20	35.35	(0.35)	19.40	19.05	-	(6.62)	(6.62)	47.78	57.00	1,047,921	1.15		1.15		(0.90)		51
Year ended 12/31/19	31.02	(0.09)	7.59	7.50	-	(3.17)	(3.17)	35.35	24.32	499,603	1.17		1.17		(0.25)		31
Year ended 12/31/18	37.31	(0.18)	(3.08)	(3.26)	-	(3.03)	(3.03)	31.02	(9.04)	502,315	1.18		1.18		(0.47)		21
Year ended 12/31/17	32.66	(0.17)	8.26	8.09	-	(3.44)	(3.44)	37.31	24.91	617,955	1.20		1.20		(0.48)		21
Class C
Six months ended 06/30/22	12.36	(0.07)	(4.70)	(4.77)	-	-	-	7.59	(38.59)	7,690	1.90	(d)	1.90	(d)	(1.41	)(d)	25
Year ended 12/31/21	25.63	(0.41)	1.28	0.87	-	(14.14)	(14.14)	12.36	6.55 (e)	15,850	1.86	(e)	1.86	(e)	(1.58	)(e)	35
Year ended 12/31/20	21.39	(0.38)	11.24	10.86	-	(6.62)	(6.62)	25.63	55.86 (e)	21,567	1.87	(e)	1.87	(e)	(1.62	)(e)	51
Year ended 12/31/19	19.95	(0.23)	4.84	4.61	-	(3.17)	(3.17)	21.39	23.32	3,686	1.92		1.92		(1.00)		31
Year ended 12/31/18	25.33	(0.32)	(2.03)	(2.35)	-	(3.03)	(3.03)	19.95	(9.72)	11,053	1.93		1.93		(1.22)		21
Year ended 12/31/17	23.24	(0.31)	5.84	5.53	-	(3.44)	(3.44)	25.33	23.99	14,502	1.95		1.95		(1.23)		21
Class R
Six months ended 06/30/22	30.57	(0.10)	(11.66)	(11.76)	-	-	-	18.81	(38.47)	63,790	1.40	(d)	1.40	(d)	(0.91	)(d)	25
Year ended 12/31/21	42.52	(0.50)	2.69	2.19	-	(14.14)	(14.14)	30.57	7.07	112,217	1.39		1.39		(1.11)		35
Year ended 12/31/20	32.08	(0.39)	17.45	17.06	-	(6.62)	(6.62)	42.52	56.59	137,020	1.40		1.40		(1.15)		51
Year ended 12/31/19	28.46	(0.17)	6.96	6.79	-	(3.17)	(3.17)	32.08	24.01	118,302	1.42		1.42		(0.50)		31
Year ended 12/31/18	34.58	(0.26)	(2.83)	(3.09)	-	(3.03)	(3.03)	28.46	(9.27)	124,450	1.43		1.43		(0.72)		21
Year ended 12/31/17	30.55	(0.25)	7.72	7.47	-	(3.44)	(3.44)	34.58	24.60	135,751	1.45		1.45		(0.73)		21
Class Y
Six months ended 06/30/22	39.11	(0.06)	(14.92)	(14.98)	-	-	-	24.13	(38.30)	153,606	0.90	(d)	0.90	(d)	(0.41	)(d)	25
Year ended 12/31/21	50.24	(0.32)	3.33	3.01	-	(14.14)	(14.14)	39.11	7.61	274,782	0.89		0.89		(0.61)		35
Year ended 12/31/20	36.83	(0.26)	20.29	20.03	-	(6.62)	(6.62)	50.24	57.38	301,301	0.90		0.90		(0.65)		51
Year ended 12/31/19	32.14	(0.00)	7.86	7.86	-	(3.17)	(3.17)	36.83	24.59	217,477	0.92		0.92		0.00		31
Year ended 12/31/18	38.43	(0.08)	(3.18)	(3.26)	-	(3.03)	(3.03)	32.14	(8.77)	216,750	0.93		0.93		(0.22)		21
Year ended 12/31/17	33.48	(0.08)	8.47	8.39	0.00	(3.44)	(3.44)	38.43	25.22	208,233	0.95		0.95		(0.23)		21
Investor Class
Six months ended 06/30/22	40.08	(0.10)	(15.28)	(15.38)	-	-	-	24.70	(38.37)	147,561	1.15	(d)	1.15	(d)	(0.66	)(d)	25
Year ended 12/31/21	51.24	(0.42)	3.40	2.98	-	(14.14)	(14.14)	40.08	7.41 (f)	246,961	1.05	(f)	1.05	(f)	(0.77	)(f)	35
Year ended 12/31/20	37.52	(0.33)	20.67	20.34	-	(6.62)	(6.62)	51.24	57.11 (f)	249,837	1.07	(f)	1.07	(f)	(0.82	)(f)	51
Year ended 12/31/19	32.76	(0.08)	8.01	7.93	-	(3.17)	(3.17)	37.52	24.34	187,171	1.13		1.13		(0.21)		31
Year ended 12/31/18	39.21	(0.19)	(3.23)	(3.42)	-	(3.03)	(3.03)	32.76	(9.01)	168,567	1.18		1.18		(0.47)		21
Year ended 12/31/17	34.18	(0.17)	8.64	8.47	-	(3.44)	(3.44)	39.21	24.91	241,104	1.19		1.19		(0.47)		21
Class R5
Six months ended 06/30/22	46.32	(0.06)	(17.67)	(17.73)	-	-	-	28.59	(38.28)	744,201	0.81	(d)	0.81	(d)	(0.32	)(d)	25
Year ended 12/31/21	56.89	(0.31)	3.88	3.57	-	(14.14)	(14.14)	46.32	7.71	1,445,168	0.79		0.79		(0.51)		35
Year ended 12/31/20	41.01	(0.24)	22.74	22.50	-	(6.62)	(6.62)	56.89	57.56	1,564,134	0.80		0.80		(0.55)		51
Year ended 12/31/19	35.45	0.05	8.68	8.73	-	(3.17)	(3.17)	41.01	24.75	1,156,887	0.80		0.80		0.12		31
Year ended 12/31/18	42.02	(0.04)	(3.50)	(3.54)	-	(3.03)	(3.03)	35.45	(8.69)	1,192,199	0.81		0.81		(0.10)		21
Year ended 12/31/17	36.29	(0.04)	9.22	9.18	0.00	(3.44)	(3.44)	42.02	25.41	1,292,036	0.82		0.82		(0.10)		21
Class R6
Six months ended 06/30/22	46.94	(0.04)	(17.92)	(17.96)	-	-	-	28.98	(38.26)	671,451	0.74	(d)	0.74	(d)	(0.25	)(d)	25
Year ended 12/31/21	57.42	(0.26)	3.92	3.66	-	(14.14)	(14.14)	46.94	7.80	948,527	0.70		0.70		(0.42)		35
Year ended 12/31/20	41.31	(0.20)	22.93	22.73	-	(6.62)	(6.62)	57.42	57.70	836,400	0.71		0.71		(0.46)		51
Year ended 12/31/19	35.66	0.09	8.73	8.82	-	(3.17)	(3.17)	41.31	24.86	497,160	0.71		0.71		0.21		31
Year ended 12/31/18	42.20	0.00	(3.51)	(3.51)	-	(3.03)	(3.03)	35.66	(8.58)	353,791	0.71		0.71		0.00		21
Year ended 12/31/17	36.41	0.00	9.23	9.23	0.00	(3.44)	(3.44)	42.20	25.49	303,737	0.73		0.73		(0.01)		21

(a)	Based on average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $331,583,749 and sold of $4,662,552 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Small Cap Discovery Fund into the Fund.

(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% and 0.97% for Class C for the years ended December 31, 2021 and 2020, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.16% and 0.17% for Investor Class for the years ended December 31, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Small Cap Growth Fund

Notes to Financial Statements

June 30, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

13	Invesco Small Cap Growth Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the Investment Company Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Advisers, Inc. (the “Adviser” or “Invesco”) serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also continues to serve as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2022, the Fund paid the Adviser $17,338 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant

14	Invesco Small Cap Growth Fund

economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and    pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%

For the six months ended June 30, 2022, the effective advisory fee rate incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2022, the Adviser waived advisory fees of $29,381.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended June 30, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2022, IDI advised the Fund that IDI retained $13,179 in front-end sales commissions from the sale of Class A shares and $41 and $80 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended June 30, 2022, the Fund incurred $2,805 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

15	Invesco Small Cap Growth Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,244,524,004	$20,390,717	$–	$2,264,914,721
Money Market Funds	76,165,884	581,552,903	–	657,718,787
Total Investments	$2,320,689,888	$601,943,620	$–	$2,922,633,508

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $608.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2021.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2022 was $742,697,729 and $924,567,891, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$416,773,212

Aggregate unrealized (depreciation) of investments	(496,785,530)

Net unrealized appreciation (depreciation) of investments	$(80,012,318)

Cost of investments for tax purposes is $3,002,645,826.

16	Invesco Small Cap Growth Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2022(a)		December 31, 2021(b)
	Shares	Amount	Shares	Amount

Sold:
Class A	1,235,642	$34,233,815	2,304,765	$116,462,004

Class C	49,270	462,753	48,052	1,275,128

Class R	364,548	8,232,462	357,189	15,726,335

Class Y	737,862	22,401,545	801,374	42,195,873

Investor Class	238,043	7,319,637	234,809	12,299,844

Class R5	1,552,885	54,788,508	4,331,136	261,926,783

Class R6	5,968,691	234,449,285	4,687,715	284,661,030

Issued as reinvestment of dividends:
Class A	-	-	7,840,075	269,306,056

Class C	-	-	709,116	8,289,565

Class R	-	-	1,218,527	35,215,428

Class Y	-	-	1,831,659	67,716,421

Investor Class	-	-	1,605,616	60,836,805

Class R5	-	-	7,565,468	331,291,845

Class R6	-	-	4,873,813	216,251,105

Automatic conversion of Class C shares to Class A shares:
Class A	30,113	809,501	55,274	2,785,916

Class C	(88,669)	(809,501)	(106,937)	(2,785,916)

Reacquired:
Class A	(3,799,302)	(104,681,482)	(4,929,239)	(247,993,583)

Class C	(229,465)	(2,158,692)	(209,712)	(5,250,121)

Class R	(644,573)	(15,618,309)	(1,127,142)	(49,934,519)

Class Y	(1,397,660)	(41,274,848)	(1,603,134)	(85,550,262)

Investor Class	(424,449)	(12,934,386)	(555,577)	(30,057,501)

Class R5	(6,721,701)	(259,131,448)	(8,191,619)	(493,354,967)

Class R6	(3,007,203)	(106,791,308)	(3,921,753)	(237,294,665)

Net increase (decrease) in share activity	(6,135,968)	$(180,702,468)	17,819,475	$574,018,604

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on May 15, 2020, the Fund acquired all the net assets of Invesco Small Cap Discovery Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,117,805 shares of the Fund for 58,177,945 shares outstanding of the Target Fund as of the close of business on May 15, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, May 15, 2020. The Target Fund’s net assets as of the close of business on May 15, 2020 of $421,962,554, including $65,734,630 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,310,397,609 and $2,732,360,163 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2022 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$(21,265,401)

Net realized/unrealized gains	1,537,391,174

Change in net assets resulting from operations	$1,516,125,773

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 16, 2020.

17	Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2022 through June 30, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning Account Value (01/01/22)	Ending Account Value (06/30/22)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$616.30	$4.61	$1,019.09	$5.76	1.15%
Class C	1,000.00	614.10	7.60	1,015.37	9.49	1.90
Class R	1,000.00	615.30	5.61	1,017.85	7.00	1.40
Class Y	1,000.00	617.00	3.61	1,020.33	4.51	0.90
Investor Class	1,000.00	616.30	4.61	1,019.09	5.76	1.15
Class R5	1,000.00	617.20	3.25	1,020.78	4.06	0.81
Class R6	1,000.00	617.40	2.97	1,021.12	3.71	0.74

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2022 through June 30, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Growth Series (Invesco Growth Series) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The

Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Growth Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.

19	Invesco Small Cap Growth Fund

The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20	Invesco Small Cap Growth Fund

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∎	Fund reports and prospectuses
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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	SCG-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 9, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 9, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 2, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 2, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	September 2, 2022